As filed with the Securities and Exchange Commission on April 24, 2018.

Registration Statement File No. 333-203063

Registration Statement File No. 811-08619

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. ☒ Post-Effective Amendment No. 3
and/or REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 160

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum

Senior Vice President and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on May 1, 2018 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Capital Vantage, an Individual Variable Deferred Annuity Contract

MassMutual Capital Vantage® Variable Annuity

Issued by Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

This prospectus describes an individual flexible premium deferred variable annuity contract (Contract) offered by Massachusetts Mutual Life Insurance Company (“MassMutual,” “Company,” “we,” “us”).

The Contract offers a choice of features and benefits. You, as the owner of the Contract (“you,” “Owner”), determine which ones may be appropriate for you, based on your financial circumstances and objectives. The fees and charges that you pay are based on the features and benefits that you select.

You should consider the Contract in conjunction with any other annuity contract or life insurance policy you own. Replacing an existing annuity contract or life insurance policy with the Contract may not be to your advantage. In addition, it may not be to your advantage to finance the purchase or maintenance of the Contract through a loan or withdrawals from another annuity contract or life insurance policy. You should consult your registered representative before replacing your existing life insurance policy or annuity contract.

You may accumulate value on a tax-deferred basis under your Contract by allocating your money to one or more variable investment divisions (Sub-Accounts) of Massachusetts Mutual Variable Annuity Separate Account 4 (Separate Account). Each Sub-Account, in turn, invests in one of the following investment entities (Funds). The investment choices available to you are restricted if you elect the Return of Purchase Payment Death Benefit. See “Death Benefit – Return of Purchase Payment Death Benefit” for more information. You bear the entire investment risk for all amounts you allocate to the Separate Account.

BlackRock Variable Series Funds, Inc.

BlackRock iShares® Alternative Strategies V.I. Fund

BlackRock iShares® Dynamic Allocation V.I. Fund

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Contrafund® Portfolio

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

MML Series Investment Fund

MML Aggressive Allocation Fund

MML American Funds Core Allocation Fund

MML American Funds® Growth Fund

MML American Funds® International Fund

MML Balanced Allocation Fund

MML Blue Chip Growth Fund

MML Conservative Allocation Fund

MML Equity Income Fund

MML Focused Equity Fund

MML Foreign Fund

MML Fundamental Growth Fund

MML Fundamental Value Fund

MML Global Fund

MML Growth & Income Fund

MML Growth Allocation Fund

MML Income & Growth Fund

MML International Equity Fund

MML Large Cap Growth Fund

MML Managed Volatility Fund

MML Mid Cap Growth Fund

MML Mid Cap Value Fund

MML Moderate Allocation Fund

MML Small Cap Growth Equity Fund

MML Small Company Value Fund

MML Small/Mid Cap Value Fund

MML Total Return Bond Fund

MML Series Investment Fund II

MML Asset Momentum Fund

MML Blend Fund

MML Dynamic Bond Fund

MML Equity Fund

MML Equity Rotation Fund

MML High Yield Fund

MML Inflation-Protected and Income Fund

MML Managed Bond Fund

MML Short-Duration Bond Fund

MML Small Cap Equity Fund

MML Special Situations Fund

MML Strategic Emerging Markets Fund

MML U.S. Government Money Market Fund

Oppenheimer Variable Account Funds

Oppenheimer Discovery Mid Cap Growth Fund/VA

Oppenheimer Global Fund/VA

Oppenheimer Global Multi-Alternatives Fund/VA

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer International Growth Fund/VA

Oppenheimer Main Street Fund®/VA

This prospectus refers to the following share classes: B-Share and C-Share. Each share class is subject to different charges. The share class that you select will be identified in your Contract. Not every share class or additional feature may be available to you. For certain distribution channels, this product is no longer available in the tax-qualified market, however, we continue to administer existing Contracts.

To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2018. The SAI is incorporated by reference into this prospectus. The prospectus and SAI are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC). The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The table of contents for the SAI is on page 50 of this prospectus.

For a free copy of the SAI, or for general inquiries, contact our Service Center using the following address: MassMutual, P.O. Box 758511, Topeka, Kansas 66675-8550. (Overnight Mail: MassMutual Service Center, Mail Zone 511, 5801 SW 6th Ave., Topeka, KS 66636-0001).

The Contract:

•	is not a bank or credit union deposit or obligation.
•	is not FDIC or NCUA insured.
•	is not insured by any federal government agency.
•	is not guaranteed by any bank or credit union.
•	may go down in value.
•	provides guarantees that are subject to our financial strength and claims-paying ability.

The SEC has not approved or disapproved the Contract or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

This prospectus is not an offer to sell the Contract in any jurisdiction where it is illegal to offer the Contract nor is it an offer to sell the Contract to anyone to whom it is illegal to offer the Contract.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the MassMutual Capital Vantage® Variable Annuity.

Effective May 1, 2018

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Glossary

Accumulation Phase	Begins on the date the Contract is issued and ends on the date the Owner applies the full Contract Value to an Annuity Option or upon Contract termination.
Accumulation Unit	A unit of measure used to determine your value in a Sub-Account during the Accumulation Phase.
Age	The attained age of any Owner or of any Annuitant, as applicable. Except when discussed in regards to specific tax provisions and for calculating Annuity Payments, Age refers to the Owner’s or Annuitant’s age as of his or her last birthday. If the Contract is owned by a non-natural person, then Age shall mean attained age of the Annuitant as of his/her last birthday. For purposes of calculating Annuity Payments we calculate the Annuitant’s Age based on his/her birthday nearest the applicable Annuity Date. See “The Annuity Phase – Annuity Age.”
Annuitant	The person(s) on whose life Annuity Payments are based, with the exception of the non-lifetime contingent option. See “The Annuity Phase – Non-Lifetime Contingent Option.” The term Annuitant also includes the joint Annuitant, if any. The Annuitant has no rights to the Contract.
Annuity Date	The date Annuity Payments begin. There may be more than one Annuity Date applicable to a Non-Qualified Contract if the Owner elects to apply only a portion of the Contract Value to an Annuity Option.
Annuity Options	Options available for Annuity Payments.
Annuity Payments	Series of payments made pursuant to the Annuity Option(s) elected.
Annuity Phase	The period that begins on the Annuity Date and ends with the last Annuity Payment. There may be more than one Annuity Phase applicable to a Non-Qualified Contract if the Owner elects to apply only a portion of the Contract Value to an Annuity Option.
Beneficiary	The person(s) or entity(ies) that the Owner designates to receive the death benefit provided by the Contract.
Business Day	Every day the New York Stock Exchange (NYSE), or its successor, is open for trading. Our Business Day ends at the Close of Business.
Close of Business	The time on a Business Day when the NYSE ends regular trading, usually at 4:00 p.m. Eastern Time. However, when the NYSE closes early or closes due to any emergency or SEC order, the Close of Business will occur at the same time.
Contingent Deferred Sales Charge (CDSC)	A charge that may be assessed against each Purchase Payment withdrawn from the Contract. (In some states referred to as surrender charge.)
Contract	The MassMutual Capital Vantage Variable Annuity; an individual flexible premium deferred variable annuity contract.
Contract Anniversary	An anniversary of the Issue Date of the Contract.
Contract Value	The sum of your values in the Sub-Accounts during the Accumulation Phase.
Contract Withdrawal Value	The Contract Value less any applicable Premium Taxes not previously deducted; less any applicable annual contract maintenance charge; less any applicable CDSC; less any Purchase Payments credited to the Contract that have not yet cleared the bank.
Contract Value Death Benefit	The Contract Value determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method in Good Order at our Service Center. See “Death Benefit – Death Benefit Amount During the Accumulation Phase.”
Contract Year	The first Contract Year is the annual period which begins on the Issue Date and ends on the last calendar day before the first Contract Anniversary. Subsequent Contract Years begin on subsequent Contract Anniversaries.
Fixed Annuity Payments	Annuity Payments made during the Annuity Phase which we guarantee as to dollar amount of each Annuity Payment.
Fund(s)	The investment entities into which the assets of the Separate Account will be invested.

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General Account	The Company’s general investment account, which supports the Company’s annuity and insurance obligations. The General Account’s assets include all the assets of the Company with the exception of the Separate Account and the Company’s other segregated asset accounts.
Good Order	An instruction or transaction request that we receive at our Service Center generally is considered in “Good Order” if we receive it within the time limits, if any, prescribed in this prospectus for a particular request or transaction. It includes all information necessary for us to execute the request or transaction, and it is signed by you or authorized persons to provide instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by our Service Center of the instructions related to the request or transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation we require to effect the request or transaction. This information generally includes to the extent applicable: the completed application or instruction form, your Contract number, the transaction amount (in dollars or percentage terms), the names and allocations to and/or from the Sub-Accounts affected by the request or transaction, the signatures of all owners (if necessary), the Social Security Number or Tax Identification Number, the tax certification, and any other information or supporting documentation we may require including consents, certifications and guarantees. Instructions must be complete and sufficiently clear so that we do not need to exercise any discretion to follow such instructions. We will not accept instructions that require additional requirements not provided for within the Contract. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to affect the purchase. We may in our sole discretion, determine whether any particular request or transaction is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time. If you have any questions you may contact our Service Center. See “Sending Requests in Good Order” for more information.
Issue Date	The date on which the Contract becomes effective. The Issue Date is included in the Contract.
Joint Owner	A person entitled to ownership rights under the Contract. See “Ownership – Owner.”
Non-Qualified Contract	Your Contract is referred to as a Non-Qualified Contract if you purchase the Contract as an individual and not under a qualified plan such as an Individual Retirement Annuity (IRA), Roth IRA, or a corporate pension and profit sharing plan.
Owner	The person(s) or entity entitled to ownership rights under the Contract. We allow multiple Owners, subject to certain restrictions (see “Ownership”). Where we describe multiple owners, we refer to them as Joint Owners.
Premium Tax	A tax imposed by certain states and other jurisdictions when a Purchase Payment is made, when Annuity Payments begin, or when Contract Value is withdrawn.
Purchase Payment(s)	Any amount paid to us by you or on your behalf with respect to the Contract during the Accumulation Phase which may be decreased by the assessment of any applicable Premium Tax. Purchase Payments may not be added after the Annuity Date to any portion of the Contract Value that has been applied to an Annuity Option.
Qualified Contract	Your Contract is referred to as a Qualified Contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA), Roth IRA, tax sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan. For information on the types of qualified plans for which the Contract is available, see “Taxes – Qualified Contracts.”
Required Minimum Distribution (RMD)	An RMD is a minimum amount the federal tax law requires be withdrawn from certain Qualified Contracts each year. RMDs are generally required to begin by April 1st of the year after attainment of age 70 1⁄2, or for some qualified plans, the year of retirement, if later. See “Taxes – Required Minimum Distributions for Qualified Contracts” for more information.
Return of Purchase Payment Death Benefit (ROP)	The Return of Purchase Payment Death Benefit is the greater of the Contract Value or the total Purchase Payments reduced by an adjustment for any withdrawals, determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method in Good Order at our Service Center. See “Death Benefit – Death Benefit Amount During the Accumulation Phase.”

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Separate Account	The account that holds the assets underlying the Contract. The assets of the Separate Account are kept separate from the assets of the General Account and the Company’s other separate accounts.
Service Center	The location to which Written Requests must be sent.
Sub-Account(s)	The Separate Account assets are divided into Sub-Accounts. The assets of each Sub-Account will be invested in the shares of a single Fund.
Written Notice	A written or electronic communication or instruction sent by the Company to the Owner. Any notice the Company sends to the Owner will be sent to the Owner’s last known address. The Owner must promptly provide the Company with notice of any Owner address change.
Written Request	A written communication or instruction sent by the Owner to the Company. A Written Request must be in Good Order and must be received by the Company’s Service Center. The Company may consent to receiving requests electronically or by telephone at the Service Center.

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Contacting the Company

You may contact us by calling the MassMutual Customer Service Center (our Service Center) at (866) 645-2362 Monday through Friday between 7 a.m. and 7 p.m. Central Time. You may also contact us by visiting www.massmutual.com/contact-us. Additionally, you may write to our Service Center using the following address: MassMutual Service Center, P.O. Box 758511, Topeka, Kansas 66675-8550. (Overnight Mail: MassMutual Service Center, Mail Zone 511, 5801 SW 6th Ave., Topeka, KS 66636-0001.)

Overview

The following is intended as a summary. Please read each section of this prospectus for additional detail.

For certain distribution channels, this product is no longer available in the tax-qualified market. However, we do continue to administer existing Contracts, and you may continue making additional Purchase Payments to your Contract, subject to certain restrictions.

This annuity is a contract between you, as the Owner, and MassMutual. The Contract is intended for retirement savings and/or other long-term investment purposes.

How does the Contract work?

In exchange for your Purchase Payments, we agree to pay you Annuity Payments when you choose to receive them. You select an Annuity Option and the date on which payments will begin. We call this date the Annuity Date. According to your Contract, the Annuity Date must be at least five years (13 months for Contracts issued in New York or Florida) from the Issue Date of the Contract.

The Contract has two phases – the Accumulation Phase and the Annuity Phase. If your Contract is a Non-Qualified Contract, you may participate in both phases simultaneously if you apply a portion of your Contract Value to an Annuity Option. During the Accumulation Phase, subject to certain restrictions, you can apply Purchase Payments to your Contract, and we provide a death benefit. Once you begin receiving Annuity Payments, your Contract enters the Annuity Phase.

During the Annuity Phase, we make Annuity Payments based on the Annuity Option you elect. When you elect an Annuity Option, you also elect from a number of features, including but not limited to: duration, number of payees, and payments to Beneficiaries. See “The Annuity Phase.”

What are my investment choices under the Contract?	The Contract is called a variable deferred annuity because you can choose to allocate your Purchase Payments among various Sub-Accounts. See “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Choices – The Funds.” The number of Sub-Accounts available to you will be restricted if you elect the Return of Purchase Payment Death Benefit. See “Death Benefit – Return of Purchase Payment Death Benefit – Return of Purchase Payment Death Benefit Allocation Restrictions.”
How can I access my money?	Subject to certain restrictions, you may make withdrawals of your Contract Value. Withdrawals may be subject to a CDSC. Income taxes and tax penalties may apply to any withdrawal you request. See “Withdrawals,” “Charges and Deductions – Contingent Deferred Sales Charge (CDSC),” and “Taxes.”
Can I make transfers?	You may transfer Contract Value among available Sub-Accounts during the Accumulation Phase; however, we reserve the right to charge $20 per transfer in excess of 12 in a single calendar year. We will exercise this right should we see a significant increase in transfer activity by Owners that leads to an increase in cost to administer the Contract. If we exercise this right, we will do so in the same manner for all Owners, and we will provide Owners with prior Written Notice of our decision to assess a fee. See “Transfers and Transfer Programs.”
Is a death benefit paid under the Contract?

A Beneficiary will receive a death benefit in the event of your death prior to the Annuity Phase. You must select the Contract Value Death Benefit or, for an additional cost the Return of Purchase Payment Death Benefit (ROP) at the time you apply for the Contract. The number of Sub-Accounts available to you will be restricted if you elect Return of Purchase Payment Death Benefit. The ROP is not available for selection if the oldest Owner (or Annuitant, if the Owner is a non-natural person) is over the age of 75 (maximum age for Contract Value Death Benefit is 85). The Return of Purchase Payment Death Benefit is the greater of the Contract Value or the total Purchase Payments reduced by an adjustment for any withdrawals.

Once you select a death benefit feature and we issue the Contract, you cannot later select another death benefit feature.

Once the Annuity Phase commences, payments upon death may be available to Beneficiaries depending on the Annuity Option elected. See “Death Benefit” and “The Annuity Phase.”

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What are the charges under the Contract?

Your Contract Value will be subject to certain fees. These charges may be reflected in your Contract Value and/or may be reflected when making a withdrawal or in any Annuity Payments you choose to receive from the Contract. See “Fees and Expenses” and “Charges and Deductions.”

•  We may deduct a charge to cover state or local Premium Taxes. Premium Taxes currently range from 0% to 3.5%.

•  We will deduct an annual contract maintenance charge on each Contract Anniversary, when applicable. We also may deduct this charge when you make a full withdrawal or deduct a portion of this charge if your entire Contract Value is applied to an Annuity Option on a date other than your Contract Anniversary.

•  An administrative charge and a mortality and expense risk charge compensate us primarily for our administrative and distribution expenses and the mortality and expense risks that we assume under the Contract.

•  We currently do not assess a transfer fee during the Accumulation Phase. We reserve the right to charge $20 per transfer in excess of 12 in a single calendar year during the Accumulation Phase. We will exercise this right should we see a significant increase in transfer activity by Owners that leads to an increase in cost to administer the Contract. If we exercise this right, we will do so in the same manner for all Owners, and we will provide Owners with prior Written Notice of our decision to assess a fee.

•  If you elect the Return of Purchase Payment Death Benefit (ROP), we will deduct an additional charge from each Sub-Account in which you are invested to compensate us for the costs associated with this Death Benefit.

•  We may deduct any income taxes we incur because of the operation of the Separate Account. We also will deduct any withholding taxes required by law.

•  We do not assess a sales charge when you make a Purchase Payment; however, we may assess a CDSC when you make withdrawals.

•  The Funds deduct fees from their assets to cover operating expenses (including investment management fees). These deductions are not charges under the terms of the Contract, but are reflected in the share values of the Funds. More detail about those deductions is available in the Fund prospectuses.

What are the share classes?

When you purchase the Contract you must choose between two different share classes. The Contract offers a B-Share class and a C-Share class. The two share classes differ with respect to whether a CDSC is applicable and mortality and expense risk charges. Since the share class selected will determine the CDSC, if any, and mortality and expense risk charge associated with your Contract, you should familiarize yourself with both share class options before you decide to purchase the Contract. Once you have selected a share class and we issue the Contract, you cannot later select a different share class.

The B-Share class provides a five year CDSC schedule and a lower mortality and expense risk charge for the first five Contract Years than the C-Share class.

The C-Share class does not have a CDSC schedule, but it does have a higher mortality and expense risk charge than the B-Share class for the first five Contract Years.

After the fifth Contract Year, the mortality and expense risk charge for the C-Share class will be reduced. However, your share class will not change. Purchase Payments received after the fifth Contract Year for a B-Share class Contract will still have a five year CDSC schedule. The C-Share class will continue to not have a CDSC schedule.

Since the B-Share class has a CDSC period while the C-Share class has none, it may result in a higher cost to access your Contract Value. The lack of a CDSC for the C-Share class may result in a lower cost to access your Contract Value than the B-Share class, but the C-Share class has a higher mortality and expense risk charge for the first five Contract Years. The B-Share class may be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw Contract Value in excess of the free withdrawal amount during the CDSC period, and who seeks a lower cost contract. The C-Share class may be more appropriate for

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What are the share classes? (continued)

someone who may want to withdraw some or all of the Contract Value any time after making a Purchase Payment and is willing to pay a higher mortality and expense risk charge for the first five Contract Years.

When considering which share class to elect, it is important that you consider the appropriate balance between the cost of accessing your Contract Value and the impact of the mortality and expense risk charge on your Contract Value. Please note that the B-Share class provides a free withdrawal amount which allows the Owner to take a certain withdrawal amount each Contract Year without incurring a CDSC. See “Charges and Deductions – Contingent Deferred Sales Charge (CDSC).” You should consider discussing the benefits and costs of the different share classes with your registered representative.

Certain broker-dealers may not make both share classes available to you.

Can I return my Contract for a refund?	You have a right to examine your Contract. If you change your mind about owning your Contract, you can return it for a refund, but only if you return it within a prescribed period- within at least ten calendar days after receiving it, or whatever longer period may be required by state law. The amount of the refund will generally be your Contract Value plus any fees or charges previously deducted from your Purchase Payments. If state law requires us to return the amount of your Purchase Payments, then we will return the greater of: (i) the full amount of any Purchase Payment(s) or (ii) your Contract Value plus any fees or charges previously deducted from your Purchase Payments. See “Right to Cancel Your Contract.”
Will I pay taxes on my Contract earnings?	The Internal Revenue Code of 1986, as amended (IRC), has certain rules that apply to the Contract. These tax treatments apply to earnings from the Contracts, withdrawals, death benefits and Annuity Options. You are generally not taxed on Contract earnings until you take money from your Contract. This is known as tax deferral. Tax deferral is automatically provided by tax-qualified retirement plans. There is no additional tax deferral provided when a variable annuity contract is used to fund a tax-qualified retirement plan. Investors should only consider buying the Contract to fund a qualified plan for the Contract’s additional features such as lifetime income payments and the Return of Purchase Payment Death Benefit. See “Taxes.”
How can I contact MassMutual?

•  You may contact us by calling the MassMutual Customer Service Center. Our Service Center (866-645-2362) is open Monday through Friday between 7 a.m. and 7 p.m. Central Time.

•  You can contact us by visiting www.massmutual.com/contact-us

•  You may write to our Service Center at:

MassMutual

Service Center

P.O. Box 758511

Topeka, Kansas 66675-8550

•  You may forward overnight mail to us at:

MassMutual Service Center

Mail Zone 511

5801 SW 6th Ave.

Topeka, KS 66636-0001

The prospectus and SAI describe all material terms and features of your Contract. Certain non-material provisions of your Contract may be different than the general description in the prospectus and the SAI and certain riders may not be available because of legal requirements in your state. Any such state variation will be included in your Contract or in riders or endorsements attached to your Contract. See your Contract for specific variations.

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Fees and Expenses

Standard Contract Charges

The following tables describe the fees and expenses you pay when buying, owning, and surrendering the Contract. In addition to the fees and expenses shown below, Premium Taxes may also apply, but are not reflected below.

I.  The first table describes the fees and expenses that you will pay at the time that you transfer the Contract Value between investment choices, or withdraw your Contract Value. Please note that the Contract does not assess a sales load on Purchase Payments; however, we may assess a Contingent Deferred Sales Charge as noted below.

Transaction Expenses			Current			Maximum
Transfer Fee During the Accumulation Phase			$ 0			$20 per transfer for each additional transfer in excess of the 12 free transfers per calendar year
Contingent Deferred Sales Charge (CDSC) [1] (as a percentage of Purchase Payment withdrawn)
C-Share			None			None
B-Share			7%			7%
Contingent Deferred Sales Charge (CDSC) Schedule
B-Share

Number of Full Years from Application of Purchase Payment	0	1	2	3	4	5 and later
CDSC	7%	7%	6%	5%	4%	0%

1	Subject to the CDSC schedule. See “Charges and Deductions – Contingent Deferred Sales Charge” for more information.

II.  The next table describes fees and expenses you will pay periodically during the time you own the Contract, not including underlying Fund fees and expenses.

Periodic Contract Charges	Current		Maximum
Annual Contract Maintenance Charge	$40 per Contract Year [1]		$40 per Contract Year [1]
Separate Account Annual Expenses (as a percentage of average account value in the Separate Account on an annualized basis)
B-Share
Mortality and Expense Risk Charge	0.85%		0.85%
Administrative Charge	0.15%		0.15%

Total Separate Account Annual Expenses	1.00%		1.00%
C-Share
Mortality and Expense Risk Charge	1.30%	[2]	1.30%	[2]
Administrative Charge	0.15%		0.15%

Total Separate Account Annual Expenses	1.45%		1.45%

1	Currently, we waive this charge if, when we are to make the deduction, your Contract Value is $100,000 or more. We assess the charge on each Contract Anniversary or when you make a full withdrawal. A portion of the charge is assessed if your entire Contract Value is applied to an Annuity Option on a date other than your Contract Anniversary. For Contracts issued in New York, the charge is deducted on a pro-rated basis for full withdrawals.
2	After your fifth Contract Anniversary, the mortality and expense risk charge will be reduced to 0.85%.

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If you elect the Return of Purchase Payment Death Benefit (ROP), we will deduct an additional charge from each Sub-Account in which you are invested. The charge for the ROP is in addition to other Separate Account charges you are assessed. You may only elect the ROP at the time you apply for a Contract and it cannot be cancelled.

Charges for Additional Features	When Charge is Deducted	Current (annual rate)	Maximum (annual rate)
Return of Purchase Payment Death Benefit	Daily as a % of the daily value of the assets invested in each Sub-Account	0.35%	0.35%

Annual Fund Operating Expenses

While you own the Contract, if your assets are invested in any of the Sub-Accounts, you will be subject to the fees and expenses charged by the Fund in which that Sub-Account invests. The table below shows the minimum and maximum total operating expenses charged by any of the Funds, expressed as a percentage of average net assets, for the year ended December 31, 2017 (before any waivers or reimbursements). 1 Current and future expenses may be higher or lower than those shown. More detail concerning each Fund’s fees and expenses that you may periodically be charged during the time that you own the Contract is contained in each Fund prospectus.

Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.54%	1.75%

1	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

The information above describes the fees and expenses you pay related to the Contract. For information on compensation we may receive from the Funds and their advisers and sub-advisers, see “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Choices – Compensation We Receive from Funds, Advisers and Sub-Advisers.” For information on compensation we pay to broker-dealers selling the Contract, see “Distribution.”

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Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account annual expenses, charges for the ROP, and Fund fees and expenses.

There is an Accumulation Unit value history in “Appendix A – Condensed Financial Information.”

Examples Using Current and Maximum Expenses (ROP elected)

These examples assume that you either:

•	withdraw all your Contract Value at the end of each year shown,
•	do not withdraw any of your Contract Value at the end of each year shown, or
•	that you decide to apply your entire Contract Value to an Annuity Option at the end of each year shown and no CDSC is applied. Note the Annuity Phase is not available until five years after the Contract Issue Date unless state law requires a shorter period.

The examples also assume:

•	that you purchase either a B-Share or C-Share Contract,
•	that you elected the ROP,
•	that you invested $10,000 in the Contract for the time periods indicated,
•	that you allocated Contract Value to a Sub-Account that has a 5% return each year,
•	that you selected one of two Sub-Accounts – the one that invests in the Fund with the maximum total operating expenses or the one that invests in the Fund with the minimum total operating expenses,
•	that you made no transfers, and
•	that no Premium Taxes apply.

Based on the above assumptions, your costs would be as shown in the following tables. Your actual costs may be higher or lower.

B-Share

	Current Expenses				Maximum Expenses
Years	1	3	5	10	1	3	5	10
If you withdraw all of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$944	$1,500	$1,991	$3,419	$944	$1,500	$1,991	$3,419
Minimum total Fund operating expenses	$823	$1,138	$1,387	$2,222	$823	$1,138	$1,387	$2,222
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$314	$960	$1,631	$3,419	$314	$960	$1,631	$3,419
Minimum total Fund operating expenses	$193	$598	$1,027	$2,222	$193	$598	$1,027	$2,222
If you decide to begin the Annuity Phase at the end of each year shown
Maximum total Fund operating expenses	N/A	N/A	$1,631	$3,419	N/A	N/A	$1,631	$3,419
Minimum total Fund operating expenses	N/A	N/A	$1,027	$2,222	N/A	N/A	$1,027	$2,222

We estimate that the Annual Contract Maintenance Charge under the current expenses would be $40 or, as percentage, 0.04%.

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C-Share

	Current Expenses				Maximum Expenses
Years	1	3	5	10	1	3	5	10
If you withdraw all of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$359	$1,093	$1,848	$3,596	$359	$1,093	$1,848	$3,596
Minimum total Fund operating expenses	$238	$734	$1,255	$2,424	$238	$734	$1,255	$2,424
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$359	$1,093	$1,848	$3,596	$359	$1,093	$1,848	$3,596
Minimum total Fund operating expenses	$238	$734	$1,255	$2,424	$238	$734	$1,255	$2,424
If you decide to begin the Annuity Phase at the end of each year shown
Maximum total Fund operating expenses	N/A	N/A	$1,848	$3,596	N/A	N/A	$1,848	$3,596
Minimum total Fund operating expenses	N/A	N/A	$1,255	$2,424	N/A	N/A	$1,255	$2,424

We estimate that the Annual Contract Maintenance Charge under the current expenses would be $40 or, as percentage, 0.04%.

Examples Using Current and Maximum Expenses (No ROP Elected)

These examples assume that you either:

•	withdraw all your Contract Value at the end of each year shown,
•	do not withdraw any of your Contract Value at the end of each year shown, or
•	that you decide to apply your entire Contract Value to an Annuity Option at the end of each year shown and no CDSC is applied. Note the Annuity Phase is not available until five years after the Contract Issue Date unless state law requires a shorter period.

The examples also assume:

•	that you purchase either a B-Share or C-Share Contract,
•	that you did not elect the ROP, which would include additional charges on your Contract,
•	that you invested $10,000 in the Contract for the time periods indicated,
•	that you allocated Contract Value to a Sub-Account that has a 5% return each year,
•	that you selected one of two Sub-Accounts – the one that invests in the Fund with the maximum total operating expenses or the one that invests in the Fund with the minimum total operating expenses,
•	that you made no transfers, and
•	that no Premium Taxes apply.

Based on the above assumptions, your costs would be as shown in the following tables. Your actual costs may be higher or lower.

B-Share

	Current Expenses				Maximum Expenses
Years	1	3	5	10	1	3	5	10
If you withdraw all of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$909	$1,396	$1,819	$3,087	$909	$1,396	$1,819	$3,087
Minimum total Fund operating expenses	$788	$1,031	$1,207	$1,850	$788	$1,031	$1,207	$1,850
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$279	$856	$1,459	$3,087	$279	$856	$1,459	$3,087
Minimum total Fund operating expenses	$158	$491	$847	$1,850	$158	$491	$847	$1,850
If you decide to begin the Annuity Phase at the end of each year shown
Maximum total Fund operating expenses	N/A	N/A	$1,459	$3,087	N/A	N/A	$1,459	$3,087
Minimum total Fund operating expenses	N/A	N/A	$847	$1,850	N/A	N/A	$847	$1,850

We estimate that the Annual Contract Maintenance Charge under the current expenses would be $40 or, as percentage, 0.04%.

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C-Share

	Current Expenses				Maximum Expenses
Years	1	3	5	10	1	3	5	10
If you withdraw all of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$324	$990	$1,679	$3,271	$324	$990	$1,679	$3,271
Minimum total Fund operating expenses	$203	$628	$1,078	$2,059	$203	$628	$1,078	$2,059
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$324	$990	$1,679	$3,271	$324	$990	$1,679	$3,271
Minimum total Fund operating expenses	$203	$628	$1,078	$2,059	$203	$628	$1,078	$2,059
If you decide to begin the Annuity Phase at the end of each year shown
Maximum total Fund operating expenses	N/A	N/A	$1,679	$3,271	N/A	N/A	$1,679	$3,271
Minimum total Fund operating expenses	N/A	N/A	$1,078	$2,059	N/A	N/A	$1,078	$2,059

We estimate that the Annual Contract Maintenance Charge under the current expenses would be $40 or, as percentage, 0.04%.

The examples should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. The assumed 5% annual rate of return is purely hypothetical. Actual returns may be greater or less than the assumed hypothetical return.

General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Choices

The Company

In this prospectus, the “Company,” “we,” “us,” and “our” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s distribution channels: MassMutual Financial Advisors, Direct to Consumer, Institutional Solutions and Workplace Solutions.

MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

The assets of our General Account support our insurance and annuity obligations and are subject to our general liabilities from our business operations and to claims by our creditors. You should be aware that, unlike the Separate Account, the Company’s General Account is not segregated or insulated from the claims of the Company’s creditors. In addition, because of exemptive and exclusionary provisions, the General Account, unlike the Separate Account, has not been registered under the Securities Act of 1933 (1933 Act) or the Investment Company Act of 1940 (1940 Act). Because of this, the General Account is generally not subject to the provisions of the 1933 Act or the 1940 Act. However, disclosures regarding the General Account are subject to certain generally applicable provisions of the federal securities laws that require complete and accurate statements in prospectuses.

Financial Condition of the Company.  We use General Account assets for many purposes, including to pay death benefits, Annuity Payments, and any amounts we provide to you through any elected additional feature that are in excess of your Contract Value allocated to the Separate Account. Any amounts that we may be obligated to pay under the Contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our General Account, but only to the extent they exceed our liabilities under the Contract and other contracts we issue that are funded by the Separate Account.

We issue other types of insurance policies and financial products as well, and we pay our obligations under those products from our assets in the General Account.

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As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our General Account to our insurance policies and financial products. We monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we hedge our investments in our General Account and may require that purchasers of certain of our variable insurance products allocate Purchase Payments and Contract Value according to specified investment requirements. Even with these safeguards in place, there are risks to purchasing any insurance product and there is no guarantee that we will always be able to meet our claims-paying obligations.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion if the insurer suffers a financial setback because of the inherent risks in the insurer’s operations. These risks include losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets - e.g., bonds, mortgages, general real estate investments, and stocks - as well as the loss in market value of these investments.

We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investment in that portfolio.

The MassMutual financial information in the SAI includes a more detailed discussion of the risks inherent in our General Account assets. We encourage both existing and prospective Owners to read and understand our financial statements.

The Separate Account

We established Massachusetts Mutual Variable Annuity Separate Account 4 (Separate Account) as a separate account under Massachusetts law on July 9, 1997. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The Separate Account holds the assets that underlie the Contracts (and certain other contracts that we issue), except any assets allocated to our General Account. We keep the Separate Account assets separate from the assets of our General Account and other separate accounts. The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a single Fund.

We own the assets of the Separate Account. We credit gains to, or charge losses against, the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities other than those arising from the Contracts (or other contracts that we issue and that are funded by the Separate Account). If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. The obligations of the Separate Account are not our generalized obligations and will be satisfied solely by the assets of the Separate Account.

We reserve the right, subject to compliance with applicable federal securities laws and regulations and any other federal or state law, to make certain changes to the structure and operation of the Separate Account, including, among other things:

•	eliminate, combine or add Sub-Accounts;
•	combine the Separate Account or any Sub-Account(s) with one or more different separate account(s) or Sub-Account(s);
•	close existing Sub-Accounts to allocations of new Purchase Payments and Contract Value by current or new Owners;
•	transfer assets of the Separate Account or any Sub-Account that we may determine to be associated with the class of contracts in which the Contract belongs to another separate account or Sub-Account;
•	operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law;
•	add or remove Funds or Fund classes in which the Sub-Accounts invest; and
•	substitute a new Fund for a Fund in which a Sub-Account currently invests (new or substitute Funds may have different fees and expenses).

We will not eliminate or combine existing Sub-Accounts, or substitute any Funds in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities, and we will notify you of any such changes. We also will notify you when we add or remove Funds as investment choices under the Contract.

The Funds

The following Funds are available as investment choices under the Contract. If your Contract Value is allocated to a Fund, your Contract Value will be influenced by the investment performance of that Fund. There is no assurance that any of the Funds will achieve their stated objective(s).

These Funds are only available to insurance company separate accounts and qualified retirement plans, are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly

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identical names and investment goals and policies that are sold directly to the public. While a Fund may have many similarities to these other publicly available mutual funds, you should not expect the investment results of the Fund to be the same as the investment results of those publicly available mutual funds. We do not guarantee or make any representation that the investment results of the Funds will be comparable to the investment results of any other mutual fund, even a mutual fund with the same investment adviser or manager.

You can find more detailed information about the Funds, including a description about their management, investment objectives, expenses, and potential risks, in the prospectuses for the Funds. The Fund prospectuses should be read in conjunction with this prospectus before you invest. You can obtain a copy of the Fund prospectuses by contacting our Service Center. Note: If you received a summary prospectus for a Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Fund prospectus.

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Asset Allocation
	MML Aggressive Allocation Fund (Service Class) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML American Funds Core Allocation Fund (Service Class I) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Balanced Allocation Fund (Service Class) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Conservative Allocation Fund (Service Class) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Growth Allocation Fund (Service Class) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Moderate Allocation Fund (Service Class) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
Money Market
	MML U.S. Government Money Market Fund (Initial Class) [2]	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
Fixed Income
	MML Dynamic Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: DoubleLine Capital LP
	MML High Yield Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Inflation-Protected and Income Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Managed Bond Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Short-Duration Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Total Return Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC
	Oppenheimer Global Strategic Income Fund/VA (Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.

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Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Balanced
	MML Blend Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
Large Cap Value
	MML Equity Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Advisers: OppenheimerFunds, Inc. and Brandywine Global Investment Management, LLC
	MML Equity Income Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Fundamental Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
	MML Income & Growth Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC
Large Cap Blend
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.
	MML Focused Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
	MML Growth & Income Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
	Oppenheimer Main Street Fund®/VA (Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Large Cap Growth
	MML American Funds® Growth Fund (Service Class I) [3]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Blue Chip Growth Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Fundamental Growth Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
	MML Large Cap Growth Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.
Small/Mid-Cap Value
	MML Mid Cap Value Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.
	MML Small Company Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Small/Mid Cap Value Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.
Small/Mid-Cap Blend
	MML Small Cap Equity Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: OppenheimerFunds, Inc.

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Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Small/Mid-Cap Growth
	MML Mid Cap Growth Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Small Cap Growth Equity Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
	Oppenheimer Discovery Mid Cap Growth Fund/VA (Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
International/Global
	MML American Funds® International Fund (Service Class I) [3]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Foreign Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Templeton Investment Counsel, LLC
	MML Global Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
	MML International Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Harris Associates L.P.
	MML Strategic Emerging Markets Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: OppenheimerFunds, Inc.
	Oppenheimer Global Fund/VA (Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
	Oppenheimer International Growth Fund/VA (Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Specialty
	BlackRock iShares® Alternative Strategies V.I. Fund (Class III) [1]	Adviser: BlackRock Advisors, LLC Sub-Adviser: N/A
	BlackRock iShares® Dynamic Allocation V.I. Fund (Class III) [1]	Adviser: BlackRock Advisors, LLC Sub-Adviser: N/A
	Ivy VIP Asset Strategy (Class II)	Adviser: Ivy Investment Management Company Sub-Adviser: N/A
	MML Asset Momentum Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Equity Rotation Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Managed Volatility Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC
	MML Special Situations Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	Oppenheimer Global Multi-Alternatives Fund/VA (Service)	Adviser: OFI Global Asset Management, Inc. Sub-Advisers: OppenheimerFunds, Inc. / Barings LLC / OFI SteelPath, Inc.

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1	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A Fund offered in a fund-of-funds structure may have higher expenses than a direct investment in the underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

2	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

3	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A Fund offered in a master-feeder structure may have higher expenses than those of a Fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectus for more information about this “feeder” fund.

Conflicts of Interest.  The Funds available with the Contract may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of MassMutual. Although we do not anticipate any disadvantages to this, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect Owners and payees, including withdrawing the Separate Account from participation in the Funds involved in the conflict or substituting shares of other funds.

We do not recommend or endorse any particular Fund, and we do not provide investment advice.  You are responsible for choosing the Funds, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because many Funds have similar names, be sure to state or write the full name of the Sub-Account when providing your allocation instructions to ensure that your allocation instructions are in Good Order. You bear the risk of any decline in your Contract Value resulting from the performance of the Funds that you choose.

Selection of Funds.  When we select the Funds offered through the Contract, we consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capabilities and qualifications of each investment firm. We may also consider whether the Fund, its service providers (e.g., the investment adviser or sub-advisers), or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for sales of the Contracts. (For additional information on these arrangements, see the section immediately below entitled “Compensation We Receive from Funds, Advisers and Sub-Advisers.”) We review the Funds periodically and may remove a Fund, or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that a Fund no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

Compensation We Receive from Funds, Advisers and Sub-Advisers

Compensation We Receive from Advisers and Sub-Advisers.  We and certain of our insurance affiliates receive compensation from the advisers and sub-advisers to some of the Funds. We may use this compensation to pay expenses that we incur in promoting, issuing, distributing and administering the Contract, and in providing services on behalf of the Funds in our role as intermediary to the Funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that Fund that are attributable to the variable annuity and variable life insurance products issued by us and our affiliates that offer the particular Fund (MassMutual’s variable contracts). These percentage rates differ, but currently do not exceed 0.25%. Some advisers and sub-advisers pay us more than others; some do not pay us any such compensation.

The compensation may not be reflected in a Fund’s expenses because this compensation may not be paid directly out of a Fund’s assets. These payments also may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds’ prospectuses for more information).

In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain funds so that the adviser and sub-adviser can participate in sales meetings conducted by MassMutual. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their funds. For a list of the Funds whose advisers and sub-advisers currently pay such compensation, visit www.massmutual.com/privacy-policy/compensation-arrangements or call our Service Center at the number shown on page 1 of this prospectus.

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Compensation We Receive from Funds.  We and certain of our affiliates also receive compensation from certain Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of the Fund’s assets and may be as much as 0.25% of the average net assets of an underlying Fund which are attributable to MassMutual’s variable contracts. An investment in a Fund with a 12b-1 fee will increase the cost of your investment in the Contract.

Compensation and Fund Selection.  The compensation that we receive may be significant and we may profit from this compensation. Additionally, when selecting the Funds that will be available with MassMutual’s variable contracts, we consider the amount of compensation that we receive from the Funds, their advisers, sub-advisers, or their distributors along with the Funds’ name recognition, asset class, the managers’ reputation, and fund performance. We offer certain Funds through the Contract at least in part because they are managed by us or an affiliate.

Ownership

Owner

In this prospectus, “you” and “your” refer to the Owner of the Contract. The Owner is named at the time you apply for a Contract. The Owner can be an individual or non-natural person (e.g., a corporation, limited liability company, partnership or certain other entities). The Owner must be at least the age of majority in the state the Contract is issued, and may not be older than age 85 (age 75 if Return of Purchase Payment Death Benefit is selected) on the Issue Date. The maximum issue age for the Contract and certain of its additional features may be reduced in connection with the offer of the Contract through certain broker-dealers. You should discuss this with your registered representative. See “Death Benefit – Return of Purchase Payment Death Benefit” for age limits applicable to that feature.

If your Contract is non-qualified and owned by a non-natural person, the Contract will generally not be treated as an annuity for tax purposes. This means that gain in the Contract will be taxed each year while the Contract is in the Accumulation Phase. This treatment is not generally applied to a Contract held by a trust or other entity as an agent for a natural person. Before purchasing a Contract to be owned by a non-natural person or before changing ownership on an existing Contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact. See “Taxes – Non-Natural Owner.”

As the Owner of the Contract, you exercise all rights under the Contract. On or after the Annuity Date, you continue as the Owner. You may change the Owner of a Non-Qualified Contract, other than a Contract held as a Non-Qualified Beneficiary Annuity at any time by Written Request. Except for Contracts issued in California or New York, you may not change the Owner(s) without our approval. We will refuse or accept any requested change on a non-discriminatory basis.

The change will take effect on the date the Written Request is signed, unless you specify otherwise. We will not be liable for any payment made or action taken prior to our receipt and approval of the Written Request. A change of Owner that we allow will automatically revoke any prior designation of Owner. Changing the Owner may result in tax consequences. See “Taxes – Tax Treatment of Assignments” for more information.

Contracts under qualified plans generally must be held by the plan sponsor or plan trustee. Except for Keogh plans and Individual Retirement Annuities (IRAs), an individual cannot be the Owner of a Contract held to fund a qualified plan. Therefore, the individuals covered by the qualified plan have no ownership rights.

Joint Owner

The Contract can be owned by Joint Owners. However, the Contract cannot be jointly owned if it is a Qualified Contract, an Owner is a non-natural person, or by more than two individuals. The Joint Owner must be at least the age of majority in the state the Contract is issued, and may not be older than age 85 (age 75 if Return of Purchase Payment Death Benefit is selected) on the Issue Date. See “Death Benefit – Return of Purchase Payment Death Benefit” for age limits applicable to that feature.

If the Contract is jointly owned, we will use the Age of the oldest Owner to determine all applicable benefits. If there are Joint Owners, we require authorization from both Owners for all transactions.

Annuitant

The Annuitant is the person(s) on whose life (or lives, in the case of Joint Annuitants) we base Annuity Payments, with the exception of the non-lifetime contingent option. See “The Annuity Phase – Non-Lifetime Contingent Option – Period Certain

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Annuity Option.” You designate the Annuitant(s) at the time of application. A Contract may not have more than two Annuitants. There is no minimum age applicable to the Annuitant or joint Annuitants; however, the Annuitant must be at least 18 on the Annuity Date in order for you to elect a life contingent Annuity Option. Annuitants may not be older than age 85 (age 75 if Return of Purchase Payment Death Benefit is selected) as of the Issue Date. See “Death Benefit – Return of Purchase Payment Death Benefit” for age limits applicable to that feature. You may change the Annuitant(s) before the Annuity Date, subject to our approval. However, the Annuitant(s) may not be changed on a Contract owned by a non-natural person unless the Contract is owned by a qualified plan. The Annuitant cannot be changed if the Contract is a Non-Qualified Beneficiary Annuity or an individually owned Qualified Contract. We will use the Age of the oldest Annuitant to determine all applicable benefits under a Contract owned by a non-natural person.

When calculating Annuity Payments, we determine Age based on each Annuitant’s nearest birthday on the Annuity Date. See “The Annuity Phase – Annuity Age.”

The Annuitant may not be changed nor may an Annuitant be added after the Annuity Date on any portion of the Contract Value that has been applied to an Annuity Option. Any change of an Annuitant must be made by Written Request. An approved change will take effect on the date the Written Request is signed, unless you specify otherwise. We will not be liable for any payment made or action taken prior to our receipt of the Written Request. A change of Annuitant that we allow will automatically revoke any prior designation of Annuitant.

Beneficiary

The Beneficiary is the person(s) or entity(ies) you name to receive any death benefit. You name the Beneficiary at the time of application. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If you name an irrevocable Beneficiary but choose to change the Beneficiary, you must get written authorization from the irrevocable Beneficiary on our form in Good Order to our Service Center.

If you are married and your Contract is issued under an ERISA plan, your ability to name a primary Beneficiary other than your spouse is restricted. If the Owner is a non-natural person, the Owner must be the sole primary Beneficiary unless we allow otherwise.

If there is a joint Annuitant on an individually owned Qualified Contract, the joint Annuitant must also be the sole primary Beneficiary.

Non-Qualified Beneficiary Annuity

A Non-Qualified Beneficiary Annuity, also referred to as a “non-qualified stretch” or an inherited non-qualified annuity, is an annuity contract that is held for the benefit of the beneficiary of a deceased annuity contract owner in order to distribute death proceeds of a non-qualified annuity to the beneficiary over that beneficiary’s life expectancy in accordance with the required distribution rules of IRC Section 72(s). See “Taxes – Taxation of Non-Qualified Contracts – Distributions After Death of Owner” for more information. If a Contract is purchased as a Non-Qualified Beneficiary Annuity, the death benefit provisions will be applied as if the Owner is deceased and the Beneficiary has elected death benefit payout Option 4. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase” for more information.

Eligibility Requirements/Restrictions for a Contract purchased as a Non-Qualified Beneficiary Annuity:

Note, these restrictions differ from those imposed on a Beneficiary who elects a Non-Qualified Beneficiary Annuity as a death benefit payout option under an existing Contract.

•	The annuity Contract will be titled in the Beneficiary’s name as Beneficiary of the deceased Owner, and cannot be transferred. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.
•	Distributions must begin within one year of the Owner’s death. Required distributions will be calculated based on the Beneficiary’s life expectancy as determined under the applicable Internal Revenue Service (IRS) table, and will be withdrawn from each Sub-Account in the ratio that your value in each bears to your Contract Value.
•	Distributions required under IRC Section 72(s) must be made at least annually through a systematic withdrawal program (SWP) that we administer. Distributions made under the SWP will be treated as variable Annuity Payments for income tax purposes.
•	Any withdrawals from a Contract issued as a Non-Qualified Beneficiary Annuity in excess of the minimum required distributions made under our SWP program may be subject to a CDSC.
•

The source of the funds used to purchase the Contract must be a 1035 exchange of (i) death benefit proceeds payable to the Beneficiary under a non-qualified annuity contract, or (ii) a Non-Qualified Beneficiary Annuity contract under

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which the Beneficiary is currently taking required distributions based upon his or her life expectancy in accordance with IRC Section 72(s)(2).
•	Additional Purchase Payments cannot be applied to the Contract.
•	Joint ownership is not allowed.
•	Upon the death of the Annuitant, a death benefit, under the terms of the Contract, will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined under the applicable IRS table.
•	A Contract may only be purchased as a Non-Qualified Beneficiary Annuity by the Beneficiary of the contract owner whose death triggered the required distribution requirements of IRC Section 72(s). A Contract may not be purchased by a successor beneficiary as a “second generation” Non-Qualified Beneficiary Annuity.
•	A Non-Qualified Beneficiary Annuity cannot be purchased by a Beneficiary that is a non-natural person.

You should consult a qualified tax adviser for advice prior to establishing a Non-Qualified Beneficiary Annuity.

Beneficiary IRA

Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the RMD rules of IRC Section 401(a)(9). See “Taxes – Required Minimum Distributions for Qualified Contracts” for more information. If a Contract is purchased as a Beneficiary IRA, the death benefit provisions will be applied as if the IRA Owner is deceased and the Beneficiary has elected death benefit payout Option 4. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase” for more information.

Eligibility Requirements/Restrictions for a Contract purchased as a Beneficiary IRA:

Note, these restrictions differ from those imposed on a Beneficiary who elects a Beneficiary IRA as a death benefit payout option under an existing Contract. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase – Beneficiary IRA.”

•	The annuity Contract will be titled in the Beneficiary’s name as Beneficiary of the deceased owner. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.
•	For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year the original Owner would have attained age 70 1⁄2. The RMD amount will generally be calculated based on the Beneficiary’s life expectancy and will be withdrawn from each Sub-Account in the ratio that your value in each bears to your Contract Value. If the original owner died after attaining age 70 1⁄2 and was younger than the Beneficiary, the RMD amount will be calculated based on the original owner’s life expectancy in the year of his or her death.
•	If the Beneficiary is a trust, a Contract may only be purchased as a Beneficiary IRA if the trust qualifies as a “see-through” trust. For see-through trusts, RMDs must be calculated based upon the life expectancy of the oldest trust beneficiary and the oldest trust beneficiary must be the Annuitant. In order to be a see-through trust, the trust must be valid under state law and be irrevocable, and all beneficiaries, current and future, must be identifiable from the trust instrument. If any beneficiary of the trust is not an individual, the trust is not a see-through trust and cannot establish a Beneficiary IRA.
•	RMDs must be made at least annually through a SWP that we administer.
•	Any withdrawals from a Contract issued as a Beneficiary IRA in excess of the RMD made under our SWP program may be subject to a CDSC.
•	The source of funds to be invested must be from a traditional IRA, SEP IRA, SIMPLE IRA, Beneficiary IRA, TSA, 401(a) or a Qualified Employee Plan (includes Pension Plan, Money Purchase Pension Plan, Profit Sharing Plan, Keogh (HR10), Target Benefit Plan).
•	Additional contributions cannot be applied to a Beneficiary IRA.
•	Joint ownership is not allowed.
•	Upon the death of the Annuitant of the Beneficiary IRA, a death benefit, under the terms of the Contract, will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined by the applicable IRS table.
•	A Contract may only be purchased as a Beneficiary IRA by the beneficiary of the IRA owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Contract may not be purchased as a “second generation” Beneficiary IRA by a successor beneficiary.

You should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.

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Purchasing a Contract

For certain distribution channels, this product is no longer available in the tax-qualified market. However, we do continue to administer existing Contracts, and you may continue making additional Purchase Payments to your Contract, subject to certain restrictions.

To purchase a Contract, you must submit your initial Purchase Payment to your registered representative or to us at our Service Center. Once we receive your initial Purchase Payment and the necessary information at our Service Center, we will credit your initial Purchase Payment to your Contract within two Business Days. If you do not give us all of the information we need, we will notify you. When we receive all of the information we need, we will apply your initial Purchase Payment within two Business Days. If we do not have the necessary information to issue your Contract within five Business Days, then we will either return your Purchase Payment or ask your permission to retain your Purchase Payment until all the necessary information is received.

The date when we credit your initial Purchase Payment to your Contract is the Issue Date. We use the Issue Date to determine Contract Years and Contract Anniversaries.

Delay of Contract.  Our receipt of your initial Purchase Payment may be delayed because of circumstances outside of our control (for example, delays because of the failure of the selling broker-dealer or your registered representative to forward the Purchase Payment in Good Order to us promptly or because of delays in determining whether the Contract is suitable for you). Any such delays will affect when we can issue your Contract and when your initial Purchase Payment will be allocated among the investment choices under the Contract.

Purchase Payments

The minimum amount we accept for your initial Purchase Payment is:

•	$10,000 when the Contract is bought as a Non-Qualified Contract; or
•	$5,000 if you are buying the Contract as a Qualified Contract.

You can make additional Purchase Payments to your Contract throughout the Accumulation Phase, subject to the conditions noted below. You can make additional Purchase Payments by sending payments to the appropriate purchase payment processing service centers:

•	by check that clearly indicates your name and Contract number, mailed to:

First Class Mail

MassMutual Service Center

P.O. Box 758510

Topeka, KS 66675-8550

Overnight Mail

MassMutual Service Center

Mail Zone 511

5801 SW 6th Ave.

Topeka, KS 66636-0001

•	by Wire Transfer to:

UMB Bank

Kansas City, MO

ABA #101000695

Massachusetts Mutual Life Insurance Company

Account #9872009118

Reference: Annuity Contract #, Name (Your Name)

Additional Purchase Payments of less than $500 are subject to our approval. The maximum total Purchase Payments we will allow without home office approval is $1,500,000. In calculating the maximum, we will take into account the cumulative Purchase Payments on the Contract and multiple purchases of the Contract by the same Owner (whether as the sole Owner or Joint Owner), or with the same Annuitant (whether as the Annuitant or joint Annuitant).

If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract on the Business Day we receive them and all necessary information, in Good Order, at one of our purchase payment processing service centers. If we receive your Purchase Payment on a non-Business Day or after the Close of Business, we will credit the amount to your Contract effective the next Business Day.

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We have the right to reject any application or Purchase Payment.  We will exercise this right to respond to changes in any of the following: (1) market or economic conditions, (2) regulatory requirements, (3) current and future anticipated expenses, (4) unfavorable mortality experience, or (5) our financial condition. If we exercise this right, we will do so in the same manner for all Owners, and we will provide you with Written Notice of any change in procedures related to the refusal of Purchase Payments before such a change takes effect.

Automatic Investment Plan (AIP).  Under the AIP, you may authorize us to periodically draw funds from an account of your choosing (restrictions may apply) for the purpose of making Purchase Payments to your Contract. Contact our Service Center for information regarding setting up an AIP and any restrictions regarding use of the AIP. If you participate in the AIP, the minimum additional Purchase Payment is $100. You may not elect the AIP if you have a Separate Account Dollar Cost Averaging Program in effect. Additionally, the AIP may not be available for certain qualified contracts.

Allocation of Purchase Payments

When you purchase your Contract, we allocate your Purchase Payment among the investment choices according to the allocation instructions you provide. If you make additional Purchase Payments, we will allocate them based on your current allocation instructions, unless you request a different allocation by sending us a Written Request.

Any allocations to the Sub-Accounts that invest in the Funds that you have selected must be in whole percentages and must total 100%.

If you have selected the Return of Purchase Payments Death Benefit, there are allocation restrictions. See “Death Benefit – Return of Purchase Payment Death Benefit – Return of Purchase Payment Death Benefit Allocation Restrictions” for allocation restrictions applicable to that feature.

Contract Value

Your Contract Value is the sum of your values in the Sub-Accounts.

The value of your investments in the Separate Account will vary depending on the investment performance of the Funds you choose. In order to keep track of your Contract Value in the Separate Account, we use a unit of measure called an Accumulation Unit.

Accumulation Units.  Every Business Day we determine the value of an Accumulation Unit for each of the Sub-Accounts. Changes in the Accumulation Unit value reflect the investment performance of the Fund as well as deductions for insurance and other charges. The value of an Accumulation Unit may go up or down from Business Day to Business Day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. We determine the number of Accumulation Units to credit by dividing the amount of the Purchase Payment allocated to a Sub-Account by the value of the Accumulation Unit for that Sub-Account. When you make a withdrawal, we deduct from your Contract Accumulation Units representing the withdrawal amount.

We calculate the value of an Accumulation Unit for each Sub-Account after the Close of Business each Business Day. Any change in the Accumulation Unit value will be reflected in your Contract Value.

Example.

On Monday we receive an additional Purchase Payment of $5,000 from you. You have told us you want this to go to the MML Managed Bond Sub-Account. When the NYSE closes on that Monday, we determine that the value of an Accumulation Unit for the MML Managed Bond Sub-Account is $13.90. We then divide $5,000 by $13.90 and credit your Contract on Monday night with 359.71 Accumulation Units for the MML Managed Bond Sub-Account.

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Right to Cancel Your Contract

You have a right to examine your Contract. If you change your mind about owning your Contract, you can cancel it within ten calendar days after receiving it. This time period may vary by state, but will never be less than ten calendar days. When you cancel the Contract within this time period, we will not assess a CDSC. Unless your state has other requirements, you will receive back your Contract Value plus any fees or charges previously deducted from your Purchase Payments as of the Business Day we receive your Written Request in Good Order at our Service Center, and your Contract will be terminated. If state law requires us to return the amount of your Purchase Payments, then we will return the greater of: (i) the full amount of any Purchase Payment(s) or (ii) your Contract Value plus any fees or charges previously deducted from your Purchase Payments. If you purchase the Contract as an IRA, we will return the greater of your Purchase Payments less any withdrawals you took, or the Contract Value plus any fees or charges previously deducted from your Purchase Payments.

Sending Requests in Good Order

From time to time you may want to submit a request for transfer among investment choices, a withdrawal, a change of Beneficiary, or some other action. We can only act upon your request if we receive it in “Good Order.”

In addition to written requests, we may allow requests to our Service Center:

•	by fax at (785) 286-6106,
•	by e-mail at MassMutual@se2.com,
•	by telephone at (866) 645-2362, or
•	by internet at www.massmutual.com.

Fax, telephone, e-mail or internet transactions may not always be available. Fax, telephone and computer systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. We may make these additional methods available at our discretion. They may be suspended or discontinued at any time without notice. Not all transaction types can be requested by fax, telephone or the internet.

Transfers and Transfer Programs

General Overview

We have the right to terminate, suspend, or modify the transfer and transfer program provisions described in this prospectus. We will exercise this right to respond to changes in any of the following: (1) market or economic conditions, (2) regulatory requirements, (3) current and future anticipated expenses, (4) unfavorable mortality experience, or (5) our financial condition. If we exercise this right, we will do so in the same manner for all Owners, and we will provide Owners with prior Written Notice of any change in procedures related to the transfer and transfer program provisions.

Generally, you can transfer all or part of your Contract Value among investment choices. However, there are restrictions that are detailed later in this section. You can make transfers by Written Request, e-mail, telephone, fax, or by other authorized means. You must clearly indicate the amount and investment choices from and to which you wish to transfer. We will use reasonable procedures to confirm that instructions given to us are genuine. We may record all telephone instructions.

Your transfer is effective at the Close of Business on the Business Day we receive your Written Request, in Good Order, at our Service Center. If we receive your transfer request at our Service Center in Good Order on a non-Business Day or after Close of Business, your transfer request will be effective on the next Business Day.

Transfers During the Accumulation Phase

You may transfer all or part of your Contract Value allocated to a Sub-Account. You can make a transfer to or from any Sub-Account. See “Death Benefit – Return of Purchase Payment Death Benefit” for transfer restrictions applicable to that feature. During the Accumulation Phase, we do not assess a transfer fee. However, we reserve the right to only allow 12 free transfers per calendar year and to charge $20 for each additional transfer in excess of 12. We waive these requirements if the transfer is made in connection with the Automatic Rebalancing Program or Separate Account Dollar Cost Averaging.

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Currently, we do not restrict the amount you can transfer during the Accumulation Phase. However, we reserve the right to impose a minimum transfer amount of $1,000. Currently, we do not require that a minimum balance remain in a Sub-Account after a transfer. However, we reserve the right to require that $1,000 remain in the Sub-Account after a transfer unless you transfer your entire Contract Value in the Sub-Account. We will exercise these rights should we see a significant increase in transfer activity by Owners that leads to an increase in cost to administer the Contract. If we exercise these rights, we will do so in the same manner for all Owners, and we will provide Owners with prior Written Notice of our decision to assess a fee, impose a minimum transfer amount, or impose a minimum value that must remain in a Sub-Account after a transfer.

Transfers During the Annuity Phase

Transfers are not allowed during the Annuity Phase.

Transfer Programs

For detailed rules and restrictions pertaining to these programs and instructions for electing a program contact our Service Center.

Overview.  We currently offer the following transfer programs: Separate Account Dollar Cost Averaging Program and Automatic Rebalancing Program.

•	These programs are only available during the Accumulation Phase of your Contract.
•	You may participate only in one of these programs at any one time.
•	You may not elect the AIP if you have a Separate Account Dollar Cost Averaging Program in effect.
•	We do not charge you for participation in these programs, though we reserve the right to charge for the programs in the future. We will exercise this right should we see a significant increase in transfer activity by Owners that leads to an increase in cost to administer the Contract. If we exercise this right, we will do so in the same manner for all Owners, and we will provide Owners with prior Written Notice of our decision to assess a fee.
•	Certain Sub-Accounts are not available within these programs if you have elected the Return of Purchase Payment Death Benefit. While the ROP is in effect, you may transfer Contract Value amongst any of the Sub-Accounts except those identified in “Death Benefit – Return of Purchase Payment Death Benefit – Return of Purchase Payment Death Benefit Allocation Restrictions.”

Separate Account Dollar Cost Averaging Program.  This program allows you to systematically transfer a set amount from a Sub-Account to any of the other Sub-Account(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the program through periods of fluctuating price levels.

Your Separate Account Dollar Cost Averaging Program will terminate:

•	if you withdraw the total Contract Value;
•	upon payment of the death benefit;
•	if the last transfer you selected has been made;
•	if there is insufficient Contract Value in the selected Sub-Account to make the transfer; or
•	if we receive from you a Written Request or a request over the telephone to terminate the program at our Service Center prior to the next transfer date.

Automatic Rebalancing Program.  Over time, the performance of each Sub-Account may cause your allocation to shift from your original allocation. You can direct us to automatically rebalance your Contract Value allocated to the Sub-Accounts in order to return to your original percentage allocations by selecting our Automatic Rebalancing Program.

This program will terminate:

•	if you withdraw the total Contract Value;
•	upon payment of the death benefit;
•	if we receive any unscheduled transfer request; or
•	if we receive from you a Written Request or request over the telephone to terminate the program at our Service Center prior to the next transfer date.

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Limits on Frequent Trading and Market Timing Activity

The Contract and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a Fund in the following ways:

•	by requiring the Fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and
•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on Fund performance that could impact all Owners and Beneficiaries under the Contract, including long-term Owners who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers of Contract Value among the Funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase the Contract.

We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of Funds among the Sub-Accounts, there can be no assurance that we will be able to identify and curtail every instance of trading of those who trade frequently or those who employ a market timing strategy or those who act as intermediaries on behalf of such persons. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

In addition, some of the Funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the Funds may reflect lower performance and higher expenses across all Contracts as a result of undetected abusive trading practices.

If we, or any investment adviser to any of the Funds available with the Contract, determine that an Owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will allow the Owner to submit transfer requests by regular mail only. We will not accept other Owner transfer requests if submitted by overnight mail, fax, the telephone, our website, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the Fund. Orders for the purchase of Fund shares may be subject to acceptance by the Fund. Therefore, we reserve the right to reject, without prior notice, any Fund transfer request if the investment in the Fund is not accepted for any reason.

The Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe the Funds’ frequent trading and market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading or market timing policies established by the Fund.

Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require that we restrict or prohibit further purchases or transfers as requested by a Fund on all contracts owned by an Owner whose trading activity under one variable contract has violated a Fund’s frequent trading or market timing policy. If a Fund believes that an omnibus order reflects one or more transfer requests from Owners engaged in frequent trading or market timing activity, the Fund may reject the entire omnibus order.

We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only.

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Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:

•	not accept transfer instructions from an Owner or other person authorized to conduct a transfer;
•	limit the number of transfer requests that can be made during a Contract Year; and
•	require the value transferred into a Fund to remain in that Fund for a particular period of time before it can be transferred out of the Fund.

We will apply any restrictive action we take uniformly to all Owners we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity.

We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all Owners.

Withdrawals

Your ability to take a withdrawal may be restricted by certain provisions of the Internal Revenue Code. Furthermore, if your Contract is issued under a qualified plan, your ability to take a withdrawal may be restricted by your plan documents. Income taxes, tax penalties, a CDSC and certain restrictions may apply to any withdrawal you make.

During the Accumulation Phase you may make either partial or full withdrawals of your Contract Value. When making a partial withdrawal, you must withdraw at least $100 or your entire Contract Value in a Sub-Account, if less. We reserve the right to increase the minimum withdrawal amount to $500. We will exercise this right should we see a significant increase in withdrawal activity by Owners that leads to an increase in cost to administer the Contract. If we exercise this right, we will do so in the same manner for all Owners, and we will provide Owners with prior Written Notice of our decision to increase the minimum withdrawal amount.

You may only make a partial withdrawal if at least $2,000 in Contract Value remains following the partial withdrawal, unless the payment is under a Systematic Withdrawal Program (SWP) and the withdrawal is an RMD or is made under a SWP intended to qualify as a series of substantially equal periodic payments for purposes of avoiding the additional 10% tax applicable to distributions that occur prior to age 59½. Otherwise, you may only make a full withdrawal. Unless you instruct us otherwise, we take any partial withdrawal proportionally from your Contract Value in your selected investment choices.

When a partial withdrawal is made from a Contract, we reflect the withdrawal as a pro rata reduction to the value of the Contract’s death benefit if you have elected the Return of Purchase Payment Death Benefit. We describe this reduction under “Death Benefit – Return of Purchase Payment Death Benefit” and “Appendix C – Return of Purchase Payment Death Benefit Example – Impact of Withdrawal and Determination of Benefit.”

After you withdraw your full Contract Value, the Contract terminates when there are no Annuity Payments remaining and does not provide a death benefit other than any death benefit that may be provided under any portion of your Contract that was previously applied to an Annuity Option.

When you make a full withdrawal you will receive the value of your Contract:

•	less any applicable CDSC;
•	less any applicable Premium Tax;
•	less any applicable annual contract maintenance charge; and
•	less any Purchase Payments we credited to your Contract that have not cleared the bank, until they clear the bank.

See “Appendix B – CDSC Example.”

Requests in Writing.  To request a withdrawal in writing, submit either our partial withdrawal or full withdrawal form in Good Order to our Service Center. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a “letter of acceptance” from the financial institution.

Requests by Other Means.  You may request certain partial and full withdrawals by other means we authorize such as e-mail, telephone, or fax. Contact our Service Center for details.

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Withdrawal Effective Date.  For Written Requests, your withdrawal is effective on the Business Day we receive, in Good Order at our Service Center:

a)	our partial withdrawal or full withdrawal form, and
b)	if applicable, a “letter of acceptance.”

If we receive this/these item(s) at our Service Center on a non-Business Day or after the Close of Business, your withdrawal request will be effective on the next Business Day. For e-mail, telephone or fax requests, your withdrawal is effective on the Business Day we receive your communication in Good Order, provided it is received prior to the Close of Business. For communications received after the Close of Business, your withdrawal will be effective on the next Business Day.

Delivery of Withdrawal Amount.  We will pay any withdrawal amount within seven calendar days of the withdrawal effective date unless we are required to suspend or postpone withdrawal payments. See “Other Information – Payments We Make.”

We will generally pay any full or partial withdrawal to the Owner, unless you direct otherwise. If the Owner is a non-natural person, withdrawals will be paid to the Owner with the exception of RMD payments from a Contract owned by a qualified plan.

Systematic Withdrawal Program.  For detailed rules and restrictions pertaining to this program and instructions for electing the program contact our Service Center.

The Systematic Withdrawal Program (SWP) allows you to set up automatic periodic withdrawals from your Contract Value. We currently do not charge you for participation in the SWP, but we reserve the right to charge in the future. We will take any withdrawal under this program proportionally from your Contract Value in your selected investment choices.

Your SWP will end:

•	if you withdraw your total Contract Value;
•	if we receive, in Good Order, a notification of the Owner’s death;
•	if we receive, in Good Order, a notification of the Annuitant’s death if the Owner is a non-natural person;
•	if we process the last withdrawal for the period you selected, if applicable;
•	if the next withdrawal will lower your Contract Value below the minimum Contract Value we allow following a partial withdrawal, unless your withdrawal is an RMD or is made under a SWP intended to qualify as a series of substantially equal periodic payments for purposes of avoiding the additional 10% tax applicable to distributions that occur prior to age 59½;
•	if you begin receiving Annuity Payments;
•	if you apply your full Contract Value to an Annuity Option; or
•	if you give us a Written Request or request over the telephone, in Good Order, to terminate your program any time on or before the next withdrawal date. Note you may not request your SWP be terminated if your Contract is a Non-Qualified Beneficiary Annuity or a Beneficiary IRA.

Charges and Deductions

This section describes the charges and deductions we make under the Contract to compensate us for the services and benefits we provide, costs and expenses we incur and risks we assume. We may profit from the charges deducted and we may use any such profits for any purpose, including payment of marketing and distribution expenses. These charges and deductions reduce the return on your investment in the Contract.

Insurance Charges

Each Business Day we deduct our insurance charges from the assets of the Separate Account. We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts: (1) the mortality and expense risk charge and (2) the administrative charge. If you select the Return of Purchase Payment Death Benefit (ROP), we will deduct an additional charge.

Mortality and Expense Risk Charge.  The mortality and expense risk charge is for:

•	the mortality risk associated with the insurance benefits provided, including our obligation to make Annuity Payments after the Annuity Date regardless of how long all Annuitants live, the death benefits, and the guarantee of rates used to determine your Annuity Payments during the Annuity Phase; and
•	the expense risk that the current charges will be insufficient to cover the actual cost of administering the Contract.

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Mortality and Expense Risk Charge
	When Charge is Deducted	Current (annual rate)	Maximum (annual rate)
B-Share	Daily as a percentage of the daily value of the assets invested in each Sub-Account	0.85%	0.85%
C-Share	Daily as a percentage of the daily value of the assets invested in each Sub-Account	1.30% [1]	1.30% [1]

1	After your fifth Contract Anniversary, the mortality and expense risk charge will be reduced to 0.85%. Note your share class will not change nor will your CDSC schedule assigned to each Purchase Payment. The B-Share will retain the five year CDSC schedule. The C-Share class will still not have a CDSC schedule assigned to Purchase Payments.

For all Contracts, if the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the Contract. If the mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss.

Administrative Charge.  This charge reimburses us for the expenses associated with the administration of the Contract and the Separate Account. Some of these expenses are: preparation of the Contract, confirmations, annual reports and statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. This charge is calculated based on a percentage of the daily value of the assets invested in each Fund, after Fund expenses are deducted. The table below reflects the current and maximum charge.

Administrative Charge
When Charge is Deducted	Current (annual rate)	Maximum (annual rate)
Daily as a percentage of the daily value of the assets invested in each Sub-Account	0.15%	0.15%

Return of Purchase Payment Death Benefit Charge

If you elect the Return of Purchase Payment Death Benefit (ROP), we will deduct an additional charge as a percentage of the daily values of the assets invested in each Sub-Account. The charge for the ROP compensates us for the costs associated with this optional death benefit and is in addition to other standard Contract fees and expenses you are assessed. The table below reflects the current and maximum charge.

Return of Purchase Payment Death Benefit Charge
When Charge is Deducted	Current (annual rate)	Maximum (annual rate)
Daily as a percentage of the daily value of the assets invested in each Sub-Account	0.35%	0.35%

Annual Contract Maintenance Charge

This charge reimburses us for the costs of maintaining the Contract. We will deduct the annual contract maintenance charge proportionately from the Sub-Account(s) you have selected. The table below reflects the current and maximum charge.

Annual Contract Maintenance Charge
Contract Value at Time Charge is Deducted	When Charge is Deducted	Current	Maximum
Less than $100,000	On each Contract Anniversary or full withdrawal, and on a pro-rated basis in the event you annuitize your entire Contract Value on a date other than a Contract Anniversary (For Contracts issued in New York, the charge is deducted on a pro-rated basis for full withdrawals).	$40	$40
$100,000 or more	Not applicable	$0	$0

If you apply your entire Contract Value to an Annuity Option on any date other than your Contract Anniversary, we will deduct a pro-rated charge based on the ratio of (a) the total calendar days elapsed since the last Contract Anniversary and (b) the total calendar days in the Contract Year. For Contracts issued in New York, the charge is also deducted on a pro-rated basis for full withdrawals in the same manner.

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Transfer Fee

Transfer Fee
	When Fee is Deducted	Current	Maximum
During Accumulation Phase Only	Upon each transfer	$0	$20 per transfer for each additional transfer in excess of the 12 free transfers per calendar year

Contingent Deferred Sales Charge (CDSC) C-Share Class

None.

Contingent Deferred Sales Charge (CDSC) B-Share Class

We do not deduct a sales charge when we receive a Purchase Payment. However, we may assess a CDSC for withdrawals that exceed the free withdrawal amount. We use this charge to cover certain expenses relating to the sale of the Contract. The charge is a percentage of the Purchase Payments you withdraw that exceed the free withdrawal amount.

If we assess a CDSC, we will deduct it from the amount you withdraw.

Each Purchase Payment has its own CDSC schedule. The amount of the charge depends on the length of time between the date Purchase Payments were applied and the date of withdrawal. To determine if a CDSC applies, we process withdrawals as follows:

•	first from earnings (Contract Value less Purchase Payments not previously withdrawn);
•	then from Purchase Payments no longer subject to a CDSC according to the CDSC schedule;
•	then from the free withdrawal amount (taken from Purchase Payments not previously withdrawn from the order they were received with the oldest Purchase Payment first); and
•	then from Purchase Payments not previously withdrawn in the order they were received with the oldest Purchase Payment being first.

Each Purchase Payment will have the following CDSC schedule.

Contingent Deferred Sales Charge – B-Share
Number of Full Years From Application of Purchase Payment	CDSC (as a percentage of Purchase Payment withdrawn)
0	7%
1	7%
2	6%
3	5%
4	4%
5 or more	0%

See “Appendix B – CDSC Example.”

In addition to the free withdrawals described later in this section, we will not impose a CDSC under the following circumstances.

•	Upon payment of the death benefit.
•	On amounts withdrawn as RMDs to the extent they exceed the free withdrawal amount. In order to qualify for this exception you must be participating in a systematic withdrawal program established for the payment of RMDs, under which the annual RMD is calculated by us, based solely on the fair market value of the Contract (RMD program). If you choose to take withdrawals to satisfy your RMD for the Contract outside of our RMD program, or if you choose to take withdrawals from the Contract to satisfy your RMDs for other qualified assets, CDSC may apply.
•	Upon application of all or a portion of the Contract Value to any Annuity Option.
•	If you redeem “excess contributions” from a plan qualifying for special income tax treatment. These types of plans are referred to as Qualified Plans, including Individual Retirement Annuities (IRAs). We look to the Internal Revenue Code for the definition and description of excess contributions.
•

When the Contract is exchanged for another variable annuity contract issued by us or one of our affiliated insurance companies, of the type and class which we determine is eligible for such an exchange. A contingent deferred sales

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charge may apply to the contract received in the exchange. A reduced CDSC schedule may apply under the Contract if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for the Contract. Exchange programs may not be available in all states. If you want more information about our current exchange programs, contact your registered representative or us at our Service Center.

•	If you are eligible for waiver of the CDSC due to your election of the Nursing Home and Hospital Withdrawal Benefit or the Terminal Illness Withdrawal Benefit described in “Additional Features.”
•	If you apply your entire Contract Value to purchase a single premium immediate life annuity or a fixed deferred annuity issued by us or one of our affiliates.
•	On distributions required to be made to a Beneficiary under IRC Section 72(s), to the extent that they exceed the free withdrawal amount. See “Taxes – Taxation of Non-Qualified Contracts – Distributions After Death of Owner” for more information.
•	On any withdrawals made or amounts applied to an Annuity Option when you reach the latest permitted Annuity Date for your Contract.

Free Withdrawal Amount.  The free withdrawal amount is an amount you may withdraw that is not subject to the CDSC. For the first Contract Year, you may withdraw up to 10% of the initial Purchase Payment applied on the Issue Date, reduced by any free withdrawal amount(s) previously taken during that Contract Year. For each subsequent Contract Year, you may withdraw up to 10% of your total Purchase Payments still subject to a CDSC as of the previous Contract Anniversary, reduced by any free withdrawal amount(s) previously taken during such Contract Year. Any withdrawals taken during a previous Contract Year may result in an adjustment of the free withdrawal amount available. See “Appendix D – Free Withdrawal Amount Examples.” Any Purchase Payments you make after your Contract Anniversary in a Contract Year will not be included in the calculation of the free withdrawal amount for that Contract Year.

Any unused free withdrawal amount(s) during any particular Contract Year may not be carried over to any succeeding Contract Year.

Premium Taxes

Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and may make a deduction from your Contract Value for them. Some of these taxes are due when your Contract is issued, others are due when Annuity Payments begin. Premium Taxes generally range from 0% to 3.5%, depending on the state.

Income Taxes

We will deduct from the Contract any income taxes which we incur because of the operation of the Separate Account. We will deduct any withholding taxes required by law.

Fund Expenses

The Separate Account purchases shares of the Funds at net asset value. The net asset value of each Fund reflects investment management fees and other expenses already deducted from the assets of the Fund. In addition, one or more of the Funds available as an investment choice may pay a distribution fee out of the Fund’s assets to us known as a 12b-1 fee. Any investment in one or more of the Funds with a 12b-1 fee will increase the cost of your investment in the Contract. Please see the Fund prospectuses for more information regarding these expenses.

The Annuity Phase

Overview.  If you want to receive regular income from your Annuity, you can elect to apply your Contract Value so that you can receive fixed Annuity Payments under one of the Annuity Options described in this section. If you have reached your Annuity Date and you have not chosen an Annuity Option, we will assume that you elected a “Single Life Annuity with Period Certain” with fixed payments and ten years of payments guaranteed. If the Contract has joint Annuitants, we will assume you elected the “Joint and Survivor Life Annuity” with fixed payments and ten years of payments guaranteed. If your Contract is a Qualified Contract, additional requirements may apply. We may base Annuity Payments on the Age and sex of the Annuitant under all options except the non-lifetime contingent Annuity Option. We consider a non-lifetime contingent Annuity Option to be an Annuity Option which provides an Annuity Payment for a fixed period of time only. See “The Annuity Phase – Non-Lifetime Contingent Option – Period Certain Annuity Option.” We may require proof of Age and sex before Annuity Payments begin.

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If the Contract Value to be applied is less than $10,000 on the Annuity Date, we will pay you a lump sum rather than a series of Annuity Payments. If any Annuity Payment is less than $100, we will change the payment basis to equivalent less frequent payments. For Contracts issued in New York, the minimum amount that may be applied to an Annuity Option is $5,000 and the minimum Annuity Payment is $20.

Applying Part of Your Contract Value to an Annuity Option.  You may elect to apply part of the Contract Value from your Non-Qualified Contract to an Annuity Option instead of your full Contract Value. We will treat the amount applied as a withdrawal of Contract Value that may qualify for favorable tax treatment under federal law. See “Taxes – Partial Annuitization of Non-Qualified Contracts.” You must specify the portion of your Contract Value to be applied to an Annuity Option, and if it is not the full Contract Value, the amount must be at least $10,000. The number of partial annuitizations allowed is one per Contract Year.

If you choose to apply part of your Contract Value to an Annuity Option, there may be adverse tax consequences. For additional information, see “Taxes – Partial Annuitization of Non-Qualified Contracts.” Before you apply part of your Contract Value to an Annuity Option, you should consult a qualified tax professional and discuss the tax implications associated with such a transaction. We do not provide tax advice or recommendations.

Annuity Payment Start Date.  You can choose the day, month and year in which Annuity Payments begin; however, the day must be between the 1st and 28th day of the month. We call that date the Annuity Date. According to your Contract, your Annuity Date cannot be earlier than five years after you buy the Contract (unless state law requires a shorter waiting period).

When you purchase the Contract, your Annuity Date is the latest permitted Annuity Date. After you purchase your Contract you can request an earlier Annuity Date by Written Request. If you have elected an Annuity Date earlier than your latest permitted Annuity Date, you can request that we delay your Annuity Date by Written Request or by telephone any time before the Annuity Date.

Latest Permitted Annuity Date

Unless the laws or regulations of the state in which your Contract was issued requires an earlier date, Annuity Payments must begin by the later of:

•	the 10th Contract Anniversary; or
•	the 90th birthday of the oldest Annuitant or the oldest Owner (whichever is sooner).

Annuity Payments.  On the Annuity Date, you will begin receiving Annuity Payments under the Annuity Option that you elected. Your Annuity Payments will be fixed, meaning that the payments will not vary unless you elect either of the Joint and 2/3 Survivor Annuity Options that reduce payments upon the death of the first Annuitant. The amount of your Annuity Payments will depend upon the following:

•	the value of your Contract on the Annuity Date;
•	the Annuity Option you elect;
•	the Age and sex of the Annuitant or joint Annuitants, if applicable;
•	the minimum guaranteed payout rates associated with your Contract; and
•	the deduction of Premium Taxes, if applicable.

See “Fixed Annuity Payout Rates” section in the SAI for more information.

Annuity Age.  When calculating Annuity Payments, we determine Age based on each Annuitant’s nearest birthday on the Annuity Date. For example, we consider age 80 to be the period of time between age 79 years, 6 months, and 1 day and age 80 years and 6 months.

Annuity Options.  The available fixed Annuity Options are listed in this section in the Annuity Options table. We may consent to other plans of payment in addition to those listed. After Annuity Payments begin, you cannot change the Annuity Option, the frequency of Annuity Payments, or make withdrawals. For all lifetime contingent Annuity Options, the Annuitant must be at least 18 as of the Annuity Date.

Contingent Deferred Sales Charge (CDSC).  We will not deduct a CDSC to the extent you apply all or a portion of your Contract Value to any Annuity Option. In addition, we will not deduct a CDSC for any Annuity Payments that commence on the latest permitted Annuity Date for your Contract.

Limitation on Payment Options

If you purchased the Contract as a tax-qualified Contract, the IRC may impose restrictions on the types of payment options that you may elect. Furthermore, if your Contract is issued under an ERISA plan, and you are married when your Contract enters the Annuity Phase, your ability to elect certain Annuity Options may be limited and/or require spousal consent.

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Single Lifetime Contingent Options (fixed payments only)
	Single Life Annuity	Single Life Annuity with Cash Refund	Single Life Annuity with Period Certain
Number of Annuitants:	One	One	One
Length of Payment Period:	For as long as the Annuitant lives.	For as long as the Annuitant lives.	For a guaranteed period of either 10 or 20 years or as long as the Annuitant lives, whichever is longer.
Annuity Payments After Death of the Annuitant:	None. All payments end upon the Annuitant’s death.	If the total of all Annuity Payments made is less than the amount applied to the Annuity Option, the Beneficiary will receive the difference in a lump sum. If the total of all Annuity Payments made is equal to or greater than the amount applied to the Annuity Option, no additional payment will be made.

When the Annuitant dies, if there are remaining guaranteed payments, the Beneficiary may elect to continue receiving remaining guaranteed payments or the Beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed Annuity Payments.

We compute the commuted value of the remaining guaranteed Annuity Payments at an interest rate determined by us.

Joint Lifetime Contingent Options (fixed payments only)
	Joint and Survivor Annuity	Joint and Survivor Annuity with Period Certain	Joint and 2/3 Survivor Life Annuity	Joint and 2/3 Survivor Life Annuity with Period Certain
Number of Annuitants:	Two	Two	Two	Two
Length of Payment Period:	For as long as either Annuitant lives.	For a guaranteed period of either 10 or 20 years or as long as either Annuitant lives, whichever is longer.	For as long as either Annuitant lives.	For a guaranteed period of either 10 or 20 years or as long as either Annuitant lives, whichever is longer.
Annuity Payments After Death of the Annuitant:	100% of the payment will continue to the surviving Annuitant. No payments will continue after the death of both Annuitants.

100% of the payment will continue to the surviving Annuitant. When both Annuitants have died, if there are remaining guaranteed payments, the Beneficiary(ies) may elect to continue receiving remaining guaranteed payments or the Beneficiary(ies) may elect a lump sum payment equal to the commuted value of the remaining guaranteed Annuity Payments.

We compute the commuted value of the remaining guaranteed Annuity Payments at an interest rate determined by us.

Two-thirds of the payment will continue to the surviving Annuitant. No payments will continue after the death of both Annuitants.

If there are remaining guaranteed payments, 100% of the payment will continue to the surviving Annuitant until the end of the guarantee period. When the end of the guarantee period has been reached, two-thirds of the payment will continue to the surviving Annuitant.

When both Annuitants have died, if there are remaining guaranteed payments, the Beneficiary(ies) may elect to continue receiving remaining guaranteed payments or the Beneficiary(ies) may elect a lump sum payment equal to the commuted value of the remaining guaranteed Annuity Payments.

We compute the commuted value of the remaining guaranteed Annuity Payments at an interest rate determined by us.

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Non-Lifetime Contingent Option (fixed payments only)
Period Certain Annuity Option [1]
Number of Annuitants:	One or two
Length of Payment Period:	For a specified period no less than ten years and no greater than 30 years.
Annuity Payments after Death of the Annuitant:	When the last Annuitant dies, if there are remaining guaranteed payments, the Beneficiary may elect to continue receiving remaining guaranteed payments or the Beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed Annuity Payments.

1	We consider this Annuity Option to be a non-lifetime contingent Annuity Option.

Death Benefit

Death of Owner During the Accumulation Phase

If you, or any Joint Owner, die during the Accumulation Phase, we will pay a death benefit to the primary Beneficiary. If any Owner dies, we will treat the surviving Owner as the primary Beneficiary and treat any other Beneficiary designation, on record at the time of death, as a contingent Beneficiary.

The Beneficiary may request that the death benefit be paid under one of the death benefit options. If the sole primary Beneficiary is your spouse and your Contract is a Non-Qualified Contract or is held as a traditional IRA (including SEP and SIMPLE IRAs) or Roth IRA, he or she may elect to become the Owner of the Contract by continuing the Contract at the death benefit amount payable. Generally, if the Contract is continued then:

1)	the initial Contract Value will equal the death benefit amount;
2)	all applicable Contract features and benefits will be in the surviving spouse’s name;
3)	the surviving spouse will exercise all of the Owner’s rights under the Contract.

However, if at the time the Owner purchased the Contract the surviving spouse was over the maximum contract issue age for the death benefit selected (age 75 for the ROP, age 85 for the Contract Value Death Benefit), the Contract cannot be continued. If the Contract is continued, the death benefit will remain the same.

If the sole primary Beneficiary is a domestic partner or civil union partner, as defined under applicable state laws, we will treat him or her as a spouse for this provision, and he or she may elect to continue the Contract as described herein. However, a domestic partner or civil union partner cannot elect to continue the Contract if it is a traditional IRA or Roth IRA. Since current federal tax law does not define a spouse to include a domestic partner or civil union partner, such domestic partner or civil union partner who elects to continue the Contract must still meet the distribution requirements of Section 72(s) of the IRC. In order to meet these requirements, the amount of any gain in the Contract will become subject to income tax at the time the election to continue the Contract is made.

The right to continue the Contract by a surviving spouse, a domestic partner, or a civil union partner can only be exercised once while the Contract is in effect.

See “Taxes – Civil Unions and Domestic Partnerships” if you are in a domestic partnership or civil union.

Death Benefit Amount During the Accumulation Phase

The death benefit amount depends upon the death benefit feature in effect at the time of your death or, if the Contract is owned by a non-natural person, the Annuitant’s death.

There are two death benefit features available. When you purchase your Contract, you must select one death benefit feature. Once you have selected a death benefit feature and we issue the Contract, you cannot later select another death benefit feature.

•	Contract Value Death Benefit (no additional charge)
•	Return of Purchase Payment Death Benefit (has an additional charge)

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Contract Value Death Benefit

The death benefit during the Accumulation Phase will be the Contract Value determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method in Good Order at our Service Center. Where there is more than one Beneficiary, we will determine the death benefit as of the Business Day the first Beneficiary submits due proof of death and election of payment method in Good Order. Each Beneficiary’s portion of the death benefit will be applied to their chosen death benefit payout option on the Business Day we receive their election of the payment method in Good Order and will be paid from the Sub-Accounts on a pro rata basis. The balance of the death benefit will remain in the Sub-Accounts until each of the other Beneficiaries submits a Written Request to claim his/her death benefit. From the time the death benefit is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).

Return of Purchase Payment Death Benefit (ROP)

The death benefit during the Accumulation Phase will be the greater of 1 and 2 below.

1.	The total Purchase Payments, reduced by an adjustment for each withdrawal. The adjustment is equal to A divided by B, with the result multiplied by C, where:

A = the Contract Value withdrawn, including any applicable CDSC;

B = the Contract Value immediately prior to the withdrawal; and

C = the total Purchase Payments adjusted for any prior withdrawals.

2.	The Contract Value.

The withdrawal will reduce the death benefit amount in direct proportion to the Contract Value reduction. For example, if you take a 20% withdrawal from your Contract Value, the death benefit will be reduced by 20%. Since withdrawals result in a pro-rata adjustment to the death benefit amount, the death benefit amount may be reduced by more than the actual dollar amount of the withdrawals. See “Appendix C – Return of Purchase Payment Death Benefit Example – Impact of Withdrawal and Determination of Benefit.”

The death benefit amount that is payable during the Accumulation Phase is determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method at our Service Center. Where there is more than one Beneficiary, we will determine the death benefit amount as of the Business Day the first Beneficiary submits due proof of death and election of payment method. If the death benefit amount payable is greater than the Contract Value, we will apply an amount equal to the difference between the death benefit amount and Contract Value to each Sub-Account in the ratio that your value in each Sub-Account bears to your Contract Value. Each Beneficiary’s portion of the death benefit amount will be applied to their chosen death benefit payout option on the Business Day we receive their election of the payment method in Good Order and will be paid from the current allocation on a pro-rata basis. The balance of the death benefit will remain in the Sub-Accounts based on the current allocation until each of the other Beneficiaries submits a Written Request to claim his/her death benefit. From the time the death benefit amount is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).

We consider the application of a portion of your Contract Value to an Annuity Option as a withdrawal for purposes of calculating the death benefit amount.

Election

You may elect the ROP only at the time you apply for a Contract. The ROP is not available for selection if the oldest Owner (or Annuitant, if the Owner is a non-natural person) is over the age of 75.

Return of Purchase Payment Death Benefit Charge

We deduct a Return of Purchase Payment Death Benefit Charge from each Sub-Account in which you are invested. The charge compensates us for the costs associated with this death benefit. See “Charges and Deductions – Return of Purchase Payment Death Benefit Charge.”

Return of Purchase Payment Death Benefit Allocation Restrictions

While the ROP is in effect, you may allocate Purchase Payments or transfer Contract Value amongst any of the Sub-Accounts available with the Contract except those listed below.

BlackRock iShares® Alternative Strategies

BlackRock iShares® Dynamic Allocation

MML Asset Momentum

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MML Equity Rotation

MML Special Situations

We reserve the right to modify the available Sub-Accounts with this feature from time to time. We will notify you by Written Notice at least 30 days before any change in Sub-Account restrictions. The restrictions in the type of Sub-Accounts available to you under the ROP are intended to help us manage the risk associated with providing the ROP death benefit.

Death Benefit Payment Options During the Accumulation Phase

The availability of certain death benefit options may be limited for tax-qualified contracts in order to comply with RMD rules.

Each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase.

•	Option 1 – Lump sum payment of the death benefit.

•	Option 2 – Payment of the entire death benefit within five years of the date of any Owner’s death. This option may not be available if there are multiple Beneficiaries.

•	Option 3 – Payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. For Non-Qualified Contracts, distribution must begin within one year of the date of any Owner’s death. For Qualified Contracts, distribution must generally begin by the end of the calendar year following the year of the Owner’s death. Additional deferral may be available for a spouse Beneficiary. This option is not available for a Beneficiary that is a non-natural person, other than certain trusts as Beneficiary of an IRA.

•	Option 4 – Payment of the death benefit from a deferred annuity contract over the life expectancy of the Beneficiary through a series of non-annuitized withdrawals made at least annually. For Non-Qualified Contracts, distribution must begin within one year of the date of any Owner’s death. For Qualified Contracts, distribution must generally begin by the end of the calendar year following the year of the Owner’s death. Additional deferral may be available for a spouse Beneficiary. Additional withdrawals, including full withdrawals, are available. This option may not be available for a Beneficiary that is a non-natural person, other than certain trusts as Beneficiary of an IRA, or if there are multiple Beneficiaries. See “Ownership – Non-Qualified Beneficiary Annuity” or “Ownership – Beneficiary IRA” for rules and restrictions.

If the sole primary Beneficiary is a spouse, continuation of the Contract in his or her own name is described previously in this section under “Death Benefit – Death of Owner During the Accumulation Phase”.

Any portion of the death benefit not applied to Option 3 or Option 4 within the time period specified must be distributed within five years of the date of the Owner’s death under Option 1 or Option 2.

You may restrict a Beneficiary’s right to elect a death benefit payout option. If you do so, such rights or options will not be available to the Beneficiary.

We may also consent to other death benefit payout options in addition to those described in this section as long as they comply with IRC Section 72(s) or Section 401(a)(9), as applicable.

Lump Sum Payments.  If a lump sum payment is requested, we will pay the amount within seven calendar days after we receive proof of death and election of the payment method in Good Order at our Service Center, unless we are required to suspend or delay payment.

Non-Qualified Beneficiary Annuity.  A Non-Qualified Beneficiary Annuity, also referred to as a “non-qualified stretch” or “inherited non-qualified annuity,” is an annuity contract that is held for the benefit of the beneficiary of a deceased annuity contract owner in order to distribute death proceeds of a non-qualified annuity to the beneficiary over that beneficiary’s life expectancy in accordance with the required distribution rules of IRC Section 72(s). See “Taxes – Taxation of Non-Qualified Contracts – Distributions After Death of Owner” for more information.

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If a Beneficiary(ies) elects payment under Option 4 as a Non-Qualified Beneficiary Annuity after the death of the Owner, the following rules apply (Note, these restrictions differ from those imposed when a Contract is purchased as a Non-Qualified Beneficiary Annuity. See “Ownership – Non-Qualified Beneficiary Annuity.”):

•	The annuity Contract will be titled in the Beneficiary’s name as Beneficiary of the deceased Owner, and cannot be transferred. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.
•	Distributions must begin within one year of the Owner’s death. Required distributions will be calculated based on the Beneficiary’s life expectancy as determined under the applicable IRS table, and will be withdrawn from each Sub-Account in the ratio that your value in each bears to your Contract Value.
•	Distributions required under IRC Section 72(s) must be made at least annually through a SWP that we administer. Distributions made under the SWP will be treated as variable Annuity Payments for income tax purposes.
•	Withdrawals will not be subject to a CDSC.
•	The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.
•	Additional Purchase Payments cannot be applied to the Contract.
•	Joint ownership is not allowed.
•	Upon the death of the Annuitant, a death benefit, under the terms of the Contract, will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined under the applicable IRS table.
•	This option is not available for a Beneficiary who is a non-natural person.
•	A Non-Qualified Beneficiary Annuity may only be established by the Beneficiary of the Contract Owner whose death triggered the required distribution requirements of IRC Section 72(s). A Non-Qualified Beneficiary Annuity may not be established as a “second generation” Non-Qualified Beneficiary Annuity by a successor Beneficiary.

Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Non-Qualified Beneficiary Annuity.

Beneficiary IRA.  Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the RMD rules of IRC Section 401(a)(9). See “Taxes – Required Minimum Distributions for Qualified Contracts” for more information.

Eligibility Requirements/Restrictions:

If a Beneficiary(ies) elects payment under Option 4 as a Beneficiary IRA after the death of the Owner, the following rules apply (Note, these restrictions differ from those imposed when a Contract is purchased as a Beneficiary IRA. See “Ownership – Beneficiary IRA.”):

•	The annuity Contract will be titled in the Beneficiary’s name as Beneficiary for the deceased Owner. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.
•	For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the Owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until April 1st of the year following the year the original Owner would have attained age 70 1⁄2. The RMD amount will generally be calculated based on the Beneficiary’s life expectancy and will be withdrawn from each Sub-Account in the ratio that your value in each bears to your Contract Value. If the original Owner died after attaining age 70 1⁄2 and was younger than the Beneficiary, the RMD amount may be calculated based on the original Owner’s life expectancy in the year of his or her death.
•	If the Beneficiary is a trust, a Beneficiary IRA may only be established if the trust qualifies as a “see-through” trust. For see-through trusts, RMDs must be calculated based upon the life expectancy of the oldest trust beneficiary and the oldest trust beneficiary must be the Annuitant. In order to be a see-through trust, the trust must be valid under state law and be irrevocable, and all beneficiaries, current and future, must be identifiable from the trust instrument. If any beneficiary of the trust is not an individual, the trust is not a see-through trust and cannot establish a Beneficiary IRA.
•	RMDs must be made at least annually through a SWP that we administer.
•	Withdrawals will not be subject to a CDSC.
•	The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.
•	Additional contributions cannot be applied to the contract.
•	Upon the death of the Annuitant of the Beneficiary IRA, a death benefit, under the terms of the Contract, will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined by the applicable IRS table.

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•	A Beneficiary IRA may only be established by the Beneficiary of the IRA owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Beneficiary IRA may not be established as a “second generation” Beneficiary IRA by a successor Beneficiary.
•	Joint ownership of a Beneficiary IRA is not allowed.

Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.

Death of Owner During the Annuity Phase

Upon any Owner’s death during the Annuity Phase, if the Annuitant is still alive, the surviving Owner will retain the ownership of the Contract. If there is no surviving Owner, the Beneficiary will become the Owner. Any remaining Annuity Payments under the Annuity Option elected will continue to be paid at least as rapidly as under the method of distribution in effect at such Owner’s death.

Death of Annuitant

If an Annuitant, who is not the Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant subject to our approval. If there is no surviving Annuitant and you do not name an Annuitant within 30 calendar days after we receive notification of the death of the Annuitant, the oldest Owner will become the Annuitant. If the Owner is a non-natural person and an Annuitant dies, you may not name a new Annuitant. In this case we will treat the death of an Annuitant as the death of the Owner and pay the death benefit as described in “Death Benefit – Death of Owner During the Accumulation Phase.”

Upon the death of the last surviving Annuitant on or after the Annuity Date, the death benefit, if any, is as specified in the Annuity Option elected. Upon the death of the last surviving Annuitant during the Annuity Phase, any remaining payment under the elected Annuity Option will be paid to the Beneficiary. We will treat a surviving Owner as the primary Beneficiary and treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary.

Death Benefit and Partial Annuitizations.  If you apply a portion of your non-qualified Contract Value to an Annuity Option, the death benefit for that portion will be determined in accordance with “Death Benefit – Death of Owner During the Annuity Phase” and “Death Benefit – Death of Annuitant.” The death benefit for the portion of the Contract Value remaining in the Accumulation Phase will be determined in accordance with “Death Benefit – Death of Owner During the Accumulation Phase” and “Death Benefit – Death of Annuitant.”

Due Proof of Death.  For purposes of determining due proof of death, we require:

1.	a certified death certificate; or
2.	a certified decree of a court of competent jurisdiction as to the finding of death; or
3.	any other proof satisfactory to us.

Additional Features

Terminal Illness Withdrawal Benefit

With this benefit, which is applicable only if you elect the B-Share class, you may withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order at our Service Center that you (or an Annuitant, if the Owner is a non-natural person) have met the following conditions:

1.	For purposes of this benefit, you (or an Annuitant, if the Owner is a non-natural person) were not diagnosed with a terminal illness or a terminal condition resulting from bodily injury or disease or both as of the Issue Date.
2.	Each withdrawal request is made on or after the “Eligibility Date for Waiver of Contingent Deferred Sales Charge,” which is one year after the Issue Date.
3.	We will require proof that you (or an Annuitant, if the Owner is a non-natural person) are terminally ill, as described in Item 1 above, and not expected to live more than 12 months. This proof will include, but is not limited to, certification by a state licensed medical practitioner performing within the scope of his/her license. The state licensed medical practitioner must not be you or your parent, sibling, spouse or child (or an Annuitant or an Annuitant’s parent, sibling, spouse or child if the Owner is a non-natural person).

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The Terminal Illness Withdrawal Benefit is not available in Connecticut and may not be available in other states. Please contact your registered representative or call the Service Center for more information.

Nursing Home and Hospital Withdrawal Benefit

With this benefit, which is applicable only if you elect the B-Share class, you may withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order at our Service Center that you (or an Annuitant, if the Owner is a non-natural person) have been admitted to a licensed nursing care facility or accredited hospital or its successor, subject to the following requirements:

1.	For purposes of this benefit, you (or the Annuitant, if the Owner is a non-natural person) are not confined in a licensed nursing care facility or accredited hospital or its successor on the Issue Date.
2.	Each withdrawal request is made on or after the “Eligibility Date for Waiver of Contingent Deferred Sales Charge,” which is one year after the Issue Date.
3.	Each withdrawal request is made within 120 calendar days after services were provided to you (or the Annuitant, if the Owner is a non-natural person). You must have been confined at a licensed nursing care facility and/or accredited hospital or its successor for a consecutive period of at least 90 consecutive calendar days.
4.	The confinement must be prescribed by a state licensed medical practitioner performing within the scope of his/her license.
5.	Each withdrawal is accompanied by proof satisfactory to us that you (or the Annuitant, if the Owner is a non-natural person) meet the qualifying conditions above.

You may not participate in the Systematic Withdrawal Program if we are currently waiving the CDSC in accordance with this benefit.

A licensed nursing care facility is an institution licensed by the state in which it is located to provide skilled nursing care, intermediate nursing care, or custodial nursing care. An accredited hospital is a hospital licensed, or recognized as a general hospital, by the state in which it is located or by the Joint Commission on the Accreditation of Hospitals, or its successors.

The Nursing Home and Hospital Withdrawal Benefit is not available in California and Connecticut and may not be available in other states. Please contact your registered representative or call the Service Center for more information.

Taxes

The information in this prospectus is general and is not an exhaustive discussion of all tax questions that might arise under the Contract. The information is not written or intended as tax or legal advice. You should consult a tax adviser about your own circumstances. In addition, we do not profess to know the likelihood that current federal income tax laws and Treasury Regulations or the current interpretations of the Internal Revenue Code, Regulations, and other guidance will continue. We cannot make any guarantee regarding the future tax treatment of any Contract. We reserve the right to make changes in the Contract to assure that it continues to qualify as an annuity for tax purposes.

No attempt is made in this prospectus to consider any applicable state or other tax laws.

Taxation of the Company.  MassMutual is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (IRC). For federal income tax purposes, the Separate Account is not a separate entity from MassMutual, and its operations form a part of MassMutual.

Investment income and any realized gains on Separate Account assets generally are reflected in the Contract Value, although treated as accruing to the Company and not to you. As a result, no taxes are due currently on interest, dividends and short or long-term gains earned by the Separate Account with respect to your Contract. The Company may be entitled to certain tax benefits related to the investment of Company assets, including assets of the Separate Account. These tax benefits, which may include foreign tax credits and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

Annuities in General.  Annuity contracts are a means of both setting aside money for future needs–usually retirement–and for providing a mechanism to administer the payout of those funds. Congress recognized how important providing for retirement was and created special rules in the IRC for annuities. Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral.

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Diversification.  IRC Section 817(h) imposes certain diversification standards on the underlying assets of variable annuity contracts. The IRC provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. Disqualification of the Contract as an annuity contract would result in a loss of tax deferral, meaning the imposition of federal income tax to the Owner with respect to earnings under the Contract prior to the receipt of payments under the Contract. We intend that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

Investor Control of Assets.  For variable annuity contracts, tax deferral also depends on the insurance company, and not you, having control of the assets held in the separate accounts. You can transfer among the Sub-Accounts of the Separate Account but cannot direct the investments each underlying Fund makes. If you have too much investor control of the assets supporting the Separate Account Funds, then you will be taxed on the gain in the Contract as it is earned rather than when it is withdrawn. The IRS has provided some guidance on investor control by issuing Revenue Rulings 2003-91 and 2003-92, but some issues remain unclear. One unanswered question is whether an owner will be deemed to own the assets in the contract if a variable contract offers too large a choice of Funds in which to invest, and if so, what that number might be. We do not know if the IRS will issue any further guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the Contract, as necessary, so that you will not be treated as having investor control of the assets held under the Separate Account.

Non-Qualified Contracts.  Your Contract is referred to as a Non-Qualified Contract if you do not purchase the Contract under a qualified plan such as an Individual Retirement Annuity (IRA), Roth IRA, tax sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan.

Qualified Contracts.  Your Contract is referred to as a Qualified Contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA), Roth IRA, tax sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan. Qualified plans are subject to various limitations on eligibility, contributions, transferability and distributions based on the type of plan. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

Contracts issued under a qualified plan include special provisions restricting Contract provisions that may otherwise be available as described in this prospectus. Generally, Contracts issued under a qualified plan are not transferable. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from qualified contracts. See “Taxes – Taxation of Qualified Contracts.”

Eligible rollover distributions from an IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan may generally be rolled over into another IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan, if permitted by the plan. These amounts may be transferred directly from one qualified plan or account to another, or as an indirect rollover, in which the plan participant receives a distribution from the qualified plan or account, and reinvests it in the receiving qualified plan or account within 60 days of receiving the distribution.

IRC Section 408(d)(3)(B) provides that an individual is only permitted to make one indirect rollover from an IRA to another IRA in any 1-year period. The IRS previously applied this limitation on an IRA-by-IRA basis, allowing a taxpayer to make an indirect rollover from an IRA, so long as he or she had not made an indirect rollover from that same IRA within the preceding 1-year period, even if he or she had made indirect rollovers from a different IRA. Effective for distributions on or after January 1, 2015 the limitation applies on an aggregate basis, meaning that an individual cannot make an indirect rollover from one IRA to another if he or she has made an indirect rollover involving any IRA (including a Roth, SEP, or SIMPLE IRA) within one year. It is important to note that the one rollover per year limitation does not apply to amounts transferred directly between IRAs in a trustee-to-trustee transfer.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men

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and women. The Contracts we sell in connection with qualified plans use annuity tables which do not differentiate on the basis of sex. Such annuity tables are also available for use in connection with certain non-qualified deferred compensation plans.

Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of your investment. The contribution limits referenced in the plan descriptions below are the limits for 2018, and may change in subsequent years.

Individual Retirement Annuities

IRC Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). IRAs are subject to limitations on eligibility, contributions, transferability and distributions. See “Taxes – Taxation of Qualified Contracts.” IRA contributions are limited to the lesser of $5,500 or 100% of compensation, and an additional catch-up contribution of $1,000 is available for individuals age 50 and over. Contributions are deductible, unless you are an active participant in a qualified plan and your modified adjusted gross income exceeds certain limits. Contracts issued for use with IRAs are subject to special requirements by the IRC, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

SEP IRAs

IRC Section 408(k) permits certain employers to establish IRAs for employees that qualify as Simplified Employee Pension (SEP) IRAs. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. SEP IRAs are treated as defined contribution plans for purposes of the limits on employer contributions. Employer contributions cannot exceed the lesser of:

i)	$55,000; or
ii)	25% of compensation (a maximum of $275,000 of compensation may be considered).

The employee may treat the SEP account as a traditional IRA and make deductible and non-deductible contributions if the general IRA requirements are met. SEP IRAs are subject to additional restrictions, including on items such as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

SIMPLE IRAs

IRC Section 408(p) permits certain small employers to establish a Savings Incentive Match Plan for Employees (SIMPLE) IRA. SIMPLE IRA plans permit employees to make elective contributions only through a qualified salary reduction agreement. Employers can make contributions to the plan through either matching contributions or non-elective contributions. An employee’s annual elective salary reduction contributions are limited to the lesser of $12,500 or 100% of compensation, and an additional catch-up contribution is available for individuals age 50 and over, up to the lesser of $3,000 or total compensation less any other elective deferrals. Elective contributions made to a SIMPLE IRA are counted against the overall limit on elective deferrals by any individual (the lesser of $18,500 or 100% of compensation). The employer must make certain matching contributions or non-elective contributions to the employee’s account. SIMPLE IRAs are subject to additional restrictions, including on items such as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to tax treatment and suitability of such an investment.

Roth IRAs

IRC Section 408A permits eligible individuals to contribute to a non-deductible IRA, known as a Roth IRA. Roth IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Roth IRA contributions are limited to the lesser of $5,500 or 100% of compensation, and an additional catch-up contribution of $1,000 is available for individuals age 50 or over. The maximums are decreased by any contributions made to a traditional IRA for the same tax year. Lower maximum Roth IRA contribution limits apply to individuals whose modified adjusted gross income exceeds certain limits. Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, known as a conversion. The individual must pay tax on any portion of the IRA being rolled over that represents income or previously deductible IRA contributions. The determination of taxable income is based on the fair market value of the IRA at the time of the conversion. See “Taxes – Required Minimum Distributions for Qualified Contracts” for information on the determination of the fair market value of an annuity contract that provides additional benefits (such as certain living or death benefits). You should consult a tax adviser as to the tax treatment and suitability of such an investment.

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Corporate Pension and Profit-Sharing Plans

IRC Sections 401(a) and 401(k) permit employers to establish various types of retirement plans for employees. Contributions made to the plan for the benefit of the employees and the earnings on those contributions are generally not included in gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. In general, annual contributions made by an employer and employee to a defined contribution plan may not exceed the lesser of:

i.	$55,000; or
ii.	100% of compensation or earned income (a maximum of $275,000 of compensation may be considered).

An employee’s elective salary reduction contributions under a cash or deferred arrangement (i.e. a 401(k) plan) are limited to $18,500, with an additional catch-up contribution of up to $6,000 available for eligible participants age 50 or over. Defined benefit plans are limited to contributions necessary to fund a promised level of benefit. The annual benefit under a defined benefit plan is limited to:

i.	100% of compensation for a participant’s highest three years; or
ii.	$220,000.

Plans are subject to additional restrictions, including on such items as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

H.R. 10 Plans

IRC Section 401(a) permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R.10” or “Keogh” plans. Contributions made to the plan for the benefit of the employees and the earnings on those contributions are generally not included in gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. In general, H.R. 10 Plans are subject to the same restrictions as corporate pension and profit-sharing plans (see “Taxes – Qualified Contracts – Corporate Pension and Profit-Sharing Plans”), including limitations on eligibility, participation, contributions, time and manner of distributions, transferability and taxation of distributions. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of Non-Qualified Contracts.  You, as the Owner of a non-qualified annuity, will generally not be taxed on any increases in the value of your Contract until a distribution occurs. There are different rules as to how you are taxed depending on whether the distribution is a withdrawal or an Annuity Payment.

Withdrawals

The IRC generally treats any withdrawal:

1)	allocable to investment in the Contract made after August 13, 1982 in an annuity contract entered into prior to August 14, 1982 and
2)	from an annuity contract entered into after August 13, 1982,

as first coming from earnings and then from your investment in the Contract. The withdrawn earnings are subject to tax as ordinary income.

Annuity Payments

Annuity payments occur as the result of the Contract reaching its annuity start date. Non-annuitized life expectancy distributions made to a Beneficiary, under a Non-Qualified Beneficiary Annuity SWP program that we administer, are also treated as Annuity Payments. A portion of each Annuity Payment is treated as a partial return of your investment in the Contract and is not taxed. The remaining portion of the Annuity Payment is treated as ordinary income. The Annuity Payment is divided between these taxable and non-taxable portions based on the calculation of an exclusion amount. The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. If, in any year, total payments received under a variable Annuity Option are less than the exclusion amount allocable to that year, Treasury Regulations allow you to choose to recalculate your exclusion amount in subsequent years, by filing a statement with your income tax return. We will continue to report distributions using the exclusion amount as originally calculated. For additional information, please consult with your tax advisor and see IRS Publication 939. Annuity Payments received after you have recovered all of your investment in the Contract are fully taxable.

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The IRC also provides that any amount received (both Annuity Payments and withdrawals) under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is an additional tax equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)	paid on or after you reach age 59 1⁄2;
2)	paid to your Beneficiary after you die;
3)	paid if you become totally disabled (as that term is defined in the IRC);
4)	paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or life expectancy or for the joint lives or joint life expectancies of you and your designated Beneficiary;
5)	paid under an immediate annuity; or
6)	which come from investment in the Contract made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1⁄2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used. The rules governing substantially equal periodic payments are complex. You should consult a tax adviser for more specific information.

Multiple Contracts

The IRC provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same owner by one company or its affiliates are treated as one deferred annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. This rule does not apply to immediate annuities.

Tax Treatment of Assignments

An assignment or pledge of a contract may be a taxable event. You should consult a tax adviser if you wish to assign or pledge your Contract. Annuity contracts issued after April 22, 1987 that are transferred for less than full and adequate consideration (including gifts) are subject to tax to the extent of gain in the contract. This does not apply to transfers between spouses or certain transfers incident to a divorce under IRC Section 1041.

Distributions After Death of Owner

In order to be treated as an annuity contract for federal income tax purposes, IRC Section 72(s) requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, IRC Section 72(s) requires that:

a)	if any Owner dies on or after the annuity start date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and
b)	if any Owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of such Owner’s death.

These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. The Non-Qualified Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. Non-annuitized life expectancy distributions made to a Beneficiary, under a Non-Qualified Beneficiary Annuity SWP program that we administer, will be treated as variable Annuity Payments for income tax purposes.

Taxation of Qualified Contracts.  If you have no cost basis for your interest in a Qualified Contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for all or some of your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total Contract Value. Special tax rules may be available for certain distributions from a qualified plan.

IRC Section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified plans, including contracts issued and qualified under IRC Sections 401 (pension and profit-sharing plans), 403 (TSAs), 408 (IRAs), and 408A

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(Roth IRAs). With respect to SIMPLE IRAs, the 10% penalty is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. Exceptions from the penalty tax are as follows:

a)	distributions made on or after you reach age 59 1⁄2;
b)	distributions made after your death;
c)	distributions made that are attributable to the employee being disabled as defined in the IRC;
d)	after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary (in applying this exception to distributions from IRAs, a severance of employment is not required);
e)	distributions made after severance from employment if you have reached age 55 (not applicable to distributions from IRAs);
f)	distributions made to you up to the amount allowable as a deduction to you under IRC Section 213 for amounts you paid during the taxable year for medical care;
g)	distributions made on account of an IRS levy made on a qualified retirement plan or IRA;
h)	distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);
i)	distributions from an IRA for the purchase of medical insurance (as described in IRC Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;
j)	certain qualified reservist distributions;
k)	distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in IRC Section 72(t)(7)) for the taxable year; and
l)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in IRC Section 72(t)(8)).

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1⁄2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date, there is:

i)	any addition to the account balance other than gains or losses,
ii)	any non-taxable transfer of a portion of the account balance to another retirement plan, or
iii)	a rollover by the individual of the amount received resulting in such amount not being taxable.

The rules governing substantially equal periodic payments are complex. You should consult a tax adviser or IRS Revenue Ruling 2002-62 for more specific information.

Required Minimum Distributions for Qualified Contracts.  For Qualified Contracts other than Roth IRAs, distributions generally must begin no later than April 1st of the calendar year following the later of:

a)	the calendar year in which you attain age 70 1⁄2 or
b)	the calendar year in which you retire.

The date set forth in (b) does not apply to an IRA or to a five-percent owner of the employer maintaining the plan. Required distributions generally must be over a period not exceeding your life or life expectancy or the joint lives or joint life expectancies of you and your designated Beneficiary. Upon your death, additional distribution requirements are imposed. If your Contract has not entered the Annuity Phase and your death occurs after your required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of your death or over the life or life expectancy of the designated Beneficiary. If your Contract has not entered the Annuity Phase and your death occurs before your required beginning date, the remaining interest must be distributed within five years or over the life or life expectancy of the designated Beneficiary. If your death occurs after your Contract has entered the Annuity Phase, distributions must be made at least as rapidly as under the method in effect at the time of your death. If your Contract is held as a Roth IRA, there are no RMDs during your life. However, upon your death your Beneficiary is subject to RMD requirements. Any remaining interest must be distributed within 5 years or over your Beneficiary’s life expectancy. If RMDs are not made, a 50% penalty tax is imposed on the amount that should have been distributed.

The Regulations under IRC Section 401(a)(9) include a provision that could increase the dollar amount of RMDs for individuals who fund their IRA or qualified retirement plan with an annuity contract. During the Accumulation Phase of the annuity Contract, Treasury Regulations Section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount

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credited to the Owner or Beneficiary under the Contract in order to determine the fair market value of the Contract. A larger fair market value will result in the calculation of a higher RMD amount. You should consult a tax adviser to determine how this may impact your specific circumstances.

Partial Annuitization of Non-Qualified Contracts.  The ability to apply only a portion of your Contract Value to an Annuity Option is commonly referred to as “partial annuitization” or “partially annuitizing.” Federal tax law provides favorable tax treatment of partial annuitization of a non-qualified annuity contract under certain circumstances. You should consult a tax adviser before electing to partially annuitize your Contract.

As part of the Small Business Jobs Act of 2010, IRC Section 72 was amended to provide that if part of an annuity contract’s value is applied to an Annuity Option that provides payments for one or more lives or for a period of at least ten years, the portion of the contract that is annuitized will be treated as a separate Contract and Annuity Payments received as a result of the partial annuitization will be treated as amounts received as an annuity instead of withdrawals, and given exclusion ratio treatment. The exclusion ratio is calculated by allocating the current investment in the Contract between the amount applied to the Annuity Option and the remaining portion of the original contract.

If the Annuity Option you elect does not meet one of the two above-described criteria, we will report all payments from your Contract, whether from the annuitized or the deferred portions of the Contract Value, to the IRS as a distribution with the taxable amount not determined beginning with the date of the partial annuitization. It is your responsibility to document to the IRS how much, if any, of a distribution is allocable to cost basis.

Taxation of Death Benefit Proceeds.  Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows:

i)	if distributed under Death Benefit Payment Option 1 (lump sum) or Option 2 (payment within five years of the date of the Owner’s death), they will be treated in the same manner as a withdrawal from the Contract; or
ii)	if distributed under Death Benefit Payment Option 3 or 4, they will be treated as Annuity Payments.

Section 1035 Tax Free Exchanges.  IRC Section 1035 provides that a life insurance, endowment, or annuity contract may be exchanged for an annuity contract on a tax free basis. When this type of exchange occurs, the gain in the original contract is preserved in the new contract by transferring the cost basis under the original contract to the new contract. The IRS has provided guidance on the partial exchange of an annuity contract for another annuity contract. According to the guidance, partial exchanges occurring on or after October 24, 2011 will be tax free if no distribution takes place from either contract within 180 days after the exchange. If a distribution occurs within 180 days after the exchange, the IRS will apply general tax principles to determine the tax treatment of the transfer. The limitation on distributions within 180 days does not apply to Annuity Payments that are based on life expectancy or on a period certain of ten or more years. You should consult a tax adviser before entering into any 1035 exchange.

Partial exchanges which occurred prior to October 24, 2011 were subject to more restrictive guidance. You should consult a tax adviser if you have questions regarding the taxation of a prior exchange.

Beginning January 1, 2010, the Pension Protection Act of 2006 permits the exchange of an annuity contract for a qualified long-term care contract to qualify as a tax free 1035 exchange. However, if an annuity contract has entered the Annuity Phase, there is uncertainty and a lack of guidance regarding whether the exchange can qualify. Therefore, if an annuity contract has entered the Annuity Phase and the contract or the resulting Annuity Payments are exchanged for a qualified long-term care contract, we will not treat that as a tax free 1035 exchange.

The IRS has also issued guidance allowing a Beneficiary of a non-qualified annuity contract to enter into a 1035 exchange of the death benefit for a new annuity contract, provided that the new contract will be administered as if the owner is deceased for purposes of the death benefit requirements of IRC Section 72(s). In order to allow the death benefit under a non-qualified annuity contract to be exchanged, we may require additional documentation from the issuer of the new contract, in order to ensure that this requirement is met.

Income Tax Reporting and Withholding.  Federal law requires that we file an information return on Form 1099-R with the IRS (with a copy to you) reporting any taxable amounts paid to you under the annuity contract. By January 31st of the calendar year following the year of any payment(s), we will issue the Form 1099-R to the owner of the annuity contract. Following the death of the Owner the Form 1099-R will be sent to each Beneficiary who receives a payment under the Contract.

The portion of any distribution that is includible in the gross income of the Owner is subject to federal income tax withholding. The amount of the withholding depends on the type of distribution. Withholding for periodic payments is at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes

45

withheld or to have withholding done at a different rate (but not lower). Distributions from certain retirement plans, excluding IRAs, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. The 20% withholding requirement generally does not apply to:

a)	a series of substantially equal payments made at least annually for:
i)	the life or life expectancy of the Owner, or joint and last survivor expectancy of the Owner and a designated Beneficiary, or
ii)	for a specified period of ten years or more;
b)	distributions which are RMDs; or
c)	hardship distributions from a 401(k) plan.

You should consult a tax adviser regarding withholding requirements.

Generation Skipping Transfer Tax Withholding.  Under certain circumstances, the IRC may impose a generation skipping transfer tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Medicare Hospital Insurance Tax.  A Medicare Hospital Insurance Tax (known as the Unearned Income Medicare Contribution) applies to all or part of a taxpayer’s net investment income, at a rate of 3.8%, when certain income thresholds are met. Net investment income is defined to include, among other things, non-qualified annuities and net gain attributable to the disposition of property. Under final tax regulations, the taxable portion of any distribution from a non-qualified annuity contract – including withdrawals, and Annuity Payments – is included in net investment income. Net investment income also includes the gain from the sale of a non-qualified annuity contract. Under current guidance, we are required to report to the IRS whether a distribution is potentially subject to the tax. You should consult a tax adviser as to the potential impact of the Medicare Hospital Insurance Tax on your Contract.

Non-Resident Aliens and Foreign Entities.  Generally, a distribution from a Contract to a non-resident alien or foreign entity is subject to federal tax withholding at a rate of 30% of the amount of income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens or foreign entities may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN (or the equivalent form), providing us with:

1)	proof of residency (in accordance with IRS requirements), and
2)	the applicable taxpayer identification number.

If the above conditions are not met, we will withhold 30% of the income from the distribution. Additionally, under the Foreign Account Tax Compliance Act effective July 1, 2014, U.S. withholding may occur with respect to certain foreign entity owners (including foreign financial institutions and non-financial foreign entities (such as corporations, partnerships, and trusts)) at a 30% rate without regard to lower treaty rates.

Civil Unions and Domestic Partnerships.  Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as a change of ownership or continuation of the Contract after death, may be taxable to those individuals. You should consult a tax adviser for more information on this subject.

Non-Natural Owner.  When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation, limited liability company, partnership, trust or certain other entities) the Contract will generally not be treated as an annuity for tax purposes. This means that gain in the Contract will be taxed each year while the Contract is in the Accumulation Phase. This treatment is not generally applied to a Contract held by a trust or other entity as an agent for a natural person. If any beneficiary (including a contingent beneficiary) of a trust is a non-natural person, the Contract will not be treated as owned by an agent for a natural person, and gain in the Contract will be taxed annually, whether or not the trust is a grantor trust for income tax purposes. This treatment also does not apply to a Contract that qualifies as an immediate annuity. Before purchasing a Contract to be owned by a non-natural person or changing ownership on an existing Contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact.

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Distribution

The Contract is sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the Contracts sold by its registered representatives, and MSD serves as principal underwriter of the Contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). MMLIS and MSD also receive compensation for their actions as principal underwriters of the Contracts.

Commissions and Allowances Paid.  Commissions for sales of the Contract by MMLIS registered representatives are paid on behalf of MMLIS by MassMutual to MMLIS registered representatives. Commissions for sales of the Contract by registered representatives of other broker-dealers are paid on behalf of MSD by MassMutual to those broker-dealers. The maximum commission payable for the Contract is 8.63% of Purchase Payments made to a Contract and/or up to 2.4% of Contract Value annually.

Additional Compensation Paid to MMLIS.  Most MMLIS registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the Contract may help these registered representatives and their supervisors qualify for such benefits. MMLIS registered representatives who are also general agents or sales managers of MassMutual also may receive overrides, allowances and other compensation that is based on sales of the Contract by their registered representatives.

Additional Compensation Paid to Certain Broker-Dealers.  We and MSD make additional commission payments to certain broker-dealers in the form of asset-based payments and sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The asset-based and sales-based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote the Contract. Asset-based payments are based on the value of the assets in the MassMutual contracts sold by that broker-dealer. Sales-based payments are paid on each sale of the Contract and each subsequent Purchase Payment applied to the Contract. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. For a list of the broker-dealers to whom we currently pay additional compensation for selling the Contract, visit www.massmutual.com/privacy-policy/compensation-arrangements or call our Service Center at the number shown on page 1 of this prospectus.

The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Some broker-dealers may receive two or more of these payments. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the Contract. Any such compensation will be paid by MSD or us and will not result in any additional direct charge to you.

Compensation in General.  The compensation arrangements described above may provide a registered representative with an incentive to sell the Contract over other available contracts whose issuers do not provide such compensation. You may want to take these compensation arrangements into account when evaluating any recommendation regarding the Contract.

We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus. We may also use some of the 12b-1 distribution fee payments and other payments that we receive from certain Funds to help us make these cash and non-cash payments.

You may want to contact MMLIS or your registered representative to find out more about the compensation they receive in connection with your purchase of a Contract.

Commissions or overrides may also be paid to entities providing wholesaling services (such as providing sales support and training for sales representatives who sell the Contracts).

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Other Information

Assignment

In certain states, you cannot assign the Contract without our approval. We will refuse or accept any request to assign the Contract on a non-discriminatory basis. Please refer to your Contract.

We must receive Written Notice of the assignment, in Good Order, for any assignment we allow to be binding on us. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. We are not responsible for the validity of an assignment. You may be subject to tax consequences if you assign your Contract.

If the Contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the Contract. If you assign your Contract, your rights may only be exercised with the consent of the assignee of record.

Registered Representative Transaction Authority

You may authorize us to accept instructions from the registered representative assigned to your Contract in order to make transfers among investment choices and changes to allocations for future Purchase Payments. To authorize the registered representative assigned to your Contract to make premium allocations and transfers, you must send a completed Transactional Authorization Form to our Service Center. We may revoke transaction authorization privileges for certain Owners. Transaction Authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing.

We are not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.

Unclaimed Property

Every state has some form of unclaimed property law that imposes varying legal and practical obligations on insurers and, indirectly, on Contract Owners, Beneficiaries, and any other payees of proceeds from a Contract. Unclaimed property laws generally provide for the transfer of benefits or payments under various circumstances to the abandoned property division or unclaimed property office in the state of last residence. This process is known as escheatment. To help avoid escheatment, keep your own information, as well as Beneficiary and any other payee information up-to-date, including: full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. To update this information, contact our Service Center.

Anti-Money Laundering

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a Purchase Payment or block a Contract Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Voting Rights

We are the legal owner of the Fund shares. When a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain, from you and other Owners, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. This may result in a small number of Owners controlling the outcome of the vote. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

During the Accumulation Phase of your Contract and while the Annuitant is living, we determine the number of shares you may vote by dividing your Contract Value in each Fund, if any, by $100. Fractional shares are counted. During the Annuity Phase, you have no voting rights.

48

Payments We Make

We may be required to suspend or postpone payments for withdrawals or transfers from the Sub-Accounts for any period when:

•	the NYSE is closed (other than customary weekend and holiday closings);
•	trading on the NYSE is restricted;
•	an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; or
•	during any other period when the SEC, by order, so permits for your protection.

In addition, if, pursuant to the SEC’s rules, a money market Fund suspends payment of redemption proceeds in connection with a liquidation of that Fund, we will delay payment of any transfer, withdrawal or death benefit from the applicable money market Sub-Account until the Fund is liquidated.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a Purchase Payment or block an Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Changes to the Contract

We reserve the right to amend the Contract to meet the requirements of applicable federal or state laws or regulations, or as otherwise provided in the Contract. We will notify you by Written Notice of such amendments.

Services and Administration

MassMutual has entered into an administrative services agreement with se2, LLC (se2), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 will provide the primary services required for the service and administration of the Contract. These services include, but are not limited to: document management services, new business processing, fund transfer, withdrawal, and death benefit processing as well as customer service call handling for all calls from both registered representatives and Owners.

Special Arrangements

For certain group or sponsored arrangements there may be expense savings that can be passed on to the customer because our cost for sales, administration, and mortality generally vary with the size of the customer. We will consider factors such as the size of the group, the nature of the sale, the expected Purchase Payment volume, and other factors we consider significant in determining whether to reduce charges. Subject to applicable state laws and regulations, we reserve the right to reduce or waive the mortality and expense risk charge, the administrative charge, the annual contract maintenance charge or any other charge that is appropriate to reflect any expense savings. We will make any reductions according to our rules in effect when an application for a Contract is approved. We may change these rules from time to time. Any reduction in charges will reflect differences in costs or services, and will not be unfairly discriminatory.

We reserve the right to modify or terminate such arrangements.

Termination of the Contract

We will terminate your Contract upon the occurrence of any of the following events:

1)	the date of the last Annuity Payment if you have applied your entire Contract Value to an Annuity Option;
2)	the date payment is made of the entire Contract Value when there are no Annuity Payments remaining;
3)	the date of the last payment upon death to the last Beneficiary; or
4)	the date your Contract is returned under the right to examine Contract provision.

In addition, in most states we reserve the right to terminate your Contract if no Purchase Payment has been made for at least two consecutive years measured from the date we received the last Purchase Payment; and each of the following amounts is less than $2,000 on the date we send notice of our election to terminate your Contract:

•	your Contract Value less any Premium Tax deducted; and
•	the sum of all Purchase Payments made into your Contract adjusted for any partial withdrawals.

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Our Financial Statements

The financial statements for the Separate Account and the Company are included in the SAI. Our financial statements should be distinguished from the financial statements of the Separate Account, and you should consider our financial statements as bearing only upon our ability to meet our obligations under the Contracts. Contact us at our Service Center for a free copy of these financial statements and/or the SAI.

Computer System Failures and Cybersecurity

MassMutual and our business partners rely on computer systems to conduct business, including customer service, marketing and sales activities, customer relationship management and producing financial statements. While MassMutual and our business partners have policies, procedures, automation and backup plans designed to prevent or limit the effect of failure, our respective computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics, or other events beyond our control. The failure of MassMutual’s and our business partners’ computer systems for any reason could disrupt operations, result in the loss of customer business and adversely impact profitability.

MassMutual and our business partners retain confidential information on our respective computer systems, including customer information and proprietary business information. Any compromise of the security of MassMutual’s or our business partners’ computer systems that results in the disclosure of personally identifiable customer information could damage MassMutual’s reputation, expose MassMutual to litigation, increase regulatory scrutiny and require it to incur significant technical, legal and other expenses.

Legal Proceedings

The Company is subject to legal and regulatory actions, including class action lawsuits, in the ordinary course of its business. Our pending legal and regulatory actions include proceedings specific to us, as well as proceedings generally applicable to business practices in the industry in which we operate. From time to time, we also are subject to governmental and administrative proceedings and regulatory inquiries, examinations, and investigations in the ordinary course of our business. In addition, we, along with other industry participants, may occasionally be subject to investigations, examinations, and inquiries (in some cases industry-wide) concerning issues upon which regulators have decided to focus. Some of these proceedings involve requests for substantial and/or unspecified amounts, including compensatory or punitive damages.

While it is not possible to predict with certainty the ultimate outcome of any pending litigation proceedings or regulatory action, management believes, based on information currently known to it, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect upon the Separate Account, the ability of the principal underwriter(s) to perform in accordance with its contracts with the Company on behalf of the Separate Account, or the ability of the Company to meet its obligations under the contract.

For more information regarding the Company’s litigation and other legal proceedings, see the notes to the Company’s financial statements contained within the SAI.

Table of Contents of the Statement of Additional Information

Services

Distribution

Fixed Annuity Payout Rates

Payment of Death Benefit

Experts

Financial Statements

50

To obtain a free copy of the Statement of Additional Information with more details concerning subjects discussed in this prospectus, return this request form to the address shown below or call our Service Center at (866) 645-2362.

To:	MassMutual

Service Center

P.O. Box 758511

Topeka, Kansas 66675-8550

Please send me the Statement of Additional Information for MassMutual Capital Vantage®.

Name

Address

City	State	Zip

Telephone

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Appendix A

Condensed Financial Information

The following schedules include Accumulation Unit values for the periods indicated. We have extracted some of this data from the Separate Account’s audited financial statements. You should read this information in conjunction with the Separate Account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Accumulation Unit Values – B-Share

Without Election of the Return of Purchase Payment Death Benefit

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Value at Inception	Commencement of Public Offering
BlackRock iShares® Alternative Strategies	$11.37	$10.22	$9.72	$10.00	10/26/2015
BlackRock iShares® Dynamic Allocation	11.58	10.20	9.70	10.00	10/26/2015
BlackRock iShares® Dynamic Fixed Income (a)	10.29	10.03	9.81	10.00	10/26/2015
BlackRock iShares® Equity Appreciation (a)	12.47	10.36	9.59	10.00	10/26/2015
Fidelity® VIP Contrafund®	12.76	10.60	9.93	10.00	10/26/2015
Ivy VIP Asset Strategy	10.88	9.29	9.63	10.00	10/26/2015
MML Aggressive Allocation	12.30	10.49	9.79	10.00	10/26/2015
MML Asset Momentum	14.01	10.58	9.72	10.00	10/26/2015
MML Balanced Allocation	11.32	10.28	9.81	10.00	10/26/2015
MML Blend	12.15	10.67	9.88	10.00	10/26/2015
MML Blue Chip Growth	13.51	10.04	10.08	10.00	10/26/2015
MML Conservative Allocation	11.09	10.25	9.81	10.00	10/26/2015
MML Core Allocation	12.01	10.55	9.78	10.00	10/26/2015
MML Dynamic Bond	10.51	10.20	9.84	10.00	10/26/2015
MML Equity	12.43	10.87	9.78	10.00	10/26/2015
MML Equity Income	13.15	11.45	9.76	10.00	10/26/2015
MML Equity Rotation	14.83	11.55	9.95	10.00	10/26/2015
MML Focused Equity	13.51	11.22	9.62	10.00	10/26/2015
MML Foreign	11.34	9.43	9.41	10.00	10/26/2015
MML Fundamental Growth	12.86	10.20	9.95	10.00	10/26/2015
MML Fundamental Value	12.41	10.92	9.76	10.00	10/26/2015
MML Global	12.64	10.30	9.69	10.00	10/26/2015
MML Growth	13.61	10.76	9.97	10.00	10/26/2015
MML Growth & Income	12.95	10.60	9.87	10.00	10/26/2015
MML Growth Allocation	11.93	10.40	9.80	10.00	10/26/2015
MML High Yield	11.78	11.03	9.58	10.00	10/26/2015
MML Income & Growth	13.27	11.43	9.95	10.00	10/26/2015
MML Inflation-Protected and Income	10.43	10.23	9.85	10.00	10/26/2015
MML International	12.62	9.68	9.50	10.00	10/26/2015
MML International Equity	12.95	10.05	9.40	10.00	10/26/2015
MML Large Cap Growth	12.95	9.83	9.98	10.00	10/26/2015
MML Managed Bond	10.28	9.94	9.80	10.00	10/26/2015
MML Managed Volatility	11.04	10.25	10.01	10.00	10/26/2015
MML Mid Cap Growth	12.96	10.51	10.01	10.00	10/26/2015
MML Mid Cap Value	13.18	11.94	9.82	10.00	10/26/2015
MML Moderate Allocation	11.58	10.35	9.81	10.00	10/26/2015
MML Short-Duration Bond	10.14	10.02	9.86	10.00	10/26/2015
MML Small Cap Equity	13.11	11.61	9.94	10.00	10/26/2015
MML Small Cap Growth Equity	13.17	10.86	9.75	10.00	10/26/2015

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Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Value at Inception	Commencement of Public Offering
MML Small Company Value	$13.79	$12.50	$9.56	$10.00	10/26/2015
MML Small/Mid Cap Value	13.36	11.93	9.66	10.00	10/26/2015
MML Special Situations	12.84	10.94	9.56	10.00	10/26/2015
MML Strategic Emerging Markets	13.23	9.99	9.51	10.00	10/26/2015
MML Total Return Bond	10.20	10.03	9.90	10.00	10/26/2015
MML U.S. Government Money Market	9.83	9.89	9.98	10.00	10/26/2015
Oppenheimer Discovery Mid Cap Growth	12.85	10.10	10.00	10.00	10/26/2015
Oppenheimer Global	12.98	9.61	9.73	10.00	10/26/2015
Oppenheimer Global Multi-Alternatives	9.94	10.02	9.78	10.00	10/26/2015
Oppenheimer Global Strategic Income	10.75	10.24	9.73	10.00	10/26/2015
Oppenheimer International Growth	11.83	9.45	9.81	10.00	10/26/2015
Oppenheimer Main Street	12.62	10.93	9.92	10.00	10/26/2015

Accumulation Unit Values – B-Share

With Election of the Return of Purchase Payment Death Benefit

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Value at Inception	Commencement of Public Offering
BlackRock iShares® Alternative Strategies	$11.29	$10.17	$9.71	$10.00	10/26/2015
BlackRock iShares® Dynamic Allocation	11.49	10.15	9.69	10.00	10/26/2015
BlackRock iShares® Dynamic Fixed Income (a)	10.21	9.99	9.80	10.00	10/26/2015
BlackRock iShares® Equity Appreciation (a)	12.37	10.31	9.59	10.00	10/26/2015
Fidelity® VIP Contrafund®	12.66	10.55	9.93	10.00	10/26/2015
Ivy VIP Asset Strategy	10.79	9.25	9.62	10.00	10/26/2015
MML Aggressive Allocation	12.21	10.45	9.78	10.00	10/26/2015
MML Asset Momentum	13.90	10.53	9.72	10.00	10/26/2015
MML Balanced Allocation	11.24	10.24	9.81	10.00	10/26/2015
MML Blend	12.05	10.63	9.87	10.00	10/26/2015
MML Blue Chip Growth	13.41	10.00	10.07	10.00	10/26/2015
MML Conservative Allocation	11.01	10.20	9.80	10.00	10/26/2015
MML Core Allocation	11.92	10.51	9.77	10.00	10/26/2015
MML Dynamic Bond	10.43	10.15	9.83	10.00	10/26/2015
MML Equity	12.34	10.83	9.77	10.00	10/26/2015
MML Equity Income	13.05	11.40	9.76	10.00	10/26/2015
MML Equity Rotation	14.71	11.50	9.94	10.00	10/26/2015
MML Focused Equity	13.40	11.17	9.62	10.00	10/26/2015
MML Foreign	11.25	9.39	9.41	10.00	10/26/2015
MML Fundamental Growth	12.76	10.16	9.94	10.00	10/26/2015
MML Fundamental Value	12.32	10.88	9.75	10.00	10/26/2015
MML Global	12.54	10.26	9.68	10.00	10/26/2015
MML Growth	13.51	10.71	9.96	10.00	10/26/2015
MML Growth & Income	12.86	10.56	9.86	10.00	10/26/2015
MML Growth Allocation	11.84	10.36	9.79	10.00	10/26/2015
MML High Yield	11.69	10.98	9.58	10.00	10/26/2015
MML Income & Growth	13.17	11.39	9.94	10.00	10/26/2015
MML Inflation-Protected and Income	10.35	10.19	9.85	10.00	10/26/2015
MML International	12.53	9.64	9.49	10.00	10/26/2015
MML International Equity	12.86	10.01	9.40	10.00	10/26/2015
MML Large Cap Growth	12.85	9.79	9.98	10.00	10/26/2015

54

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Value at Inception	Commencement of Public Offering
MML Managed Bond	$10.21	$9.90	$9.79	$10.00	10/26/2015
MML Managed Volatility	10.95	10.21	10.00	10.00	10/26/2015
MML Mid Cap Growth	12.86	10.47	10.01	10.00	10/26/2015
MML Mid Cap Value	13.08	11.89	9.81	10.00	10/26/2015
MML Moderate Allocation	11.49	10.31	9.80	10.00	10/26/2015
MML Short-Duration Bond	10.07	9.97	9.86	10.00	10/26/2015
MML Small Cap Equity	13.01	11.56	9.94	10.00	10/26/2015
MML Small Cap Growth Equity	13.07	10.81	9.75	10.00	10/26/2015
MML Small Company Value	13.69	12.45	9.55	10.00	10/26/2015
MML Small/Mid Cap Value	13.26	11.88	9.65	10.00	10/26/2015
MML Special Situations	12.74	10.89	9.56	10.00	10/26/2015
MML Strategic Emerging Markets	13.13	9.94	9.50	10.00	10/26/2015
MML Total Return Bond	10.12	9.99	9.90	10.00	10/26/2015
MML U.S. Government Money Market	9.76	9.85	9.98	10.00	10/26/2015
Oppenheimer Discovery Mid Cap Growth	12.75	10.06	9.99	10.00	10/26/2015
Oppenheimer Global	12.88	9.57	9.72	10.00	10/26/2015
Oppenheimer Global Multi-Alternatives	9.86	9.98	9.77	10.00	10/26/2015
Oppenheimer Global Strategic Income	10.66	10.19	9.72	10.00	10/26/2015
Oppenheimer International Growth	11.74	9.41	9.80	10.00	10/26/2015
Oppenheimer Main Street	12.53	10.89	9.91	10.00	10/26/2015

Accumulation Unit Values – C-Share

Without Election of the Return of Purchase Payment Death Benefit

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Value at Inception	Commencement of Public Offering
BlackRock iShares® Alternative Strategies	$11.26	$10.16	$9.71	$10.00	10/26/2015
BlackRock iShares® Dynamic Allocation	11.47	10.14	9.69	10.00	10/26/2015
BlackRock iShares® Dynamic Fixed Income (a)	10.19	9.98	9.80	10.00	10/26/2015
BlackRock iShares® Equity Appreciation (a)	12.34	10.30	9.59	10.00	10/26/2015
Fidelity® VIP Contrafund®	12.63	10.54	9.93	10.00	10/26/2015
Ivy VIP Asset Strategy	10.77	9.24	9.62	10.00	10/26/2015
MML Aggressive Allocation	12.18	10.44	9.78	10.00	10/26/2015
MML Asset Momentum	13.87	10.52	9.72	10.00	10/26/2015
MML Balanced Allocation	11.21	10.23	9.81	10.00	10/26/2015
MML Blend	12.03	10.61	9.87	10.00	10/26/2015
MML Blue Chip Growth	13.38	9.99	10.07	10.00	10/26/2015
MML Conservative Allocation	10.98	10.19	9.80	10.00	10/26/2015
MML Core Allocation	11.89	10.49	9.77	10.00	10/26/2015
MML Dynamic Bond	10.41	10.14	9.83	10.00	10/26/2015
MML Equity	12.31	10.81	9.77	10.00	10/26/2015
MML Equity Income	13.02	11.39	9.76	10.00	10/26/2015
MML Equity Rotation	14.68	11.49	9.94	10.00	10/26/2015
MML Focused Equity	13.38	11.16	9.62	10.00	10/26/2015
MML Foreign	11.23	9.38	9.41	10.00	10/26/2015
MML Fundamental Growth	12.73	10.15	9.94	10.00	10/26/2015
MML Fundamental Value	12.29	10.87	9.75	10.00	10/26/2015
MML Global	12.52	10.24	9.68	10.00	10/26/2015
MML Growth	13.48	10.70	9.96	10.00	10/26/2015

55

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Value at Inception	Commencement of Public Offering
MML Growth & Income	$12.83	$10.55	$9.86	$10.00	10/26/2015
MML Growth Allocation	11.81	10.35	9.79	10.00	10/26/2015
MML High Yield	11.67	10.97	9.57	10.00	10/26/2015
MML Income & Growth	13.14	11.37	9.94	10.00	10/26/2015
MML Inflation-Protected and Income	10.33	10.18	9.84	10.00	10/26/2015
MML International	12.50	9.63	9.49	10.00	10/26/2015
MML International Equity	12.83	10.00	9.40	10.00	10/26/2015
MML Large Cap Growth	12.82	9.78	9.97	10.00	10/26/2015
MML Managed Bond	10.18	9.89	9.79	10.00	10/26/2015
MML Managed Volatility	10.93	10.19	10.00	10.00	10/26/2015
MML Mid Cap Growth	12.83	10.46	10.01	10.00	10/26/2015
MML Mid Cap Value	13.05	11.88	9.81	10.00	10/26/2015
MML Moderate Allocation	11.46	10.29	9.80	10.00	10/26/2015
MML Short-Duration Bond	10.04	9.96	9.86	10.00	10/26/2015
MML Small Cap Equity	12.99	11.55	9.94	10.00	10/26/2015
MML Small Cap Growth Equity	13.04	10.80	9.74	10.00	10/26/2015
MML Small Company Value	13.66	12.44	9.55	10.00	10/26/2015
MML Small/Mid Cap Value	13.23	11.87	9.65	10.00	10/26/2015
MML Special Situations	12.72	10.88	9.55	10.00	10/26/2015
MML Strategic Emerging Markets	13.10	9.93	9.50	10.00	10/26/2015
MML Total Return Bond	10.10	9.98	9.90	10.00	10/26/2015
MML U.S. Government Money Market	9.73	9.84	9.97	10.00	10/26/2015
Oppenheimer Discovery Mid Cap Growth	12.72	10.05	9.99	10.00	10/26/2015
Oppenheimer Global	12.85	9.56	9.72	10.00	10/26/2015
Oppenheimer Global Multi-Alternatives	9.84	9.97	9.77	10.00	10/26/2015
Oppenheimer Global Strategic Income	10.64	10.18	9.72	10.00	10/26/2015
Oppenheimer International Growth	11.71	9.40	9.80	10.00	10/26/2015
Oppenheimer Main Street	12.50	10.87	9.91	10.00	10/26/2015

Accumulation Unit Values – C-Share

With Election of the Return of Purchase Payment Death Benefit

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Value at Inception	Commencement of Public Offering
BlackRock iShares® Alternative Strategies	$11.18	$10.12	$9.70	$10.00	10/26/2015
BlackRock iShares® Dynamic Allocation	11.38	10.10	9.69	10.00	10/26/2015
BlackRock iShares® Dynamic Fixed Income (a)	10.11	9.94	9.79	10.00	10/26/2015
BlackRock iShares® Equity Appreciation (a)	12.25	10.26	9.58	10.00	10/26/2015
Fidelity® VIP Contrafund®	12.54	10.50	9.92	10.00	10/26/2015
Ivy VIP Asset Strategy	10.69	9.20	9.61	10.00	10/26/2015
MML Aggressive Allocation	12.09	10.39	9.77	10.00	10/26/2015
MML Asset Momentum	13.77	10.48	9.71	10.00	10/26/2015
MML Balanced Allocation	11.13	10.19	9.80	10.00	10/26/2015
MML Blend	11.94	10.57	9.86	10.00	10/26/2015
MML Blue Chip Growth	13.28	9.95	10.07	10.00	10/26/2015
MML Conservative Allocation	10.90	10.15	9.80	10.00	10/26/2015
MML Core Allocation	11.80	10.45	9.77	10.00	10/26/2015
MML Dynamic Bond	10.33	10.10	9.82	10.00	10/26/2015
MML Equity	12.22	10.77	9.76	10.00	10/26/2015

56

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Value at Inception	Commencement of Public Offering
MML Equity Income	$12.92	$11.34	$9.75	$10.00	10/26/2015
MML Equity Rotation	14.57	11.44	9.93	10.00	10/26/2015
MML Focused Equity	13.27	11.11	9.61	10.00	10/26/2015
MML Foreign	11.14	9.34	9.40	10.00	10/26/2015
MML Fundamental Growth	12.64	10.10	9.94	10.00	10/26/2015
MML Fundamental Value	12.20	10.82	9.75	10.00	10/26/2015
MML Global	12.42	10.20	9.68	10.00	10/26/2015
MML Growth	13.38	10.66	9.95	10.00	10/26/2015
MML Growth & Income	12.73	10.50	9.85	10.00	10/26/2015
MML Growth Allocation	11.72	10.30	9.78	10.00	10/26/2015
MML High Yield	11.58	10.92	9.57	10.00	10/26/2015
MML Income & Growth	13.04	11.33	9.93	10.00	10/26/2015
MML Inflation-Protected and Income	10.25	10.14	9.84	10.00	10/26/2015
MML International	12.40	9.59	9.48	10.00	10/26/2015
MML International Equity	12.73	9.96	9.39	10.00	10/26/2015
MML Large Cap Growth	12.72	9.74	9.97	10.00	10/26/2015
MML Managed Bond	10.11	9.85	9.79	10.00	10/26/2015
MML Managed Volatility	10.84	10.15	9.99	10.00	10/26/2015
MML Mid Cap Growth	12.73	10.41	10.00	10.00	10/26/2015
MML Mid Cap Value	12.95	11.83	9.80	10.00	10/26/2015
MML Moderate Allocation	11.38	10.25	9.79	10.00	10/26/2015
MML Short-Duration Bond	9.97	9.92	9.85	10.00	10/26/2015
MML Small Cap Equity	12.89	11.50	9.93	10.00	10/26/2015
MML Small Cap Growth Equity	12.94	10.76	9.74	10.00	10/26/2015
MML Small Company Value	13.56	12.39	9.54	10.00	10/26/2015
MML Small/Mid Cap Value	13.13	11.82	9.64	10.00	10/26/2015
MML Special Situations	12.62	10.83	9.55	10.00	10/26/2015
MML Strategic Emerging Markets	13.00	9.89	9.49	10.00	10/26/2015
MML Total Return Bond	10.03	9.94	9.89	10.00	10/26/2015
MML U.S. Government Money Market	9.66	9.80	9.97	10.00	10/26/2015
Oppenheimer Discovery Mid Cap Growth	12.63	10.01	9.98	10.00	10/26/2015
Oppenheimer Global	12.75	9.52	9.71	10.00	10/26/2015
Oppenheimer Global Multi-Alternatives	9.77	9.93	9.77	10.00	10/26/2015
Oppenheimer Global Strategic Income	10.56	10.14	9.71	10.00	10/26/2015
Oppenheimer International Growth	11.63	9.36	9.80	10.00	10/26/2015
Oppenheimer Main Street	12.41	10.83	9.91	10.00	10/26/2015

Accumulation Units Outstanding – B-Share

Without Election of the Return of Purchase Payment Death Benefit

See Accumulation Unit Values table(s) above for Commencement Dates.

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
BlackRock iShares® Alternative Strategies	91,604	52,585	8,066
BlackRock iShares® Dynamic Allocation	76,335	33,837	11,536
BlackRock iShares® Dynamic Fixed Income (a)	155,471	101,923	38,473
BlackRock iShares® Equity Appreciation (a)	61,368	49,255	5,572
Fidelity® VIP Contrafund®	696,991	367,893	20,482
Ivy VIP Asset Strategy	24,633	21,681	2,824

57

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MML Aggressive Allocation	299,046	132,667	7,801
MML Asset Momentum	101,522	63,783	8,199
MML Balanced Allocation	592,868	261,827	29,232
MML Blend	782,569	271,079	43,897
MML Blue Chip Growth	387,070	170,035	34,024
MML Conservative Allocation	778,369	294,590	22,873
MML Core Allocation	831,751	337,346	12,635
MML Dynamic Bond	236,060	181,081	21,135
MML Equity	207,782	109,674	26,866
MML Equity Income	139,931	56,805	3,493
MML Equity Rotation	81,041	27,425	2,973
MML Focused Equity	41,215	5,251	2,141
MML Foreign	27,658	15,079	3,577
MML Fundamental Growth	54,501	38,267	4,258
MML Fundamental Value	123,511	68,637	16,237
MML Global	58,521	28,717	3,113
MML Growth	348,400	169,921	5,800
MML Growth & Income	126,807	64,215	697
MML Growth Allocation	873,620	579,773	117,648
MML High Yield	244,538	71,330	4,735
MML Income & Growth	181,072	85,022	10,483
MML Inflation-Protected and Income	109,419	63,617	3,735
MML International	67,633	33,573	569
MML International Equity	46,196	10,726	2,788
MML Large Cap Growth	43,053	29,398	5,489
MML Managed Bond	474,279	255,416	16,253
MML Managed Volatility	111,300	84,614	26,072
MML Mid Cap Growth	266,371	123,718	18,375
MML Mid Cap Value	186,109	75,929	9,761
MML Moderate Allocation	1,497,812	845,567	126,877
MML Short-Duration Bond	275,927	207,424	7,153
MML Small Cap Equity	90,178	19,689	5,394
MML Small Cap Growth Equity	49,403	23,991	886
MML Small Company Value	85,517	25,236	1,699
MML Small/Mid Cap Value	56,605	32,417	3,820
MML Special Situations	37,326	22,202	9,178
MML Strategic Emerging Markets	64,829	36,378	2,476
MML Total Return Bond	113,292	69,637	7,588
MML U.S. Government Money Market	226,991	84,667	31,486
Oppenheimer Discovery Mid Cap Growth	45,780	25,650	9,451
Oppenheimer Global	173,871	59,150	7,383
Oppenheimer Global Multi-Alternatives	27,367	16,792	5,328
Oppenheimer Global Strategic Income	152,304	41,141	4,442
Oppenheimer International Growth	85,023	40,800	1,646
Oppenheimer Main Street	84,775	34,786	10,391

58

Accumulation Units Outstanding – B-Share

With Election of the Return of Purchase Payment Death Benefit

See Accumulation Unit Values table(s) above for Commencement Dates.

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
BlackRock iShares® Alternative Strategies	—	—	—
BlackRock iShares® Dynamic Allocation	—	—	—
BlackRock iShares® Dynamic Fixed Income (a)	—	—	—
BlackRock iShares® Equity Appreciation (a)	4,762	4,765	—
Fidelity® VIP Contrafund®	208,215	137,145	10,928
Ivy VIP Asset Strategy	11,468	9,075	6,019
MML Aggressive Allocation	60,347	43,761	—
MML Asset Momentum	—	—	—
MML Balanced Allocation	148,434	103,006	20,522
MML Blend	185,586	85,646	10,328
MML Blue Chip Growth	91,500	59,530	8,495
MML Conservative Allocation	302,868	89,627	—
MML Core Allocation	184,513	149,952	—
MML Dynamic Bond	20,260	18,335	—
MML Equity	65,845	46,347	1,679
MML Equity Income	27,323	15,726	—
MML Equity Rotation	—	—	—
MML Focused Equity	6,823	4,583	—
MML Foreign	952	—	—
MML Fundamental Growth	10,218	6,395	—
MML Fundamental Value	29,159	11,308	—
MML Global	7,277	1,957	—
MML Growth	102,505	35,529	—
MML Growth & Income	43,490	31,378	—
MML Growth Allocation	133,775	118,042	31,699
MML High Yield	54,380	28,534	—
MML Income & Growth	63,001	34,704	—
MML Inflation-Protected and Income	30,367	17,409	—
MML International	18,674	13,453	—
MML International Equity	11,039	6,470	4,392
MML Large Cap Growth	8,218	1,959	—
MML Managed Bond	130,001	72,085	3,430
MML Managed Volatility	8,840	1,563	—
MML Mid Cap Growth	98,768	42,056	9,648
MML Mid Cap Value	69,686	36,563	—
MML Moderate Allocation	470,849	365,959	98,396
MML Short-Duration Bond	10,570	64,030	—
MML Small Cap Equity	28,816	14,591	1,092
MML Small Cap Growth Equity	11,012	4,992	—
MML Small Company Value	41,730	23,128	5,884
MML Small/Mid Cap Value	18,727	7,659	2,842
MML Special Situations	—	—	—
MML Strategic Emerging Markets	10,731	4,003	—
MML Total Return Bond	45,343	23,810	5,578
MML U.S. Government Money Market	47,415	47,362	2,774

59

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Oppenheimer Discovery Mid Cap Growth	6,138	2,686	—
Oppenheimer Global	13,459	10,114	1,142
Oppenheimer Global Multi-Alternatives	5,427	1,880	—
Oppenheimer Global Strategic Income	33,045	10,490	—
Oppenheimer International Growth	9,647	5,006	—
Oppenheimer Main Street	37,401	18,603	2,719

Accumulation Units Outstanding – C-Share

Without Election of the Return of Purchase Payment Death Benefit

See Accumulation Unit Values table(s) above for Commencement Dates.

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
BlackRock iShares® Alternative Strategies	519	1,765	987
BlackRock iShares® Dynamic Allocation	—	1,812	778
BlackRock iShares® Dynamic Fixed Income (a)	7,163	9,305	1,013
BlackRock iShares® Equity Appreciation (a)	4,770	5,142	1,200
Fidelity® VIP Contrafund®	30,123	9,855	404
Ivy VIP Asset Strategy	1,564	209	—
MML Aggressive Allocation	9,534	9,932	—
MML Asset Momentum	6,978	14,300	5,965
MML Balanced Allocation	57,703	17,195	10,962
MML Blend	44,958	17,344	507
MML Blue Chip Growth	34,419	18,448	299
MML Conservative Allocation	85,374	65,407	2,030
MML Core Allocation	49,841	37,759	5,212
MML Dynamic Bond	13,070	7,480	1,384
MML Equity	38,952	34,020	13,293
MML Equity Income	19,480	7,867	—
MML Equity Rotation	5,811	—	—
MML Focused Equity	110	215	—
MML Foreign	267	299	—
MML Fundamental Growth	923	679	—
MML Fundamental Value	2,974	259	—
MML Global	—	—	—
MML Growth	18,405	2,173	301
MML Growth & Income	21,316	21,080	17,535
MML Growth Allocation	58,631	13,907	—
MML High Yield	9,079	921	—
MML Income & Growth	1,663	1,219	402
MML Inflation-Protected and Income	13,306	5,017	1,164
MML International	1,211	—	—
MML International Equity	8,816	1,000	—
MML Large Cap Growth	2,564	2,723	—
MML Managed Bond	61,477	52,564	13,392
MML Managed Volatility	1,757	1,919	—
MML Mid Cap Growth	19,286	6,550	—
MML Mid Cap Value	9,034	4,722	—
MML Moderate Allocation	190,108	160,714	104,510
MML Short-Duration Bond	21,766	62,882	214

60

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MML Small Cap Equity	5,994	998	—
MML Small Cap Growth Equity	2,178	971	—
MML Small Company Value	7,042	2,170	—
MML Small/Mid Cap Value	5,414	1,172	—
MML Special Situations	508	1,696	1,168
MML Strategic Emerging Markets	1,034	2,058	788
MML Total Return Bond	9,144	16,112	—
MML U.S. Government Money Market	16,410	2,006	6,467
Oppenheimer Discovery Mid Cap Growth	10,894	2,165	—
Oppenheimer Global	12,051	2,171	104
Oppenheimer Global Multi-Alternatives	—	—	—
Oppenheimer Global Strategic Income	26,234	14,063	—
Oppenheimer International Growth	7,014	1,462	—
Oppenheimer Main Street	5,279	2,464	—

Accumulation Units Outstanding – C-Share

With Election of the Return of Purchase Payment Death Benefit

See Accumulation Unit Values table(s) above for Commencement Dates.

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
BlackRock iShares® Alternative Strategies	—	—	—
BlackRock iShares® Dynamic Allocation	—	—	—
BlackRock iShares® Dynamic Fixed Income (a)	—	—	—
BlackRock iShares® Equity Appreciation (a)	—	—	—
Fidelity® VIP Contrafund®	10,270	6,094	—
Ivy VIP Asset Strategy	—	—	—
MML Aggressive Allocation	4,070	4,070	4,072
MML Asset Momentum	—	—	—
MML Balanced Allocation	18,742	4,902	—
MML Blend	7,152	1,554	808
MML Blue Chip Growth	1,916	1,916	—
MML Conservative Allocation	60,947	28,453	—
MML Core Allocation	11,401	11,409	5,088
MML Dynamic Bond	3,106	3,094	—
MML Equity	4,909	3,337	—
MML Equity Income	87	87	—
MML Equity Rotation	—	—	—
MML Focused Equity	30	30	—
MML Foreign	65	65	—
MML Fundamental Growth	91	91	—
MML Fundamental Value	1,031	119	—
MML Global	60	60	—
MML Growth	2,730	993	—
MML Growth & Income	2,554	2,556	—
MML Growth Allocation	6,012	6,016	—
MML High Yield	113	113	—
MML Income & Growth	2,708	1,042	806
MML Inflation-Protected and Income	3,876	1,044	—
MML International	—	—	—

61

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MML International Equity	64	64	—
MML Large Cap Growth	62	62	—
MML Managed Bond	9,715	3,382	—
MML Managed Volatility	744	743	399
MML Mid Cap Growth	60	60	—
MML Mid Cap Value	1,896	769	—
MML Moderate Allocation	50,277	4,365	—
MML Short-Duration Bond	2,435	5,569	—
MML Small Cap Equity	—	—	—
MML Small Cap Growth Equity	1,219	1,219	1,220
MML Small Company Value	2,101	1,267	1,240
MML Small/Mid Cap Value	28	28	—
MML Special Situations	—	—	—
MML Strategic Emerging Markets	868	—	—
MML Total Return Bond	2,020	2,022	—
MML U.S. Government Money Market	4,559	4,562	8,025
Oppenheimer Discovery Mid Cap Growth	901	30	—
Oppenheimer Global	1,825	64	—
Oppenheimer Global Multi-Alternatives	624	624	410
Oppenheimer Global Strategic Income	1,950	—	—
Oppenheimer International Growth	63	63	—
Oppenheimer Main Street	738	739	—

Notes to Condensed Financial Information

(a)	Effective March 29, 2018, the corresponding fund was liquidated and is no longer available as an investment choice.

62

Appendix B

CDSC Example

The values shown are based on the following assumptions:

•	B-Share class is purchased
•	The following Purchase Payments are made:

Purchase Payment	Contract Year	Date	Amount
1 (on Issue Date)	1	January 15	$100,000
2	1	May 15	10,000
3	2	January 15	200,000

•	On February 15 of Contract Year 4, the Contract Value is $350,000 and a partial withdrawal of $150,000 is made.

To calculate the CDSC, we first determine the withdrawal amount not subject to a CDSC:

•	First, the earnings of $40,000 ($350,000 – $310,000 = $40,000) is not subject to a CDSC.
•	Next, we would take the withdrawal amount from any Purchase Payments no longer subject to a CDSC. Because all of the Purchase Payments were made within the last five years, and are therefore still subject to a CDSC, we can ignore this step.
•	Finally, we look at the free withdrawal amount, which is 10% of the Purchase Payments still subject to a CDSC. The free withdrawal amount is $31,000 (10% x $310,000 = $31,000) and is not subject to a CDSC.

Based on the withdrawal amount not subject to a CDSC, we can determine that $79,000 ($150,000 – $40,000 – $31,000 = $79,000) is the withdrawal amount that is subject to a CDSC.

Next, we calculate the amount of the CDSC:

•	First, we look at the amount of CDSC from Purchase Payment #1. The Purchase Payment #1 amount is reduced by the free withdrawal amount of $69,000 ($100,000 – $31,000 = $69,000). Since Purchase Payment #1 is three years from the date that purchase payment was applied, the CDSC charge is 5% or $3,450 ($69,000 x 5% = $3,450).
•	The remaining withdrawal amount still subject to a CDSC is $10,000 ($79,000 – $69,000 = $10,000).
•	Next, we look at the amount of CDSC from Purchase Payment #2. The Purchase Payment #2 amount is $10,000 and since Purchase Payment #2 is two years from the date that purchase payment was applied, the CDSC charge is 6% or $600 ($10,000 x 6% = $600).
•	There is no available remaining withdrawal amount still subject to a CDSC ($10,000 – $10,000 = $0).
•	The total CDSC is $4,050, which is the sum of the charges on each Purchase Payment ($3,450 + $600 = $4,050).

The total CDSC for this withdrawal is $4,050, which is deducted from the withdrawal amount of $150,000. The net amount of $145,950 ($150,000 – $4,050 = $145,950) is paid to the Owner, unless otherwise instructed.

63

Appendix C

Return of Purchase Payment Death Benefit Example – Impact of Withdrawal and Determination of Benefit

The values shown are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	A subsequent Purchase Payment of $10,000 is made at beginning of Contract Year 2
•	A withdrawal of $20,000 is made at beginning of Contract Year 3
•	Contract Owner dies in Contract Year 5

Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	Total Purchase Payments Adjusted for Withdrawals
1	$100,000		$100,000	$100,000
2	10,000		115,000	110,000
3 (immediately prior to withdrawal)			120,750	110,000
3 (immediately after withdrawal)		$20,000	100,750	91,781
4			95,713	91,781
5 (receive due proof of Owner’s death)			90,927	91,781

•	On the Contract Issue Date, a $100,000 Purchase Payment is made. This is the initial total Purchase Payments adjusted for withdrawals.
•	At the beginning of Contract Year 2, a $10,000 subsequent deposit is made, bringing the total Purchase Payments adjusted for withdrawals to $110,000.
•	At the beginning of Contract Year 3, a $20,000 withdrawal (including any CDSC) is made.
•	Immediately prior to when the withdrawal is made, the Contract Value is $120,750, and the total Purchase Payments adjusted for withdrawals is $110,000.
•	Immediately after the withdrawal is made, the Contract Value becomes $100,750 ($120,750 – $20,000 = $100,750), and the total Purchase Payments adjusted for withdrawals is reduced by the same proportion that the Contract Value is reduced:

Total Purchase Payments adjusted for withdrawals (immediately after the withdrawal) = total Purchase Payments adjusted for withdrawals (immediately prior to the withdrawal) – (withdrawal amount / Contract Value immediately prior to the withdrawal) x total Purchase Payments adjusted for withdrawals (immediately prior to the withdrawal)

= $110,000 – ($20,000 / $120,750) x $110,000

= $110,000 – $18,219

= $91,781

•	Contract Owner dies in Contract Year 5. When we receive due proof of death, the Contract Value is $90,927. The total Purchase Payments adjusted for withdrawals is $91,781. The ROP death benefit is the greater of the Contract Value and the total Purchase Payments adjusted for withdrawals. Therefore, the death benefit is $91,781.

64

Appendix D

Free Withdrawal Amount Examples

Example 1 ~  Free Withdrawal Amount in First Contract Year

The values shown are based on the following assumptions:

•	B-Share class is purchased
•	The following Purchase Payments are made:

Purchase Payment	Contract Year	Date	Amount
1 (on Issue Date)	1	January 15	$80,000
2 (on Issue Date)	1	January 15	20,000
3	1	May 15	10,000

To calculate the free withdrawal amount for Contract Year 1, we do the following:

•	We determine the total Purchase Payment subject to a CDSC on the Issue Date ($80,000 + $20,000 = $100,000).
•	We multiply the total Purchase Payment subject to a CDSC on the Issue Date by 10% ($100,000 x 10% = $10,000).
•	We do not consider additional Purchase Payments made after the Issue Date during the first Contract Year when determining the free withdrawal amount in the first Contract Year. Any such Purchase Payments will be a factor in determining the free withdrawal amount in subsequent Contract Years.

Example 2 ~ Free Withdrawal Amount in Fifth Contract Year with a Withdrawal in Contract Year 4

The values shown are based on the following assumptions:

•	B-Share class is purchased
•	The following Purchase Payments are made:

Purchase Payment	Contract Year	Date	Amount
1 (on Issue Date)	1	January 15	$100,000
2	1	May 15	10,000
3	2	January 15	200,000
4	4	March 15	15,000

•	On February 15 of Contract Year 4, the Contract Value is $350,000 and a partial withdrawal of $145,000 is made.

To determine the total Purchase Payments still subject to a CDSC as of the previous Contract Anniversary (the fourth Contract Anniversary), we do the following:

Before calculating amounts for Contract Year 5, we first need to calculate the impact of the February 15 withdrawal in Contract Year 4 on the remaining Purchase Payments in the Contract:

•	We calculate the total remaining Purchase Payments in the Contract as of February 15 is $310,000 ($100,000 + $10,000 + $200,000 = $310,000). The March 15 Purchase Payment is not included because it happened after the February 15 withdrawal.
•	Next, the earnings of $40,000 ($350,000 – $310,000 = $40,000) are withdrawn.
•	The remaining withdrawal ($145,000 – $40,000 = $105,000) is applied to Purchase Payment #1 of $100,000, reducing Purchase Payment #1 to $0.
•	Then the remaining withdrawal after Purchase Payment #1 ($105,000 – $100,000 = $5,000) is applied to reduce the amount of Purchase Payment #2 that is subject to a CDSC ($10,000 – $5,000 = $5,000).
•	Now, none of the $145,000 withdrawal is left to apply to a previous Purchase Payment ($5,000 – $5,000 = $0).

65

After the withdrawal, we also have a Purchase Payment in Contract Year 4 on March 15, so we have remaining Purchase Payments as follows at the beginning of Contract Year 5:

Purchase Payment	Contract Year	Date	Amount Remaining
1 (on Issue Date)	1	January 15	$0
2	1	May 15	5,000
3	2	January 15	200,000
4	4	March 15	15,000

Having determined the impact of the withdrawal to the remaining Purchase Payments, we can now determine the free withdrawal amount available at the beginning of Contract Year 5. The free withdrawal amount is based on the remaining Purchase Payments subject to a CDSC at the beginning of Contract Year 5 (4th Contract Anniversary):

•	All the remaining Purchase Payments are subject to a CDSC.
•	We calculate the remaining Purchase Payments subject to a CDSC ($5,000 + $200,000 + $15,000 = $220,000).
•	The free withdrawal amount is then calculated as 10% of the remaining Purchase Payments (10% x $220,000 = $22,000).

So if there are any withdrawals taken in Contract Year 5, a starting free withdrawal amount of $22,000 is available.

66

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111-0111

STATEMENT OF ADDITIONAL INFORMATION

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

MASSMUTUAL CAPITAL VANTAGE® VARIABLE ANNUITY

An individual flexible premium deferred variable annuity

May 1, 2018

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2018, for the individual flexible premium deferred variable annuity contracts (Contracts) that are referred to herein.

For a copy of the prospectus call (866) 645-2362 or write to: MassMutual Service Center, P.O. Box 758511, Topeka, Kansas 66675-8550.

MassMutual Capital Vantage®

Statement of Additional Information

1

SERVICES

MassMutual has entered into an administrative services agreement with se2, LLC (se2), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 will provide the primary services required for the service and administration of the Contract. These services include, but are not limited to: document management services, new business processing, fund transfer, withdrawal, and death benefit processing as well as customer service call handling for all calls from both registered representatives and Owners.

DISTRIBUTION

The Contract is sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the Contracts sold by its registered representatives, and MSD serves as principal underwriter of the Contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD are located at 1295 State Street, Springfield, MA 01111-0001. MMLIS and MSD are registered with the SEC as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).

During the last three years, MMLIS and MSD were paid the compensation amounts shown below for their actions as principal underwriters for the Contracts described in the prospectus.

Year	MMLIS	MSD
2017	$267,885	$20,375
2016	$186,473	$36,734
2015	$34,930	$0

Commissions for sales of the Contract by MMLIS registered representatives are paid by MassMutual on behalf of MMLIS to MMLIS registered representatives. Commissions for sales of the Contract by registered representatives of other broker-dealers are paid by MassMutual on behalf of MSD to those broker-dealers.

Commissions, as described in the prospectus, were paid by MassMutual through MMLIS and MSD as shown below.

Year	MMLIS	MSD
2017	$2,999,464	$244,754
2016	$2,010,367	$549,202
2015	$384,930	$0

The offering is on a continuous basis.

FIXED ANNUITY PAYOUT RATES

The assumptions for determining the Fixed Annuity Payout Rates are:

1. The 2012 Individual Annuity Mortality (IAM) mortality table, projected to the year 2052 with 100% of Projection Scale G2 for both males and females, applies to all Annuity Options which include life contingent payments. Where applicable, unisex mortality rates and projection factors are based on a 30%/70% male/female weighting.

MassMutual Capital Vantage®

Statement of Additional Information

2

2. Age will be determined based on each Annuitant’s birthday nearest the applicable Annuity Date with a five-year Age setback applied in all instances. For example, age 65 is considered the period of time between age 64 years, 6 months and one day and age 65 years and 6 months. Once the Age has been determined, the setback would then be applied (e.g. Age 65 will be considered Age 60).

3. An effective annual interest rate of 0.10% (0.05% for Contracts issued in New York).

If the single premium immediate annuity rates we offer to the same class of Annuitants and designate for this purpose on the Annuity Date are higher than the Fixed Annuity Payout Rates for the Contract, the higher rates will be used.

PAYMENT OF DEATH BENEFIT

MassMutual will require due proof of death before any death benefit is paid. Due proof of death will be:

1) a certified death certificate;

2) a certified decree of a court of competent jurisdiction as to the finding of death; or

3) any other proof satisfactory to MassMutual.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

The Beneficiary designation in effect on the date we issue the Contract will remain in effect until changed. Unless you provide otherwise, the death benefit will be paid in equal shares to the Beneficiary(ies) as follows:

1) to the primary Beneficiary(ies) who survive your death and/or the Annuitant’s death, as applicable; or

2) if there is no primary Beneficiary who survives your death and/or any Annuitant’s death, as applicable, to the contingent Beneficiary(ies) who survive the Owner’s and/or the Annuitant’s death, as applicable; or

3) if there is no primary or contingent Beneficiary who survives your death, and/or any Annuitant’s death, as applicable, to you or your estate.

You may name an irrevocable Beneficiary(ies). In that case, a change of Beneficiary requires the consent of any irrevocable Beneficiary. If an irrevocable Beneficiary is named, the Owner retains all other contractual rights.

See the “Death Benefit” section in the prospectus for more information on death benefits.

EXPERTS

The financial statements of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2017 and for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the statutory financial statements of Massachusetts Mutual Life Insurance Company (the Company) as of December 31, 2017 and 2016, and for each of the years in the three-year period ended December 31, 2017, have been included in this Statement of Additional Information herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, which are also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report,

MassMutual Capital Vantage®

Statement of Additional Information

3

dated February 16, 2018, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the financial statements of the Company are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.

MassMutual Capital Vantage®

Statement of Additional Information

4

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Massachusetts Mutual Variable Annuity Separate Account 4 (comprised of the sub-accounts listed in Appendix A to the opinion) (collectively, “the Separate Account”) as of December 31, 2017, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2017, the results of its operations and the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2004.

Hartford, Connecticut

March 5, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

LA2054	F-1

Appendix A

The Massachusetts Mutual Variable Annuity Separate Account 4 is composed of the following divisions and the activities of each division have been included within the accompanying statement of assets and liabilities as of December 31, 2017 and the related statements of operations and changes in net assets for each of the years in the two-year period then ended.

Sub-Account	Sub-Account

BlackRock iShares® Alternatives Strategies V.I. Sub-Account (Class III)	MML Focused Equity Sub-Account

BlackRock iShares® Dynamic Allocation V.I. Sub- Account (Class III)	MML Foreign Sub-Account (Initial Class)

BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account (Class III)	MML Foreign Sub-Account (Service Class)

BlackRock iShares® Equity Appreciation V.I. Sub-Account (Class III)	MML Fundamental Growth Sub-Account

Fidelity® VIP Contrafund® Sub-Account (Initial Class)	MML Fundamental Value Sub-Account

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)	MML Global Sub-Account (Class I)

Invesco V.I. Diversified Dividend Sub-Account (Series I)	MML Global Sub-Account (Service Class I)

Invesco V.I. Diversified Dividend Sub-Account (Series II)	MML Global Sub-Account (Class II)

Invesco V.I. Global Health Care Sub-Account (Series I)	MML Growth Sub-Account

Invesco V.I. Global Health Care Sub-Account (Series II)	MML Growth & Income Sub-Account (Initial Class)

Invesco V.I. Technology Sub-Account (Series I)	MML Growth & Income Sub-Account (Service Class)

Invesco V.I. Technology Sub-Account (Series II)	MML Growth Allocation Sub-Account (Initial Class)

Ivy Asset Strategy Sub-Account *	MML Growth Allocation Sub-Account (Service Class)

MML Aggressive Allocation Sub-Account (Initial Class)	MML High Yield Sub-Account

MML Aggressive Allocation Sub-Account (Service Class)	MML Income & Growth Sub-Account (Initial Class)

MML Asset Momentum Sub-Account (Service Class I)	MML Income & Growth Sub-Account (Service Class)

MML Balanced Allocation Sub-Account (Initial Class)	MML Inflation-Protected and Income Sub-Account (Initial Class)

MML Balanced Allocation Sub-Account (Service Class)	MML Inflation-Protected and Income Sub-Account (Service Class)

MML Blend Sub-Account (Initial Class)	MML International Sub-Account

MML Blend Sub-Account (Service Class)	MML International Equity Sub-Account

MML Blue Chip Growth Sub-Account (Initial Class)	MML Large Cap Growth Sub-Account (Initial Class)

MML Blue Chip Growth Sub-Account (Service Class)	MML Large Cap Growth Sub-Account (Service Class)

MML Conservative Allocation Sub-Account (Initial Class)	MML Managed Bond Sub-Account (Initial Class)

MML Conservative Allocation Sub-Account (Service Class)	MML Managed Bond Sub-Account (Service Class)

MML Core Allocation Sub-Account	MML Managed Volatility Sub-Account (Initial Class)

MML Dynamic Bond Sub-Account (Service Class I)	MML Managed Volatility Sub-Account (Service Class)

MML Equity Sub-Account (Initial Class)	MML Mid Cap Growth Sub-Account (Initial Class)

MML Equity Sub-Account (Service Class)	MML Mid Cap Growth Sub-Account (Service Class)

MML Equity Income Sub-Account (Initial Class)	MML Mid Cap Value Sub-Account (Initial Class)

MML Equity Income Sub-Account (Service Class)	MML Mid Cap Value Sub-Account (Service Class)

MML Equity Index Sub-Account (Class I)	MML Moderate Allocation Sub-Account (Initial Class)

MML Equity Index Sub-Account (Service Class I)	MML Moderate Allocation Sub-Account (Service Class)

MML Equity Rotation Sub-Account (Service Class I)	MML Short-Duration Bond Sub-Account

Sub-Account	Sub-Account

MML Small Cap Equity Sub-Account (Initial Class)	Oppenheimer Discovery Mid Cap Growth Sub-Account (Service)

MML Small Cap Equity Sub-Account (Service Class)	Oppenheimer Discovery Mid Cap Growth Sub-Account (Non-Service)

MML Small Cap Growth Equity Sub-Account (Initial Class)	Oppenheimer Global Sub-Account (Service)

MML Small Cap Growth Equity Sub-Account (Service Class)	Oppenheimer Global Sub-Account (Non-Service)

MML Small Company Value Sub-Account	Oppenheimer Global Multi-Alternatives Sub-Account

MML Small/Mid Cap Value Sub-Account (Initial Class)	Oppenheimer Global Strategic Income Sub-Account (Service)

MML Small/Mid Cap Value Sub-Account (Service Class)	Oppenheimer Global Strategic Income Sub-Account (Non-Service)

MML Special Situations Sub-Account (Service Class I)	Oppenheimer Government Money Sub-Account

MML Strategic Emerging Markets Sub-Account	Oppenheimer International Growth Sub-Account (Service)

MML Total Return Bond Sub-Account	Oppenheimer International Growth Sub-Account (Non-Service)

MML U.S. Government Money Market Sub-Account	Oppenheimer Main Street Sub-Account (Service)

Oppenheimer Capital Appreciation Sub-Account (Service)	Oppenheimer Main Street Sub-Account (Non-Service)

Oppenheimer Capital Appreciation Sub-Account (Non-Service)	Oppenheimer Total Return Bond Sub-Account *

Oppenheimer Conservative Balanced Sub-Account (Service)	PIMCO CommodityRealReturn® Strategy Sub-Account

Oppenheimer Conservative Balanced Sub-Account (Non-Service)	VY® Clarion Global Real Estate Sub-Account

* See Note 2 to the financial statements for the former name of the division

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

	BlackRock iShares® Alternative Strategies V.I. Sub-Account	BlackRock iShares® Dynamic Allocation V.I. Sub-Account	BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account	BlackRock iShares® Equity Appreciation V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account
	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)
ASSETS
Investments
Number of shares	94,400	79,713	166,921	75,390	7,123,526	4,180,292	284,072	635,163

Identified cost	$989,752	$834,074	$1,686,008	$775,467	$188,038,073	$129,990,823	$6,326,615	$15,393,589

Value	$1,047,836	$884,020	$1,672,552	$882,818	$270,266,574	$154,879,804	$7,721,080	$17,155,740
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-

Total assets	1,047,836	884,020	1,672,552	882,818	270,266,574	154,879,804	7,721,080	17,155,740

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	8,775	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	-	386	23	168	11

Total liabilities	-	-	-	-	9,161	23	168	11

NET ASSETS	$1,047,836	$884,020	$1,672,552	$882,818	$270,257,413	$154,879,781	$7,720,912	$17,155,729

Net Assets:
Accumulation units – value	$-	$-	$-	$-	$262,882,050	$123,358,635	$7,191,268	$17,155,729
Contracts in payout (annuitization) period	1,047,836	884,020	1,672,552	882,818	7,375,363	31,521,146	529,644	-

Net assets	$1,047,836	$884,020	$1,672,552	$882,818	$270,257,413	$154,879,781	$7,720,912	$17,155,729

Outstanding units
Contract owners	92,123	76,335	162,634	70,900	8,813,211	6,722,621	676,418	1,643,070

UNIT VALUE
Panorama Premier	$-	$-	$-	$-	$41.05	$-	$12.76	$-
Panorama Passage®
Tier 1	-	-	-	-	30.79	-	12.56	-
Tier 2	-	-	-	-	30.08	-	12.26	-
Tier 3	-	-	-	-	32.23	-	13.12	-
Tier 4	-	-	-	-	31.02	-	12.63	-
MassMutual Artistry	-	-	-	-	27.68	-	11.53	-
MassMutual Transitions®
Custom Plan	-	-	-	-	34.88	-	12.26	-
Package Plan I	-	-	-	-	34.88	-	12.26	-
Package Plan II	-	-	-	-	33.03	-	11.61	-
Package Plan III	-	-	-	-	31.76	-	11.16	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	BlackRock iShares® Alternative Strategies V.I. Sub-Account	BlackRock iShares® Dynamic Allocation V.I. Sub-Account	BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account	BlackRock iShares® Equity Appreciation V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account
	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)
UNIT VALUE (Continued)
MassMutual EvolutionSM
Tier 1	$-	$-	$-	$-	$27.60	$-	$9.78	$-
Tier 2	-	-	-	-	26.11	-	9.26	-
Tier 3	-	-	-	-	25.22	-	8.94	-
Tier 4	-	-	-	-	26.07	-	9.24	-
Tier 5	-	-	-	-	24.67	-	8.74	-
Tier 6	-	-	-	-	23.83	-	8.45	-
Tier 7	-	-	-	-	25.82	-	9.15	-
Tier 8	-	-	-	-	24.39	-	8.64	-
Tier 9	-	-	-	-	-	24.76	-	8.80
Tier 10	-	-	-	-	-	26.47	-	9.40
Tier 11	-	-	-	-	-	23.39	-	8.31
Tier 12	-	-	-	-	-	25.50	-	9.06
Tier 13	-	-	-	-	-	22.60	-	8.03
Tier 14	-	-	-	-	-	23.92	-	8.50
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	18.30	-	7.74	-
Tier 2	-	-	-	-	19.29	-	8.16	-
MassMutual Transitions SelectSM
Tier 1	-	-	-	-	31.09	-	11.30	-
Tier 2	-	-	-	-	-	30.37	-	11.07
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	-	-	-	12.67	-	-
Tier 2	-	-	-	-	-	12.58	-	-
Tier 3	-	-	-	-	-	12.67	-	-
MassMutual Capital VantageSM
Tier 1	11.29	11.49	10.21	12.37	-	12.66	-	-
Tier 2	11.37	11.58	10.29	12.47	-	12.76	-	-
Tier 3	11.18	11.38	10.11	12.25	-	12.54	-	-
Tier 4	11.29	11.49	10.21	12.37	-	12.66	-	-
Tier 5	11.26	11.47	10.19	12.34	-	12.63	-	-
Tier 6	11.37	11.58	10.29	12.47	-	12.76	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Asset Momentum Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)
ASSETS
Investments
Number of shares	425,618	553,999	306,471	430,214	1,256,958	3,559,496	8,561,906	122,386

Identified cost	$11,590,212	$16,896,043	$5,878,045	$8,235,966	$11,913,710	$35,736,527	$90,904,283	$1,299,521

Value	$11,253,340	$13,988,465	$7,039,629	$9,417,388	$11,774,934	$38,015,416	$90,242,487	$1,518,813
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-

Total assets	11,253,340	13,988,465	7,039,629	9,417,388	11,774,934	38,015,416	90,242,487	1,518,813

LIABILITIES
Annuitant mortality fluctuation reserve	360	-	40	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	185	9	205	13	37	94	16	-

Total liabilities	545	9	245	13	37	94	16	-

NET ASSETS	$11,252,795	$13,988,456	$7,039,384	$9,417,375	$11,774,897	$38,015,322	$90,242,471	$1,518,813

Net Assets:
Accumulation units – value	$10,855,143	$13,988,456	$6,889,033	$9,417,375	$10,162,662	$38,015,322	$78,417,135	$-
Contracts in payout (annuitization) period	397,652	-	150,351	-	1,612,235	-	11,825,336	1,518,813

Net assets	$11,252,795	$13,988,456	$7,039,384	$9,417,375	$11,774,897	$38,015,322	$90,242,471	$1,518,813

Outstanding units
Contract owners	449,464	579,001	485,107	364,551	982,489	2,054,640	5,308,383	108,500

UNIT VALUE
Panorama Premier	$24.66	$-	$6.27	$-	$-	$18.23	$-	$-
Panorama Passage®
Tier 1	24.27	-	6.17	-	-	18.07	-	-
Tier 2	23.71	-	6.02	-	-	17.78	-	-
Tier 3	25.37	-	6.45	-	-	18.52	-	-
Tier 4	24.42	-	6.21	-	-	18.05	-	-
MassMutual Artistry	22.11	-	6.13	-	-	18.63	-	-
MassMutual Transitions®
Custom Plan	27.18	-	23.91	-	-	19.07	-	-
Package Plan I	27.18	-	23.91	-	-	19.07	-	-
Package Plan II	25.74	-	22.64	-	-	18.41	-	-
Package Plan III	24.75	-	21.77	-	-	17.96	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Asset Momentum Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)
UNIT VALUE (Continued)
MassMutual EvolutionSM
Tier 1	$22.31	$-	$21.97	$-	$12.14	$17.96	$-	$-
Tier 2	21.11	-	20.79	-	11.89	17.26	-	-
Tier 3	20.39	-	20.08	-	11.74	16.84	-	-
Tier 4	21.08	-	20.76	-	11.89	17.26	-	-
Tier 5	19.94	-	19.64	-	11.65	16.59	-	-
Tier 6	19.26	-	18.97	-	11.50	16.18	-	-
Tier 7	20.87	-	20.56	-	11.83	17.09	-	-
Tier 8	19.72	-	19.42	-	11.59	16.43	-	-
Tier 9	-	20.02	-	19.70	11.71	-	16.39	-
Tier 10	-	21.40	-	21.06	12.02	-	17.22	-
Tier 11	-	18.91	-	18.61	11.47	-	15.75	-
Tier 12	-	20.62	-	20.29	11.77	-	16.59	-
Tier 13	-	18.27	-	17.98	11.21	-	15.21	-
Tier 14	-	19.34	-	19.03	11.44	-	15.83	-
MassMutual RetireEase SelectSM
Tier 1	18.39	-	19.17	-	-	-	-	-
Tier 2	19.39	-	20.21	-	-	-	-	-
MassMutual Transitions SelectSM
Tier 1	25.99	-	29.00	-	12.40	18.69	-	-
Tier 2	-	25.40	-	28.32	12.40	-	18.26	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	-	-	10.80	-	12.22	-
Tier 2	-	-	-	-	10.72	-	12.13	-
Tier 3	-	-	-	-	10.80	-	12.22	-
MassMutual Capital VantageSM
Tier 1	-	-	-	-	10.79	-	12.21	13.90
Tier 2	-	-	-	-	10.88	-	12.30	14.01
Tier 3	-	-	-	-	10.69	-	12.09	13.77
Tier 4	-	-	-	-	10.79	-	12.21	13.90
Tier 5	-	-	-	-	10.77	-	12.18	13.87
Tier 6	-	-	-	-	10.88	-	12.30	14.01

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	11,051,737	45,651,407	2,837,865	3,786,117	3,275,431	4,565,881	8,489,560	37,244,818

Identified cost	$115,998,815	$475,689,468	$58,480,989	$82,575,772	$48,623,729	$70,388,879	$88,477,052	$383,089,209

Value	$112,285,649	$459,709,668	$66,202,196	$88,119,254	$57,025,253	$77,072,071	$84,980,498	$368,723,699
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-

Total assets	112,285,649	459,709,668	66,202,196	88,119,254	57,025,253	77,072,071	84,980,498	368,723,699

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	536	-	1,942	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	212	51	182	14	232	31	129	3

Total liabilities	212	51	718	14	2,174	31	129	3

NET ASSETS	$112,285,437	$459,709,617	$66,201,478	$88,119,240	$57,023,079	$77,072,040	$84,980,369	$368,723,696

Net Assets:
Accumulation units – value	$112,237,425	$414,108,191	$64,634,279	$57,652,488	$55,964,971	$55,986,346	$84,980,369	$333,523,234
Contracts in payout (annuitization) period	48,012	45,601,426	1,567,199	30,466,752	1,058,108	21,085,694	-	35,200,462

Net assets	$112,285,437	$459,709,617	$66,201,478	$88,119,240	$57,023,079	$77,072,040	$84,980,369	$368,723,696

Outstanding units
Contract owners	7,150,965	31,226,600	2,870,494	5,096,057	1,675,677	3,342,409	5,515,710	25,771,201

UNIT VALUE
Panorama Premier	$15.56	$-	$20.11	$-	$37.56	$-	$15.16	$-
Panorama Passage®
Tier 1	15.42	-	21.31	-	37.07	-	15.02	-
Tier 2	15.18	-	20.82	-	36.21	-	14.78	-
Tier 3	15.81	-	22.31	-	38.45	-	15.40	-
Tier 4	15.40	-	21.47	-	37.01	-	15.01	-
MassMutual Artistry	15.90	-	22.07	-	38.79	-	15.49	-
MassMutual Transitions®
Custom Plan	16.27	-	26.02	-	35.32	-	15.85	-
Package Plan I	16.27	-	26.02	-	35.32	-	15.85	-
Package Plan II	15.71	-	24.64	-	33.44	-	15.31	-
Package Plan III	15.33	-	23.69	-	32.16	-	14.93	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (Continued)
MassMutual EvolutionSM
Tier 1	$15.33	$-	$21.86	$-	$29.54	$-	$14.93	$-
Tier 2	14.73	-	20.69	-	27.95	-	14.35	-
Tier 3	14.37	-	19.98	-	27.00	-	14.00	-
Tier 4	14.73	-	20.65	-	27.90	-	14.35	-
Tier 5	14.16	-	19.54	-	26.40	-	13.79	-
Tier 6	13.81	-	18.88	-	25.51	-	13.45	-
Tier 7	14.59	-	20.45	-	27.63	-	14.21	-
Tier 8	14.02	-	19.32	-	26.11	-	13.65	-
Tier 9	-	13.99	-	19.61	-	26.49	-	13.60
Tier 10	-	14.71	-	20.97	-	28.31	-	14.29
Tier 11	-	13.45	-	18.53	-	25.02	-	13.07
Tier 12	-	14.17	-	20.20	-	27.28	-	13.77
Tier 13	-	12.99	-	17.90	-	24.17	-	12.63
Tier 14	-	13.52	-	18.95	-	25.59	-	13.14
MassMutual RetireEase SelectSM
Tier 1	-	-	17.41	-	23.07	-	-	-
Tier 2	-	-	18.35	-	24.33	-	-	-
MassMutual Transitions SelectSM
Tier 1	15.95	-	24.09	-	34.26	-	15.54	-
Tier 2	-	15.59	-	23.54	-	33.45	-	15.15
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	11.25	-	12.07	-	13.43	-	11.02
Tier 2	-	11.16	-	11.98	-	13.33	-	10.94
Tier 3	-	11.25	-	12.07	-	13.43	-	11.02
MassMutual Capital VantageSM
Tier 1	-	11.24	-	12.05	-	13.41	-	11.01
Tier 2	-	11.32	-	12.15	-	13.51	-	11.09
Tier 3	-	11.13	-	11.94	-	13.28	-	10.90
Tier 4	-	11.24	-	12.05	-	13.41	-	11.01
Tier 5	-	11.21	-	12.03	-	13.38	-	10.98
Tier 6	-	11.32	-	12.15	-	13.51	-	11.09

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Core Allocation Sub-Account	MML Dynamic Bond Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account
		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)
ASSETS
Investments
Number of shares	85,974,377	444,217	878,444	3,027,975	15,407,896	6,969,080	1,429,545	1,616,841

Identified cost	$988,619,214	$4,442,300	$20,582,204	$80,571,074	$157,596,353	$80,414,286	$30,539,769	$38,644,965

Value	$1,083,277,150	$4,411,076	$27,833,861	$94,815,234	$192,598,701	$86,207,524	$44,330,187	$48,715,423
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-

Total assets	1,083,277,150	4,411,076	27,833,861	94,815,234	192,598,701	86,207,524	44,330,187	48,715,423

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	404	-	2,361	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	120	-	193	18	249	32	171	27

Total liabilities	120	-	597	18	2,610	32	171	27

NET ASSETS	$1,083,277,030	$4,411,076	$27,833,264	$94,815,216	$192,596,091	$86,207,492	$44,330,016	$48,715,396

Net Assets:
Accumulation units – value	$985,374,675	$-	$27,035,922	$79,009,846	$188,439,777	$75,925,862	$42,637,977	$48,715,396
Contracts in payout (annuitization) period	97,902,355	4,411,076	797,342	15,805,370	4,156,314	10,281,630	1,692,039	-

Net assets	$1,083,277,030	$4,411,076	$27,833,264	$94,815,216	$192,596,091	$86,207,492	$44,330,016	$48,715,396

Outstanding units
Contract owners	67,444,935	421,103	1,330,305	4,961,769	8,186,156	4,146,101	1,976,015	1,942,798

UNIT VALUE
Panorama Premier	$-	$-	$16.63	$-	$28.34	$-	$20.09	$-
Panorama Passage®
Tier 1	-	-	18.49	-	27.97	-	20.89	-
Tier 2	-	-	18.06	-	27.32	-	20.41	-
Tier 3	-	-	19.36	-	29.02	-	21.87	-
Tier 4	-	-	18.63	-	27.93	-	21.05	-
MassMutual Artistry	21.34	-	19.76	-	29.27	-	19.00	-
MassMutual Transitions®
Custom Plan	-	-	24.74	-	25.88	-	27.68	-
Package Plan I	-	-	24.74	-	25.88	-	27.68	-
Package Plan II	-	-	23.43	-	24.50	-	26.21	-
Package Plan III	-	-	22.53	-	23.57	-	25.21	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Core Allocation Sub-Account	MML Dynamic Bond Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account
		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)
UNIT VALUE (Continued)
MassMutual EvolutionSM
Tier 1	$16.40	$-	$20.75	$-	$21.74	$-	$23.47	$-
Tier 2	15.80	-	19.63	-	20.57	-	22.20	-
Tier 3	15.43	-	18.96	-	19.87	-	21.45	-
Tier 4	15.80	-	19.60	-	20.54	-	22.17	-
Tier 5	15.22	-	18.54	-	19.43	-	20.98	-
Tier 6	14.87	-	17.91	-	18.77	-	20.26	-
Tier 7	15.65	-	19.41	-	20.34	-	21.95	-
Tier 8	15.08	-	18.33	-	19.21	-	20.74	-
Tier 9	15.36	-	-	18.61	-	19.51	-	21.05
Tier 10	16.09	-	-	19.90	-	20.85	-	22.50
Tier 11	14.80	-	-	17.59	-	18.43	-	19.88
Tier 12	15.50	-	-	19.17	-	20.09	-	21.68
Tier 13	14.30	-	-	16.99	-	17.80	-	19.21
Tier 14	14.84	-	-	17.98	-	18.85	-	20.34
MassMutual RetireEase SelectSM
Tier 1	-	-	14.15	-	15.21	-	17.60	-
Tier 2	-	-	14.92	-	16.03	-	18.56	-
MassMutual Transitions SelectSM
Tier 1	17.02	-	22.82	-	23.95	-	26.54	-
Tier 2	17.02	-	-	22.30	-	23.40	-	25.93
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	20.54	-
Tier 2	-	-	-	-	-	-	20.78	-
Tier 3	-	-	-	-	-	-	21.40	-
Tier 4	-	-	-	-	-	-	21.40	-
MassMutual Transitions SelectSM II
Tier 1	11.93	10.44	-	12.35	-	13.06	-	-
Tier 2	11.84	10.36	-	12.26	-	12.96	-	-
Tier 3	11.93	10.44	-	12.35	-	13.06	-	-
MassMutual Capital VantageSM
Tier 1	11.92	10.43	-	12.34	-	13.05	-	-
Tier 2	12.01	10.51	-	12.43	-	13.15	-	-
Tier 3	11.80	10.33	-	12.22	-	12.92	-	-
Tier 4	11.92	10.43	-	12.34	-	13.05	-	-
Tier 5	11.89	10.41	-	12.31	-	13.02	-	-
Tier 6	12.01	10.51	-	12.43	-	13.15	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Equity Rotation Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account
	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)
ASSETS
Investments
Number of shares	92,908	722,300	14,214,736	1,027,220	510,339	783,218	500,369	1,239,748

Identified cost	$1,120,785	$9,278,703	$131,545,340	$10,549,305	$6,310,755	$11,446,853	$5,483,586	$14,882,884

Value	$1,286,782	$9,043,195	$159,915,781	$11,484,320	$6,501,715	$11,904,914	$6,524,810	$15,992,750
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-

Total assets	1,286,782	9,043,195	159,915,781	11,484,320	6,501,715	11,904,914	6,524,810	15,992,750

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	1,523	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	70	251	20	102	97	188	36

Total liabilities	-	70	1,774	20	102	97	188	36

NET ASSETS	$1,286,782	$9,043,125	$159,914,007	$11,484,300	$6,501,613	$11,904,817	$6,524,622	$15,992,714

Net Assets:
Accumulation units – value	$-	$6,927,325	$155,947,896	$10,571,472	$3,831,668	$7,294,406	$6,068,329	$12,807,388
Contracts in payout (annuitization) period	1,286,782	2,115,800	3,966,111	912,828	2,669,945	4,610,411	456,293	3,185,326

Net assets	$1,286,782	$9,043,125	$159,914,007	$11,484,300	$6,501,613	$11,904,817	$6,524,622	$15,992,714

Outstanding units
Contract owners	86,852	514,836	9,523,939	719,693	415,149	791,976	350,013	932,097

UNIT VALUE
Panorama Premier	$-	$19.27	$15.74	$-	$18.38	$17.34	$-	$-
Panorama Passage®
Tier 1	-	19.17	15.88	-	18.29	17.26	-	-
Tier 2	-	19.00	15.52	-	18.12	17.10	-	-
Tier 3	-	19.45	16.63	-	18.55	17.50	-	-
Tier 4	-	19.16	16.00	-	18.27	17.25	-	-
MassMutual Artistry	-	19.51	14.80	-	18.61	17.56	-	-
MassMutual Transitions®
Custom Plan	-	19.77	18.44	-	18.85	17.79	18.94	-
Package Plan I	-	19.77	18.44	-	18.85	17.79	18.94	-
Package Plan II	-	19.38	17.46	-	18.48	17.44	17.94	-
Package Plan III	-	19.11	16.79	-	18.22	17.20	17.25	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Equity Rotation Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account
	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)
UNIT VALUE (Continued)
MassMutual EvolutionSM
Tier 1	$-	$19.11	$15.80	$-	$18.22	$17.20	$17.13	$-
Tier 2	-	18.68	14.95	-	17.82	16.81	16.21	-
Tier 3	-	18.42	14.44	-	17.56	16.58	15.66	-
Tier 4	-	18.68	14.92	-	17.82	16.81	16.18	-
Tier 5	-	18.26	14.12	-	17.42	16.44	15.31	-
Tier 6	-	18.00	13.64	-	17.17	16.21	14.79	-
Tier 7	-	18.57	14.78	-	17.71	16.72	16.03	-
Tier 8	-	18.16	13.96	-	17.32	16.34	15.14	-
Tier 9	-	18.37	-	14.18	17.52	16.53	-	15.44
Tier 10	-	18.89	-	15.16	18.02	17.00	-	16.51
Tier 11	-	17.95	-	13.39	17.12	16.16	-	14.59
Tier 12	-	18.47	-	14.60	17.61	16.62	-	15.91
Tier 13	-	17.50	-	12.94	16.69	15.75	-	14.10
Tier 14	-	17.90	-	13.70	17.07	16.11	-	14.92
MassMutual RetireEase SelectSM
Tier 1	-	-	9.66	-	-	-	13.80	-
Tier 2	-	-	10.19	-	-	-	14.55	-
MassMutual Transitions SelectSM
Tier 1	-	19.54	17.64	-	18.64	17.59	20.61	-
Tier 2	-	19.54	-	17.24	18.64	17.59	-	20.24
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	13.42	-	11.27	12.77	12.33	-	12.56
Tier 2	-	13.32	-	11.18	12.68	12.24	-	12.46
Tier 3	-	13.42	-	11.27	12.77	12.33	-	12.56
MassMutual Capital VantageSM
Tier 1	14.71	13.40	-	11.25	12.76	12.32	-	12.54
Tier 2	14.83	13.51	-	11.34	12.86	12.41	-	12.64
Tier 3	14.57	13.27	-	11.14	12.64	12.20	-	12.42
Tier 4	14.71	13.40	-	11.25	12.76	12.32	-	12.54
Tier 5	14.68	13.38	-	11.23	12.73	12.29	-	12.52
Tier 6	14.83	13.51	-	11.34	12.86	12.41	-	12.64

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
ASSETS
Investments
Number of shares	290,370	11,673,270	4,539,379	1,772,656	60,495,310	111,778,133	3,452,570	2,170,182

Identified cost	$3,164,974	$151,045,118	$41,582,985	$21,763,694	$573,121,777	$1,052,377,508	$35,101,408	$21,642,074

Value	$3,861,923	$167,744,886	$78,939,792	$30,613,764	$589,829,271	$1,080,894,543	$34,422,126	$27,604,714
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	62	-	-

Total assets	3,861,923	167,744,886	78,939,792	30,613,764	589,829,271	1,080,894,605	34,422,126	27,604,714

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	5,698	-	-	-	127	206
Payable to Massachusetts Mutual Life Insurance Company	44	155	311	15	85	-	116	177

Total liabilities	44	155	6,009	15	85	-	243	383

NET ASSETS	$3,861,879	$167,744,731	$78,933,783	$30,613,749	$589,829,186	$1,080,894,605	$34,421,883	$27,604,331

Net Assets:
Accumulation units – value	$3,861,879	$144,912,742	$78,539,964	$20,599,848	$589,829,186	$1,050,620,305	$25,378,897	$26,618,705
Contracts in payout (annuitization) period	-	22,831,989	393,819	10,013,901	-	30,274,300	9,042,986	985,626

Net assets	$3,861,879	$167,744,731	$78,933,783	$30,613,749	$589,829,186	$1,080,894,605	$34,421,883	$27,604,331

Outstanding units
Contract owners	279,833	8,081,415	3,052,179	1,766,489	33,909,954	64,140,636	2,318,594	1,224,390

UNIT VALUE
Panorama Premier	$15.40	$-	$26.30	$-	$17.22	$-	$16.31	$24.94
Panorama Passage®
Tier 1	14.94	-	25.95	-	17.07	-	16.20	19.24
Tier 2	14.60	-	25.35	-	16.80	-	16.00	18.80
Tier 3	15.64	-	26.92	-	17.50	-	16.51	20.14
Tier 4	15.06	-	25.91	-	17.05	-	16.18	19.39
MassMutual Artistry	10.99	32.14	27.16	-	17.60	-	16.59	18.11
MassMutual Transitions®
Custom Plan	-	-	28.09	-	18.01	-	16.88	24.15
Package Plan I	-	-	28.09	-	18.01	-	16.88	24.15
Package Plan II	-	-	26.69	-	17.39	-	16.43	22.87
Package Plan III	-	-	25.73	-	16.97	-	16.12	21.99

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
UNIT VALUE (Continued)
MassMutual EvolutionSM
Tier 1	$-	$22.15	$19.65	$-	$16.97	$-	$16.12	$19.91
Tier 2	-	21.34	18.59	-	16.31	-	15.64	18.84
Tier 3	-	20.85	17.96	-	15.91	-	15.34	18.20
Tier 4	-	21.34	18.56	-	16.31	-	15.64	18.81
Tier 5	-	20.56	17.56	-	15.67	-	15.17	17.80
Tier 6	-	20.09	16.97	-	15.29	-	14.88	17.19
Tier 7	-	21.14	18.38	-	16.14	-	15.52	18.63
Tier 8	-	20.37	17.37	-	15.52	-	15.05	17.60
Tier 9	-	20.75	-	17.62	-	15.49	15.28	-
Tier 10	-	21.74	-	18.84	-	16.27	15.88	-
Tier 11	-	19.99	-	16.65	-	14.88	14.82	-
Tier 12	-	20.95	-	18.15	-	15.68	15.40	-
Tier 13	-	19.32	-	16.08	-	14.38	14.32	-
Tier 14	-	20.05	-	17.03	-	14.96	14.76	-
MassMutual RetireEase SelectSM
Tier 1	-	-	15.48	-	-	-	-	14.26
Tier 2	-	-	16.32	-	-	-	-	15.03
MassMutual Transitions SelectSM
Tier 1	-	22.99	22.19	-	17.65	-	16.62	22.25
Tier 2	-	22.99	-	21.67	-	17.25	16.62	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	13.52	-	12.87	-	11.85	11.70	-
Tier 2	-	13.42	-	12.77	-	11.76	11.61	-
Tier 3	-	13.52	-	12.87	-	11.85	11.70	-
MassMutual Capital VantageSM
Tier 1	-	13.51	-	12.86	-	11.84	11.69	-
Tier 2	-	13.61	-	12.95	-	11.93	11.78	-
Tier 3	-	13.38	-	12.73	-	11.72	11.58	-
Tier 4	-	13.51	-	12.86	-	11.84	11.69	-
Tier 5	-	13.48	-	12.83	-	11.81	11.67	-
Tier 6	-	13.61	-	12.95	-	11.93	11.78	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account
	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)
ASSETS
Investments
Number of shares	2,200,716	16,387,950	4,557,573	5,920,878	323,640	1,616,977	723,898	11,523,739

Identified cost	$24,682,374	$176,411,414	$49,103,828	$58,871,077	$3,472,080	$17,570,007	$7,996,564	$146,662,501

Value	$27,685,011	$166,501,568	$46,122,638	$64,715,194	$3,854,554	$17,285,480	$7,506,827	$143,064,475
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-

Total assets	27,685,011	166,501,568	46,122,638	64,715,194	3,854,554	17,285,480	7,506,827	143,064,475

LIABILITIES
Annuitant mortality fluctuation reserve	-	2,402	-	-	-	206	-	3,626
Payable to Massachusetts Mutual Life Insurance Company	33	278	9	143	85	190	11	287

Total liabilities	33	2,680	9	143	85	396	11	3,913

NET ASSETS	$27,684,978	$166,498,888	$46,122,629	$64,715,051	$3,854,469	$17,285,084	$7,506,816	$143,060,562

Net Assets:
Accumulation units – value	$20,121,972	$162,628,092	$41,893,884	$61,264,552	$1,743,742	$17,192,099	$4,592,050	$139,683,439
Contracts in payout (annuitization) period	7,563,006	3,870,796	4,228,745	3,450,499	2,110,727	92,985	2,914,766	3,377,123

Net assets	$27,684,978	$166,498,888	$46,122,629	$64,715,051	$3,854,469	$17,285,084	$7,506,816	$143,060,562

Outstanding units
Contract owners	1,541,562	12,563,423	3,682,017	4,359,057	312,168	782,688	426,985	9,210,636

UNIT VALUE
Panorama Premier	$-	$13.87	$-	$-	$-	$17.27	$-	$-
Panorama Passage®
Tier 1	-	13.69	-	-	-	17.46	-	19.16
Tier 2	-	13.37	-	-	-	17.05	-	18.71
Tier 3	-	14.20	-	-	-	18.27	-	20.05
Tier 4	-	13.67	-	-	-	17.59	-	19.30
MassMutual Artistry	-	14.33	-	20.07	11.78	14.14	-	19.24
MassMutual Transitions®
Custom Plan	-	14.82	-	-	11.88	24.38	-	17.63
Package Plan I	-	14.82	-	-	11.88	24.38	-	17.63
Package Plan II	-	14.08	-	-	11.73	23.08	-	16.70
Package Plan III	-	13.57	-	-	11.62	22.20	-	16.06

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account
	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	$-	$12.72	$-	$14.64	$11.62	$21.02	$-	$14.42
Tier 2	-	12.04	-	14.10	11.45	19.88	-	13.64
Tier 3	-	11.63	-	13.78	11.35	19.21	-	13.18
Tier 4	-	12.02	-	14.10	11.45	19.85	-	13.62
Tier 5	-	11.37	-	13.59	11.28	18.78	-	12.89
Tier 6	-	10.99	-	13.27	11.18	18.15	-	12.45
Tier 7	-	11.90	-	13.97	11.41	19.66	-	13.49
Tier 8	-	11.24	-	13.46	11.24	18.57	-	12.74
Tier 9	17.88	-	11.41	13.71	11.32	-	18.82	-
Tier 10	19.11	-	12.19	14.37	11.53	-	20.12	-
Tier 11	16.89	-	10.78	13.21	11.16	-	17.78	-
Tier 12	18.41	-	11.75	13.84	11.37	-	19.39	-
Tier 13	16.31	-	10.41	12.76	10.98	-	17.18	-
Tier 14	17.27	-	11.02	13.25	11.14	-	18.19	-
MassMutual RetireEase SelectSM
Tier 1	-	12.32	-	-	-	18.52	-	13.46
Tier 2	-	12.99	-	-	-	19.52	-	14.19
MassMutual Transitions SelectSM
Tier 1	-	13.44	-	15.19	11.79	25.80	-	15.28
Tier 2	21.76	-	13.12	15.19	11.79	-	25.17	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	13.18	-	10.36	12.54	12.87	-	12.86	-
Tier 2	13.08	-	10.28	12.44	12.77	-	12.77	-
Tier 3	13.18	-	10.36	12.54	12.87	-	12.86	-
MassMutual Capital VantageSM
Tier 1	13.17	-	10.35	12.53	12.86	-	12.85	-
Tier 2	13.27	-	10.43	12.62	12.95	-	12.95	-
Tier 3	13.04	-	10.25	12.40	12.73	-	12.72	-
Tier 4	13.17	-	10.35	12.53	12.86	-	12.85	-
Tier 5	13.14	-	10.33	12.50	12.83	-	12.82	-
Tier 6	13.27	-	10.43	12.62	12.95	-	12.95	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
ASSETS
Investments
Number of shares	22,079,733	9,846,244	2,689,474	5,361,812	5,823,068	14,653,612	4,158,898	31,965,155

Identified cost	$280,080,843	$112,893,048	$34,200,119	$74,011,014	$86,629,882	$164,635,191	$48,046,367	$330,273,709

Value	$273,576,080	$124,405,832	$33,698,012	$86,807,743	$91,131,017	$177,894,849	$49,740,418	$351,616,699
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-

Total assets	273,576,080	124,405,832	33,698,012	86,807,743	91,131,017	177,894,849	49,740,418	351,616,699

LIABILITIES
Annuitant mortality fluctuation reserve	-	1,423	-	1,846	-	4,923	-	-
Payable to Massachusetts Mutual Life Insurance Company	69	284	36	217	34	298	39	213

Total liabilities	69	1,707	36	2,063	34	5,221	39	213

NET ASSETS	$273,576,011	$124,404,125	$33,697,976	$86,805,680	$91,130,983	$177,889,628	$49,740,379	$351,616,486

Net Assets:
Accumulation units – value	$242,707,437	$121,647,752	$31,387,001	$85,039,338	$75,676,806	$173,777,269	$40,094,214	$351,616,486
Contracts in payout (annuitization) period	30,868,574	2,756,373	2,310,975	1,766,342	15,454,177	4,112,359	9,646,165	-

Net assets	$273,576,011	$124,404,125	$33,697,976	$86,805,680	$91,130,983	$177,889,628	$49,740,379	$351,616,486

Outstanding units
Contract owners	19,712,043	7,501,892	2,157,161	2,245,834	4,003,907	5,436,760	2,049,183	21,236,900

UNIT VALUE
Panorama Premier	$12.74	$15.09	$-	$66.86	$-	$41.30	$-	$16.33
Panorama Passage®
Tier 1	-	14.85	-	49.65	-	43.85	-	16.19
Tier 2	-	14.50	-	48.50	-	42.84	-	15.93
Tier 3	-	15.52	-	51.97	-	45.90	-	16.59
Tier 4	-	14.94	-	50.02	-	44.18	-	16.17
MassMutual Artistry	-	15.55	-	39.78	-	46.51	-	16.69
MassMutual Transitions®
Custom Plan	-	19.38	-	44.72	-	37.32	-	17.08
Package Plan I	-	19.38	-	44.72	-	37.32	-	17.08
Package Plan II	-	18.36	-	42.34	-	35.34	-	16.50
Package Plan III	-	17.65	-	40.72	-	33.99	-	16.09

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	$-	$15.34	$-	$26.97	$-	$29.72	$-	$16.09
Tier 2	-	14.52	-	25.74	-	28.12	-	15.46
Tier 3	-	14.02	-	25.00	-	27.17	-	15.08
Tier 4	-	14.49	-	25.74	-	28.08	-	15.46
Tier 5	-	13.71	-	24.57	-	26.57	-	14.86
Tier 6	-	13.25	-	23.86	-	25.67	-	14.50
Tier 7	-	14.35	-	25.45	-	27.81	-	15.31
Tier 8	-	13.56	-	24.29	-	26.27	-	14.71
Tier 9	12.94	-	13.77	-	24.41	-	26.68	-
Tier 10	13.83	-	14.71	-	25.87	-	28.52	-
Tier 11	12.22	-	13.00	-	23.30	-	25.20	-
Tier 12	13.33	-	14.18	-	24.92	-	27.48	-
Tier 13	11.81	-	12.56	-	22.51	-	24.35	-
Tier 14	12.50	-	13.30	-	23.58	-	25.78	-
MassMutual RetireEase SelectSM
Tier 1	-	11.24	-	23.41	-	20.76	-	-
Tier 2	-	11.85	-	24.68	-	21.89	-	-
MassMutual Transitions SelectSM
Tier 1	-	17.25	-	28.26	-	32.34	-	16.74
Tier 2	14.93	-	16.86	-	27.61	-	31.62	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	10.22	-	10.96	-	12.87	-	13.09	-
Tier 2	10.14	-	10.88	-	12.77	-	12.99	-
Tier 3	10.22	-	10.96	-	12.87	-	13.09	-
MassMutual Capital VantageSM
Tier 1	10.21	-	10.95	-	12.86	-	13.08	-
Tier 2	10.28	-	11.04	-	12.96	-	13.18	-
Tier 3	10.11	-	10.84	-	12.73	-	12.95	-
Tier 4	10.21	-	10.95	-	12.86	-	13.08	-
Tier 5	10.18	-	10.93	-	12.83	-	13.05	-
Tier 6	10.28	-	11.04	-	12.96	-	13.18	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
ASSETS
Investments
Number of shares	188,173,374	2,804,815	2,968,751	1,742,137	7,701,150	1,130,224	1,187,379	9,483,216

Identified cost	$2,036,734,162	$27,503,372	$26,743,700	$16,675,408	$115,328,010	$16,035,623	$19,236,909	$100,634,101

Value	$2,047,326,305	$27,262,802	$30,564,399	$17,644,230	$115,336,585	$16,123,958	$19,508,634	$132,670,187
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-

Total assets	2,047,326,305	27,262,802	30,564,399	17,644,230	115,336,585	16,123,958	19,508,634	132,670,187

LIABILITIES
Annuitant mortality fluctuation reserve	-	112	223	-	3,404	-	-	1,970
Payable to Massachusetts Mutual Life Insurance Company	594	92	235	15	281	26	132	237

Total liabilities	594	204	458	15	3,685	26	132	2,207

NET ASSETS	$2,047,325,711	$27,262,598	$30,563,941	$17,644,215	$115,332,900	$16,123,932	$19,508,502	$132,667,980

Net Assets:
Accumulation units – value	$1,905,196,837	$21,510,783	$30,327,561	$13,370,340	$112,579,897	$13,522,562	$13,837,591	$129,500,292
Contracts in payout (annuitization) period	142,128,874	5,751,815	236,380	4,273,875	2,753,003	2,601,370	5,670,911	3,167,688

Net assets	$2,047,325,711	$27,262,598	$30,563,941	$17,644,215	$115,332,900	$16,123,932	$19,508,502	$132,667,980

Outstanding units
Contract owners	131,309,540	2,599,515	1,054,841	855,645	3,752,747	646,706	891,099	4,849,266

UNIT VALUE
Panorama Premier	$-	$10.55	$35.49	$-	$36.84	$-	$-	$35.68
Panorama Passage®
Tier 1	-	10.48	32.03	-	32.61	-	-	35.21
Tier 2	-	10.35	31.29	-	31.85	-	-	34.39
Tier 3	-	10.68	33.53	-	34.13	-	-	36.52
Tier 4	-	10.47	32.27	-	32.85	-	-	35.16
MassMutual Artistry	-	10.73	30.72	-	23.14	-	29.31	36.85
MassMutual Transitions®
Custom Plan	-	10.92	29.64	-	35.73	-	-	38.11
Package Plan I	-	10.92	29.64	-	35.73	-	-	38.11
Package Plan II	-	10.63	28.07	-	33.83	-	-	36.20
Package Plan III	-	10.43	26.99	-	32.54	-	-	34.90

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	$-	$10.43	$23.76	$-	$26.91	$-	$28.39	$25.06
Tier 2	-	10.12	22.48	-	25.46	-	27.42	23.71
Tier 3	-	9.93	21.72	-	24.60	-	26.83	22.90
Tier 4	-	10.12	22.45	-	25.42	-	27.42	23.67
Tier 5	-	9.81	21.24	-	24.06	-	26.49	22.40
Tier 6	-	9.63	20.52	-	23.24	-	25.92	21.64
Tier 7	-	10.04	22.23	-	25.18	-	27.18	23.44
Tier 8	-	9.74	21.00	-	23.79	-	26.26	22.14
Tier 9	14.68	9.89	-	21.28	-	24.14	26.72	-
Tier 10	15.43	10.27	-	22.75	-	25.81	27.90	-
Tier 11	14.11	9.59	-	20.10	-	22.81	25.81	-
Tier 12	14.87	9.96	-	21.92	-	24.86	26.95	-
Tier 13	13.63	9.26	-	19.42	-	22.03	24.93	-
Tier 14	14.19	9.55	-	20.56	-	23.32	25.81	-
MassMutual RetireEase SelectSM
Tier 1	-	-	18.04	-	19.04	-	-	16.58
Tier 2	-	-	19.02	-	20.08	-	-	17.48
MassMutual Transitions SelectSM
Tier 1	-	10.76	27.65	-	32.53	-	29.39	27.18
Tier 2	16.36	10.76	-	26.96	-	31.78	29.39	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	11.50	10.08	-	13.03	-	13.09	13.70	-
Tier 2	11.41	10.00	-	12.93	-	12.99	13.60	-
Tier 3	11.50	10.08	-	13.03	-	13.09	13.70	-
MassMutual Capital VantageSM
Tier 1	11.49	10.07	-	13.01	-	13.07	13.69	-
Tier 2	11.58	10.14	-	13.11	-	13.17	13.79	-
Tier 3	11.38	9.97	-	12.89	-	12.94	13.56	-
Tier 4	11.49	10.07	-	13.01	-	13.07	13.69	-
Tier 5	11.46	10.04	-	12.99	-	13.04	13.66	-
Tier 6	11.58	10.14	-	13.11	-	13.17	13.79	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account
	(Service Class)	(Service Class I)				(Service)	(Non-Service)	(Service)
ASSETS
Investments
Number of shares	1,615,850	42,277	1,154,518	1,943,199	67,090,222	248,700	3,503,197	4,969

Identified cost	$19,945,688	$394,632	$11,077,768	$20,140,372	$67,058,789	$13,360,774	$162,435,327	$53,543

Value	$22,379,517	$485,763	$13,380,860	$19,956,658	$67,090,221	$13,651,166	$195,128,091	$78,059
Dividends receivable	-	-	-	-	2	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-

Total assets	22,379,517	485,763	13,380,860	19,956,658	67,090,223	13,651,166	195,128,091	78,059

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	2,202	-	3,767	-
Payable to Massachusetts Mutual Life Insurance Company	23	-	135	94	269	18	257	23

Total liabilities	23	-	135	94	2,471	18	4,024	23

NET ASSETS	$22,379,494	$485,763	$13,380,725	$19,956,564	$67,087,752	$13,651,148	$195,124,067	$78,036

Net Assets:
Accumulation units – value	$19,821,882	$-	$10,701,006	$15,220,735	$59,743,258	$13,651,148	$191,314,026	$78,036
Contracts in payout (annuitization) period	2,557,612	485,763	2,679,719	4,735,829	7,344,494	-	3,810,041	-

Net assets	$22,379,494	$485,763	$13,380,725	$19,956,564	$67,087,752	$13,651,148	$195,124,067	$78,036

Outstanding units
Contract owners	962,628	37,834	1,061,488	1,912,466	7,302,616	636,528	8,824,152	5,979

UNIT VALUE
Panorama Premier	$-	$-	$-	$10.45	$8.91	$-	$21.22	$-
Panorama Passage®
Tier 1	-	-	-	10.39	8.83	-	21.25	-
Tier 2	-	-	-	10.30	8.69	-	20.76	-
Tier 3	-	-	-	10.54	9.05	-	22.25	-
Tier 4	-	-	-	10.39	8.82	-	21.41	-
MassMutual Artistry	-	-	15.34	10.58	9.11	-	15.53	-
MassMutual Transitions®
Custom Plan	-	-	-	10.72	9.32	-	23.59	-
Package Plan I	-	-	-	10.72	9.32	-	23.59	-
Package Plan II	-	-	-	10.51	9.00	-	22.34	-
Package Plan III	-	-	-	10.36	8.78	-	21.48	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account
	(Service Class)	(Service Class I)				(Service)	(Non-Service)	(Service)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	$-	$-	$12.09	$10.36	$8.78	$-	$20.18	$-
Tier 2	-	-	11.65	10.13	8.44	-	19.09	-
Tier 3	-	-	11.38	9.99	8.23	-	18.44	-
Tier 4	-	-	11.65	10.13	8.44	-	19.06	-
Tier 5	-	-	11.22	9.90	8.11	-	18.04	-
Tier 6	-	-	10.97	9.76	7.91	-	17.42	-
Tier 7	-	-	11.54	10.07	8.35	-	18.88	-
Tier 8	-	-	11.12	9.84	8.03	-	17.83	-
Tier 9	22.48	-	11.33	9.96	8.20	18.10	-	11.52
Tier 10	24.03	-	11.87	10.24	8.62	19.35	-	12.31
Tier 11	21.23	-	10.92	9.73	7.88	17.10	-	10.88
Tier 12	23.15	-	11.44	10.01	8.30	18.64	-	11.86
Tier 13	20.51	-	10.55	9.49	7.61	16.52	-	-
Tier 14	21.72	-	10.95	9.71	7.92	17.49	-	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	9.10	-	16.38	-
Tier 2	-	-	-	-	9.24	-	17.27	-
MassMutual Transitions SelectSM
Tier 1	-	-	12.55	10.60	9.14	-	23.14	-
Tier 2	26.55	-	12.55	10.60	9.14	22.60	-	13.95
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	8.96	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	9.18	-	-	-
MassMutual Transitions SelectSM II
Tier 1	13.27	-	13.15	10.14	9.77	-	-	-
Tier 2	13.17	-	13.05	10.06	9.69	-	-	-
Tier 3	13.27	-	13.15	10.14	9.77	-	-	-
MassMutual Capital VantageSM
Tier 1	13.26	12.74	13.13	10.12	9.76	-	-	-
Tier 2	13.36	12.84	13.23	10.20	9.83	-	-	-
Tier 3	13.13	12.62	13.00	10.03	9.66	-	-	-
Tier 4	13.26	12.74	13.13	10.12	9.76	-	-	-
Tier 5	13.23	12.72	13.10	10.10	9.73	-	-	-
Tier 6	13.36	12.84	13.23	10.20	9.83	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
ASSETS
Investments
Number of shares	509,784	137,311	1,548,471	1,390,863	4,526,827	229,032	14,292,549	41,294,943

Identified cost	$6,065,318	$9,765,483	$86,881,089	$51,017,291	$139,595,558	$2,280,104	$77,355,922	$218,462,060

Value	$8,115,765	$10,967,056	$130,396,751	$65,203,678	$214,662,152	$2,246,806	$75,321,730	$211,843,059
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-

Total assets	8,115,765	10,967,056	130,396,751	65,203,678	214,662,152	2,246,806	75,321,730	211,843,059

LIABILITIES
Annuitant mortality fluctuation reserve	1,166	-	2,691	-	5,567	-	-	6,399
Payable to Massachusetts Mutual Life Insurance Company	216	17	261	52	307	53	37	375

Total liabilities	1,382	17	2,952	52	5,874	53	37	6,774

NET ASSETS	$8,114,383	$10,967,039	$130,393,799	$65,203,626	$214,656,278	$2,246,753	$75,321,693	$211,836,285

Net Assets:
Accumulation units – value	$8,075,514	$8,748,868	$127,550,323	$56,986,180	$210,746,036	$1,369,490	$69,357,517	$207,938,065
Contracts in payout (annuitization) period	38,869	2,218,171	2,843,476	8,217,446	3,910,242	877,263	5,964,176	3,898,220

Net assets	$8,114,383	$10,967,039	$130,393,799	$65,203,626	$214,656,278	$2,246,753	$75,321,693	$211,836,285

Outstanding units
Contract owners	534,403	531,806	5,478,879	2,668,038	7,226,325	232,850	4,881,261	12,240,624

UNIT VALUE
Panorama Premier	$14.81	$-	$18.77	$-	$36.95	$-	$-	$21.90
Panorama Passage®
Tier 1	14.58	-	18.53	-	36.48	-	-	21.43
Tier 2	14.24	-	18.10	-	35.64	-	-	20.93
Tier 3	15.24	-	19.40	-	38.18	-	-	22.43
Tier 4	14.67	-	18.67	-	36.76	-	-	21.59
MassMutual Artistry	14.91	-	10.36	-	25.50	9.55	-	21.70
MassMutual Transitions®
Custom Plan	16.22	-	26.22	-	32.94	9.63	-	21.27
Package Plan I	16.22	-	26.22	-	32.94	9.63	-	21.27
Package Plan II	15.36	-	24.83	-	31.19	9.51	-	20.14
Package Plan III	14.77	-	23.88	-	30.00	9.42	-	19.37

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	$12.84	$-	$22.95	$-	$25.83	$9.42	$-	$15.99
Tier 2	12.15	-	21.71	-	24.44	9.28	-	15.13
Tier 3	11.74	-	20.97	-	23.61	9.20	-	14.62
Tier 4	12.13	-	21.68	-	24.41	9.28	-	15.11
Tier 5	11.48	-	20.51	-	23.09	9.15	-	14.30
Tier 6	11.09	-	19.81	-	22.31	9.06	-	13.81
Tier 7	12.01	-	21.47	-	24.17	9.25	-	14.96
Tier 8	11.35	-	20.28	-	22.83	9.11	-	14.14
Tier 9	-	20.58	-	23.18	-	9.18	14.32	-
Tier 10	-	22.00	-	24.77	-	9.35	15.31	-
Tier 11	-	19.44	-	21.89	-	9.05	13.53	-
Tier 12	-	21.19	-	23.87	-	9.21	14.75	-
Tier 13	-	18.78	-	21.15	-	8.90	13.07	-
Tier 14	-	19.88	-	22.39	-	9.03	13.84	-
MassMutual RetireEase SelectSM
Tier 1	10.16	-	16.85	-	16.25	-	-	13.27
Tier 2	10.71	-	17.76	-	17.13	-	-	13.99
MassMutual Transitions SelectSM
Tier 1	14.28	-	26.07	-	30.33	9.56	-	16.83
Tier 2	-	25.46	-	29.63	-	9.56	16.42	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	12.76	-	12.89	-	9.88	10.68	-
Tier 2	-	12.67	-	12.79	-	9.80	10.60	-
Tier 3	-	12.76	-	12.89	-	9.88	10.68	-
MassMutual Capital VantageSM
Tier 1	-	12.75	-	12.88	-	9.86	10.66	-
Tier 2	-	12.85	-	12.98	-	9.94	10.75	-
Tier 3	-	12.63	-	12.75	-	9.77	10.56	-
Tier 4	-	12.75	-	12.88	-	9.86	10.66	-
Tier 5	-	12.72	-	12.85	-	9.84	10.64	-
Tier 6	-	12.85	-	12.98	-	9.94	10.75	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	Oppenheimer Government Money Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Total Return Bond Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
		(Service)	(Non-Service)	(Service)	(Non-Service)
ASSETS
Investments
Number of shares	7,892,346	10,574,083	15,786,798	464,671	1,096,351	308,282	1,644,380	1,456,528

Identified cost	$7,892,346	$24,688,956	$31,464,652	$13,421,148	$26,242,406	$2,579,654	$15,317,861	$17,096,133

Value	$7,892,346	$28,550,023	$40,887,807	$14,827,652	$35,357,308	$2,413,850	$11,905,317	$18,104,642
Dividends receivable	2,455	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-

Total assets	7,894,801	28,550,023	40,887,807	14,827,652	35,357,308	2,413,850	11,905,317	18,104,642

LIABILITIES
Annuitant mortality fluctuation reserve	4,467	-	593	-	1,357	-	109	98
Payable to Massachusetts Mutual Life Insurance Company	152	25	227	34	203	10	235	259

Total liabilities	4,619	25	820	34	1,560	10	344	357

NET ASSETS	$7,890,182	$28,549,998	$40,886,987	$14,827,618	$35,355,748	$2,413,840	$11,904,973	$18,104,285

Net Assets:
Accumulation units – value	$7,741,271	$25,221,221	$39,784,888	$9,643,953	$35,099,245	$2,413,840	$11,607,411	$17,216,682
Contracts in payout (annuitization) period	148,911	3,328,777	1,102,099	5,183,665	256,503	-	297,562	887,603

Net assets	$7,890,182	$28,549,998	$40,886,987	$14,827,618	$35,355,748	$2,413,840	$11,904,973	$18,104,285

Outstanding units
Contract owners	758,493	1,259,629	1,586,186	811,263	1,485,284	165,749	2,037,819	1,209,503

UNIT VALUE
Panorama Premier	$11.97	$-	$36.40	$-	$20.69	$14.56	$5.77	$14.94
Panorama Passage®
Tier 1	10.30	-	23.46	-	21.07	-	5.70	14.78
Tier 2	10.06	-	22.91	-	20.58	-	5.60	14.51
Tier 3	10.78	-	24.55	-	22.05	-	5.87	15.22
Tier 4	10.37	-	23.63	-	21.23	-	5.70	14.76
MassMutual Artistry	10.47	-	17.36	-	19.18	-	5.92	15.33
MassMutual Transitions®
Custom Plan	10.37	-	28.01	-	26.43	-	6.08	15.74
Package Plan I	10.37	-	28.01	-	26.43	-	6.08	15.74
Package Plan II	9.82	-	26.52	-	25.03	-	5.83	15.11
Package Plan III	9.44	-	25.51	-	24.07	-	5.67	14.68

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	Oppenheimer Government Money Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Total Return Bond Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
		(Service)	(Non-Service)	(Service)	(Non-Service)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	$9.51	$-	$23.49	$-	$22.60	$-	$5.66	$14.67
Tier 2	9.00	-	22.23	-	21.39	-	5.40	14.00
Tier 3	8.70	-	21.47	-	20.66	-	5.25	13.60
Tier 4	8.99	-	22.19	-	21.35	-	5.40	14.00
Tier 5	8.50	-	21.00	-	20.21	-	5.16	13.37
Tier 6	8.21	-	20.29	-	19.52	-	5.01	12.98
Tier 7	8.90	-	21.98	-	21.15	-	5.34	13.85
Tier 8	8.41	-	20.76	-	19.98	-	5.10	13.22
Tier 9	-	21.10	-	20.28	-	-	5.25	13.59
Tier 10	-	22.55	-	21.68	-	-	5.56	14.40
Tier 11	-	19.93	-	19.16	-	-	5.01	12.97
Tier 12	-	21.73	-	20.88	-	-	5.36	13.88
Tier 13	-	19.25	-	18.51	-	-	4.84	12.53
Tier 14	-	20.38	-	19.59	-	-	5.07	13.13
MassMutual RetireEase SelectSM
Tier 1	-	-	12.96	-	16.91	-	5.76	11.92
Tier 2	-	-	13.67	-	17.83	-	6.07	12.57
MassMutual Transitions SelectSM
Tier 1	10.08	-	27.64	-	25.71	-	5.93	15.37
Tier 2	-	27.03	-	25.12	-	-	5.93	15.37
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	11.75	-	12.54	-	-	-	-
Tier 2	-	11.66	-	12.45	-	-	-	-
Tier 3	-	11.75	-	12.54	-	-	-	-
MassMutual Capital VantageSM
Tier 1	-	11.74	-	12.53	-	-	-	-
Tier 2	-	11.83	-	12.62	-	-	-	-
Tier 3	-	11.63	-	12.41	-	-	-	-
Tier 4	-	11.74	-	12.53	-	-	-	-
Tier 5	-	11.71	-	12.50	-	-	-	-
Tier 6	-	11.83	-	12.62	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2017

	BlackRock iShares® Alternative Strategies V.I. Sub-Account	BlackRock iShares® Dynamic Allocation V.I. Sub-Account	BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account	BlackRock iShares® Equity Appreciation V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account
	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)
Investment income
Dividends	$25,742	$14,671	$30,241	$13,266	$2,597,476	$1,105,533	$126,804	$257,345

Expenses
Mortality and expense risk fee and administrative charges	8,571	5,734	12,287	7,432	3,252,002	1,807,423	85,027	234,493

Net Investment income (loss)	17,171	8,937	17,954	5,834	(654,526)	(701,890)	41,777	22,852

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,904	20,933	9,768	30,901	13,132,968	4,121,509	538,160	622,782
Realized gain distribution	-	-	-	-	14,125,327	7,291,934	259,915	592,162

Realized gain (loss)	2,904	20,933	9,768	30,901	27,258,295	11,413,443	798,075	1,214,944

Change in net unrealized appreciation/depreciation of investments	66,382	41,671	2,020	90,432	22,521,213	13,989,535	(294,815)	(101,915)

Net gain (loss) on investments	69,286	62,604	11,788	121,333	49,779,508	25,402,978	503,260	1,113,029

Net increase (decrease) in net assets resulting from operations	86,457	71,541	29,742	127,167	49,124,982	24,701,088	545,037	1,135,881

Capital transactions:
Transfer of net premiums	322,074	482,948	894,897	356,321	4,370,947	19,941,915	298,207	607,201
Transfers due to death benefits	-	-	-	-	(1,972,575)	(502,669)	(38,283)	(390,869)
Transfers due to annuity benefit payments	-	-	-	-	(607,209)	-	(47,412)	-
Transfers due to withdrawal of funds	(11,405)	(29,888)	(117,635)	(10,492)	(28,099,534)	(9,830,761)	(838,475)	(1,460,082)
Transfers due to loans, net of repayments	-	-	-	-	(27,098)	-	2,059	-
Transfers due to cost of insurance	-	-	-	-	(730,272)	(158,196)	(8,088)	(4,260)
Transfers due to contingent deferred sales charges	-	-	-	-	(1,140)	-	(23)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	109,817	-	11,298	-
Transfers between Sub-Accounts and to/from Fixed Account	95,518	(3,940)	(249,614)	(202,469)	(8,415,506)	2,430,650	(41,048)	860,582

Net increase (decrease) in net assets resulting from capital transactions	406,187	449,120	527,648	143,360	(35,372,570)	11,880,939	(661,765)	(387,428)

Total increase (decrease)	492,644	520,661	557,390	270,527	13,752,412	36,582,027	(116,728)	748,453

NET ASSETS, at beginning of the year	555,192	363,359	1,115,162	612,291	256,505,001	118,297,754	7,837,640	16,407,276

NET ASSETS, at end of the year	$1,047,836	$884,020	$1,672,552	$882,818	$270,257,413	$154,879,781	$7,720,912	$17,155,729

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Asset Momentum Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)
Investment income
Dividends	$42,757	$12,283	$-	$-	$177,395	$411,648	$810,785	$17,149

Expenses
Mortality and expense risk fee and administrative charges	136,297	192,490	72,578	109,253	161,373	458,725	1,046,333	12,267

Net Investment income (loss)	(93,540)	(180,207)	(72,578)	(109,253)	16,022	(47,077)	(235,548)	4,882

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	718,656	(835,911)	441,935	129,292	(683,530)	1,053,182	628,596	27,938
Realized gain distribution	593,913	762,127	346,060	457,121	-	2,162,565	5,166,022	127,396

Realized gain (loss)	1,312,569	(73,784)	787,995	586,413	(683,530)	3,215,747	5,794,618	155,334

Change in net unrealized appreciation/depreciation of investments	442,365	2,154,283	1,093,338	1,773,393	2,375,387	2,729,006	7,473,709	175,078

Net gain (loss) on investments	1,754,934	2,080,499	1,881,333	2,359,806	1,691,857	5,944,753	13,268,327	330,412

Net increase (decrease) in net assets resulting from operations	1,661,394	1,900,292	1,808,755	2,250,553	1,707,879	5,897,676	13,032,779	335,294

Capital transactions:
Transfer of net premiums	282,242	427,504	141,586	186,260	771,171	1,920,897	6,282,842	490,308
Transfers due to death benefits	(545,595)	(184,352)	(13,532)	(36,305)	(41,125)	(153,664)	(305,998)	-
Transfers due to annuity benefit payments	(35,794)	-	(10,489)	-	-	-	-	-
Transfers due to withdrawal of funds	(1,227,576)	(1,696,640)	(972,905)	(847,962)	(593,062)	(4,012,517)	(7,325,107)	(35,391)
Transfers due to loans, net of repayments	(7,024)	-	(3,650)	-	-	(53,809)	-	-
Transfers due to cost of insurance	(15,885)	(7,371)	(10,152)	(1,974)	1,485	(103,185)	(76,061)	-
Transfers due to contingent deferred sales charges	(169)	-	(81)	-	-	(561)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	5,672	-	1,957	-	-	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(1,005,733)	(456,100)	577,330	1,084,036	(1,082,750)	(848,530)	4,991,078	(96,363)

Net increase (decrease) in net assets resulting from capital transactions	(2,549,862)	(1,916,959)	(289,936)	384,055	(944,281)	(3,251,369)	3,566,754	358,554

Total increase (decrease)	(888,468)	(16,667)	1,518,819	2,634,608	763,598	2,646,307	16,599,533	693,848

NET ASSETS, at beginning of the year	12,141,263	14,005,123	5,520,565	6,782,767	11,011,299	35,369,015	73,642,938	824,965

NET ASSETS, at end of the year	$11,252,795	$13,988,456	$7,039,384	$9,417,375	$11,774,897	$38,015,322	$90,242,471	$1,518,813

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$2,153,844	$7,790,708	$1,378,253	$1,429,608	$5,982	$-	$1,916,749	$7,118,539

Expenses
Mortality and expense risk fee and administrative charges	1,451,223	6,209,699	775,748	976,705	618,318	811,627	1,084,272	5,035,063

Net Investment income (loss)	702,621	1,581,009	602,505	452,903	(612,336)	(811,627)	832,477	2,083,476

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	735,830	1,778,303	2,034,973	1,173,450	3,007,649	427,502	(2,196,845)	(4,392,177)
Realized gain distribution	4,666,871	19,206,081	2,618,944	2,665,273	4,709,230	5,770,103	2,610,004	10,920,916

Realized gain (loss)	5,402,701	20,984,384	4,653,917	3,838,723	7,716,879	6,197,605	413,159	6,528,739

Change in net unrealized appreciation/depreciation of investments	4,635,111	19,412,757	3,251,109	4,958,625	8,585,636	11,954,509	5,801,978	18,645,783

Net gain (loss) on investments	10,037,812	40,397,141	7,905,026	8,797,348	16,302,515	18,152,114	6,215,137	25,174,522

Net increase (decrease) in net assets resulting from operations	10,740,433	41,978,150	8,507,531	9,250,251	15,690,179	17,340,487	7,047,614	27,257,998

Capital transactions:
Transfer of net premiums	1,120,361	27,640,470	1,010,538	20,629,344	1,039,251	12,488,558	1,735,881	21,986,681
Transfers due to death benefits	(3,427,135)	(3,090,530)	(718,709)	(1,002,064)	(387,027)	(168,986)	(1,759,843)	(2,220,623)
Transfers due to annuity benefit payments	(3,510)	-	(163,826)	-	(83,335)	-	(76)	-
Transfers due to withdrawal of funds	(11,260,125)	(41,967,398)	(6,975,139)	(4,307,721)	(6,688,125)	(4,299,602)	(11,522,384)	(34,354,687)
Transfers due to loans, net of repayments	32,451	-	(3,776)	-	(22,891)	-	783	-
Transfers due to cost of insurance	(730,427)	(2,367,033)	(102,150)	(51,787)	(94,224)	(52,259)	(546,631)	(1,737,212)
Transfers due to contingent deferred sales charges	-	-	(957)	-	(380)	-	(6)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	869	-	36,126	-	20,296	-	86	-
Transfers between Sub-Accounts and to/from Fixed Account	5,613,397	(1,265,877)	11,841	3,583,834	(22,337)	4,364,693	(1,098,965)	(6,414,958)

Net increase (decrease) in net assets resulting from capital transactions	(8,654,119)	(21,050,368)	(6,906,052)	18,851,606	(6,238,772)	12,332,404	(13,191,155)	(22,740,799)

Total increase (decrease)	2,086,314	20,927,782	1,601,479	28,101,857	9,451,407	29,672,891	(6,143,541)	4,517,199

NET ASSETS, at beginning of the year	110,199,123	438,781,835	64,599,999	60,017,383	47,571,672	47,399,149	91,123,910	364,206,497

NET ASSETS, at end of the year	$112,285,437	$459,709,617	$66,201,478	$88,119,240	$57,023,079	$77,072,040	$84,980,369	$368,723,696

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

	MML Core Allocation Sub-Account	MML Dynamic Bond Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account
		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)
Investment income
Dividends	$14,451,070	$119,270	$496,611	$1,449,726	$4,047,948	$1,575,413	$419,103	$395,720

Expenses
Mortality and expense risk fee and administrative charges	14,261,047	41,263	333,305	1,184,270	2,351,493	1,058,029	593,629	596,994

Net Investment income (loss)	190,023	78,007	163,306	265,456	1,696,455	517,384	(174,526)	(201,274)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	26,125,022	3,917	1,354,981	3,717,213	10,024,194	2,792,338	6,600,402	1,799,763
Realized gain distribution	70,298,065	12,011	186,898	613,144	12,264,200	5,273,575	1,144,067	1,247,273

Realized gain (loss)	96,423,087	15,928	1,541,879	4,330,357	22,288,394	8,065,913	7,744,469	3,047,036

Change in net unrealized appreciation/depreciation of investments	30,878,682	1,438	1,976,271	6,804,247	2,360,232	2,341,750	484,440	5,222,906

Net gain (loss) on investments	127,301,769	17,366	3,518,150	11,134,604	24,648,626	10,407,663	8,228,909	8,269,942

Net increase (decrease) in net assets resulting from operations	127,491,792	95,373	3,681,456	11,400,060	26,345,081	10,925,047	8,054,383	8,068,668

Capital transactions:
Transfer of net premiums	67,427,092	1,448,362	311,255	10,937,544	2,155,358	5,768,579	290,384	1,432,324
Transfers due to death benefits	(5,489,299)	-	(146,603)	(1,041,780)	(1,480,888)	(357,141)	(1,053,097)	(77,923)
Transfers due to annuity benefit payments	(19,889)	-	(50,915)	-	(316,108)	-	(244,612)	-
Transfers due to withdrawal of funds	(73,196,464)	(143,376)	(2,474,505)	(6,373,554)	(21,511,914)	(5,143,648)	(6,373,329)	(2,568,120)
Transfers due to loans, net of repayments	(80,018)	-	2,224	-	(768)	-	1,190	-
Transfers due to cost of insurance	(6,549,644)	-	(62,273)	(416,757)	(618,977)	(389,837)	(24,269)	(187,884)
Transfers due to contingent deferred sales charges	-	-	(189)	-	(224)	-	(182)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	2,264	-	18,533	-	75,831	-	30,210	-
Transfers between Sub-Accounts and to/from Fixed Account	40,711,529	207,084	(568,546)	(1,734,926)	(7,000,378)	(2,264,135)	(2,974,713)	(108,498)

Net increase (decrease) in net assets resulting from capital transactions	22,805,571	1,512,070	(2,971,019)	1,370,527	(28,698,068)	(2,386,182)	(10,348,418)	(1,510,101)

Total increase (decrease)	150,297,363	1,607,443	710,437	12,770,587	(2,352,987)	8,538,865	(2,294,035)	6,558,567

NET ASSETS, at beginning of the year	932,979,667	2,803,633	27,122,827	82,044,629	194,949,078	77,668,627	46,624,051	42,156,829

NET ASSETS, at end of the year	$1,083,277,030	$4,411,076	$27,833,264	$94,815,216	$192,596,091	$86,207,492	$44,330,016	$48,715,396

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

	MML Equity Rotation Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account
	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)
Investment income
Dividends	$6,651	$195,063	$3,331,805	$200,743	$52,353	$184,295	$77,883	$158,628

Expenses
Mortality and expense risk fee and administrative charges	8,064	98,101	2,062,113	142,473	62,936	128,974	72,474	196,873

Net Investment income (loss)	(1,413)	96,962	1,269,692	58,270	(10,583)	55,321	5,409	(38,245)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	11,488	(150,107)	5,360,178	118,612	(95,152)	(9,217)	458,273	438,423
Realized gain distribution	59,103	1,474,056	-	-	563,737	742,780	506,373	1,168,589

Realized gain (loss)	70,591	1,323,949	5,360,178	118,612	468,585	733,563	964,646	1,607,012

Change in net unrealized appreciation/depreciation of investments	131,547	(40,683)	23,047,494	1,772,720	690,167	497,567	332,591	1,268,298

Net gain (loss) on investments	202,138	1,283,266	28,407,672	1,891,332	1,158,752	1,231,130	1,297,237	2,875,310

Net increase (decrease) in net assets resulting from operations	200,725	1,380,228	29,677,364	1,949,602	1,148,169	1,286,451	1,302,646	2,837,065

Capital transactions:
Transfer of net premiums	703,072	1,804,876	1,506,853	684,149	1,670,170	2,836,731	92,887	2,014,143
Transfers due to death benefits	-	(12,254)	(1,096,347)	(9,998)	-	(51,851)	(5,075)	(25,269)
Transfers due to annuity benefit payments	-	-	(288,917)	-	(1,224)	-	(36,504)	-
Transfers due to withdrawal of funds	(10,541)	(656,736)	(19,397,971)	(1,152,574)	(319,458)	(730,902)	(799,118)	(1,132,625)
Transfers due to loans, net of repayments	-	498	(1,314)	-	(561)	(1,947)	-	-
Transfers due to cost of insurance	-	1,187	(612,365)	(27,476)	(77)	1,095	(20,404)	(49,942)
Transfers due to contingent deferred sales charges	-	-	(103)	-	-	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	70,276	-	472	-	9,670	-
Transfers between Sub-Accounts and to/from Fixed Account	76,863	361,997	(6,096,580)	(189,996)	(25,989)	226,192	104,124	222,689

Net increase (decrease) in net assets resulting from capital transactions	769,394	1,499,568	(25,916,468)	(695,895)	1,323,333	2,279,318	(654,420)	1,028,996

Total increase (decrease)	970,119	2,879,796	3,760,896	1,253,707	2,471,502	3,565,769	648,226	3,866,061

NET ASSETS, at beginning of the year	316,663	6,163,329	156,153,111	10,230,593	4,030,111	8,339,048	5,876,396	12,126,653

NET ASSETS, at end of the year	$1,286,782	$9,043,125	$159,914,007	$11,484,300	$6,501,613	$11,904,817	$6,524,622	$15,992,714

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$42,983	$460,550	$702,292	$208,011	$8,590,211	$13,200,957	$2,215,601	$437,325

Expenses
Mortality and expense risk fee and administrative charges	45,809	2,078,879	808,155	345,703	7,455,068	13,032,482	407,653	303,899

Net Investment income (loss)	(2,826)	(1,618,329)	(105,863)	(137,692)	1,135,143	168,475	1,807,948	133,426

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	108,902	4,821,576	4,215,904	1,807,316	2,958,424	33,557,003	(292,783)	1,029,819
Realized gain distribution	273,713	13,903,581	-	-	39,455,994	71,929,530	-	1,817,384

Realized gain (loss)	382,615	18,725,157	4,215,904	1,807,316	42,414,418	105,486,533	(292,783)	2,847,203

Change in net unrealized appreciation/depreciation of investments	335,743	18,153,941	11,314,734	3,551,179	34,771,840	34,335,812	346,790	988,719

Net gain (loss) on investments	718,358	36,879,098	15,530,638	5,358,495	77,186,258	139,822,345	54,007	3,835,922

Net increase (decrease) in net assets resulting from operations	715,532	35,260,769	15,424,775	5,220,803	78,321,401	139,990,820	1,861,955	3,969,348

Capital transactions:
Transfer of net premiums	180,945	15,086,667	805,059	4,940,943	9,579,587	31,086,357	6,793,045	320,164
Transfers due to death benefits	(28,347)	(2,117,700)	(573,195)	(45,947)	(3,145,986)	(1,246,339)	(218,834)	(230,518)
Transfers due to annuity benefit payments	-	-	(38,931)	-	(76)	(6,917)	(603)	(81,488)
Transfers due to withdrawal of funds	(304,334)	(11,790,761)	(7,627,074)	(1,420,068)	(44,517,098)	(81,654,327)	(2,082,904)	(2,832,104)
Transfers due to loans, net of repayments	728	5,018	(10,454)	-	(72,036)	-	(1,421)	(1,007)
Transfers due to cost of insurance	-	(651,189)	(115,420)	(63,102)	(4,409,401)	(5,822,876)	716	(38,455)
Transfers due to contingent deferred sales charges	(224)	-	(272)	-	(174)	-	-	(563)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	12,755	-	24	-	226	20,991
Transfers between Sub-Accounts and to/from Fixed Account	98,284	(4,765,173)	(1,924,741)	(1,218,439)	(2,892,970)	(2,752,886)	1,168,432	(99,807)

Net increase (decrease) in net assets resulting from capital transactions	(52,948)	(4,233,138)	(9,472,273)	2,193,387	(45,458,130)	(60,396,988)	5,658,657	(2,942,787)

Total increase (decrease)	662,584	31,027,631	5,952,502	7,414,190	32,863,271	79,593,832	7,520,612	1,026,561

NET ASSETS, at beginning of the year	3,199,295	136,717,100	72,981,281	23,199,559	556,965,915	1,001,300,773	26,901,271	26,577,770

NET ASSETS, at end of the year	$3,861,879	$167,744,731	$78,933,783	$30,613,749	$589,829,186	$1,080,894,605	$34,421,883	$27,604,331

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account
	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$355,159	$5,632,081	$1,450,545	$490,984	$36,165	$60,294	$12,785	$4,659,538

Expenses
Mortality and expense risk fees and administrative charges	309,504	2,192,024	633,977	801,420	24,725	173,542	69,741	1,823,724

Net Investment income (loss)	45,655	3,440,057	816,568	(310,436)	11,440	(113,248)	(56,956)	2,835,814

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	632,267	(2,197,632)	(1,098,174)	618,323	69,698	354,794	(85,550)	(623,340)
Realized gain distribution	1,661,119	-	-	4,992,546	-	4,027,864	1,411,659	-

Realized gain (loss)	2,293,386	(2,197,632)	(1,098,174)	5,610,869	69,698	4,382,658	1,326,109	(623,340)

Change in net unrealized appreciation/depreciation of investments	1,163,944	1,963,397	1,023,880	10,144,773	368,645	216,574	69,196	2,777,196

Net gain (loss) on investments	3,457,330	(234,235)	(74,294)	15,755,642	438,343	4,599,232	1,395,305	2,153,856

Net increase (decrease) in net assets resulting from operations	3,502,985	3,205,822	742,274	15,445,206	449,783	4,485,984	1,338,349	4,989,670

Capital transactions:
Transfer of net premiums	4,535,441	1,707,103	3,615,594	2,872,997	1,576,359	253,573	1,779,463	1,916,428
Transfers due to death benefits	(104,758)	(1,751,891)	(198,051)	(484,716)	-	(245,277)	(15,686)	(1,572,160)
Transfers due to annuity benefit payments	-	(319,754)	-	-	-	(6,175)	-	(256,882)
Transfers due to withdrawal of funds	(1,515,517)	(20,914,151)	(5,315,076)	(4,403,714)	(120,887)	(1,748,270)	(438,753)	(17,262,985)
Transfers due to loans, net of repayments	-	5,408	-	(10,747)	-	(14,136)	-	1,223
Transfers due to cost of insurance	(35,637)	(625,518)	(125,257)	(270,895)	(175)	(21,663)	(4,534)	(445,899)
Transfers due to contingent deferred sales charges	-	(51)	-	-	-	(167)	-	(249)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	67,840	-	-	-	1,719	-	64,800
Transfers between Sub-Accounts and to/from Fixed Account	685,319	16,606,545	371,251	(749,789)	1,017,957	(447,593)	1,242,903	8,523,124

Net increase (decrease) in net assets resulting from capital transactions	3,564,848	(5,224,469)	(1,651,539)	(3,046,864)	2,473,254	(2,227,989)	2,563,393	(9,032,600)

Total increase (decrease)	7,067,833	(2,018,647)	(909,265)	12,398,342	2,923,037	2,257,995	3,901,742	(4,042,930)

NET ASSETS, at beginning of the year	20,617,145	168,517,535	47,031,894	52,316,709	931,432	15,027,089	3,605,074	147,103,492

NET ASSETS, at end of the year	$27,684,978	$166,498,888	$46,122,629	$64,715,051	$3,854,469	$17,285,084	$7,506,816	$143,060,562

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$7,982,730	$1,585,956	$348,003	$29,189	$-	$2,733,174	$656,987	$6,322,416

Expenses
Mortality and expense risk fees and administrative charges	3,660,150	1,604,608	451,573	962,866	1,095,016	2,173,181	624,380	4,439,468

Net Investment income (loss)	4,322,580	(18,652)	(103,570)	(933,677)	(1,095,016)	559,993	32,607	1,882,948

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(968,962)	1,187,577	75,961	4,214,998	1,301,781	10,367,677	216,600	8,188,280
Realized gain distribution	-	-	-	7,996,932	8,306,713	10,490,189	2,878,531	16,603,719

Realized gain (loss)	(968,962)	1,187,577	75,961	12,211,930	9,608,494	20,857,866	3,095,131	24,791,999

Change in net unrealized appreciation/depreciation of investments	4,690,991	8,098,608	2,372,343	6,267,107	7,997,597	(4,059,347)	1,333,522	13,124,911

Net gain (loss) on investments	3,722,029	9,286,185	2,448,304	18,479,037	17,606,091	16,798,519	4,428,653	37,916,910

Net increase (decrease) in net assets resulting from operations	8,044,609	9,267,533	2,344,734	17,545,360	16,511,075	17,358,512	4,461,260	39,799,858

Capital transactions:
Transfer of net premiums	18,459,301	1,318,549	1,024,660	1,433,087	9,773,592	2,027,824	6,307,993	4,668,991
Transfers due to death benefits	(2,039,960)	(875,800)	(83,245)	(1,311,373)	(536,061)	(1,727,166)	(430,658)	(4,543,640)
Transfers due to annuity benefit payments	-	(214,319)	-	(156,183)	-	(312,200)	-	(76)
Transfers due to withdrawal of funds	(20,437,840)	(14,788,429)	(2,449,382)	(8,806,714)	(6,094,267)	(20,295,815)	(3,381,651)	(33,827,743)
Transfers due to loans, net of repayments	-	(11,123)	-	(25,540)	-	(10,679)	-	(10,004)
Transfers due to cost of insurance	(1,489,822)	(488,338)	(164,170)	(118,982)	(220,189)	(530,545)	(132,928)	(2,509,252)
Transfers due to contingent deferred sales charges	(66)	(377)	-	(1,357)	-	(1,453)	-	(7)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	43,946	-	25,946	-	69,945	-	24
Transfers between Sub-Accounts and to/from Fixed Account	15,705,746	4,717,163	456,572	(959,880)	481,649	(3,304,038)	(1,234,045)	(3,284,309)

Net increase (decrease) in net assets resulting from capital transactions	10,197,359	(10,298,728)	(1,215,565)	(9,920,996)	3,404,724	(24,084,127)	1,128,711	(39,506,016)

Total increase (decrease)	18,241,968	(1,031,195)	1,129,169	7,624,364	19,915,799	(6,725,615)	5,589,971	293,842

NET ASSETS, at beginning of the year	255,334,043	125,435,320	32,568,807	79,181,316	71,215,184	184,615,243	44,150,408	351,322,644

NET ASSETS, at end of the year	$273,576,011	$124,404,125	$33,697,976	$86,805,680	$91,130,983	$177,889,628	$49,740,379	$351,616,486

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$31,997,618	$667,553	$253,562	$104,656	$-	$-	$78,650	$642,817

Expenses
Mortality and expense risk fees and administrative charges	27,460,905	357,001	342,142	204,064	1,450,172	182,681	211,130	1,617,188

Net Investment income (loss)	4,536,713	310,552	(88,580)	(99,408)	(1,450,172)	(182,681)	(132,480)	(974,371)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	52,236,776	(87,035)	1,277,728	83,801	(3,542,379)	(835,707)	(593,375)	15,394,746
Realized gain distribution	96,727,406	-	1,144,490	601,488	4,352,432	591,748	1,932,388	7,784,954

Realized gain (loss)	148,964,182	(87,035)	2,422,218	685,289	810,053	(243,959)	1,339,013	23,179,700

Change in net unrealized appreciation/depreciation of investments	65,597,578	28,820	1,429,522	1,203,539	22,664,984	3,172,851	474,600	(7,381,470)

Net gain (loss) on investments	214,561,760	(58,215)	3,851,740	1,888,828	23,475,037	2,928,892	1,813,613	15,798,230

Net increase (decrease) in net assets resulting from operations	219,098,473	252,337	3,763,160	1,789,420	22,024,865	2,746,211	1,681,133	14,823,859

Capital transactions:
Transfer of net premiums	77,900,716	6,638,487	608,885	3,210,578	1,221,304	1,737,659	4,208,218	1,552,241
Transfers due to death benefits	(8,235,468)	(537,412)	(349,390)	(83,325)	(587,227)	(75,420)	(95,734)	(859,056)
Transfers due to annuity benefit payments	-	(542)	(17,040)	-	(196,397)	-	-	(237,475)
Transfers due to withdrawal of funds	(171,483,461)	(4,059,475)	(3,425,356)	(956,303)	(13,725,247)	(1,193,103)	(1,241,018)	(15,075,698)
Transfers due to loans, net of repayments	-	(330)	(10,234)	-	(5,021)	-	(4,763)	(6,145)
Transfers due to cost of insurance	(12,469,814)	3,344	(38,018)	(9,269)	(419,326)	(25,723)	(10,375)	(439,673)
Transfers due to contingent deferred sales charges	-	-	(304)	-	(207)	-	-	(38)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	209	5,296	-	40,822	-	-	55,321
Transfers between Sub-Accounts and to/from Fixed Account	(27,045,100)	(2,138,063)	(851,344)	413,642	(7,381,121)	(34,206)	665,665	(5,309,080)

Net increase (decrease) in net assets resulting from capital transactions	(141,333,127)	(93,782)	(4,077,505)	2,575,323	(21,052,420)	409,207	3,521,993	(20,319,603)

Total increase (decrease)	77,765,346	158,555	(314,345)	4,364,743	972,445	3,155,418	5,203,126	(5,495,744)

NET ASSETS, at beginning of the year	1,969,560,365	27,104,043	30,878,286	13,279,472	114,360,455	12,968,514	14,305,376	138,163,724

NET ASSETS, at end of the year	$2,047,325,711	$27,262,598	$30,563,941	$17,644,215	$115,332,900	$16,123,932	$19,508,502	$132,667,980

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account
	(Service Class)	(Service Class I)				(Service)	(Non-Service)	(Service)
Investment income
Dividends	$60,317	$-	$-	$336,135	$245,137	$1,171	$456,078	$1,309

Expenses
Mortality and expense risk fees and administrative charges	266,248	3,969	145,173	229,162	815,601	170,781	2,401,482	1,123

Net Investment income (loss)	(205,931)	(3,969)	(145,173)	106,973	(570,464)	(169,610)	(1,945,404)	186

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	693,704	4,328	121,736	(62,215)	21,054	104,873	16,099,724	3,647
Realized gain distribution	1,233,401	-	-	-	759	1,165,048	17,363,772	-

Realized gain (loss)	1,927,105	4,328	121,736	(62,215)	21,813	1,269,921	33,463,496	3,647

Change in net unrealized appreciation/depreciation of investments	579,628	62,643	3,088,519	206,634	(21,675)	1,684,690	11,829,590	1,715

Net gain (loss) on investments	2,506,733	66,971	3,210,255	144,419	138	2,954,611	45,293,086	5,362

Net increase (decrease) in net assets resulting from operations	2,300,802	63,002	3,065,082	251,392	(570,326)	2,785,001	43,347,682	5,548

Capital transactions:
Transfer of net premiums	2,297,584	166,904	1,463,786	3,249,726	8,467,050	491,618	1,935,169	-
Transfers due to death benefits	(88,882)	-	(41,662)	(75,242)	(578,288)	(6,383)	(1,633,073)	-
Transfers due to annuity benefit payments	-	-	-	-	(63,140)	-	(287,910)	-
Transfers due to withdrawal of funds	(1,446,401)	(3,979)	(1,141,933)	(1,865,198)	(13,686,213)	(998,931)	(22,679,826)	(12,303)
Transfers due to loans, net of repayments	-	-	(6,794)	(5,217)	21,997	-	(2,277)	-
Transfers due to cost of insurance	(35,350)	-	(17,038)	(1,077)	(97,021)	(16,200)	(640,369)	4
Transfers due to contingent deferred sales charges	-	-	-	-	(1,055)	-	(339)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	16,571	-	60,290	-
Transfers between Sub-Accounts and to/from Fixed Account	(212,640)	(1,447)	1,075,863	940,043	918,502	(110,991)	(6,858,876)	-

Net increase (decrease) in net assets resulting from capital transactions	514,311	161,478	1,332,222	2,243,035	(5,001,597)	(640,887)	(30,107,211)	(12,299)

Total increase (decrease)	2,815,113	224,480	4,397,304	2,494,427	(5,571,923)	2,144,114	13,240,471	(6,751)

NET ASSETS, at beginning of the year	19,564,381	261,283	8,983,421	17,462,137	72,659,675	11,507,034	181,883,596	84,787

NET ASSETS, at end of the year	$22,379,494	$485,763	$13,380,725	$19,956,564	$67,087,752	$13,651,148	$195,124,067	$78,036

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Investment income
Dividends	$165,239	$-	$39,589	$410,815	$1,936,642	$16,165	$1,408,923	$4,980,532

Expenses
Mortality and expense risk fees and administrative charges	94,791	118,056	1,629,434	749,464	2,503,829	26,286	952,638	2,706,555

Net Investment income (loss)	70,448	(118,056)	(1,589,845)	(338,649)	(567,187)	(10,121)	456,285	2,273,977

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	239,598	258,947	16,059,568	1,913,379	17,213,686	(9,510)	(258,766)	(1,159,350)
Realized gain distribution	-	937,876	13,004,862	-	-	-	-	-

Realized gain (loss)	239,598	1,196,823	29,064,430	1,913,379	17,213,686	(9,510)	(258,766)	(1,159,350)

Change in net unrealized appreciation/depreciation of investments	346,399	1,039,066	3,260,147	14,952,373	44,881,897	(3,319)	3,032,349	9,489,626

Net gain (loss) on investments	585,997	2,235,889	32,324,577	16,865,752	62,095,583	(12,829)	2,773,583	8,330,276

Net increase (decrease) in net assets resulting from operations	656,445	2,117,833	30,734,732	16,527,103	61,528,396	(22,950)	3,229,868	10,604,253

Capital transactions:
Transfer of net premiums	9,537	1,537,204	1,167,076	5,296,232	2,489,386	438,645	5,662,988	2,199,391
Transfers due to death benefits	(63,868)	(40,495)	(766,597)	(216,910)	(1,603,075)	-	(220,164)	(2,285,096)
Transfers due to annuity benefit payments	(5,449)	-	(207,937)	-	(291,733)	-	-	(334,616)
Transfers due to withdrawal of funds	(1,151,655)	(576,737)	(15,572,623)	(3,722,810)	(23,216,808)	(106,657)	(5,313,388)	(26,259,857)
Transfers due to loans, net of repayments	2,571	-	(55,999)	-	(8,221)	-	-	(4,378)
Transfers due to cost of insurance	(7,393)	(6,319)	(441,947)	(182,277)	(541,467)	345	(254,585)	(764,001)
Transfers due to contingent deferred sales charges	(123)	-	(241)	-	(749)	-	-	(788)
Transfers due to net charge (credit) to annuitant mortality fluctuation	1,946	-	40,069	-	69,076	-	-	70,290
Transfers between Sub-Accounts and to/from Fixed Account	(204,078)	480,524	(3,732,264)	(328,278)	(14,775,625)	201,080	3,596,793	9,915,854

Net increase (decrease) in net assets resulting from capital transactions	(1,418,512)	1,394,177	(19,570,463)	845,957	(37,879,216)	533,413	3,471,644	(17,463,201)

Total increase (decrease)	(762,067)	3,512,010	11,164,269	17,373,060	23,649,180	510,463	6,701,512	(6,858,948)

NET ASSETS, at beginning of the year	8,876,450	7,455,029	119,229,530	47,830,566	191,007,098	1,736,290	68,620,181	218,695,233

NET ASSETS, at end of the year	$8,114,383	$10,967,039	$130,393,799	$65,203,626	$214,656,278	$2,246,753	$75,321,693	$211,836,285

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

	Oppenheimer Government Money Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Total Return Bond Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
		(Service)	(Non-Service)	(Service)	(Non-Service)
Investment income
Dividends	$31,278	$293,036	$566,736	$130,871	$436,903	$61,196	$1,306,381	$639,540

Expenses
Mortality and expense risk fees and administrative charges	89,842	326,806	463,691	166,752	389,128	32,879	153,010	234,454

Net Investment income (loss)	(58,564)	(33,770)	103,045	(35,881)	47,775	28,317	1,153,371	405,086

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	-	556,663	2,594,815	328,311	1,511,528	(131,862)	(1,834,496)	343,174
Realized gain distribution	-	-	-	214,650	586,172	-	-	-

Realized gain (loss)	-	556,663	2,594,815	542,961	2,097,700	(131,862)	(1,834,496)	343,174

Change in net unrealized appreciation/depreciation of investments	-	5,046,620	5,980,330	1,259,170	2,902,463	184,940	745,384	838,139

Net gain (loss) on investments	-	5,603,283	8,575,145	1,802,131	5,000,163	53,078	(1,089,112)	1,181,313

Net increase (decrease) in net assets resulting from operations	(58,564)	5,569,513	8,678,190	1,766,250	5,047,938	81,395	64,259	1,586,399

Capital transactions:
Transfer of net premiums	927,750	1,954,495	654,355	3,113,868	529,275	-	352,591	536,311
Transfers due to death benefits	(67,855)	(99,132)	(296,956)	(241,674)	(534,707)	(27,284)	(22,744)	(48,119)
Transfers due to annuity benefit payments	(11,667)	-	(82,796)	-	(15,586)	-	(22,618)	(70,541)
Transfers due to withdrawal of funds	(1,091,790)	(1,926,269)	(3,536,806)	(1,105,431)	(3,142,619)	(200,178)	(828,350)	(1,831,804)
Transfers due to loans, net of repayments	-	-	(1,516)	-	22	-	(579)	(2,527)
Transfers due to cost of insurance	21,975	(63,852)	(129,740)	(5,073)	(36,463)	-	(38,385)	(45,699)
Transfers due to contingent deferred sales charges	(166)	-	(241)	-	(426)	(34)	(8)	(18)
Transfers due to net charge (credit) to annuitant mortality fluctuation	2,655	-	14,357	-	1,420	-	4,496	14,918
Transfers between Sub-Accounts and to/from Fixed Account	109,950	1,010,018	(284,761)	728,850	(307,543)	(82,099)	(75,005)	(305,335)

Net increase (decrease) in net assets resulting from capital transactions	(109,148)	875,260	(3,664,104)	2,490,540	(3,506,627)	(309,595)	(630,602)	(1,752,814)

Total increase (decrease)	(167,712)	6,444,773	5,014,086	4,256,790	1,541,311	(228,200)	(566,343)	(166,415)

NET ASSETS, at beginning of the year	8,057,894	22,105,225	35,872,901	10,570,828	33,814,437	2,642,040	12,471,316	18,270,700

NET ASSETS, at end of the year	$7,890,182	$28,549,998	$40,886,987	$14,827,618	$35,355,748	$2,413,840	$11,904,973	$18,104,285

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2016

	BlackRock iShares® Alternative Strategies V.I. Sub-Account	BlackRock iShares® Dynamic Allocation V.I. Sub-Account	BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account	BlackRock iShares® Equity Appreciation V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account
	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)
Investment income
Dividends	$14,338	$6,943	$19,162	$8,867	$2,023,797	$713,299	$99,365	$185,329

Expenses
Mortality and expense risk fees and administrative charges	3,347	2,623	8,076	2,762	3,119,013	1,433,535	81,361	204,734

Net Investment income (loss)	10,991	4,320	11,086	6,105	(1,095,216)	(720,236)	18,004	(19,405)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,026	(1)	1,091	5,468	5,963,373	4,414,463	483,557	747,554
Realized gain distribution	-	-	-	-	20,583,482	8,437,982	-	-

Realized gain (loss)	1,026	(1)	1,091	5,468	26,546,855	12,852,445	483,557	747,554

Change in net unrealized appreciation/depreciation of investments	(5,481)	10,667	(8,963)	17,813	(9,171,343)	(5,287,617)	405,181	1,022,793

Net gain (loss) on investments	(4,455)	10,666	(7,872)	23,281	17,375,512	7,564,828	888,738	1,770,347

Net increase (decrease) in net assets resulting from operations	6,536	14,986	3,214	29,386	16,280,296	6,844,592	906,742	1,750,942

Capital transactions:
Transfer of net premiums	409,658	228,422	738,605	520,880	4,188,487	12,608,325	483,751	951,298
Transfers due to death benefits	-	-	-	-	(1,874,019)	(443,390)	(49,065)	(127,505)
Transfers due to annuity benefit payments	-	-	-	-	(523,031)	-	(24,525)	-
Transfers due to withdrawal of funds	(6,373)	173	(62,795)	(1,980)	(24,021,926)	(7,748,569)	(705,762)	(964,614)
Transfers due to loans, net of repayments	-	-	-	-	16,610	-	(6,497)	-
Transfers due to cost of insurance	-	-	-	-	(747,625)	(165,037)	(6,882)	(6,423)
Transfers due to contingent deferred sales charges	-	-	-	-	(1,204)	-	(18)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	(63,690)	-	683	-
Transfers between Sub-Accounts and to/from Fixed Account	57,425	333	48,966	(950)	(3,501,519)	1,122,773	810,486	2,569,855

Net increase (decrease) in net assets resulting from capital transactions	460,710	228,928	724,776	517,950	(26,527,917)	5,374,102	502,171	2,422,611

Total increase (decrease)	467,246	243,914	727,990	547,336	(10,247,621)	12,218,694	1,408,913	4,173,553

NET ASSETS, at beginning of the year	87,946	119,445	387,172	64,955	266,752,622	106,079,060	6,428,727	12,233,723

NET ASSETS, at end of the year	$555,192	$363,359	$1,115,162	$612,291	$256,505,001	$118,297,754	$7,837,640	$16,407,276

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2016

	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Funds Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Asset Momentum Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)
Investment income
Dividends	$-	$-	$-	$-	$70,726	$540,340	$924,943	$4,308

Expenses
Mortality and expense risk fees and administrative charges	152,621	229,389	61,705	94,986	173,853	436,843	868,665	5,546

Net Investment income (loss)	(152,621)	(229,389)	(61,705)	(94,986)	(103,127)	103,497	56,278	(1,238)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,115,266	(63,079)	164,956	(78,617)	(1,786,975)	427,360	907,112	7,204
Realized gain distribution	1,994,574	2,483,576	250,803	342,683	-	3,694,323	7,461,135	-

Realized gain (loss)	3,109,840	2,420,497	415,759	264,066	(1,786,975)	4,121,683	8,368,247	7,204

Change in net unrealized appreciation/depreciation of investments	(4,852,214)	(4,791,562)	(515,023)	(376,222)	1,398,681	(1,769,443)	(3,664,901)	45,471

Net gain (loss) on investments	(1,742,374)	(2,371,065)	(99,264)	(112,156)	(388,294)	2,352,240	4,703,346	52,675

Net increase (decrease) in net assets resulting from operations	(1,894,995)	(2,600,454)	(160,969)	(207,142)	(491,421)	2,455,737	4,759,624	51,437

Capital transactions:
Transfer of net premiums	355,274	449,699	165,744	258,915	1,279,909	2,204,983	6,538,977	712,800
Transfers due to death benefits	(213,073)	(26,060)	(75,073)	(8,266)	(242,287)	(46,062)	(62,425)	-
Transfers due to annuity benefit payments	(31,402)	-	(11,572)	-	-	-	-	-
Transfers due to withdrawal of funds	(1,362,605)	(1,523,384)	(595,173)	(679,497)	(558,287)	(3,177,894)	(4,667,355)	(111,051)
Transfers due to loans, net of repayments	(2,535)	-	97	-	-	4,296	-	-
Transfers due to cost of insurance	(16,938)	(8,290)	(8,590)	(1,951)	906	(105,514)	(76,280)	-
Transfers due to contingent deferred sales charges	(176)	-	(74)	-	-	(427)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(1,602)	-	3,189	-	-	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(389,932)	(3,116,073)	(253,012)	(604,754)	(1,878,390)	(1,640,526)	(851,768)	34,099

Net increase (decrease) in net assets resulting from capital transactions	(1,662,989)	(4,224,108)	(774,464)	(1,035,553)	(1,398,149)	(2,761,144)	881,149	635,848

Total increase (decrease)	(3,557,984)	(6,824,562)	(935,433)	(1,242,695)	(1,889,570)	(305,407)	5,640,773	687,285

NET ASSETS, at beginning of the year	15,699,247	20,829,685	6,455,998	8,025,462	12,900,869	35,674,422	68,002,165	137,680

NET ASSETS, at end of the year	$12,141,263	$14,005,123	$5,520,565	$6,782,767	$11,011,299	$35,369,015	$73,642,938	$824,965

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2016

	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$2,615,518	$9,076,660	$1,360,719	$1,001,145	$-	$-	$2,196,517	$7,810,262

Expenses
Mortality and expense risk fees and administrative charges	1,445,829	5,916,260	752,926	714,506	540,703	568,966	1,164,870	5,121,546

Net Investment income (loss)	1,169,689	3,160,400	607,793	286,639	(540,703)	(568,966)	1,031,647	2,688,716

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,872,192	5,659,590	1,927,344	645,921	2,991,327	935,861	(1,703,155)	(6,993,901)
Realized gain distribution	7,728,571	30,031,130	6,052,098	4,650,473	5,840,456	5,513,029	4,886,693	19,296,742

Realized gain (loss)	11,600,763	35,690,720	7,979,442	5,296,394	8,831,783	6,448,890	3,183,538	12,302,841

Change in net unrealized appreciation/depreciation of investments	(7,426,521)	(20,464,663)	(3,570,461)	(1,663,148)	(8,588,509)	(6,110,873)	(39,746)	(419,944)

Net gain (loss) on investments	4,174,242	15,226,057	4,408,981	3,633,246	243,274	338,017	3,143,792	11,882,897

Net increase (decrease) in net assets resulting from operations	5,343,931	18,386,457	5,016,774	3,919,885	(297,429)	(230,949)	4,175,439	14,571,613

Capital transactions:
Transfer of net premiums	1,375,277	28,889,325	1,464,806	10,085,775	1,421,686	6,757,619	2,523,891	24,686,060
Transfers due to death benefits	(1,390,442)	(2,878,133)	(697,396)	(146,568)	(529,237)	(120,370)	(2,124,348)	(1,971,179)
Transfers due to annuity benefit payments	-	-	(129,879)	-	(74,071)	-	(302)	-
Transfers due to withdrawal of funds	(14,854,276)	(29,348,404)	(5,967,465)	(2,416,032)	(4,795,226)	(3,314,654)	(12,856,038)	(44,016,879)
Transfers due to loans, net of repayments	(1,700)	-	14,384	-	(10,127)	-	(2,121)	-
Transfers due to cost of insurance	(753,352)	(2,278,784)	(102,360)	(58,394)	(88,544)	(46,849)	(585,271)	(1,787,234)
Transfers due to contingent deferred sales charges	-	-	(1,113)	-	(466)	-	(134)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	17,527	-	12,396	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(695,124)	(1,852,114)	754,736	1,079,234	565,535	1,880,470	3,625,161	34,063,332

Net increase (decrease) in net assets resulting from capital transactions	(16,319,617)	(7,468,110)	(4,646,760)	8,544,015	(3,498,054)	5,156,216	(9,419,162)	10,974,100

Total increase (decrease)	(10,975,686)	10,918,347	370,014	12,463,900	(3,795,483)	4,925,267	(5,243,723)	25,545,713

NET ASSETS, at beginning of the year	121,174,809	427,863,488	64,229,985	47,553,483	51,367,155	42,473,882	96,367,633	338,660,784

NET ASSETS, at end of the year	$110,199,123	$438,781,835	$64,599,999	$60,017,383	$47,571,672	$47,399,149	$91,123,910	$364,206,497

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2016

	MML Core Allocation Sub-Account	MML Dynamic Bond Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account
		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)
Investment income
Dividends	$15,943,776	$58,375	$437,921	$1,123,086	$3,759,575	$1,211,150	$820,171	$617,842

Expenses
Mortality and expense risk fees and administrative charges	11,974,099	19,381	310,930	998,892	2,328,439	878,061	687,381	523,778

Net Investment income (loss)	3,969,677	38,994	126,991	124,194	1,431,136	333,089	132,790	94,064

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	17,743,784	17,379	830,409	1,763,760	3,944,736	1,406,456	8,088,078	1,506,262
Realized gain distribution	65,831,830	-	1,601,157	4,678,832	19,034,949	6,930,496	1,168,462	962,234

Realized gain (loss)	83,575,614	17,379	2,431,566	6,442,592	22,979,685	8,336,952	9,256,540	2,468,496

Change in net unrealized appreciation/depreciation of investments	(26,662,730)	(30,938)	158,052	1,247,045	5,418,733	1,955,871	(4,630,879)	1,091,337

Net gain (loss) on investments	56,912,884	(13,559)	2,589,618	7,689,637	28,398,418	10,292,823	4,625,661	3,559,833

Net increase (decrease) in net assets resulting from operations	60,882,561	25,435	2,716,609	7,813,831	29,829,554	10,625,912	4,758,451	3,653,897

Capital transactions:
Transfer of net premiums	81,224,142	2,602,426	571,537	8,213,528	2,244,942	5,368,834	559,456	2,258,599
Transfers due to death benefits	(1,578,218)	-	(335,269)	(281,264)	(1,601,012)	(141,117)	(735,174)	(65,812)
Transfers due to annuity benefit payments	(18,615)	-	(46,884)	-	(285,418)	-	(212,374)	-
Transfers due to withdrawal of funds	(43,996,384)	(66,593)	(2,039,531)	(3,375,072)	(19,457,967)	(3,672,650)	(6,111,317)	(1,542,308)
Transfers due to loans, net of repayments	(6,479)	-	(12,430)	-	5,333	-	2,174	-
Transfers due to cost of insurance	(5,586,192)	-	(63,852)	(361,846)	(653,151)	(367,054)	(20,738)	(168,729)
Transfers due to contingent deferred sales charges	-	-	(187)	-	(267)	-	(162)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	2,032	-	(24,060)	-	(38,191)	-	25,865	-
Transfers between Sub-Accounts and to/from Fixed Account	34,973,576	(41,178)	(67,077)	936,314	(7,275,952)	2,579,721	(6,769,161)	(663,552)

Net increase (decrease) in net assets resulting from capital transactions	65,013,862	2,494,655	(2,017,753)	5,131,660	(27,061,683)	3,767,734	(13,261,431)	(181,802)

Total increase (decrease)	125,896,423	2,520,090	698,856	12,945,491	2,767,871	14,393,646	(8,502,980)	3,472,095

NET ASSETS, at beginning of the year	807,083,244	283,543	26,423,971	69,099,138	192,181,207	63,274,981	55,127,031	38,684,734

NET ASSETS, at end of the year	$932,979,667	$2,803,633	$27,122,827	$82,044,629	$194,949,078	$77,668,627	$46,624,051	$42,156,829

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2016

	MML Equity Rotation Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account
	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)
Investment income
Dividends	$3,129	$67,699	$3,218,790	$193,084	$17,511	$87,695	$74,537	$116,936

Expenses
Mortality and expense risk fees and administrative charges	1,825	74,903	2,042,085	148,765	39,865	94,401	73,505	163,137

Net Investment income (loss)	1,304	(7,204)	1,176,705	44,319	(22,354)	(6,706)	1,032	(46,201)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,112	(491,640)	3,738,798	(48,558)	(65,223)	(89,636)	353,205	196,302
Realized gain distribution	-	363,461	-	-	387,432	517,301	512,626	941,843

Realized gain (loss)	1,112	(128,179)	3,738,798	(48,558)	322,209	427,665	865,831	1,138,145

Change in net unrealized appreciation/depreciation of investments	34,559	962,576	(4,789,204)	(50,923)	(214,584)	407,086	(497,775)	(481,064)

Net gain (loss) on investments	35,671	834,397	(1,050,406)	(99,481)	107,625	834,751	368,056	657,081

Net increase (decrease) in net assets resulting from operations	36,975	827,193	126,299	(55,162)	85,271	828,045	369,088	610,880

Capital transactions:
Transfer of net premiums	248,903	384,326	2,022,027	343,450	863,415	1,450,913	96,734	1,378,580
Transfers due to death benefits	-	(22,559)	(1,347,803)	(100,165)	(14,845)	(32,363)	(22,897)	(40,253)
Transfers due to annuity benefit payments	-	-	(250,378)	-	(1,085)	-	(28,214)	-
Transfers due to withdrawal of funds	(1,173)	(858,026)	(16,620,224)	(619,068)	(208,963)	(1,491,028)	(698,278)	(514,559)
Transfers due to loans, net of repayments	-	(4,198)	1,995	-	(174)	(218)	-	-
Transfers due to cost of insurance	-	1,058	(634,923)	(26,592)	(118)	1,429	(17,608)	(39,740)
Transfers due to contingent deferred sales charges	-	-	(100)	-	-	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	(78,508)	-	401	-	6,223	-
Transfers between Sub-Accounts and to/from Fixed Account	2,383	(503,813)	3,000,654	(710,242)	508,442	508,999	(238,878)	90,861

Net increase (decrease) in net assets resulting from capital transactions	250,113	(1,003,212)	(13,907,260)	(1,112,617)	1,147,073	437,732	(902,918)	874,889

Total increase (decrease)	287,088	(176,019)	(13,780,961)	(1,167,779)	1,232,344	1,265,777	(533,830)	1,485,769

NET ASSETS, at beginning of the year	29,575	6,339,348	169,934,072	11,398,372	2,797,767	7,073,271	6,410,226	10,640,884

NET ASSETS, at end of the year	$316,663	$6,163,329	$156,153,111	$10,230,593	$4,030,111	$8,339,048	$5,876,396	$12,126,653

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2016

	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$35,482	$261,531	$764,006	$171,221	$10,451,081	$16,338,690	$1,709,818	$449,221

Expenses
Mortality and expense risk fees and administrative charges	40,151	1,716,905	767,861	263,911	7,098,755	12,293,817	316,494	288,621

Net Investment income (loss)	(4,669)	(1,455,374)	(3,855)	(92,690)	3,352,326	4,044,873	1,393,324	160,600

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	108,507	5,329,724	2,313,732	888,921	2,192,941	29,109,290	(699,173)	562,593
Realized gain distribution	238,926	28,439,173	-	-	57,496,131	104,164,196	-	2,207,410

Realized gain (loss)	347,433	33,768,897	2,313,732	888,921	59,689,072	133,273,486	(699,173)	2,770,003

Change in net unrealized appreciation/depreciation of investments	(161,316)	(23,003,384)	3,017,415	677,725	(30,096,856)	(81,075,025)	2,563,167	647,222

Net gain (loss) on investments	186,117	10,765,513	5,331,147	1,566,646	29,592,216	52,198,461	1,863,994	3,417,225

Net increase (decrease) in net assets resulting from operations	181,448	9,310,139	5,327,292	1,473,956	32,944,542	56,243,334	3,257,318	3,577,825

Capital transactions:
Transfer of net premiums	287,513	12,067,146	866,245	4,053,941	10,740,078	27,331,686	3,008,779	537,943
Transfers due to death benefits	(63,530)	(802,101)	(583,559)	(165,848)	(1,612,148)	(4,120,571)	(229,600)	(382,537)
Transfers due to annuity benefit payments	-	-	(35,958)	-	-	-	(557)	(69,052)
Transfers due to withdrawal of funds	(278,732)	(7,154,700)	(6,370,251)	(940,898)	(36,437,909)	(59,998,925)	(2,956,994)	(2,083,143)
Transfers due to loans, net of repayments	(5,431)	(192)	6,721	-	(13,292)	-	(4,571)	1,862
Transfers due to cost of insurance	-	(566,737)	(112,594)	(40,935)	(4,400,667)	(5,873,942)	1,374	(35,921)
Transfers due to contingent deferred sales charges	(263)	-	(239)	-	(154)	-	-	(675)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	8,984	-	-	-	187	(7,357)
Transfers between Sub-Accounts and to/from Fixed Account	35,785	(1,186,505)	(1,330,534)	22,181	(4,786,577)	(15,660,050)	966,809	(564,455)

Net increase (decrease) in net assets resulting from capital transactions	(24,658)	2,356,911	(7,551,185)	2,928,441	(36,510,669)	(58,321,802)	785,427	(2,603,335)

Total increase (decrease)	156,790	11,667,050	(2,223,893)	4,402,397	(3,566,127)	(2,078,468)	4,042,745	974,490

NET ASSETS, at beginning of the year	3,042,505	125,050,050	75,205,174	18,797,162	560,532,042	1,003,379,241	22,858,526	25,603,280

NET ASSETS, at end of the year	$3,199,295	$136,717,100	$72,981,281	$23,199,559	$556,965,915	$1,001,300,773	$26,901,271	$26,577,770

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2016

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account
	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$277,905	$4,213,244	$1,014,617	$615,263	$17,637	$20,029	$-	$4,418,045

Expenses
Mortality and expense risk fees and administrative charges	240,419	2,300,066	662,656	714,710	13,446	165,471	45,763	1,940,014

Net Investment income (loss)	37,486	1,913,178	351,961	(99,447)	4,191	(145,442)	(45,763)	2,478,031

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	738,998	(1,593,481)	(898,701)	(108,692)	(102,785)	223,644	(114,043)	(507,120)
Realized gain distribution	1,563,913	-	-	3,844,754	2,189	1,391,311	316,826	699,901

Realized gain (loss)	2,302,911	(1,593,481)	(898,701)	3,736,062	(100,596)	1,614,955	202,783	192,781

Change in net unrealized appreciation/depreciation of investments	201,463	6,864,745	2,226,642	(2,819,440)	134,077	(1,723,247)	(240,430)	(118,571)

Net gain (loss) on investments	2,504,374	5,271,264	1,327,941	916,622	33,481	(108,292)	(37,647)	74,210

Net increase (decrease) in net assets resulting from operations	2,541,860	7,184,442	1,679,902	817,175	37,672	(253,734)	(83,410)	2,552,241

Capital transactions:
Transfer of net premiums	2,565,257	2,072,849	2,978,792	2,531,264	203,227	134,658	621,531	2,186,523
Transfers due to death benefits	(89,694)	(1,983,340)	(791,126)	(233,918)	(3,742)	(68,474)	(32,807)	(2,052,375)
Transfers due to annuity benefit payments	-	(324,171)	-	-	-	(9,679)	-	(269,038)
Transfers due to withdrawal of funds	(1,600,206)	(20,583,057)	(5,193,174)	(3,247,002)	(257,212)	(1,140,018)	(239,970)	(18,813,732)
Transfers due to loans, net of repayments	-	2,283	-	1,489	-	912	-	6,193
Transfers due to cost of insurance	(30,728)	(664,483)	(138,950)	(245,763)	(27)	(20,788)	(3,306)	(471,525)
Transfers due to contingent deferred sales charges	-	(59)	-	-	-	(144)	-	(281)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(23,464)	-	-	-	(3,723)	-	(32,676)
Transfers between Sub-Accounts and to/from Fixed Account	330,933	(2,993,999)	681,818	(1,477,468)	(443,779)	(286,709)	(157,339)	1,531,589

Net increase (decrease) in net assets resulting from capital transactions	1,175,562	(24,497,441)	(2,462,640)	(2,671,398)	(501,533)	(1,393,965)	188,109	(17,915,322)

Total increase (decrease)	3,717,422	(17,312,999)	(782,738)	(1,854,223)	(463,861)	(1,647,699)	104,699	(15,363,081)

NET ASSETS, at beginning of the year	16,899,723	185,830,534	47,814,632	54,170,932	1,395,293	16,674,788	3,500,375	162,466,573

NET ASSETS, at end of the year	$20,617,145	$168,517,535	$47,031,894	$52,316,709	$931,432	$15,027,089	$3,605,074	$147,103,492

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2016

	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$6,511,318	$2,221,255	$494,437	$-	$-	$2,801,082	$550,572	$7,326,637

Expenses
Mortality and expense risk fees and administrative charges	3,443,879	1,626,282	449,124	906,746	912,872	2,203,085	513,817	4,421,719

Net Investment income (loss)	3,067,439	594,973	45,313	(906,746)	(912,872)	597,997	36,755	2,904,918

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(736,884)	542,364	742,005	3,957,413	1,950,609	7,776,949	388,383	5,128,138
Realized gain distribution	1,072,185	23,898,714	6,196,954	10,495,189	9,296,846	16,878,654	3,795,883	24,489,243

Realized gain (loss)	335,301	24,441,078	6,938,959	14,452,602	11,247,455	24,655,603	4,184,266	29,617,381

Change in net unrealized appreciation/depreciation of investments	(999,599)	(22,216,824)	(6,347,447)	(9,739,952)	(7,343,933)	10,005,324	3,059,828	(13,566,751)

Net gain (loss) on investments	(664,298)	2,224,254	591,512	4,712,650	3,903,522	34,660,927	7,244,094	16,050,630

Net increase (decrease) in net assets resulting from operations	2,403,141	2,819,227	636,825	3,805,904	2,990,650	35,258,924	7,280,849	18,955,548

Capital transactions:
Transfer of net premiums	25,110,327	1,608,952	1,571,204	1,799,198	7,232,073	2,902,610	4,518,917	4,055,643
Transfers due to death benefits	(1,147,829)	(1,019,826)	(115,268)	(773,629)	(177,965)	(1,450,757)	(143,537)	(1,903,277)
Transfers due to annuity benefit payments	-	(194,035)	-	(120,271)	-	(265,123)	-	-
Transfers due to withdrawal of funds	(14,184,535)	(13,415,169)	(2,082,946)	(7,580,220)	(4,533,060)	(19,369,676)	(1,899,713)	(29,659,290)
Transfers due to loans, net of repayments	-	1,823	-	(5,271)	-	342	-	5,522
Transfers due to cost of insurance	(1,345,824)	(517,363)	(166,662)	(112,344)	(192,313)	(568,420)	(127,699)	(2,570,198)
Transfers due to contingent deferred sales charges	(66)	(364)	-	(1,489)	-	(1,419)	-	(6)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(43,100)	-	(42,608)	-	(102,587)	-	-
Transfers between Sub-Accounts and to/from Fixed Account	4,492,414	1,481,944	(456,966)	(1,027,723)	(1,037,891)	(12,679,932)	1,557,636	2,096,349

Net increase (decrease) in net assets resulting from capital transactions	12,924,487	(12,097,138)	(1,250,638)	(7,864,357)	1,290,844	(31,534,962)	3,905,604	(27,975,257)

Total increase (decrease)	15,327,628	(9,277,911)	(613,813)	(4,058,453)	4,281,494	3,723,962	11,186,453	(9,019,709)

NET ASSETS, at beginning of the year	240,006,415	134,713,231	33,182,620	83,239,769	66,933,690	180,891,281	32,963,955	360,342,353

NET ASSETS, at end of the year	$255,334,043	$125,435,320	$32,568,807	$79,181,316	$71,215,184	$184,615,243	$44,150,408	$351,322,644

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2016

	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$36,427,389	$474,227	$301,080	$97,330	$-	$-	$45,589	$719,005

Expenses
Mortality and expense risk fees and administrative charges	26,543,325	324,206	320,947	155,549	1,439,816	151,305	145,721	1,630,970

Net Investment income (loss)	9,884,064	150,021	(19,867)	(58,219)	(1,439,816)	(151,305)	(100,132)	(911,965)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	47,445,531	(187,730)	751,163	(28,359)	(1,699,480)	(594,615)	(249,724)	13,216,575
Realized gain distribution	137,512,376	-	648,527	268,264	19,640,484	2,198,947	1,436,763	8,330,280

Realized gain (loss)	184,957,907	(187,730)	1,399,690	239,905	17,941,004	1,604,332	1,187,039	21,546,855

Change in net unrealized appreciation/depreciation of investments	(96,850,678)	269,099	3,170,953	1,643,571	(4,471,397)	(120,028)	2,076,585	7,197,453

Net gain (loss) on investments	88,107,229	81,369	4,570,643	1,883,476	13,469,607	1,484,304	3,263,624	28,744,308

Net increase (decrease) in net assets resulting from operations	97,991,293	231,390	4,550,776	1,825,257	12,029,791	1,332,999	3,163,492	27,832,343

Capital transactions:
Transfer of net premiums	117,043,536	5,849,425	397,647	1,104,762	1,454,194	807,601	1,856,027	1,947,526
Transfers due to death benefits	(8,577,290)	(206,976)	(248,249)	(9,420)	(889,065)	(11,579)	(47,859)	(833,938)
Transfers due to annuity benefit payments	-	(560)	(17,094)	-	(168,300)	-	-	(205,913)
Transfers due to withdrawal of funds	(111,605,356)	(4,395,546)	(2,369,474)	(566,821)	(12,799,270)	(678,507)	(819,475)	(13,598,480)
Transfers due to loans, net of repayments	-	(102)	7,693	-	1,022	-	(1,886)	7,618
Transfers due to cost of insurance	(12,117,402)	826	(37,451)	(9,941)	(437,196)	(25,518)	(12,915)	(472,281)
Transfers due to contingent deferred sales charges	-	-	(295)	-	(188)	-	-	(38)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	205	4,777	-	(64,192)	-	-	(55,329)
Transfers between Sub-Accounts and to/from Fixed Account	(36,202,437)	5,146,166	(778,594)	(219,505)	(5,323,946)	168,671	133,169	(9,651,784)

Net increase (decrease) in net assets resulting from capital transactions	(51,458,949)	6,393,438	(3,041,040)	299,075	(18,226,941)	260,668	1,107,061	(22,862,619)

Total increase (decrease)	46,532,344	6,624,828	1,509,736	2,124,332	(6,197,150)	1,593,667	4,270,553	4,969,724

NET ASSETS, at beginning of the year	1,923,028,021	20,479,215	29,368,550	11,155,140	120,557,605	11,374,847	10,034,823	133,194,000

NET ASSETS, at end of the year	$1,969,560,365	$27,104,043	$30,878,286	$13,279,472	$114,360,455	$12,968,514	$14,305,376	$138,163,724

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2016

	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account
	(Service Class)	(Service Class I)				(Service)	(Non-Service)	(Service)
Investment income
Dividends	$53,617	$1,018	$20,711	$307,133	$97	$13,439	$782,028	$2,144

Expenses
Mortality and expense risk fees and administrative charges	221,792	1,942	108,919	236,953	865,036	163,312	2,346,562	1,386

Net Investment income (loss)	(168,175)	(924)	(88,208)	70,180	(864,939)	(149,873)	(1,564,534)	758

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	669,619	382	(230,691)	(109,533)	22,941	289,526	10,591,630	9,984
Realized gain distribution	1,081,940	-	-	-	-	1,228,294	19,814,418	-

Realized gain (loss)	1,751,559	382	(230,691)	(109,533)	22,941	1,517,820	30,406,048	9,984

Change in net unrealized appreciation/depreciation of investments	2,030,523	29,098	733,814	168,790	57,374	(1,870,380)	(35,808,995)	(7,032)

Net gain (loss) on investments	3,782,082	29,480	503,123	59,257	80,315	(352,560)	(5,402,947)	2,952

Net increase (decrease) in net assets resulting from operations	3,613,907	28,556	414,915	129,437	(784,624)	(502,433)	(6,967,481)	3,710

Capital transactions:
Transfer of net premiums	1,516,746	131,810	893,611	2,805,521	7,557,192	486,068	2,204,939	-
Transfers due to death benefits	(64,049)	-	(23,566)	(77,104)	(737,196)	(3,076)	(1,715,522)	-
Transfers due to annuity benefit payments	-	-	-	-	(102,574)	-	(258,961)	-
Transfers due to withdrawal of funds	(1,149,329)	(1,820)	(723,322)	(2,599,196)	(17,412,032)	(667,750)	(20,596,448)	(31,294)
Transfers due to loans, net of repayments	-	-	(545)	(915)	32,595	-	2,181	-
Transfers due to cost of insurance	(40,480)	-	(15,751)	(354)	(106,483)	(18,764)	(650,583)	(207)
Transfers due to contingent deferred sales charges	-	-	-	-	(1,446)	-	(299)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	19,063	-	(55,312)	-
Transfers between Sub-Accounts and to/from Fixed Account	(236,011)	3,817	846,288	1,472,621	9,676,036	(481,146)	5,760,050	-

Net increase (decrease) in net assets resulting from capital transactions	26,877	133,807	976,715	1,600,573	(1,074,845)	(684,668)	(15,309,955)	(31,501)

Total increase (decrease)	3,640,784	162,363	1,391,630	1,730,010	(1,859,469)	(1,187,101)	(22,277,436)	(27,791)

NET ASSETS, at beginning of the year	15,923,597	98,920	7,591,791	15,732,127	74,519,144	12,694,135	204,161,032	112,578

NET ASSETS, at end of the year	$19,564,381	$261,283	$8,983,421	$17,462,137	$72,659,675	$11,507,034	$181,883,596	$84,787

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2016

	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Investment income
Dividends	$220,601	$-	$-	$352,851	$2,086,724	$20,255	$3,134,730	$11,423,098

Expenses
Mortality and expense risk fees and administrative charges	103,634	100,185	1,581,490	616,279	2,364,515	20,401	912,472	2,837,688

Net Investment income (loss)	116,967	(100,185)	(1,581,490)	(263,428)	(277,791)	(146)	2,222,258	8,585,410

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	92,549	422,216	11,389,706	1,196,142	4,058,928	(5,152)	(587,392)	(1,164,052)
Realized gain distribution	-	614,235	9,851,301	3,128,499	13,226,928	-	-	-

Realized gain (loss)	92,549	1,036,451	21,241,007	4,324,641	17,285,856	(5,152)	(587,392)	(1,164,052)

Change in net unrealized appreciation/depreciation of investments	164,898	(881,219)	(18,418,751)	(4,693,248)	(19,632,249)	39,460	1,609,223	4,337,504

Net gain (loss) on investments	257,447	155,232	2,822,256	(368,607)	(2,346,393)	34,308	1,021,831	3,173,452

Net increase (decrease) in net assets resulting from operations	374,414	55,047	1,240,766	(632,035)	(2,624,184)	34,162	3,244,089	11,758,862

Capital transactions:
Transfer of net premiums	10,166	597,604	1,659,931	3,696,785	3,320,875	331,860	2,885,069	2,380,554
Transfers due to death benefits	(155,372)	(12,234)	(876,035)	(50,560)	(1,662,245)	(215)	(270,273)	(2,329,268)
Transfers due to annuity benefit payments	(5,360)	-	(178,286)	-	(255,370)	-	-	(328,002)
Transfers due to withdrawal of funds	(720,845)	(643,013)	(13,064,173)	(2,508,577)	(19,603,470)	(27,497)	(5,095,376)	(25,215,871)
Transfers due to loans, net of repayments	2,956	-	2,020	-	(160)	(128)	-	5,641
Transfers due to cost of insurance	(7,983)	(5,792)	(452,599)	(154,840)	(540,183)	363	(263,681)	(810,872)
Transfers due to contingent deferred sales charges	(116)	-	(279)	-	(701)	-	-	(837)
Transfers due to net charge (credit) to annuitant mortality fluctuation	1,850	-	(59,091)	-	(107,861)	-	-	(6,623)
Transfers between Sub-Accounts and to/from Fixed Account	(158,482)	(375,545)	(1,476,993)	(589,173)	1,021,947	57,058	(994,255)	(4,578,633)

Net increase (decrease) in net assets resulting from capital transactions	(1,033,186)	(438,980)	(14,445,505)	393,635	(17,827,168)	361,441	(3,738,516)	(30,883,911)

Total increase (decrease)	(658,772)	(383,933)	(13,204,739)	(238,400)	(20,451,352)	395,603	(494,427)	(19,125,049)

NET ASSETS, at beginning of the year	9,535,222	7,838,962	132,434,269	48,068,966	211,458,450	1,340,687	69,114,608	237,820,282

NET ASSETS, at end of the year	$8,876,450	$7,455,029	$119,229,530	$47,830,566	$191,007,098	$1,736,290	$68,620,181	$218,695,233

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2016

	Oppenheimer Government Money Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Core Bond Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
		(Service)	(Non-Service)	(Service)	(Non-Service)
Investment income
Dividends	$942	$186,732	$427,324	$65,781	$365,297	$104,926	$116,897	$211,726

Expenses
Mortality and expense risk fees and administrative charges	99,406	295,797	455,386	105,970	362,568	37,153	149,046	252,053

Net Investment income (loss)	(98,464)	(109,065)	(28,062)	(40,189)	2,729	67,773	(32,149)	(40,327)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	-	716,102	997,499	133,183	940,782	(145,923)	(2,101,961)	647,647
Realized gain distribution	-	514,519	909,041	917,534	3,882,847	-	-	-

Realized gain (loss)	-	1,230,621	1,906,540	1,050,717	4,823,629	(145,923)	(2,101,961)	647,647

Change in net unrealized appreciation/depreciation of investments	-	(2,033,981)	(3,164,567)	(180,434)	(1,593,765)	136,333	3,602,086	(766,108)

Net gain (loss) on investments	-	(803,360)	(1,258,027)	870,283	3,229,864	(9,590)	1,500,125	(118,461)

Net increase (decrease) in net assets resulting from operations	(98,464)	(912,425)	(1,286,089)	830,094	3,232,593	58,183	1,467,976	(158,788)

Capital transactions:
Transfer of net premiums	476,925	1,481,699	743,398	2,088,300	338,217	-	410,855	879,385
Transfers due to death benefits	(158,844)	(64,008)	(480,105)	(56,469)	(396,342)	(28,756)	(64,477)	(173,688)
Transfers due to annuity benefit payments	(11,772)	-	(76,472)	-	(12,944)	-	(21,497)	(57,646)
Transfers due to withdrawal of funds	(2,393,331)	(1,867,788)	(4,136,382)	(447,751)	(2,576,714)	(277,072)	(957,187)	(1,680,553)
Transfers due to loans, net of repayments	66	-	3,987	-	4,075	-	153	1,720
Transfers due to cost of insurance	21,362	(59,839)	(123,737)	(5,140)	(35,634)	-	(42,427)	(46,645)
Transfers due to contingent deferred sales charges	(104)	-	(242)	-	(392)	(56)	(7)	(20)
Transfers due to net charge (credit) to annuitant mortality fluctuation	2,779	-	(2,272)	-	3,202	-	(3,543)	(39,716)
Transfers between Sub-Accounts and to/from Fixed Account	(116,752)	(155,359)	(1,102,800)	1,590,215	(86,282)	(41,309)	595,228	(589,028)

Net increase (decrease) in net assets resulting from capital transactions	(2,179,671)	(665,295)	(5,174,625)	3,169,155	(2,762,814)	(347,193)	(82,902)	(1,706,191)

Total increase (decrease)	(2,278,135)	(1,577,720)	(6,460,714)	3,999,249	469,779	(289,010)	1,385,074	(1,864,979)

NET ASSETS, at beginning of the year	10,336,029	23,682,945	42,333,615	6,571,579	33,344,658	2,931,050	11,086,242	20,135,679

NET ASSETS, at end of the year	$8,057,894	$22,105,225	$35,872,901	$10,570,828	$33,814,437	$2,642,040	$12,471,316	$18,270,700

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 9, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains ten segments within the Separate Account, they are: Panorama Premier, Panorama Passage®, MassMutual Artistry, MassMutual Transitions®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual Equity EdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage®. Seven of the ten segments within the Separate Account: Panorama Passage®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual EquityEdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage® have multiple tiers. The unit values of these tiers differ based on the associated expense ratios.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2017, the Separate Account consists of ninety-six sub-accounts which invest in the following mutual funds. All of the funds may not be available to all of the ten segments of the Separate Account:

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

BlackRock iShares® Alternatives Strategies V.I. Sub-Account (Class III)	BlackRock iShares® Alternatives Strategies V.I. Fund (Class III) [9]

BlackRock iShares® Dynamic Allocation V.I. Sub-Account (Class III)	BlackRock iShares® Dynamic Allocation V.I. Fund (Class III) [9]

BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account (Class III)	BlackRock iShares® Dynamic Fixed Income V.I. Fund (Class III) [9]

BlackRock iShares® Equity Appreciation V.I. Sub-Account (Class III)	BlackRock iShares® Equity Appreciation V.I. Fund (Class III) [9]

Fidelity® VIP Contrafund® Sub-Account (Initial Class)	Fidelity® VIP Contrafund® Portfolio (Initial Class) [1]

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2) [1]

Invesco V.I. Diversified Dividend Sub-Account (Series I)	Invesco V.I. Diversified Dividend Fund (Series I) [3]

Invesco V.I. Diversified Dividend Sub-Account (Series II)	Invesco V.I. Diversified Dividend Fund (Series II) [3]

Invesco V.I. Global Health Care Sub-Account (Series I)	Invesco V.I. Global Health Care Fund (Series I) [3]

Invesco V.I. Global Health Care Sub-Account (Series II)	Invesco V.I. Global Health Care Fund (Series II) [3]

Invesco V.I. Technology Sub-Account (Series I)	Invesco V.I. Technology Fund (Series I) [3]

Invesco V.I. Technology Sub-Account (Series II)	Invesco V.I. Technology Fund (Series II) [3]

Ivy Asset Strategy Sub-Account [11]	Ivy VIP Asset Strategy Portfolio [8]

MML Aggressive Allocation Sub-Account (Initial Class)	MML Aggressive Allocation Fund (Initial Class) [4]

MML Aggressive Allocation Sub-Account (Service Class)	MML Aggressive Allocation Fund (Service Class) [4]

MML Asset Momentum Sub-Account (Service Class I)	MML Asset Momentum Fund (Service Class I) [5]

MML Balanced Allocation Sub-Account (Initial Class)	MML Balanced Allocation Fund (Initial Class) [4]

MML Balanced Allocation Sub-Account (Service Class)	MML Balanced Allocation Fund (Service Class) [4]

MML Blend Sub-Account (Initial Class)	MML Blend Fund (Initial Class) [5]

Notes To Financial Statements (Continued)

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

MML Blend Sub-Account (Service Class)	MML Blend Fund (Service Class) [5]

MML Blue Chip Growth Sub-Account (Initial Class)	MML Blue Chip Growth Fund (Initial Class) [4]

MML Blue Chip Growth Sub-Account (Service Class)	MML Blue Chip Growth Fund (Service Class) [4]

MML Conservative Allocation Sub-Account (Initial Class)	MML Conservative Allocation Fund (Initial Class) [4]

MML Conservative Allocation Sub-Account (Service Class)	MML Conservative Allocation Fund (Service Class) [4]

MML Core Allocation Sub-Account	MML American Funds® Core Allocation Fund [4]

MML Dynamic Bond Sub-Account (Service Class I)	MML Dynamic Bond Fund (Service Class I) [5]

MML Equity Sub-Account (Initial Class)	MML Equity Fund (Initial Class) [5]

MML Equity Sub-Account (Service Class)	MML Equity Fund (Service Class) [5]

MML Equity Income Sub-Account (Initial Class)	MML Equity Income Fund (Initial Class) [4]

MML Equity Income Sub-Account (Service Class)	MML Equity Income Fund (Service Class) [4]

MML Equity Index Sub-Account (Class I)	MML Equity Index Fund (Class I) [4]

MML Equity Index Sub-Account (Service Class I)	MML Equity Index Fund (Service Class I) [4]

MML Equity Rotation Sub-Account (Service Class I)	MML Equity Rotation Fund (Service Class I) [5]

MML Focused Equity Sub-Account	MML Focused Equity Fund (Initial Class) [4]

MML Foreign Sub-Account (Initial Class)	MML Foreign Fund (Initial Class) [4]

MML Foreign Sub-Account (Service Class)	MML Foreign Fund (Service Class) [4]

MML Fundamental Growth Sub-Account	MML Fundamental Growth Fund (Initial Class) [4]

MML Fundamental Value Sub-Account	MML Fundamental Value Fund (Initial Class) [4]

MML Global Sub-Account (Class I)	MML Global Fund (Class I) [4]

MML Global Sub-Account (Service Class I)	MML Global Fund (Service Class I) [4]

MML Global Sub-Account (Class II)	MML Global Fund (Class II) [4]

MML Growth Sub-Account	MML American Funds® Growth Fund [4]

MML Growth & Income Sub-Account (Initial Class)	MML Growth & Income Fund (Initial Class) [4]

MML Growth & Income Sub-Account (Service Class)	MML Growth & Income Fund (Service Class) [4]

MML Growth Allocation Sub-Account (Initial Class)	MML Growth Allocation Fund (Initial Class) [4]

MML Growth Allocation Sub-Account (Service Class)	MML Growth Allocation Fund (Service Class) [4]

MML High Yield Sub-Account	MML High Yield Fund [5]

MML Income & Growth Sub-Account (Initial Class)	MML Income & Growth Fund (Initial Class) [4]

MML Income & Growth Sub-Account (Service Class)	MML Income & Growth Fund (Service Class) [4]

MML Inflation-Protected and Income Sub-Account (Initial Class)	MML Inflation-Protected and Income Fund (Initial Class) [5]

MML Inflation-Protected and Income Sub-Account (Service Class)	MML Inflation-Protected and Income Fund (Service Class) [5]

MML International Sub-Account	MML American Funds® International Fund [4]

MML International Equity Sub-Account	MML International Equity Fund [4]

MML Large Cap Growth Sub-Account (Initial Class)	MML Large Cap Growth Fund (Initial Class) [4]

MML Large Cap Growth Sub-Account (Service Class)	MML Large Cap Growth Fund (Service Class) [4]

MML Managed Bond Sub-Account (Initial Class)	MML Managed Bond Fund (Initial Class) [5]

MML Managed Bond Sub-Account (Service Class)	MML Managed Bond Fund (Service Class) [5]

Notes To Financial Statements (Continued)

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

MML Managed Volatility Sub-Account (Initial Class)	MML Managed Volatility Sub-Account (Initial Class) [4]

MML Managed Volatility Sub-Account (Service Class)	MML Managed Volatility Fund (Service Class) [4]

MML Mid Cap Growth Sub-Account (Initial Class)	MML Mid Cap Growth Fund (Initial Class) [4]

MML Mid Cap Growth Sub-Account (Service Class)	MML Mid Cap Growth Fund (Service Class) [4]

MML Mid Cap Value Sub-Account (Initial Class)	MML Mid Cap Value Fund (Initial Class) [4]

MML Mid Cap Value Sub-Account (Service Class)	MML Mid Cap Value Fund (Service Class) [4]

MML Moderate Allocation Sub-Account (Initial Class)	MML Moderate Allocation Fund (Initial Class) [4]

MML Moderate Allocation Sub-Account (Service Class)	MML Moderate Allocation Fund (Service Class) [4]

MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund [5]

MML Small Cap Equity Sub-Account (Initial Class)	MML Small Cap Equity Fund (Initial Class) [5]

MML Small Cap Equity Sub-Account (Service Class)	MML Small Cap Equity Fund (Service Class) [5]

MML Small Cap Growth Equity Sub-Account (Initial Class)	MML Small Cap Growth Equity Fund (Initial Class) [4]

MML Small Cap Growth Equity Sub-Account (Service Class)	MML Small Cap Growth Equity Fund (Service Class) [4]

MML Small Company Value Sub-Account	MML Small Company Value Fund [4]

MML Small/Mid Cap Value Sub-Account (Initial Class)	MML Small/Mid Cap Value Fund (Initial Class) [4]

MML Small/Mid Cap Value Sub-Account (Service Class)	MML Small/Mid Cap Value Fund (Service Class) [4]

MML Special Situations Sub-Account (Service Class I)	MML Special Situations Fund (Service Class I) [5]

MML Strategic Emerging Markets Sub-Account	MML Strategic Emerging Markets Fund [5]

MML Total Return Bond Sub-Account	MML Total Return Bond Fund [4]

MML U.S. Government Money Market Sub-Account	MML U.S. Government Money Market Fund [5]

Oppenheimer Capital Appreciation Sub-Account (Service)	Oppenheimer Capital Appreciation Fund/VA (Service) [6]

Oppenheimer Capital Appreciation Sub-Account (Non-Service)	Oppenheimer Capital Appreciation Fund/VA (Non-Service) [6]

Oppenheimer Conservative Balanced Sub-Account (Service)	Oppenheimer Conservative Balanced Fund/VA (Service) [6]

Oppenheimer Conservative Balanced Sub-Account (Non-Service)	Oppenheimer Conservative Balanced Fund/VA (Non-Service) [6]

Oppenheimer Discovery Mid Cap Growth Sub-Account (Service)	Oppenheimer Discovery Mid Cap Growth Fund/VA (Service) [6]

Oppenheimer Discovery Mid Cap Growth Sub-Account (Non-Service)	Oppenheimer Discovery Mid Cap Growth Fund/VA (Non-Service) [6]

Oppenheimer Global Sub-Account (Service)	Oppenheimer Global Fund/VA (Service) [6]

Oppenheimer Global Sub-Account (Non-Service)	Oppenheimer Global Fund/VA (Non-Service) [6]

Oppenheimer Global Multi-Alternatives Sub-Account	Oppenheimer Global Multi-Alternatives Fund/VA 6

Oppenheimer Global Strategic Income Sub-Account (Service)	Oppenheimer Global Strategic Income Fund/VA (Service) [6]

Oppenheimer Global Strategic Income Sub-Account (Non-Service)	Oppenheimer Global Strategic Income Fund/VA (Non-Service) [6]

Oppenheimer Government Money Sub-Account	Oppenheimer Government Money Fund/VA 6

Oppenheimer International Growth Sub-Account (Service)	Oppenheimer International Growth Fund/VA (Service) [6]

Oppenheimer International Growth Sub-Account (Non-Service)	Oppenheimer International Growth Fund/VA (Non-Service) [6]

Notes To Financial Statements (Continued)

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

Oppenheimer Main Street Sub-Account (Service)	Oppenheimer Main Street Fund®/VA (Service) [6]

Oppenheimer Main Street Sub-Account (Non-Service)	Oppenheimer Main Street Fund®/VA (Non-Service) [6]

Oppenheimer Total Return Bond Sub-Account [10]	Oppenheimer Total Return Bond Fund/VA 6, 10

PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio [7]

VY® Clarion Global Real Estate Sub-Account	VY® Clarion Global Real Estate Portfolio [2]

In addition to the ninety-six sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1]	Fidelity Management & Research Company is the investment adviser to this Portfolio.
[2]	Voya Investments, LLC is the investment adviser to this Portfolio.
[3]	Invesco Advisers, Inc. is the investment adviser to this Fund.
[4]	MML Investment Advisers, LLC is the investment adviser to the listed MML Trust Fund.
[5]	MML Investment Advisers, LLC is the investment adviser to the listed MML II Trust Fund.
[6]	OFI Global Asset Management, Inc. serves as the investment adviser to this Fund/Portfolio.
[7]	Pacific Investment Management Company LLC is the investment adviser to this Portfolio.
[8]	Ivy Investment Management Company is the investment adviser to this Portfolio.
[9]	BlackRock Advisors, LLC is the investment adviser for this Fund.
[10]	Oppenheimer Total Return Bond was formerly known as Oppenheimer Core Bond.
[11]	Ivy Asset Strategy was formerly known as Ivy Funds Assets Strategy.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account Massachusetts Mutual Variable Annuity Separate Account 4 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the investment sub-accounts are valued at the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date, and they are generally reinvested in the underlying investment sub-accounts.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure

Notes To Financial Statements (Continued)

of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the participants may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of the Separate Account by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

The Separate Account maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the Separate Account. Net transfers from the Separate Account to MassMutual totaled $1,112,194 for the year ended December 31, 2017. Net transfers from MassMutual to the Separate Account totaled $751,114 for the year ended December 31, 2016. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table, except for the MassMutual RetireEase SelectSM Segment which uses the Annuity 2000 table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The net assets of the Separate Account are measured at fair value. All the net assets are categorized as Level 1 as of December 31, 2017. There have been no transfers between levels for the year ended December 31, 2017.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (“MSD”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Notes To Financial Statements (Continued)

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and the Separate Account.

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales investments for the year ended December 31, 2017 were as follows:

	BlackRock iShares® Alternative Strategies V.I. Sub-Account	BlackRock iShares® Dynamic Allocation V.I. Sub-Account	BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account	BlackRock iShares® Equity Appreciation V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account

	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)
Cost of purchases	$482,504	$640,986	$1,085,699	$367,349	$20,678,770	$31,126,202	$1,514,214	$3,025,165
Proceeds from sales	(59,145)	(182,930)	(540,098)	(218,156)	(42,577,437)	(12,655,204)	(1,874,315)	(2,797,573)

	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Asset Momentum Sub-Account

	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)
Cost of purchases	$1,055,491	$1,777,459	$1,784,116	$1,905,514	$1,429,232	$5,560,883	$17,569,901	$684,897
Proceeds from sales	(3,104,578)	(3,112,495)	(1,800,516)	(1,173,605)	(2,357,488)	(6,696,774)	(9,072,686)	(194,066)

	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account

	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Cost of purchases	$16,442,811	$63,761,646	$6,331,995	$29,541,797	$8,006,575	$23,315,069	$10,562,319	$52,718,987
Proceeds from sales	(19,727,445)	(64,024,928)	(10,018,052)	(7,572,018)	(10,148,084)	(6,024,188)	(20,311,014)	(62,455,322)

	MML Core Allocation Sub-Account	MML Dynamic Bond Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account

		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)
Cost of purchases	$187,673,774	$1,934,597	$1,587,328	$14,974,916	$21,329,745	$15,593,876	$5,221,591	$5,287,024
Proceeds from sales	(94,379,948)	(332,509)	(4,208,128)	(12,725,794)	(36,066,870)	(12,189,103)	(14,600,454)	(5,751,108)

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML Equity Rotation Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account

	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)
Cost of purchases	$918,678	$4,585,972	$5,396,825	$1,142,564	$2,885,915	$4,477,397	$1,010,442	$4,572,666
Proceeds from sales	(91,594)	(1,515,414)	(30,043,363)	(1,780,182)	(1,009,425)	(1,399,987)	(1,153,029)	(2,413,327)

	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account

	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Cost of purchases	$637,320	$31,704,034	$1,643,757	$5,773,547	$58,037,974	$114,113,984	$12,750,021	$3,522,590
Proceeds from sales	(419,386)	(23,651,903)	(11,221,280)	(3,717,864)	(62,904,878)	(102,412,942)	(5,283,406)	(4,514,561)

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account

	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)
Cost of purchases	$8,276,002	$24,269,073	$7,218,961	$10,969,832	$2,913,311	$4,487,456	$4,692,733	$17,148,475
Proceeds from sales	(3,004,383)	(26,053,617)	(8,053,934)	(9,334,566)	(428,619)	(2,800,805)	(774,644)	(23,345,430)

	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account

	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Cost of purchases	$42,902,127	$7,837,078	$2,492,136	$10,084,362	$19,927,719	$20,021,731	$12,259,589	$30,583,980
Proceeds from sales	(28,382,129)	(18,154,367)	(3,811,277)	(12,940,526)	(9,311,286)	(33,053,376)	(8,219,741)	(51,603,343)

	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account

	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Cost of purchases	$193,018,627	$10,813,592	$2,586,955	$5,598,137	$4,903,267	$3,151,181	$8,032,510	$15,699,209
Proceeds from sales	(233,087,165)	(10,596,818)	(5,608,523)	(2,520,734)	(23,051,837)	(2,332,903)	(2,710,613)	(29,208,131)

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account

	(Service Class)	(Service Class I)				(Service)	(Non-Service)	(Service)
Cost of purchases	$4,860,018	$185,011	$3,246,190	$5,471,995	$21,869,411	$2,208,703	$22,687,794	$1,374
Proceeds from sales	(3,318,248)	(27,502)	(2,059,130)	(3,121,996)	(27,440,966)	(1,854,151)	(37,376,034)	(13,487)

	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account

	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Cost of purchases	$260,210	$3,335,789	$18,085,258	$7,568,678	$5,338,368	$801,954	$10,608,891	$17,491,550
Proceeds from sales	(1,608,271)	(1,121,794)	(26,239,685)	(7,061,365)	(43,783,587)	(278,672)	(6,680,939)	(32,680,904)

	Oppenheimer Government Money Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Total Return Bond Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account

		(Service)	(Non-Service)	(Service)	(Non-Service)
Cost of purchases	$1,829,236	$4,044,061	$2,800,478	$5,054,387	$1,765,769	$61,384	$2,443,362	$2,028,508
Proceeds from sales	(1,998,817)	(3,202,564)	(6,361,425)	(2,385,077)	(4,638,074)	(342,652)	(1,920,606)	(3,376,203)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2017 were as follows:

2017	BlackRock iShares® Alternative Strategies V.I. Sub-Account	BlackRock iShares® Dynamic Allocation V.I. Sub-Account	BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account	BlackRock iShares® Equity Appreciation V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account
	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)
Units purchased	43,143	56,948	103,807	31,676	165,379	1,692,994	28,109	60,177
Units withdrawn	(5,352)	(16,210)	(52,401)	(19,938)	(1,107,273)	(466,412)	(86,114)	(190,440)
Units transferred between Sub-Accounts and to/from the Fixed Account	(18)	(52)	-	-	(310,129)	19,713	(1,940)	86,154

Net increase (decrease)	37,773	40,686	51,406	11,738	(1,252,023)	1,246,295	(59,944)	(44,108)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2017 (Continued)	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Asset Momentum Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)
Units purchased	13,795	17,901	19,489	7,997	103,321	109,036	544,854	45,012
Units withdrawn	(73,409)	(82,689)	(52,285)	(36,632)	(62,648)	(248,350)	(489,990)	(16,257)
Units transferred between Sub-Accounts and to/from the Fixed Account	(41,162)	(21,341)	40,584	45,941	(121,050)	(45,370)	307,377	1,662

Net increase (decrease)	(100,776)	(86,129)	7,788	17,306	(80,377)	(184,683)	362,241	30,417

2017 (Continued)	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	76,319	2,762,496	49,436	1,917,871	34,380	1,102,163	116,884	2,096,709
Units withdrawn	(1,022,301)	(3,430,058)	(369,971)	(321,979)	(238,992)	(217,138)	(925,095)	(2,730,260)
Units transferred between Sub-Accounts and to/from the Fixed Account	392,838	(219,684)	5,173	64,468	(1,980)	105,029	(81,814)	(637,919)

Net increase (decrease)	(553,145)	(887,247)	(315,363)	1,660,360	(206,592)	990,054	(890,026)	(1,271,471)

2017 (Continued)	MML Core Allocation Sub-Account	MML Dynamic Bond Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account
		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)
Units purchased	5,802,135	175,775	18,218	927,484	102,624	490,049	16,057	60,917
Units withdrawn	(5,895,501)	(27,438)	(136,757)	(482,193)	(1,097,878)	(325,681)	(379,481)	(125,787)
Units transferred between Sub-Accounts and to/from the Fixed Account	2,581,438	(2,629)	(29,846)	(107,093)	(337,322)	(124,950)	(164,152)	(7,253)

Net increase (decrease)	2,488,072	145,708	(148,385)	338,199	(1,332,576)	39,418	(527,576)	(72,122)

2017 (Continued)	MML Equity Rotation Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account
	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)
Units purchased	68,021	153,367	104,779	66,058	149,652	264,680	6,031	188,044
Units withdrawn	(8,401)	(42,713)	(1,358,744)	(80,219)	(33,996)	(63,578)	(49,247)	(87,355)
Units transferred between Sub-Accounts and to/from the Fixed Account	(193)	15,070	(380,913)	(17,770)	1,124	4,835	6,787	6,662

Net increase (decrease)	59,427	125,725	(1,634,878)	(31,931)	116,781	205,937	(36,428)	107,351

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2017 (Continued)	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account

	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Units purchased	17,591	1,206,992	35,695	430,084	578,883	2,405,370	699,051	18,689
Units withdrawn	(24,864)	(860,489)	(351,719)	(120,160)	(3,166,142)	(5,600,871)	(219,018)	(153,015)
Units transferred between Sub-Accounts and to/from the Fixed Account	7,731	(208,864)	(86,599)	(59,821)	(192,668)	(232,647)	23,721	(3,892)

Net increase (decrease)	458	137,638	(402,624)	250,104	(2,779,927)	(3,428,148)	503,754	(138,219)

2017 (Continued)	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account
	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)
Units purchased	403,803	134,810	383,191	261,985	153,056	14,912	167,501	125,771
Units withdrawn	(109,963)	(1,795,166)	(475,933)	(410,557)	(20,615)	(103,794)	(36,547)	(1,282,440)
Units transferred between Sub-Accounts and to/from the Fixed Account	15,954	1,278,580	6,421	(53,339)	80,821	(20,055)	56,188	575,165

Net increase (decrease)	309,794	(381,775)	(86,321)	(201,911)	213,262	(108,937)	187,141	(581,504)

2017 (Continued)	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Units purchased	1,906,507	86,049	108,353	44,158	842,376	67,988	534,030	296,792
Units withdrawn	(1,807,978)	(1,013,820)	(182,564)	(295,600)	(310,824)	(743,581)	(211,043)	(2,581,427)
Units transferred between Sub-Accounts and to/from the Fixed Account	964,708	299,872	13,171	(26,760)	(41,863)	(113,901)	(55,832)	(222,147)

Net increase (decrease)	1,063,238	(627,899)	(61,040)	(278,202)	489,689	(789,494)	267,156	(2,506,782)

2017 (Continued)	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Units purchased	6,698,710	726,065	23,073	292,929	47,809	158,198	337,790	63,917
Units withdrawn	(12,840,888)	(793,585)	(140,610)	(82,222)	(532,722)	(58,927)	(71,628)	(659,573)
Units transferred between Sub-Accounts and to/from the Fixed Account	(1,995,005)	60,232	(32,155)	13,306	(266,386)	(12,419)	12,871	(208,874)

Net increase (decrease)	(8,137,184)	(7,288)	(149,693)	224,013	(751,299)	86,853	279,033	(804,530)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2017 (Continued)	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account

	(Service Class)	(Service Class I)				(Service)	(Non-Service)	(Service)
Units purchased	180,237	16,036	182,392	396,458	1,110,886	24,684	104,857	-
Units withdrawn	(88,269)	(2,100)	(118,191)	(237,881)	(1,853,162)	(51,950)	(1,244,531)	(930)
Units transferred between Sub-Accounts and to/from the Fixed Account	(16,271)	-	49,505	62,731	158,380	(5,342)	(325,273)	-

Net increase (decrease)	75,697	13,936	113,707	221,307	(583,897)	(32,608)	(1,464,947)	(930)

2017 (Continued)	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account

	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Units purchased	987	141,626	65,044	460,817	102,932	57,595	582,875	133,203
Units withdrawn	(83,618)	(39,267)	(791,264)	(191,888)	(980,659)	(10,561)	(411,857)	(1,737,424)
Units transferred between Sub-Accounts and to/from the Fixed Account	(13,469)	16,079	(145,704)	(30,332)	(581,115)	6,774	182,118	614,331

Net increase (decrease)	(96,100)	118,438	(871,923)	238,596	(1,458,842)	53,807	353,137	(989,890)

2017 (Continued)	Oppenheimer Government Money Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Total Return Bond Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account

		(Service)	(Non-Service)	(Service)	(Non-Service)
Units purchased	90,894	201,454	33,549	321,266	24,912	-	62,272	38,716
Units withdrawn	(111,438)	(109,150)	(166,023)	(92,789)	(163,551)	(15,628)	(162,727)	(140,436)
Units transferred between Sub-Accounts and to/from the Fixed Account	9,952	25,233	(9,116)	4,522	(12,295)	(5,730)	(12,972)	(19,561)

Net increase (decrease)	(10,592)	117,537	(141,590)	232,999	(150,933)	(21,358)	(113,426)	(121,281)

2016	BlackRock iShares® Alternative Strategies V.I. Sub-Account	BlackRock iShares® Dynamic Allocation V.I. Sub-Account	BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account	BlackRock iShares® Equity Appreciation V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account

	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)
Units purchased	47,451	28,942	85,198	61,247	208,618	1,126,418	49,180	100,724
Units withdrawn	(2,670)	(5,637)	(13,995)	(2,898)	(1,137,777)	(444,740)	(80,792)	(118,707)
Units transferred between Sub-Accounts and to/from the Fixed Account	516	29	539	(5,959)	(139,017)	76,812	84,975	272,658

Net increase (decrease)	45,297	23,335	71,742	52,390	(1,068,176)	758,489	53,362	254,675

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2016 (Continued)	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Funds Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Asset Momentum Sub-Account

	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)
Units purchased	16,758	20,179	22,411	13,329	136,387	147,121	689,599	83,975
Units withdrawn	(70,348)	(74,493)	(48,874)	(37,664)	(90,453)	(224,293)	(414,340)	(17,681)
Units transferred between Sub-Accounts and to/from the Fixed Account	(20,639)	(153,753)	(23,308)	(33,164)	(167,874)	(112,787)	(63,973)	(2,375)

Net increase (decrease)	(74,229)	(208,067)	(49,771)	(57,500)	(121,940)	(189,959)	211,287	63,919

2016 (Continued)	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account

	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	98,647	2,787,789	81,689	972,837	57,218	612,943	182,779	2,386,504
Units withdrawn	(1,220,025)	(2,766,201)	(356,265)	(220,118)	(223,957)	(188,363)	(1,116,980)	(3,728,925)
Units transferred between Sub-Accounts and to/from the Fixed Account	(42,007)	(114,542)	37,127	55,345	28,913	81,327	259,926	2,627,350

Net increase (decrease)	(1,163,385)	(92,954)	(237,449)	808,064	(137,826)	505,907	(674,275)	1,284,929

2016 (Continued)	MML Core Allocation Sub-Account	MML Dynamic Bond Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account

		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)
Units purchased	7,225,637	293,996	40,933	774,756	138,580	482,122	30,430	114,732
Units withdrawn	(4,056,644)	(18,422)	(153,190)	(314,292)	(1,196,827)	(267,140)	(418,253)	(93,033)
Units transferred between Sub-Accounts and to/from the Fixed Account	2,439,964	(29,002)	(10,070)	46,910	(408,238)	138,446	(393,335)	(41,309)

Net increase (decrease)	5,608,957	246,572	(122,327)	507,374	(1,466,485)	353,428	(781,158)	(19,611)

2016 (Continued)	MML Equity Rotation Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account

	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)
Units purchased	28,040	32,265	193,443	34,179	90,142	144,514	7,470	141,230
Units withdrawn	(3,530)	(63,582)	(1,402,169)	(57,806)	(25,235)	(117,179)	(51,269)	(47,810)
Units transferred between Sub-Accounts and to/from the Fixed Account	(58)	(37,427)	246,627	(56,426)	37,356	39,278	(17,053)	(6,572)

Net increase (decrease)	24,452	(68,743)	(962,099)	(80,053)	102,263	66,612	(60,852)	86,848

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2016 (Continued)	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account

	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Units purchased	31,436	1,086,013	45,795	417,683	741,571	2,323,371	291,900	37,336
Units withdrawn	(29,750)	(587,799)	(351,107)	(101,025)	(2,920,441)	(4,958,604)	(247,649)	(147,272)
Units transferred between Sub-Accounts and to/from the Fixed Account	4,858	(79,551)	(68,225)	(317)	(333,978)	(1,095,861)	61,955	(30,190)

Net increase (decrease)	6,544	418,663	(373,537)	316,341	(2,512,848)	(3,731,094)	106,207	(140,126)

2016 (Continued)	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account
	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)
Units purchased	242,837	159,358	268,858	252,853	35,833	12,243	68,212	141,206
Units withdrawn	(113,676)	(1,810,967)	(495,032)	(341,827)	(38,579)	(75,548)	(22,938)	(1,431,310)
Units transferred between Sub-Accounts and to/from the Fixed Account	16,958	(236,983)	54,225	(130,255)	(60,564)	(17,842)	(13,752)	105,409

Net increase (decrease)	146,119	(1,888,592)	(171,949)	(219,229)	(63,310)	(81,148)	31,522	(1,184,695)

2016 (Continued)	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Units purchased	2,358,068	123,406	156,888	74,370	624,105	125,026	370,106	286,681
Units withdrawn	(1,345,203)	(1,013,918)	(175,824)	(295,666)	(283,660)	(826,555)	(111,787)	(2,388,902)
Units transferred between Sub-Accounts and to/from the Fixed Account	331,594	98,510	(42,850)	(26,285)	(50,922)	(501,245)	66,425	134,084

Net increase (decrease)	1,344,459	(792,002)	(61,786)	(247,581)	289,523	(1,202,774)	324,744	(1,968,137)

2016 (Continued)	MML Moderate Allocation Sub-Account	MML Short- Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Units purchased	11,015,139	654,726	18,038	104,740	80,923	83,130	147,884	108,550
Units withdrawn	(10,175,094)	(514,681)	(118,608)	(45,675)	(625,141)	(34,885)	(42,985)	(730,155)
Units transferred between Sub-Accounts and to/from the Fixed Account	(2,623,147)	484,947	(33,511)	(10,173)	(216,643)	593	3,105	(464,534)

Net increase (decrease)	(1,783,102)	624,992	(134,081)	48,892	(760,861)	48,838	108,005	(1,086,139)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2016 (Continued)	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account
	(Service Class)	(Service Class I)				(Service)	(Non-Service)	(Service)
Units purchased	119,764	15,126	112,801	294,954	928,278	28,114	145,524	-
Units withdrawn	(77,297)	(1,531)	(86,962)	(267,059)	(2,249,415)	(42,165)	(1,341,916)	(2,451)
Units transferred between Sub-Accounts and to/from the Fixed Account	(14,009)	(43)	77,499	130,157	1,196,275	(36,296)	345,459	-

Net increase (decrease)	28,458	13,552	103,338	158,052	(124,862)	(50,348)	(850,932)	(2,451)

2016 (Continued)	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Units purchased	1,127	59,036	115,886	325,675	199,448	38,247	239,994	152,207
Units withdrawn	(63,344)	(39,429)	(775,999)	(167,757)	(1,051,449)	(6,485)	(393,524)	(1,766,447)
Units transferred between Sub-Accounts and to/from the Fixed Account	(11,278)	(24,252)	(78,785)	(24,873)	69,109	5,201	(58,367)	(288,782)

Net increase (decrease)	(73,495)	(4,646)	(738,898)	133,045	(782,892)	36,964	(211,898)	(1,903,022)

2016 (Continued)	Oppenheimer Government Money Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Core Bond Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
		(Service)	(Non-Service)	(Service)	(Non-Service)
Units purchased	46,552	164,144	44,924	196,350	20,909	-	75,302	67,498
Units withdrawn	(242,543)	(129,896)	(221,643)	(52,988)	(153,857)	(21,391)	(195,335)	(143,128)
Units transferred between Sub-Accounts and to/from the Fixed Account	(11,426)	(3,807)	(48,970)	84,269	(4,792)	(2,892)	103,023	(45,572)

Net increase (decrease)	(207,417)	30,441	(225,689)	227,631	(137,741)	(24,283)	(17,011)	(121,201)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2017 follows:

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
BlackRock iShares® Alternatives Strategies V.I. Sub-Account (Class III)
2017	92,123	$11.18 to $11.37	$1,047,836	2.98%	1.00% to 1.80%	10.45% to 11.33%
2016	54,350	10.12 to 10.22	555,192	4.32	1.00 to 1.80	4.33 to 5.16
2015[6]	9,053	9.70 to 9.72	87,946	0.54	1.00 to 1.80	(2.99) to (2.85)

BlackRock iShares® Dynamic Allocation V.I. Sub-Account (Class III)
2017	76,335	11.38 to 11.58	884,020	2.54	1.00 to 1.80	12.69 to 13.59
2016	35,649	10.10 to 10.20	363,359	2.71	1.00 to 1.80	4.27 to 5.10
2015[6]	12,314	9.69 to 9.70	119,445	0.62	1.00 to 1.80	(3.14) to (3.00)

BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account (Class III)
2017	162,634	10.11 to 10.29	1,672,552	2.52	1.00 to 1.80	1.76 to 2.57
2016	111,228	9.94 to 10.03	1,115,162	2.42	1.00 to 1.80	1.48 to 2.29
2015[6]	39,486	9.79 to 9.81	387,172	4.74	1.00 to 1.80	(2.09) to (1.95)

BlackRock iShares® Equity Appreciation V.I. Sub-Account (Class III)
2017	70,900	12.25 to 12.47	882,818	1.88	1.00 to 1.80	19.41 to 20.36
2016	59,162	10.26 to 10.36	612,291	2.98	1.00 to 1.80	7.11 to 7.97
2015[6]	6,772	9.58 to 9.59	64,955	0.45	1.00 to 1.80	(4.21) to (4.07)

Fidelity® VIP Contrafund® Sub-Account (Initial Class)
2017	8,813,211	23.83 to 34.88	270,257,413	0.98	0.95 to 2.60	18.76 to 20.73
2016	10,065,234	20.07 to 28.89	256,505,001	0.79	0.95 to 2.60	5.24 to 6.99
2015	11,133,409	19.07 to 27.00	266,752,622	1.01	0.95 to 2.60	(1.91) to (0.28)
2014	12,456,429	19.44 to 27.08	302,421,907	0.91	0.95 to 2.60	9.07 to 10.89
2013	14,691,990	17.82 to 24.42	323,174,155	1.04	0.95 to 2.60	27.92 to 30.05

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)
2017	6,722,621	12.76 to 22.60	154,879,781	0.80	1.00 to 3.10	17.89 to 20.38
2016	5,476,326	10.60 to 19.17	118,297,754	0.66	1.00 to 3.10	4.45 to 6.66
2015	4,717,837	9.93 to 18.35	106,079,060	0.86	1.00 to 3.10	(2.65) to (0.66)
2014	4,144,327	18.85 to 23.90	95,084,153	0.80	1.15 to 3.10	8.25 to 10.38
2013	3,677,023	17.42 to 21.66	76,557,019	0.92	1.15 to 3.10	26.96 to 29.46

Invesco V.I. Diversified Dividend Sub-Account (Series I)
2017	676,418	8.45 to 12.26	7,720,912	1.65	0.95 to 2.60	5.80 to 7.55
2016	736,362	7.98 to 11.40	7,837,640	1.38	0.95 to 2.60	11.87 to 13.73
2015	683,000	7.14 to 10.02	6,428,727	1.74	0.95 to 2.60	(0.55) to 1.10
2014	664,091	7.18 to 9.91	6,279,723	1.70	0.95 to 2.60	9.93 to 11.76
2013	721,269	6.53 to 8.87	6,104,301	2.30	0.95 to 2.60	27.67 to 29.80

Invesco V.I. Diversified Dividend Sub-Account (Series II)
2017	1,643,070	8.03 to 11.07	17,155,729	1.50	1.15 to 3.10	5.05 to 7.11
2016	1,687,179	7.64 to 10.34	16,407,276	1.27	1.15 to 3.10	11.05 to 13.23
2015	1,432,504	6.88 to 9.13	12,233,723	1.59	1.15 to 3.10	(1.29) to 0.65
2014	1,363,565	6.97 to 9.07	11,705,249	1.54	1.15 to 3.10	9.10 to 11.25
2013	980,466	6.39 to 8.15	7,598,236	2.53	1.15 to 3.10	26.78 to 29.27

Invesco V.I. Global Health Care Sub-Account (Series I)
2017	449,464	19.26 to 27.18	11,252,795	0.36	0.95 to 2.60	12.86 to 14.73
2016	550,239	17.07 to 23.69	12,141,263	-	0.95 to 2.60	(13.73) to (12.30)
2015	624,469	19.78 to 27.01	15,699,247	-	0.95 to 2.60	0.51 to 2.19
2014	608,001	19.68 to 26.43	15,088,993	-	0.95 to 2.60	16.60 to 18.54
2013	651,848	16.88 to 22.30	13,759,629	0.68	0.95 to 2.60	36.94 to 39.21

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Invesco V.I. Global Health Care Sub-Account (Series II)
2017	579,001	$18.27 to $25.40	$13,988,456	0.08%	1.15% to 3.10%	12.03% to 14.23%
2016	665,130	16.31 to 22.23	14,005,123	-	1.15 to 3.10	(14.37) to (12.69)
2015	873,197	19.05 to 25.46	20,829,685	-	1.15 to 3.10	(0.25) to 1.71
2014	567,222	19.10 to 25.03	13,227,333	-	1.15 to 3.10	15.73 to 18.01
2013	426,051	16.50 to 21.21	8,417,378	0.63	1.15 to 3.10	35.89 to 38.56

Invesco V.I. Technology Sub-Account (Series I)
2017	485,107	18.97 to 23.91	7,039,384	-	0.95 to 2.60	31.68 to 33.86
2016	477,318	14.41 to 17.86	5,520,565	-	0.95 to 2.60	(3.30) to (1.69)
2015	527,089	14.90 to 18.17	6,455,998	-	0.95 to 2.60	4.07 to 5.80
2014	568,369	14.32 to 17.17	6,828,749	-	0.95 to 2.60	8.20 to 10.00
2013	636,533	13.23 to 15.61	7,412,702	-	0.95 to 2.60	21.93 to 23.96

Invesco V.I. Technology Sub-Account (Series II)
2017	364,551	17.98 to 28.32	9,417,375	-	1.15 to 3.10	30.64 to 33.20
2016	347,245	13.76 to 21.26	6,782,767	-	1.15 to 3.10	(4.02) to (2.14)
2015	404,745	14.34 to 21.72	8,025,462	-	1.15 to 3.10	3.31 to 5.34
2014	255,519	13.88 to 20.62	4,754,678	-	1.15 to 3.10	7.44 to 9.56
2013	184,399	12.92 to 18.82	3,108,180	-	1.15 to 3.10	20.98 to 23.36

Ivy Asset Strategy Sub-Account
2017	982,489	10.88 to 11.21	11,774,897	1.59	1.00 to 3.10	14.67 to 17.10
2016	1,062,865	9.29 to 9.77	11,011,299	0.59	1.00 to 3.10	(5.53) to (3.54)
2015	1,184,806	9.63 to 10.35	12,900,869	0.34	1.00 to 3.10	(11.15) to (3.72)
2014	1,013,940	11.65 to 12.15	12,222,143	0.44	1.15 to 3.10	(8.16) to (6.35)
2013	477,877	12.68 to 12.97	6,176,973	0.65	1.15 to 3.10	21.31 to 23.70

MML Aggressive Allocation Sub-Account (Initial Class)
2017	2,054,640	16.18 to 19.07	38,015,322	1.11	0.95 to 2.60	15.73 to 17.65
2016	2,239,323	13.98 to 16.21	35,369,015	1.55	0.95 to 2.60	5.76 to 7.52
2015	2,429,282	13.22 to 15.07	35,674,422	2.03	0.95 to 2.60	(3.39) to (1.78)
2014	2,616,835	13.68 to 15.35	39,229,153	1.04	0.95 to 2.60	3.13 to 4.85
2013	2,868,990	13.27 to 14.64	41,165,457	1.18	0.95 to 2.60	24.12 to 26.19

MML Aggressive Allocation Sub-Account (Service Class)
2017	5,308,383	12.30 to 15.21	90,242,471	0.96	1.00 to 3.10	14.83 to 17.26
2016	4,946,142	10.49 to 13.25	73,642,938	1.34	1.00 to 3.10	4.98 to 7.20
2015	4,734,855	9.79 to 12.62	68,002,165	1.87	1.00 to 3.10	(4.09) to (2.14)
2014	4,248,478	13.16 to 14.89	62,718,592	0.91	1.15 to 3.10	2.39 to 4.41
2013	3,626,442	12.85 to 14.26	51,318,764	1.07	1.15 to 3.10	23.27 to 25.69

MML Asset Momentum Sub-Account (Service Class I)
2017	108,500	13.77 to 14.01	1,518,813	1.42	1.00 to 1.80	31.40 to 32.45
2016	78,083	10.48 to 10.58	824,965	0.85	1.00 to 1.80	7.89 to 8.76
2015[6]	14,164	9.71 to 9.72	137,680	-	1.00 to 1.80	(2.90) to (2.76)

MML Balanced Allocation Sub-Account (Initial Class)
2017	7,150,965	13.81 to 16.27	112,285,437	1.92	0.95 to 2.60	8.63 to 10.43
2016	7,704,110	12.71 to 14.73	110,199,123	2.28	0.95 to 2.60	3.43 to 5.15
2015	8,867,495	12.29 to 14.01	121,174,809	2.69	0.95 to 2.60	(2.92) to (1.30)
2014	10,331,887	12.66 to 14.20	143,643,581	2.08	0.95 to 2.60	2.64 to 4.35
2013	10,642,801	12.34 to 13.61	142,186,556	2.37	0.95 to 2.60	11.55 to 13.40

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Balanced Allocation Sub-Account (Service Class)
2017	31,226,600	$11.32 to $12.99	$459,709,617	1.71%	1.00% to 3.10%	7.82% to 10.11%
2016	32,113,847	10.28 to 12.05	438,781,835	2.11	1.00 to 3.10	2.60 to 4.77
2015	32,206,801	9.81 to 11.75	427,863,488	2.54	1.00 to 3.10	(3.65) to (1.85)
2014	31,760,705	12.19 to 13.80	430,980,568	1.89	1.15 to 3.10	1.86 to 3.87
2013	30,040,540	11.97 to 13.28	393,771,762	2.22	1.15 to 3.10	10.74 to 12.92

MML Blend Sub-Account (Initial Class)
2017	2,870,494	18.88 to 26.02	66,201,478	2.11	0.95 to 2.60	12.31 to 14.17
2016	3,185,857	16.81 to 22.79	64,599,999	2.13	0.95 to 2.60	6.62 to 8.39
2015	3,423,305	15.77 to 21.02	64,229,985	2.13	0.95 to 2.60	(2.49) to (0.87)
2014	3,701,898	16.17 to 21.21	70,408,663	2.06	0.95 to 2.60	8.14 to 9.94
2013	4,217,795	14.95 to 19.29	73,420,884	2.05	0.95 to 2.60	17.23 to 19.18

MML Blend Sub-Account (Service Class)
2017	5,096,057	12.15 to 17.90	88,119,240	1.97	1.00 to 3.10	11.47 to 13.83
2016	3,435,697	10.67 to 16.06	60,017,383	1.94	1.00 to 3.10	5.82 to 8.06
2015	2,627,633	9.88 to 15.18	47,553,483	1.92	1.00 to 3.10	(3.22) to (1.25)
2014	2,181,573	15.68 to 19.45	40,332,905	1.87	1.15 to 3.10	7.33 to 9.45
2013	1,831,090	14.61 to 17.77	30,932,071	1.85	1.15 to 3.10	16.35 to 18.64

MML Blue Chip Growth Sub-Account (Initial Class)
2017	1,675,677	25.51 to 35.32	57,023,079	0.01	0.95 to 2.60	32.74 to 34.94
2016	1,882,269	19.22 to 26.17	47,571,672	-	0.95 to 2.60	(1.68) to (0.04)
2015	2,020,094	19.54 to 26.19	51,367,155	-	0.95 to 2.60	8.25 to 10.05
2014	2,181,084	18.05 to 23.80	50,643,816	-	0.95 to 2.60	6.33 to 8.09
2013	2,429,887	16.98 to 22.01	52,314,807	0.22	0.95 to 2.60	37.71 to 39.99

MML Blue Chip Growth Sub-Account (Service Class)
2017	3,342,409	13.51 to 24.17	77,072,040	-	1.00 to 3.10	31.76 to 34.55
2016	2,352,355	10.04 to 18.35	47,399,149	-	1.00 to 3.10	(2.41) to (0.35)
2015	1,846,448	10.08 to 18.80	42,473,882	-	1.00 to 3.10	0.80 to 7.37
2014	1,472,126	17.51 to 22.85	31,727,586	-	1.15 to 3.10	5.55 to 7.62
2013	1,165,151	16.59 to 21.23	23,271,863	0.05	1.15 to 3.10	36.70 to 39.39

MML China Sub-Account
2017	-	-	-	-	-	-
2016	-	-	-	-	-	-
2015	-	-	-	-	-	-
2014[4]	-	12.64 to 14.00	-	-	1.15 to 3.10	(7.04) to (6.46)
2013	231,180	13.59 to 14.97	3,429,680	1.17	1.15 to 3.10	7.85 to 9.97

MML Conservative Allocation Sub-Account (Initial Class)
2017	5,515,710	13.45 to 15.85	84,980,369	2.17	0.95 to 2.60	6.81 to 8.59
2016	6,405,735	12.59 to 14.59	91,123,910	2.33	0.95 to 2.60	3.08 to 4.79
2015	7,080,010	12.22 to 13.93	96,367,633	2.82	0.95 to 2.60	(2.94) to (1.32)
2014	7,885,223	12.59 to 14.11	109,151,802	2.42	0.95 to 2.60	2.43 to 4.13
2013	8,989,816	12.29 to 13.55	119,758,501	2.26	0.95 to 2.60	8.46 to 10.27

MML Conservative Allocation Sub-Account (Service Class)
2017	25,771,201	11.09 to 12.63	368,723,696	1.97	1.00 to 3.10	6.01 to 8.25
2016	27,042,671	10.25 to 11.91	364,206,497	2.16	1.00 to 3.10	2.27 to 4.43
2015	25,757,742	9.81 to 11.65	338,660,784	2.68	1.00 to 3.10	(3.67) to (1.89)
2014	25,495,514	12.09 to 13.68	342,106,894	2.27	1.15 to 3.10	1.63 to 3.63
2013	25,176,788	11.90 to 13.20	327,041,221	2.13	1.15 to 3.10	7.68 to 9.80

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Core Allocation Sub-Account
2017	67,444,935	$12.01 to $14.30	$1,083,277,030	1.41%	1.00% to 3.10%	11.44% to 13.80%
2016	64,956,863	10.55 to 12.83	932,979,667	1.87	1.00 to 3.10	5.65 to 7.89
2015	59,347,906	9.78 to 12.14	807,083,244	1.36	1.00 to 3.10	(4.14) to (2.20)
2014	49,390,998	12.67 to 14.22	690,585,391	1.01	1.15 to 3.10	4.75 to 6.81
2013	41,568,428	12.09 to 13.31	546,136,756	1.34	1.15 to 3.10	14.69 to 16.95

MML Dynamic Bond Sub-Account (Service Class I)
2017	421,103	10.33 to 10.51	4,411,076	3.26	1.00 to 1.80	2.26 to 3.08
2016	275,395	10.10 to 10.20	2,803,633	3.26	1.00 to 1.80	2.80 to 3.63
2015[6]	28,823	9.82 to 9.84	283,543	0.36	1.00 to 1.80	(1.75) to (1.61)

MML Equity Sub-Account (Initial Class)
2017	1,330,305	17.91 to 24.74	27,833,264	1.82	0.95 to 2.60	12.83 to 14.70
2016	1,478,690	15.88 to 21.57	27,122,827	1.72	0.95 to 2.60	9.71 to 11.53
2015	1,601,017	14.47 to 19.34	26,423,971	2.07	0.95 to 2.60	(5.91) to (4.34)
2014	1,634,838	15.38 to 20.22	28,424,843	1.55	0.95 to 2.60	8.70 to 10.51
2013	1,844,640	14.15 to 18.30	29,267,983	1.90	0.95 to 2.60	29.85 to 32.01

MML Equity Sub-Account (Service Class)
2017	4,961,769	12.43 to 16.99	94,815,216	1.67	1.00 to 3.10	11.99 to 14.36
2016	4,623,570	10.87 to 15.17	82,044,629	1.56	1.00 to 3.10	8.89 to 11.19
2015	4,116,196	9.78 to 13.93	69,099,138	1.93	1.00 to 3.10	(6.61) to (2.23)
2014	3,187,318	14.92 to 18.47	56,685,723	1.44	1.15 to 3.10	7.89 to 10.02
2013	2,561,118	13.83 to 16.79	41,590,626	1.79	1.15 to 3.10	28.89 to 31.42

MML Equity Income Sub-Account (Initial Class)
2017	8,186,156	18.77 to 25.88	192,596,091	2.14	0.95 to 2.60	13.36 to 15.24
2016	9,518,731	16.56 to 22.46	194,949,078	2.01	0.95 to 2.60	15.65 to 17.56
2015	10,985,217	14.32 to 19.10	192,181,207	1.87	0.95 to 2.60	(9.27) to (7.76)
2014	11,854,386	15.78 to 20.71	226,496,101	1.65	0.95 to 2.60	4.78 to 6.53
2013	13,837,402	15.06 to 19.44	249,236,212	1.85	0.95 to 2.60	26.60 to 28.70

MML Equity Income Sub-Account (Service Class)
2017	4,146,101	13.15 to 17.80	86,207,492	1.98	1.00 to 3.10	12.44 to 14.82
2016	4,106,682	11.45 to 15.83	77,668,627	1.83	1.00 to 3.10	14.86 to 17.29
2015	3,753,254	9.76 to 13.79	63,274,981	1.70	1.00 to 3.10	(9.94) to (2.36)
2014	3,466,040	15.31 to 18.98	63,759,105	1.53	1.15 to 3.10	3.96 to 6.00
2013	3,142,997	14.72 to 17.90	54,594,084	1.74	1.15 to 3.10	25.59 to 28.07

MML Equity Index Sub-Account (Class I)
2017	1,976,015	20.26 to 27.68	44,330,016	0.94	0.95 to 2.60	18.24 to 20.20
2016	2,503,591	17.14 to 23.03	46,624,051	1.61	0.95 to 2.60	8.63 to 10.43
2015	3,284,749	15.78 to 20.86	55,127,031	1.43	0.95 to 2.60	(1.60) to 0.04
2014	3,771,208	16.03 to 20.85	63,394,024	1.31	0.95 to 2.60	10.27 to 12.11
2013	1,942,798	19.21 to 25.93	48,715,396	0.87	1.15 to 3.10	17.37 to 19.68

MML Equity Index Sub-Account (Service Class I)
2017	1,942,798	19.21 to 25.93	48,715,396	0.87	1.15 to 3.10	17.37 to 19.68
2016	2,014,920	16.37 to 21.66	42,156,829	1.57	1.15 to 3.10	7.81 to 9.93
2015	2,034,531	15.18 to 19.71	38,684,734	1.52	1.15 to 3.10	(2.37) to (0.45)
2014	1,676,974	15.55 to 19.80	32,077,604	1.39	1.15 to 3.10	9.47 to 11.62
2013	1,247,747	14.21 to 17.73	21,445,777	1.75	1.15 to 3.10	27.48 to 29.99

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Equity Rotation Sub-Account (Service Class I)
2017	86,852	$14.57 to $14.83	$1,286,782	0.82%	1.00% to 1.80%	27.38% to 28.40%
2016	27,425	11.44 to 11.55	316,663	1.69	1.00 to 1.80	15.13 to 16.06
2015[6]	2,973	9.93 to 9.95	29,575	0.02	1.00 to 1.80	(0.65) to (0.51)

MML Focused Equity Sub-Account
2017	514,836	17.50 to 19.77	9,043,125	2.54	0.95 to 3.10	17.91 to 20.46
2016	389,111	14.84 to 16.41	6,163,329	1.17	0.95 to 3.10	14.16 to 16.63
2015	457,854	13.00 to 14.07	6,339,348	1.40	0.95 to 3.10	(11.93) to (10.02)
2014	421,316	14.76 to 15.64	6,514,390	0.35	0.95 to 3.10	8.56 to 10.91
2013	297,902	13.60 to 14.10	4,170,618	-	0.95 to 3.10	33.45 to 36.34

MML Foreign Sub-Account (Initial Class)
2017	9,523,939	13.64 to 18.44	159,914,007	2.06	0.95 to 2.60	18.62 to 20.59
2016	11,158,817	11.50 to 15.29	156,153,111	2.02	0.95 to 2.60	(1.16) to 0.48
2015	12,120,917	11.63 to 15.22	169,934,072	2.76	0.95 to 2.60	(6.63) to (5.08)
2014	13,092,793	12.46 to 16.03	195,299,310	2.17	0.95 to 2.60	(9.36) to (7.85)
2013	13,526,887	13.75 to 17.40	220,469,245	1.91	0.95 to 2.60	17.70 to 19.66

MML Foreign Sub-Account (Service Class)
2017	719,693	11.34 to 12.94	11,484,300	1.85	1.00 to 3.10	17.76 to 20.25
2016	751,624	9.43 to 10.99	10,230,593	1.76	1.00 to 3.10	(1.90) to 0.18
2015	831,677	9.41 to 11.20	11,398,372	2.71	1.00 to 3.10	(7.42) to (5.87)
2014	758,704	12.10 to 15.21	11,092,542	2.28	1.15 to 3.10	(9.90) to (8.13)
2013	523,577	13.43 to 16.55	8,346,697	1.71	1.15 to 3.10	16.74 to 19.04

MML Fundamental Growth Sub-Account
2017	415,149	16.69 to 18.85	6,501,613	1.01	0.95 to 3.10	23.44 to 26.12
2016	298,369	13.52 to 14.95	4,030,111	0.55	0.95 to 3.10	0.38 to 2.56
2015	196,105	13.47 to 14.58	2,797,767	0.58	0.95 to 3.10	2.68 to 4.91
2014	154,689	13.12 to 13.89	2,130,004	0.67	0.95 to 3.10	7.43 to 9.77
2013	93,132	12.21 to 12.66	1,173,384	-	0.95 to 3.10	27.96 to 30.73

MML Fundamental Value Sub-Account
2017	791,976	15.75 to 17.79	11,904,817	1.83	0.95 to 3.10	11.29 to 13.70
2016	586,038	14.16 to 15.65	8,339,048	1.20	0.95 to 3.10	9.61 to 11.99
2015	519,426	12.91 to 13.97	7,073,271	1.04	0.95 to 3.10	(6.14) to (4.10)
2014	353,394	13.76 to 14.57	5,086,093	1.62	0.95 to 3.10	7.59 to 9.93
2013	178,468	12.79 to 13.25	2,348,467	1.37	0.95 to 3.10	26.57 to 29.32

MML Global Sub-Account (Class I)
2017	350,013	14.79 to 18.94	6,524,622	1.21	0.95 to 2.60	20.99 to 22.99
2016	386,442	12.22 to 15.40	5,876,396	1.16	0.95 to 2.60	4.80 to 6.54
2015	447,293	11.66 to 14.45	6,410,226	1.14	0.95 to 2.60	(3.89) to (2.29)
2014	437,602	12.14 to 14.79	6,546,924	0.83	0.95 to 2.60	1.28 to 2.97
2013	465,015	11.98 to 14.37	6,771,568	1.10	0.95 to 2.60	24.85 to 26.93

MML Global Sub-Account (Service Class I)
2017	932,097	12.64 to 14.10	15,992,714	1.10	1.00 to 3.10	20.18 to 22.72
2016	824,746	10.30 to 11.73	12,126,653	1.02	1.00 to 3.10	4.08 to 6.28
2015	737,898	9.69 to 11.27	10,640,884	0.73	1.00 to 3.10	(4.63) to (3.09)
2014	617,706	11.82 to 16.00	9,217,394	0.74	1.15 to 3.10	0.41 to 2.39
2013	457,916	11.77 to 15.63	6,657,557	1.11	1.15 to 3.10	24.04 to 26.48

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Global Sub-Account (Class II)
2017	279,833	$10.99 to $14.60	$3,861,879	1.21%	1.18% to 1.65%	22.27% to 22.84%
2016	279,376	8.95 to 11.94	3,199,295	1.15	1.18 to 1.65	5.78 to 6.28
2015	272,832	8.42 to 11.29	3,042,505	1.13	1.18 to 1.65	(2.97) to (2.51)
2014	288,783	8.64 to 11.63	3,342,024	0.86	1.18 to 1.65	2.30 to 2.78
2013	317,507	8.40 to 11.37	3,611,137	1.15	1.18 to 1.65	26.24 to 26.83

MML Growth Sub-Account
2017	8,081,415	13.61 to 19.32	167,744,731	0.30	1.00 to 3.10	23.90 to 26.52
2016	7,943,777	10.76 to 15.59	136,717,100	0.21	1.00 to 3.10	5.69 to 7.92
2015	7,525,113	9.97 to 14.75	125,050,050	0.69	1.00 to 3.10	(0.32) to 3.16
2014	6,902,832	14.30 to 16.05	109,470,640	0.44	1.15 to 3.10	4.70 to 6.76
2013	6,180,433	13.66 to 15.04	92,057,974	0.32	1.15 to 3.10	25.61 to 28.08

MML Growth & Income Sub-Account (Initial Class)
2017	3,052,179	16.97 to 28.09	78,933,783	0.92	0.95 to 2.60	20.53 to 22.53
2016	3,454,803	14.08 to 22.93	72,981,281	1.05	0.95 to 2.60	5.99 to 7.75
2015	3,828,340	13.28 to 21.28	75,205,174	1.15	0.95 to 2.60	(2.09) to (0.46)
2014	4,400,717	13.56 to 21.37	86,865,215	1.13	0.95 to 2.60	8.33 to 10.14
2013	5,205,720	12.52 to 19.41	93,410,100	1.31	0.95 to 2.60	29.13 to 31.28

MML Growth & Income Sub-Account (Service Class)
2017	1,766,489	12.95 to 16.08	30,613,749	0.78	1.00 to 3.10	19.66 to 22.19
2016	1,516,385	10.60 to 13.44	23,199,559	0.85	1.00 to 3.10	5.20 to 7.43
2015	1,200,044	9.87 to 12.78	18,797,162	0.97	1.00 to 3.10	(2.88) to (1.31)
2014	1,176,690	13.16 to 16.72	18,933,070	0.96	1.15 to 3.10	7.55 to 9.67
2013	1,166,835	12.23 to 15.25	17,146,509	1.16	1.15 to 3.10	28.17 to 30.69

MML Growth Allocation Sub-Account (Initial Class)
2017	33,909,954	15.29 to 18.01	589,829,186	1.49	0.95 to 2.60	13.10 to 14.98
2016	36,689,881	13.52 to 15.66	556,965,915	1.90	0.95 to 2.60	4.82 to 6.56
2015	39,202,730	12.89 to 14.70	560,532,042	2.39	0.95 to 2.60	(3.26) to (1.65)
2014	42,425,478	13.33 to 14.95	619,156,981	1.54	0.95 to 2.60	3.05 to 4.77
2013	44,670,476	12.93 to 14.27	624,211,889	1.74	0.95 to 2.60	19.49 to 21.48

MML Growth Allocation Sub-Account (Service Class)
2017	64,140,636	11.93 to 14.38	1,080,894,605	1.26	1.00 to 3.10	12.28 to 14.66
2016	67,568,784	10.40 to 12.81	1,001,300,773	1.66	1.00 to 3.10	3.96 to 6.16
2015	71,299,878	9.80 to 12.32	1,003,379,241	2.18	1.00 to 3.10	(3.99) to (2.01)
2014	71,855,229	12.83 to 14.52	1,034,896,421	1.33	1.15 to 3.10	2.33 to 4.35
2013	72,065,816	12.54 to 13.92	995,707,950	1.54	1.15 to 3.10	18.52 to 20.85

MML High Yield Sub-Account
2017	2,318,594	14.32 to 16.88	34,421,883	7.05	0.95 to 3.10	4.60 to 6.87
2016	1,814,841	13.69 to 15.80	26,901,271	7.19	0.95 to 3.10	12.72 to 15.16
2015	1,708,634	12.14 to 13.72	22,858,526	6.47	0.95 to 3.10	(4.40) to (2.32)
2014	1,560,077	12.70 to 14.04	21,478,224	6.68	0.95 to 3.10	(2.36) to (0.24)
2013	1,306,534	13.01 to 14.08	18,128,143	6.54	0.95 to 3.10	7.22 to 9.55

MML Income & Growth Sub-Account (Initial Class)
2017	1,224,390	17.19 to 24.15	27,604,331	1.65	0.95 to 2.60	14.43 to 16.33
2016	1,362,608	15.02 to 20.76	26,577,770	1.78	0.95 to 2.60	13.42 to 15.30
2015	1,502,734	13.25 to 18.01	25,603,280	1.87	0.95 to 2.60	(2.66) to (1.04)
2014	1,653,002	13.61 to 18.19	28,843,278	1.83	0.95 to 2.60	6.42 to 8.19
2013	1,860,634	12.79 to 16.82	30,192,561	1.73	0.95 to 2.60	21.42 to 23.44

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Income & Growth Sub-Account (Service Class)
2017	1,541,562	$13.27 to $16.31	$27,684,978	1.52%	1.00% to 3.10%	13.65% to 16.05%
2016	1,231,768	11.43 to 14.36	20,617,145	1.56	1.00 to 3.10	12.56 to 14.94
2015	1,085,648	9.95 to 12.75	16,899,723	1.72	1.00 to 3.10	(3.39) to (0.53)
2014	1,011,346	13.20 to 16.61	16,129,967	1.62	1.15 to 3.10	5.64 to 7.72
2013	994,981	12.50 to 15.42	14,770,986	1.65	1.15 to 3.10	20.43 to 22.80

MML Inflation-Protected and Income Sub-Account (Initial Class)
2017	12,563,423	10.99 to 14.82	166,498,888	3.30	0.95 to 2.60	0.56 to 2.23
2016	12,945,199	10.92 to 14.49	168,517,535	2.36	0.95 to 2.60	2.52 to 4.22
2015	14,833,791	10.66 to 13.91	185,830,534	1.10	0.95 to 2.60	(4.04) to (2.44)
2014	16,795,402	11.10 to 14.25	216,581,290	2.78	0.95 to 2.60	0.80 to 2.47
2013	19,486,012	11.02 to 13.91	246,238,361	1.87	0.95 to 2.60	(11.03) to (9.55)

MML Inflation-Protected and Income Sub-Account (Service Class)
2017	3,682,017	10.41 to 10.43	46,122,629	3.07	1.00 to 3.10	(0.17) to 1.94
2016	3,768,338	10.23 to 10.43	47,031,894	2.09	1.00 to 3.10	1.71 to 3.86
2015	3,940,287	9.85 to 10.26	47,814,632	1.01	1.00 to 3.10	(4.65) to (1.48)
2014	4,155,232	10.76 to 12.79	51,983,336	2.59	1.15 to 3.10	0.01 to 1.98
2013	4,390,433	10.75 to 12.54	53,901,458	1.61	1.15 to 3.10	(11.73) to (9.99)

MML International Sub-Account
2017	4,359,057	12.62 to 12.76	64,715,051	0.82	1.00 to 3.10	27.64 to 30.35
2016	4,560,968	9.68 to 10.00	52,316,709	1.16	1.00 to 3.10	(0.16) to 1.95
2015	4,780,197	9.50 to 10.02	54,170,932	0.91	1.00 to 3.10	(7.84) to (5.01)
2014	4,135,338	10.87 to 12.20	50,004,159	0.85	1.15 to 3.10	(6.05) to (4.20)
2013	3,738,945	11.57 to 12.74	47,268,002	0.93	1.15 to 3.10	17.40 to 19.71

MML International Equity Sub-Account
2017	312,168	10.98 to 11.88	3,854,469	1.76	0.95 to 3.10	26.20 to 28.94
2016	98,906	8.70 to 9.21	931,432	1.70	0.95 to 3.10	4.68 to 6.95
2015	162,216	8.31 to 8.61	1,395,293	0.23	0.95 to 3.10	(8.00) to (5.99)
2014[5]	20,896	9.03 to 9.16	190,977	3.45	0.95 to 3.10	(9.69) to (8.38)

MML Large Cap Growth Sub-Account (Initial Class)
2017	782,688	18.15 to 24.38	17,285,084	0.37	0.95 to 2.60	30.09 to 32.25
2016	891,625	13.95 to 18.43	15,027,089	0.13	0.95 to 2.60	(2.93) to (1.32)
2015	972,773	14.37 to 18.68	16,674,788	-	0.95 to 2.60	2.42 to 4.13
2014	1,128,291	14.03 to 17.94	18,705,751	-	0.95 to 2.60	6.70 to 8.48
2013	1,327,852	13.15 to 16.54	20,390,085	0.38	0.95 to 2.60	30.11 to 32.28

MML Large Cap Growth Sub-Account (Service Class)
2017	426,985	12.95 to 17.18	7,506,816	0.24	1.00 to 3.10	28.96 to 31.69
2016	239,844	9.83 to 13.32	3,605,074	-	1.00 to 3.10	(3.55) to (1.51)
2015	208,322	9.98 to 13.81	3,500,375	-	1.00 to 3.10	(0.18) to 1.60
2014	160,324	13.59 to 18.79	2,726,044	-	1.15 to 3.10	5.89 to 7.98
2013	114,555	12.84 to 17.40	1,849,015	0.17	1.15 to 3.10	29.17 to 31.71

MML Managed Bond Sub-Account (Initial Class)
2017	9,210,636	12.45 to 17.63	143,060,562	3.15	0.95 to 2.60	2.02 to 3.71
2016	9,792,140	12.21 to 17.00	147,103,492	2.81	0.95 to 2.60	0.12 to 1.78
2015	10,976,835	12.19 to 16.70	162,466,573	2.80	0.95 to 2.60	(3.30) to (1.69)
2014	12,348,052	12.61 to 16.99	186,531,226	3.21	0.95 to 2.60	3.72 to 5.45
2013	14,482,653	12.15 to 16.11	207,924,619	3.09	0.95 to 2.60	(4.16) to (2.57)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Managed Bond Sub-Account (Service Class)
2017	19,712,043	$10.28 to $11.81	$273,576,011	2.94%	1.00% to 3.10%	1.25% to 3.40%
2016	18,648,805	9.94 to 11.66	255,334,043	2.61	1.00 to 3.10	(0.63) to 1.47
2015	17,304,346	9.80 to 11.74	240,006,415	2.65	1.00 to 3.10	(4.02) to (2.00)
2014	14,847,678	12.23 to 14.58	211,214,644	3.01	1.15 to 3.10	2.95 to 4.98
2013	12,588,464	11.88 to 13.89	171,044,531	2.89	1.15 to 3.10	(4.88) to (3.01)

MML Managed Volatility Sub-Account (Initial Class)
2017	7,501,892	13.25 to 19.38	124,404,125	1.26	0.95 to 2.60	6.24 to 8.01
2016	8,129,791	12.47 to 17.95	125,435,320	1.74	0.95 to 2.60	1.03 to 2.71
2015	8,921,793	12.34 to 17.47	134,713,231	1.76	0.95 to 2.60	0.36 to 2.03
2014	10,415,964	12.30 to 17.13	155,246,368	0.70	0.95 to 2.60	1.72 to 3.41
2013	11,897,114	12.09 to 16.56	172,435,223	1.36	0.95 to 2.60	14.81 to 16.72

MML Managed Volatility Sub-Account (Service Class)
2017	2,157,161	11.04 to 12.56	33,697,976	1.04	1.00 to 3.10	5.45 to 7.69
2016	2,218,201	10.25 to 11.91	32,568,807	1.53	1.00 to 3.10	0.27 to 2.39
2015	2,279,987	10.01 to 11.88	33,182,620	1.56	1.00 to 3.10	(0.38) to 0.08
2014	2,201,134	11.93 to 15.09	31,811,816	0.50	1.15 to 3.10	0.96 to 2.95
2013	2,021,098	11.81 to 14.66	28,423,102	1.22	1.15 to 3.10	13.95 to 16.20

MML Mid Cap Growth Sub-Account (Initial Class)
2017	2,245,834	23.86 to 44.72	86,805,680	0.03	0.95 to 2.60	21.62 to 23.64
2016	2,524,036	19.62 to 36.17	79,181,316	-	0.95 to 2.60	3.57 to 5.29
2015	2,771,617	18.95 to 34.35	83,239,769	-	0.95 to 2.60	4.04 to 5.77
2014	3,031,695	18.21 to 32.48	86,456,212	-	0.95 to 2.60	10.36 to 12.20
2013	3,507,941	16.50 to 28.95	89,492,551	0.28	0.95 to 2.60	33.18 to 35.40

MML Mid Cap Growth Sub-Account (Service Class)
2017	4,003,907	12.96 to 22.51	91,130,983	-	1.00 to 3.10	20.68 to 23.24
2016	3,514,218	10.51 to 18.65	71,215,184	-	1.00 to 3.10	2.80 to 4.97
2015	3,224,695	10.01 to 18.14	66,933,690	-	1.00 to 3.10	0.15 to 3.34
2014	2,832,646	17.56 to 20.32	56,441,424	-	1.15 to 3.10	9.48 to 11.64
2013	2,450,201	16.04 to 18.20	43,871,224	0.11	1.15 to 3.10	32.24 to 34.84

MML Mid Cap Value Sub-Account (Initial Class)
2017	5,436,760	25.67 to 37.32	177,889,628	1.55	0.95 to 2.60	8.84 to 10.65
2016	6,226,253	23.58 to 33.73	184,615,243	1.57	0.95 to 2.60	20.08 to 22.07
2015	7,429,027	19.64 to 27.63	180,891,281	1.89	0.95 to 2.60	(3.98) to (2.39)
2014	8,232,329	20.45 to 28.31	206,551,247	1.55	0.95 to 2.60	13.67 to 15.56
2013	10,206,141	17.99 to 24.49	221,850,251	1.79	0.95 to 2.60	27.08 to 29.20

MML Mid Cap Value Sub-Account (Service Class)
2017	2,049,183	13.18 to 24.35	49,740,379	1.41	1.00 to 3.10	8.07 to 10.36
2016	1,782,027	11.94 to 22.53	44,150,408	1.48	1.00 to 3.10	19.12 to 21.64
2015	1,457,283	9.82 to 18.92	32,963,955	1.74	1.00 to 3.10	(4.60) to (1.84)
2014	1,276,338	19.83 to 24.28	30,013,636	1.46	1.15 to 3.10	12.78 to 15.00
2013	1,136,213	17.58 to 21.12	23,342,636	1.71	1.15 to 3.10	26.14 to 28.62

MML Moderate Allocation Sub-Account (Initial Class)
2017	21,236,900	14.50 to 17.08	351,616,486	1.79	0.95 to 2.60	10.43 to 12.26
2016	23,743,681	13.13 to 15.21	351,322,644	2.08	0.95 to 2.60	4.15 to 5.88
2015	25,711,819	12.60 to 14.37	360,342,353	2.32	0.95 to 2.60	(3.19) to (1.58)
2014	28,756,509	13.02 to 14.60	410,825,527	1.67	0.95 to 2.60	2.90 to 4.62
2013	30,402,577	12.65 to 13.96	416,511,831	1.78	0.95 to 2.60	14.55 to 16.46

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Moderate Allocation Sub-Account (Service Class)
2017	131,309,540	$11.58 to $13.63	$2,047,325,711	1.58%	1.00% to 3.10%	9.55% to 11.87%
2016	139,446,724	10.35 to 12.44	1,969,560,365	1.88	1.00 to 3.10	3.34 to 5.53
2015	141,229,826	9.81 to 12.04	1,923,028,021	2.19	1.00 to 3.10	(3.89) to (1.94)
2014	128,325,915	12.53 to 14.18	1,790,797,570	1.54	1.15 to 3.10	2.15 to 4.16
2013	110,205,721	12.26 to 13.61	1,480,632,767	1.65	1.15 to 3.10	13.79 to 16.03

MML Short-Duration Bond Sub-Account
2017	2,599,515	9.26 to 10.92	27,262,598	2.47	0.95 to 3.10	(0.82) to 1.33
2016	2,606,803	9.34 to 10.78	27,104,043	2.00	0.95 to 3.10	(0.57) to 1.58
2015	1,981,811	9.40 to 10.61	20,479,215	2.08	0.95 to 3.10	(2.40) to (0.28)
2014	2,003,739	9.63 to 10.64	20,882,733	2.22	0.95 to 3.10	(1.97) to (0.16)
2013	1,742,169	9.82 to 10.62	18,205,464	1.76	0.95 to 3.10	(2.34) to (0.21)

MML Small Cap Equity Sub-Account (Initial Class)
2017	1,054,841	20.52 to 29.64	30,563,941	0.83	0.95 to 2.60	11.44 to 13.29
2016	1,204,534	18.41 to 26.16	30,878,286	1.05	0.95 to 2.60	15.19 to 17.10
2015	1,338,615	15.98 to 22.34	29,368,550	0.83	0.95 to 2.60	(8.06) to (6.53)
2014	1,505,670	17.38 to 23.90	35,426,070	0.96	0.95 to 2.60	9.28 to 11.10
2013	1,743,307	15.91 to 21.52	36,933,468	0.99	0.95 to 2.60	37.41 to 39.69

MML Small Cap Equity Sub-Account (Service Class)
2017	855,645	13.11 to 19.42	17,644,215	0.69	1.00 to 3.10	10.61 to 12.96
2016	631,631	11.61 to 17.56	13,279,472	0.85	1.00 to 3.10	14.33 to 16.75
2015	582,740	9.94 to 15.36	11,155,140	0.68	1.00 to 3.10	(8.74) to (0.56)
2014	478,791	16.83 to 22.04	9,915,611	0.82	1.15 to 3.10	8.46 to 10.60
2013	410,793	15.52 to 19.93	7,673,630	0.89	1.15 to 3.10	36.38 to 39.07

MML Small Cap Growth Equity Sub-Account (Initial Class)
2017	3,752,747	23.24 to 35.73	115,332,900	-	0.95 to 2.60	19.67 to 21.66
2016	4,504,045	19.42 to 29.37	114,360,455	-	0.95 to 2.60	9.86 to 11.68
2015	5,264,907	17.68 to 26.30	120,557,605	-	0.95 to 2.60	(7.53) to (6.00)
2014	5,651,800	19.12 to 27.97	138,833,967	-	0.95 to 2.60	3.18 to 4.90
2013	6,535,770	18.53 to 26.67	154,118,882	-	0.95 to 2.60	44.71 to 47.11

MML Small Cap Growth Equity Sub-Account (Service Class)
2017	646,706	13.17 to 22.03	16,123,932	-	1.00 to 3.10	18.78 to 21.29
2016	559,854	10.86 to 18.55	12,968,514	-	1.00 to 3.10	9.04 to 11.35
2015	511,015	9.75 to 17.01	11,374,847	-	1.00 to 3.10	(8.22) to (2.48)
2014	417,805	18.54 to 25.22	9,976,697	-	1.15 to 3.10	2.41 to 4.43
2013	340,967	18.10 to 24.15	7,870,821	-	1.15 to 3.10	43.63 to 46.45

MML Small Company Value Sub-Account
2017	891,099	13.79 to 24.93	19,508,502	0.48	1.00 to 3.10	8.03 to 10.31
2016	612,066	12.50 to 23.08	14,305,376	0.41	1.00 to 3.10	28.14 to 30.85
2015	504,061	9.56 to 18.01	10,034,823	0.14	1.00 to 3.10	(8.53) to (4.44)
2014	456,849	19.69 to 21.89	9,900,024	-	1.15 to 3.10	(2.82) to (0.91)
2013	421,704	20.26 to 22.09	9,236,071	1.09	1.15 to 3.10	27.34 to 29.84

MML Small/Mid Cap Value Sub-Account (Initial Class)
2017	4,849,266	21.64 to 38.11	132,667,980	0.50	0.95 to 2.60	10.54 to 12.37
2016	5,653,797	19.57 to 33.91	138,163,724	0.55	0.95 to 2.60	21.90 to 23.92
2015	6,739,936	16.06 to 27.37	133,194,000	0.71	0.95 to 2.60	(7.96) to (6.43)
2014	7,251,421	17.45 to 29.25	154,625,554	0.61	0.95 to 2.60	6.64 to 8.41
2013	8,624,399	16.36 to 26.98	170,219,254	0.70	0.95 to 2.60	34.64 to 36.88

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Small/Mid Cap Value Sub-Account (Service Class)
2017	962,628	$13.36 to $20.51	$22,379,494	0.30%	1.00% to 3.10%	9.63% to 11.96%
2016	886,931	11.93 to 18.71	19,564,381	0.32	1.00 to 3.10	21.03 to 23.58
2015	858,472	9.66 to 15.46	15,923,597	0.50	1.00 to 3.10	(8.62) to (3.44)
2014	769,745	16.92 to 20.65	15,481,539	0.47	1.15 to 3.10	5.83 to 7.91
2013	679,762	15.99 to 19.14	12,724,322	0.55	1.15 to 3.10	33.61 to 36.24

MML Special Situations Sub-Account (Service Class I)
2017	37,834	12.62 to 12.84	485,763	-	1.00 to 1.80	16.47 to 17.40
2016	23,898	10.83 to 10.94	261,283	0.54	1.00 to 1.80	13.48 to 14.39
2015[6]	10,346	9.55 to 9.56	98,920	-	1.00 to 1.80	(4.52) to (4.38)

MML Strategic Emerging Markets Sub-Account
2017	1,061,488	10.55 to 13.23	13,380,725	-	1.00 to 3.10	29.77 to 32.51
2016	947,781	8.13 to 9.99	8,983,421	0.24	1.00 to 3.10	2.88 to 5.05
2015	844,443	7.90 to 9.51	7,591,791	0.86	1.00 to 3.10	(16.97) to (4.95)
2014	776,093	9.51 to 10.68	8,249,934	0.05	1.15 to 3.10	(8.51) to (6.71)
2013	718,136	10.40 to 11.45	8,187,642	-	1.15 to 3.10	(9.59) to (7.81)

MML Total Return Bond Sub-Account
2017	1,912,466	9.49 to 10.72	19,956,564	1.84	0.95 to 3.10	(0.40) to 1.76
2016	1,691,159	9.53 to 10.53	17,462,137	1.68	0.95 to 3.10	(0.82) to 1.33
2015	1,533,107	9.61 to 10.39	15,732,127	3.17	0.95 to 3.10	(3.10) to (0.99)
2014	1,242,579	9.91 to 10.50	12,917,884	1.77	0.95 to 3.10	1.24 to 3.44
2013	1,015,531	9.79 to 10.15	10,236,134	2.07	0.95 to 3.10	(4.84) to (2.78)

MML U.S. Government Money Market Sub-Account
2017	7,302,616	7.61 to 9.32	67,087,752	0.35	0.95 to 3.10	(2.70) to (0.59)
2016	7,886,513	7.83 to 9.37	72,659,675	-	0.95 to 3.10	(2.94) to (0.84)
2015	8,011,374	8.06 to 9.45	74,519,144	0.01	0.95 to 3.10	(3.05) to (0.94)
2014	8,873,464	8.32 to 9.54	83,454,199	-	0.95 to 3.10	(3.05) to (0.94)
2013	9,801,023	8.58 to 9.63	93,332,847	-	0.95 to 3.10	(3.05) to (0.94)

Oppenheimer Capital Appreciation Sub-Account (Service)
2017	636,528	16.52 to 22.60	13,651,148	0.01	1.15 to 3.10	22.66 to 25.06
2016	669,136	13.47 to 18.07	11,507,034	0.11	1.15 to 3.10	(5.40) to (3.54)
2015	719,485	14.24 to 18.74	12,694,135	-	1.15 to 3.10	0.12 to 2.09
2014	559,805	14.22 to 18.35	9,721,734	0.18	1.15 to 3.10	11.61 to 13.81
2013	502,525	12.74 to 16.13	7,690,025	0.75	1.15 to 3.10	25.48 to 27.95

Oppenheimer Capital Appreciation Sub-Account (Non-Service)
2017	8,824,152	17.42 to 23.59	195,124,067	0.24	0.95 to 2.60	23.59 to 25.64
2016	10,289,099	14.10 to 18.78	181,883,596	0.42	0.95 to 2.60	(4.71) to (3.12)
2015	11,140,031	14.79 to 19.38	204,161,032	0.09	0.95 to 2.60	0.89 to 2.56
2014	12,954,342	14.67 to 18.90	232,982,208	0.46	0.95 to 2.60	12.45 to 14.32
2013	16,061,660	13.04 to 16.53	254,026,382	0.99	0.95 to 2.60	26.41 to 28.51

Oppenheimer Conservative Balanced Sub-Account (Service)
2017	5,979	10.88 to 13.95	78,036	1.69	1.15 to 2.65	6.11 to 7.71
2016	6,910	10.25 to 12.95	84,787	2.12	1.15 to 2.65	2.22 to 3.77
2015	9,360	10.03 to 12.48	112,578	2.05	1.15 to 2.65	(2.06) to (0.58)
2014	10,465	10.24 to 12.55	127,396	1.80	1.15 to 2.65	5.19 to 6.78
2013	10,515	9.74 to 11.76	120,155	2.13	1.15 to 2.65	9.88 to 11.54

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Oppenheimer Conservative Balanced Sub-Account (Non-Service)
2017	534,403	$11.09 to $16.22	$8,114,383	1.96%	0.95% to 2.60%	6.46% to 8.22%
2016	630,503	10.42 to 14.99	8,876,450	2.39	0.95 to 2.60	2.57 to 4.27
2015	703,999	10.16 to 14.37	9,535,222	2.25	0.95 to 2.60	(1.76) to (0.12)
2014	839,226	10.34 to 14.39	11,428,031	2.09	0.95 to 2.60	5.42 to 7.17
2013	1,052,026	9.81 to 13.43	13,393,426	2.34	0.95 to 2.60	10.27 to 12.10

Oppenheimer Discovery Mid Cap Growth Sub-Account (Service)
2017	531,806	12.85 to 18.78	10,967,039	-	1.00 to 3.10	24.55 to 27.18
2016	413,368	10.10 to 15.08	7,455,029	-	1.00 to 3.10	(1.03) to 1.06
2015	418,015	10.00 to 15.24	7,838,962	-	1.00 to 3.10	(0.05) to 3.10
2014	360,959	14.78 to 18.90	6,561,362	-	1.15 to 3.10	2.30 to 4.32
2013	352,391	14.45 to 18.11	6,138,368	-	1.15 to 3.10	31.49 to 34.07

Oppenheimer Discovery Mid Cap Growth Sub-Account (Non-Service)
2017	5,478,879	19.81 to 26.22	130,393,799	0.03	0.95 to 2.60	25.50 to 27.58
2016	6,350,802	15.79 to 20.55	119,229,530	-	0.95 to 2.60	(0.29) to 1.37
2015	7,089,700	15.83 to 20.27	132,434,269	-	0.95 to 2.60	3.87 to 5.60
2014	8,347,886	15.24 to 19.20	149,432,184	-	0.95 to 2.60	3.07 to 4.78
2013	9,613,078	14.79 to 18.32	165,756,045	0.01	0.95 to 2.60	32.50 to 34.70

Oppenheimer Global Sub-Account (Service)
2017	2,668,038	12.98 to 21.15	65,203,626	0.72	1.00 to 3.10	32.17 to 34.97
2016	2,429,442	9.61 to 16.00	47,830,566	0.77	1.00 to 3.10	(3.20) to (1.15)
2015	2,296,397	9.73 to 16.53	48,068,966	1.05	1.00 to 3.10	(2.74) to 0.51
2014	2,027,123	16.45 to 21.74	41,625,178	0.86	1.15 to 3.10	(1.06) to (0.89)
2013	1,693,626	16.63 to 21.55	34,582,935	1.16	1.15 to 3.10	23.12 to 25.54

Oppenheimer Global Sub-Account (Non-Service)
2017	7,226,325	22.31 to 32.94	214,656,278	0.94	0.95 to 2.60	33.17 to 35.38
2016	8,685,167	16.75 to 24.33	191,007,098	1.07	0.95 to 2.60	(2.48) to (0.86)
2015	9,468,058	17.18 to 24.54	211,458,450	1.30	0.95 to 2.60	1.28 to 2.96
2014	10,815,603	16.96 to 23.83	236,187,394	1.11	0.95 to 2.60	(1.33) to (0.33)
2013	12,160,557	17.02 to 23.52	263,962,140	1.39	0.95 to 2.60	24.04 to 26.10

Oppenheimer Global Multi-Alternatives Sub-Account
2017	232,850	8.90 to 9.63	2,246,753	0.79	0.95 to 3.10	(2.86) to (0.76)
2016	179,042	9.16 to 9.70	1,736,290	1.31	0.95 to 3.10	0.34 to 2.51
2015	142,078	9.13 to 9.46	1,340,687	0.08	0.95 to 3.10	(6.81) to (4.78)
2014[5]	109,800	9.80 to 9.94	1,087,836	6.56	0.95 to 3.10	(2.03) to (0.60)

Oppenheimer Global Strategic Income Sub-Account (Service)
2017	4,881,261	10.75 to 13.07	75,321,693	1.95	1.00 to 3.10	2.81 to 4.99
2016	4,528,125	10.24 to 12.72	68,620,181	4.57	1.00 to 3.10	3.03 to 5.21
2015	4,740,022	9.73 to 12.34	69,114,608	5.35	1.00 to 3.10	(5.47) to (2.71)
2014	4,722,319	13.06 to 15.46	71,736,469	3.88	1.15 to 3.10	(0.64) to 1.32
2013	4,528,418	13.14 to 15.26	67,992,271	4.65	1.15 to 3.10	(3.41) to (1.51)

Oppenheimer Global Strategic Income Sub-Account (Non-Service)
2017	12,240,624	13.81 to 21.27	211,836,285	2.29	0.95 to 2.60	3.55 to 5.27
2016	13,230,514	13.34 to 20.20	218,695,233	5.00	0.95 to 2.60	3.81 to 5.53
2015	15,133,537	12.85 to 19.14	237,820,282	5.89	0.95 to 2.60	(4.77) to (3.18)
2014	16,959,594	13.49 to 19.77	276,588,610	4.27	0.95 to 2.60	0.20 to 1.87
2013	19,364,388	13.46 to 19.41	311,535,386	4.96	0.95 to 2.60	(2.70) to (1.08)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Oppenheimer Government Money Sub-Account
2017	758,493	$8.21 to $10.37	$7,890,182	0.38%	0.95% to 2.60%	(2.18)% to (0.56	) %
2016	769,084	8.40 to 10.43	8,057,894	0.01	0.95 to 2.60	(2.55) to (0.93)
2015	976,501	8.62 to 10.53	10,336,029	0.01	0.95 to 2.60	(2.56) to (0.94)
2014	1,182,007	8.84 to 10.63	12,697,559	0.01	0.95 to 2.60	(2.56) to (0.94)
2013	1,513,228	9.08 to 10.73	16,402,696	0.01	0.95 to 2.60	(2.55) to (0.93)

Oppenheimer International Growth Sub-Account (Service)
2017	1,259,629	11.83 to 19.25	28,549,998	1.14	1.00 to 3.10	22.60 to 25.19
2016	1,142,092	9.45 to 15.70	22,105,225	0.82	1.00 to 3.10	(5.68) to (3.68)
2015	1,111,652	9.81 to 16.65	23,682,945	0.90	1.00 to 3.10	(1.89) to (0.04)
2014	1,102,287	16.66 to 22.06	23,154,989	0.95	1.15 to 3.10	(9.99) to (8.21)
2013	947,242	18.51 to 24.03	21,672,055	1.10	1.15 to 3.10	21.88 to 24.28

Oppenheimer International Growth Sub-Account (Non-Service)
2017	1,586,186	20.29 to 28.01	40,886,987	1.43	0.95 to 2.60	23.06 to 25.10
2016	1,727,776	16.48 to 22.39	35,872,901	1.10	0.95 to 2.60	(4.62) to (3.04)
2015	1,953,465	17.28 to 23.09	42,333,615	1.17	0.95 to 2.60	0.78 to 2.45
2014	2,173,952	17.15 to 22.54	46,483,217	1.18	0.95 to 2.60	(9.60) to (8.10)
2013	2,352,817	18.97 to 24.52	55,194,703	1.35	0.95 to 2.60	22.64 to 24.68

Oppenheimer Main Street Sub-Account (Service)
2017	811,263	12.62 to 18.51	14,827,618	1.01	1.00 to 3.10	13.09 to 15.48
2016	578,264	10.93 to 16.37	10,570,828	0.81	1.00 to 3.10	7.91 to 10.19
2015	350,633	9.92 to 15.17	6,571,579	0.59	1.00 to 3.10	(0.80) to (0.04)
2014	268,260	15.17 to 19.42	5,013,308	0.57	1.15 to 3.10	7.03 to 9.14
2013	228,374	14.18 to 17.80	3,900,324	0.88	1.15 to 3.10	27.43 to 29.94

Oppenheimer Main Street Sub-Account (Non-Service)
2017	1,485,284	19.52 to 26.43	35,355,748	1.25	0.95 to 2.60	13.92 to 15.81
2016	1,636,217	17.13 to 22.82	33,814,437	1.12	0.95 to 2.60	8.76 to 10.56
2015	1,773,958	15.75 to 20.64	33,344,658	0.93	0.95 to 2.60	0.68 to 2.35
2014	1,949,206	15.65 to 20.17	36,073,052	0.84	0.95 to 2.60	7.86 to 9.66
2013	2,307,901	14.51 to 18.39	39,237,252	1.10	0.95 to 2.60	28.39 to 30.53

Oppenheimer total Return Bond Sub-Account
2017	165,749	14.56	2,413,840	2.43	1.40	3.14
2016	187,107	14.12	2,642,040	3.70	1.40	1.84
2015	211,390	13.87	2,931,050	4.06	1.40	(0.44)
2014	249,195	13.93	3,470,605	5.27	1.40	5.77
2013	291,383	13.17	3,836,631	5.12	1.40	(1.49)

PIMCO CommodityRealReturn® Strategy Sub-Account
2017	2,037,819	4.84 to 6.08	11,904,973	10.98	0.95 to 3.10	(1.06) to 1.09
2016	2,151,246	4.89 to 6.01	12,471,316	1.01	0.95 to 3.10	11.37 to 13.79
2015	2,168,257	4.39 to 5.28	11,086,242	4.52	0.95 to 3.10	(27.94) to (26.37)
2014	2,118,192	6.09 to 7.17	14,781,852	0.26	0.95 to 3.10	(21.11) to (19.39)
2013	2,086,979	7.72 to 8.90	18,128,343	1.68	0.95 to 3.10	(17.32) to (15.52)

VY® Clarion Global Real Estate Sub-Account
2017	1,209,503	12.53 to 15.74	18,104,285	3.51	0.95 to 3.10	7.14 to 9.46
2016	1,330,784	11.70 to 14.38	18,270,700	1.09	0.95 to 3.10	(2.44) to (0.33)
2015	1,451,985	11.99 to 14.43	20,135,679	3.05	0.95 to 3.10	(4.27) to (2.19)
2014	1,419,209	12.53 to 14.75	20,233,673	1.10	0.95 to 3.10	10.38 to 12.78
2013	1,371,460	11.35 to 13.08	17,405,956	5.55	0.95 to 3.10	0.54 to 2.73

[1]

The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

[2]

The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]

The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

[4]	For the period January 1, 2014 through April 27, 2014. Effective April 28, 2014, MML China Fund merged into MML Foreign Fund.
[5]	For the period May 1, 2014 through December 31, 2014. Effective May 1, 2014, this fund became available as an investment option in the Separate Account.
[6]	For the period of October 26, 2015, through December 31, 2015. Effective October 26, 2015, these funds became available as an investment option in the Separate Account.

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account. The assessment of charges is based on the actual product and additional benefits or riders purchased.

Mortality and Expense Risk Charge*	This charge is equal, on an annual basis, to 0.80% - 1.60% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
Administrative Charge	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
Administrative Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.
Contingent Deferred Sales Charge/Surrender Charge	0% - 8%
This charge is assessed through the redemption of units.
Payment Protector Charge	This charge is equal, on an annual basis, to 0.00% - 0.50% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Additional Death Benefit Options
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.

A. Reset Death Benefit**	0.00% - 0.20%

B. Ratchet Death Benefit***	0.00% - 0.70%

C. 5% roll Up Death Benefit	0.00% - 0.40%

D. Basic Death Benefit with Combination Feature	0.00% - 0.45%

E. Return of Purchase Payment	0.00% - 0.35%

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

Rider Charges
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.

A. Equalizer Benefit	0.00% - 0.50%

B. Nursing Home Waiver	0.00% - 0.05%

C. Earnings Enhancement Benefit	0.00% - 0.30%

D. 10% / 20% Free Withdrawal Amount	0.00% - 0.25%

E. 15% / 30% Free Withdrawal Amount	0.00% - 0.15%

F. Guaranteed Minimum Income Benefit (GMIB)	0.00% - 0.80%

G. Guaranteed Minimum Accumulation Benefit (GMAB)	0.00% - 1.40%

H. Guaranteed Minimum Withdrawal Benefit (GMWB)	0.00% - 0.95%

*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, certificates issued on or after September 10, 2001 will receive an increase in the certificate value allocated to the fund by 0.15% on each certificate anniversary.
**	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the certificate value allocated to the funds.
***	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at certificate issue, 0.50% if age 61 through age 70 at certificate issue, and 0.70% if age 71 or older at certificate issue, of the certificate value allocated to the funds.

Certain contracts may offer credits which will result in the purchase of units.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 5, 2018, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

As of December 31, 2017 and 2016 and

for the years ended December 31, 2017, 2016 and 2015

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

Independent Auditors’ Report

The Board of Directors and Policyholders of

Massachusetts Mutual Life Insurance Company:

We have audited the accompanying financial statements of Massachusetts Mutual Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2017 and 2016, and the related statutory statements of operations, changes in surplus, and cash flows for the three-year period ended December 31, 2017, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

See notes to statutory financial statements

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the three-year period ended December 31, 2017.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for the three-year period ended December 31, 2017, in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance described in Note 2.

/s/ KPMG LLP

February 16, 2018

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2017	2016

	(In Millions)
Assets:
Bonds	$90,435	$83,821
Preferred stocks	768	465
Common stocks – subsidiaries and affiliates	14,424	14,244
Common stocks – unaffiliated	1,212	1,120
Mortgage loans	22,580	20,961
Policy loans	13,327	12,461
Real estate	857	977
Partnerships and limited liability companies	7,678	7,187
Derivatives	8,857	9,763
Cash, cash equivalents and short-term investments	3,580	3,726
Other invested assets	203	161

Total invested assets	163,921	154,886
Investment income due and accrued	2,199	1,914
Federal income taxes	544	44
Deferred income taxes	761	1,606
Other than invested assets	3,476	3,016

Total assets excluding separate accounts	170,901	161,466
Separate account assets	69,162	62,204

Total assets	$240,063	$223,670

Liabilities and Surplus:
Policyholders’ reserves	$115,764	$112,186
Liabilities for deposit-type contracts	13,014	11,574
Contract claims and other benefits	513	402
Policyholders’ dividends	1,601	1,609
General expenses due or accrued	1,074	1,121
Asset valuation reserve	3,207	3,178
Repurchase agreements	4,204	4,729
Commercial paper	250	250
Collateral	2,661	2,839
Derivatives	5,979	6,014
Funds held under coinsurance	4,001	-
Other liabilities	2,928	2,150

Total liabilities excluding separate accounts	155,196	146,052
Separate account liabilities	69,162	62,195

Total liabilities	224,358	208,247
Surplus	15,705	15,423

Total liabilities and surplus	$240,063	$223,670

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2017	2016	2015

	(In Millions)
Revenue:
Premium income	$17,486	$21,432	$21,543
Net investment income	6,542	6,334	6,387
Fees and other income	1,425	1,283	797

Total revenue	25,453	29,049	28,727

Benefits and expenses:
Policyholders’ benefits	20,019	18,312	16,300
Change in policyholders’ reserves	740	7,387	8,592
Change in group annuity reserves assumed	(887)	(1,510)	(942)
General insurance expenses	2,604	2,251	1,793
Commissions	1,009	938	869
State taxes, licenses and fees	245	237	187

Total benefits and expenses	23,730	27,615	26,799

Net gain from operations before dividends and federal income taxes	1,723	1,434	1,928
Dividends to policyholders	1,569	1,566	1,728

Net gain (loss) from operations before federal income taxes	154	(132)	200
Federal income tax benefit	(320)	(326)	(153)

Net gain from operations	474	194	353
Net realized capital (losses) gains	(422)	(208)	59

Net income (loss)	$52	$(14)	$412

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN SURPLUS

	Years Ended December 31,
	2017	2016	2015

	(In Millions)
Surplus, beginning of year	$15,423	$14,983	$14,231

Increase (decrease) due to:
Net income (loss)	52	(14)	412
Change in net unrealized capital gains (losses), net of tax	368	1,105	195
Change in net unrealized foreign exchange capital gains (losses), net of tax	721	(441)	(226)
Change in other net deferred income taxes	(1,084)	247	231
Change in nonadmitted assets	124	(326)	(16)
Change in asset valuation reserve	(29)	(361)	(197)
Change in surplus notes	36	-	491
Cumulative effect of accounting changes	-	-	3
Prior period adjustments	45	34	9
Change in minimum pension liability	61	6	(150)
Other	(12)	190	-

Net increase	282	440	752

Surplus, end of period	$15,705	$15,423	$14,983

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2017	2016	2015

	(In Millions)
Cash from operations:
Premium and other income collected	$22,194	$21,685	$20,842
Net investment income	6,542	6,394	6,213
Benefit payments	(19,718)	(17,832)	(16,261)
Net transfers from separate accounts	3,510	2,282	770
Net receipts from group annuity reserves assumed	887	1,510	942
Commissions and other expenses	(3,523)	(3,355)	(2,907)
Dividends paid to policyholders	(1,577)	(1,698)	(1,565)
Federal and foreign income taxes (paid) recovered	(3)	353	(234)

Net cash from operations	8,312	9,339	7,800

Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	19,838	14,660	12,496
Preferred and common stocks – unaffiliated	516	577	444
Common stocks – affiliated	346	75	767
Mortgage loans	3,062	3,847	2,575
Real estate	226	59	110
Partnerships and limited liability companies	1,972	908	2,560
Derivatives	54	545	278
Other	(273)	(122)	(114)

Total investment proceeds	25,741	20,549	19,116

Cost of investments acquired:
Bonds	(24,910)	(21,393)	(15,012)
Preferred and common stocks – unaffiliated	(887)	(379)	(576)
Common stocks – affiliated	(230)	(1,499)	(539)
Mortgage loans	(4,543)	(3,505)	(5,296)
Real estate	(267)	(201)	(283)
Partnerships and limited liability companies	(1,851)	(1,568)	(3,443)
Derivatives	(598)	(627)	(438)
Other	(89)	115	409

Total investments acquired	(33,375)	(29,057)	(25,178)
Net increase in policy loans	(867)	(648)	(658)

Net cash from investing activities	(8,501)	(9,156)	(6,720)

Cash from financing and miscellaneous sources:
Net deposits on deposit-type contracts	1,360	755	831
Cash provided by surplus note issuance	36	-	491
Change in repurchase agreements	(525)	(401)	472
Change in collateral	(180)	712	726
Corporate-owned life insurance purchased	-	-	(1,937)
Other cash used	(648)	(572)	(494)

Net cash from financing and miscellaneous sources	43	494	89

Net change in cash, cash equivalents and short-term investments	(146)	677	1,169
Cash, cash equivalents and short-term investments:
Beginning of year	3,726	3,049	1,880

End of year	$3,580	$3,726	$3,049

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

Massachusetts Mutual Life Insurance Company (the Company), a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts (GICs) to individual and institutional customers in all 50 states of the United States of America (U.S.), the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s MassMutual Financial Advisors (MMFA), Direct to Consumer (DTC), Institutional Solutions (IS) and Workplace Solutions (WS) distribution channels.

MMFA is a sales force that includes financial advisors that operate in the U.S. MMFA sells individual life, individual annuities and disability insurance. The Company’s DTC distribution channel sells individual life and supplemental health insurance primarily through direct response television advertising, digital media, search engine optimization and search engine marketing. The Company’s IS distribution channel sells group annuities, group life and GICs primarily through retirement advisory firms, actuarial consulting firms, investment banks, insurance benefit advisors and investment management companies. The Company’s WS distribution channel sells group life insurance and annuity products as well as individual life insurance, critical illness and long term care (LTC) products distributed through investment advisors.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (the Division).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The more significant differences between statutory accounting practices and U.S. GAAP are as follows: (a) bonds are generally carried at amortized cost, whereas U.S. GAAP reports bonds at fair value for bonds available for sale and trading or at amortized cost for bonds held to maturity; (b) changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes as revenue unless deemed an effective hedge; (c) interest rate and credit default swaps associated with replicated asset transactions are carried at amortized cost, whereas U.S. GAAP would carry them at fair value; (d) embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately at fair value; (e) income recognition on partnerships and limited liability companies (LLCs), which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP is without limitation; (f) certain majority-owned subsidiaries and variable interest entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities; (g) changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income without limitation; (h) assets and liabilities associated with certain group annuity and variable universal life contracts, which do not pass-through all investment experience to contract holders, are maintained in separate accounts and are presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts as general investments and liabilities of the Company; (i) assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, net of any valuation allowances; (j) statutory policy reserves are based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method (CRVM), Commissioners’ Annuity Reserve Valuation Method (CARVM) or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions at the time of issuance, whereas U.S. GAAP policy reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates, at time of issuance, of future mortality, morbidity, persistency and interest; (k) liabilities for policyholder reserves, unearned premium, and unpaid claims are presented net of reinsurance ceded, whereas U.S. GAAP would present the liabilities on a direct basis and report an asset for the amounts due from reinsurers for the amounts ceded; (l) an asset valuation reserve (AVR) is reported as a

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

contingency reserve to stabilize surplus against fluctuations in the statement value of real estate, partnerships and LLCs and certain common stocks as well as credit-related changes in the value of bonds, mortgage loans and certain derivatives, whereas U.S. GAAP does not record this reserve; (m) after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue; (n) changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Statutory Statements of Changes in Surplus, whereas U.S. GAAP reports these changes in net realized capital gains (losses); (o) the overfunded status of pension and other postretirement plans, which is the excess of the fair value of the plan assets over the projected benefit obligation, is a nonadmitted asset for statutory accounting whereas U.S. GAAP recognizes the overfunded status as an asset; (p) surplus notes are reported in surplus, whereas U.S. GAAP would report these notes as liabilities; (q) payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances; (r) certain acquisition costs, such as commissions and other variable costs, directly related to successfully acquiring new business are charged to current operations as incurred, whereas U.S. GAAP would generally capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over the premium payment period; and (s) Statutory Statements of Changes in Surplus includes net income, change in net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in other net deferred income taxes, change in nonadmitted assets, change in asset valuation reserve, prior period adjustments and change in minimum pension liability, whereas U.S. GAAP presents net income as retained earnings and net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in minimum pension liability as other comprehensive income.

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates and assumptions include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment(s) (OTTI), the value of the investment in MassMutual Holding LLC (MMHLLC), the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTAs), the liability for taxes and the liability for litigation or other contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

Certain prior year amounts within these financial statements have been reclassified to conform to the current year presentation.

b.	Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date.

For loan-backed and structured securities, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Certain fixed income securities, with the highest ratings from a rating agency follow the retrospective method of accounting. Under the retrospective method, the recalculated effective yield equates the present value of the actual and anticipated cash flows, including new prepayment assumptions, to the original cost of the investment. Prepayment assumptions are based on borrower constraints and economic incentives such as the original term, age and coupon of the loan as affected by the interest rate environment. The current carrying value is then increased or decreased to the amount that would have resulted had the revised yield been applied since inception, and investment income is correspondingly decreased or increased.

All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting. Under the prospective method, the recalculated future effective yield equates the carrying value of the investment to the present value of the anticipated future cash flows.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

c.	Preferred stocks

Preferred stocks in good standing, those that are rated Categories 1 through 3 by the Securities Valuation Office (SVO) of the NAIC, are generally valued at amortized cost. Preferred stocks not in good standing, those that are rated Categories 4 through 6 by the SVO of the NAIC, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, values provided by third-party organizations are used. If values provided by third-party organizations are unavailable, fair value is estimated using internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

d.	Common stocks – subsidiaries and affiliates

Common stocks of unconsolidated subsidiaries, primarily C.M. Life Insurance Company, MML Bay State Life Insurance Company, MassMutual Holding LLC (MMHLLC) and MassMutual International LLC (MMI), are accounted for using the statutory equity method. The Company accounts for the value of MMHLLC and MMI at its underlying U.S. GAAP equity value adjusted to remove certain nonadmitted and intangible assets. MMHLLC’s value is also adjusted by a portion of its noncontrolling interests (NCI) after consideration of MMHLLC’s fair value and the Company’s capital levels. The Division has affirmed the statutory recognition of the Company’s application of the NCI guidelines in MMHLLC’s statutory carrying value. However, the Company has limited this recognition to $2,703 million as of December 31, 2017 and $2,675 million as of December 31, 2016. Operating results, less dividends declared, for MMHLLC are reflected as net unrealized capital gains (losses) in the Statutory Statements of Changes in Surplus. Dividends declared from MMHLLC are recorded in net investment income when declared and are limited to MMHLLC’s U.S. GAAP retained earnings. The cost basis of common stocks – subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary.

Refer to Note 5c. “Common stocks – subsidiaries and affiliates” for further information on the valuation of MMHLLC and MMI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Common stocks – unaffiliated

Unaffiliated common stocks are carried at fair value, which is based on quoted market prices when available. If quoted market prices are not available, values provided by third-party organizations are used. If values from third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

f.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium, discount, mortgage origination fees and valuation allowances. Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for (a) impaired loans more than 60 days past due, (b) delinquent loans more than 90 days past due, or (c) loans that have interest that is not expected to be collected. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

g.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy and amounts ceded to reinsurers. At issuance, policy loans are fully secured by the cash surrender value of the policy. Unsecured amounts can occur when subsequent charges are incurred on the underlying policy without the receipt of additional premium. If the premium is not paid during the contractual grace period, the policy will lapse. Unsecured nonadmitted amounts were less than $1 million as of December 31, 2017 and 2016. Policy loans earn interest calculated based upon either a fixed or a variable interest rate. Accrued investment income on policy loans more than 90 days past due is included in the unpaid balance of the policy loan to the extent it does not exceed the cash surrender value of the underlying contract.

h.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company are carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

Real estate held for sale is initially carried at the lower of depreciated cost or fair value less estimated selling costs and is no longer depreciated. Adjustments to carrying value, including for further declines in fair value, are recorded in a valuation reserve, which is included in realized capital losses.

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. The Company also obtains external appraisals for a rotating selection of properties annually. If an external appraisal is not obtained, an internal appraisal is performed.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

i.	Partnerships and limited liability companies

Partnerships and LLCs, except for partnerships that generate and realize low income housing tax credits (LIHTCs), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships that generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into net investment income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

j.	Derivatives

Interest rate swaps and credit default swaps associated with replicated assets are valued at amortized cost and all other derivative types are carried at fair value, which is based primarily upon quotations obtained from counterparties and independent sources. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based on an internal valuation process using market observable inputs that other market participants would use. Changes in the fair value of these instruments other than interest rate swaps and credit default swaps associated with replicated assets are recorded as unrealized capital gains (losses) in surplus. Gains and losses realized on settlement, termination, closing or assignment of contracts are recorded as realized capital gains (losses). Amounts receivable and payable are accrued as net investment income.

k.	Cash, cash equivalents and short-term investments

Cash and cash equivalents, which are carried at amortized cost, consist of all highly liquid investments purchased with original maturities of three months or less.

Short-term investments, which are carried at amortized cost, consist of short-term bonds, money market mutual funds and all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

l.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

m.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and DTAs or liabilities. Current tax expense (benefit) is reported in the Statutory Statements of Operations as federal income tax expense (benefit) if resulting from operations and within net realized capital gains (losses) if resulting from invested asset transactions. Changes in the balances of deferred taxes, which provide for book-to-tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of book-to-tax temporary differences, such as reserves and policy acquisition costs, and of book-to-tax permanent differences, such as tax-exempt interest and tax credits, results in effective tax rates in the Statutory Statements of Operations that differ from the federal statutory tax rate.

n.	Other than invested assets

Other than invested assets primarily includes the Company’s investment in corporate-owned life insurance, deferred and uncollected life insurance premium, receivable from subsidiaries and affiliates, reinsurance recoverable, fixed assets and other receivables.

o.	Separate accounts

Separate accounts and sub-accounts are segregated funds administered and invested by the Company, the performance of which primarily benefits the policyholders/contract holders with an interest in the separate accounts. Group and individual variable annuity, variable life and other insurance policyholders/contract holders select from among the separate accounts and sub-accounts made available by the Company. The separate accounts and sub-accounts are offered as investment options under certain insurance contracts or policies. The returns produced by separate account assets increase or decrease separate account reserves. Separate account assets consist principally of marketable securities reported at fair value. Except for the Company’s seed money and certain guaranteed separate accounts issued in Minnesota, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. Separate account administrative and investment advisory fees are included in fees and other income.

Assets may be transferred from the general investments of the Company to seed the separate accounts. When assets are transferred, they are transferred at fair market value. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the underlying assets are sold. Losses associated with these transfers are recognized immediately.

Separate accounts reflect two categories of risk assumption: nonguaranteed separate accounts for which the policyholder/contract holder assumes the investment risk and guaranteed separate accounts for which the Company contractually guarantees a minimum return, a minimum account value, or both to the policyholder/contract holder. For certain guaranteed separate account products such as interest rate guaranteed products and indexed separate account products, reserve adequacy is performed on a contract-by-contract basis using, as applicable, prescribed interest rates, mortality rates and asset risk deductions. If the outcome from this adequacy analysis produces a deficiency relative to the current account value, a liability is recorded in policyholders’ reserves or liabilities for deposit-type contracts in the Statutory Statements of Financial Position with the corresponding change in the liability recorded as change in policyholders’ reserves or policyholders’ benefits in the Statutory Statements of Operations.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Operations with the offset recorded in the change in policyholders’ reserves. Investment income, realized capital gains (losses) and unrealized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to policyholders/contract holders and are not recorded in the Statutory Statements of Operations.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

p.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include pension plan assets, intangibles, certain electronic data processing (EDP) equipment, advances and prepayments, certain investments in partnerships and LLCs for which qualifying audits are not performed, the amount of DTAs (subject to certain limitations) that will not be realized by the end of the third calendar year following the current year end, furniture and equipment, certain other receivables and uncollected premium greater than 90 days past due. Due and accrued income is nonadmitted on: (a) bonds delinquent more than 90 days or where collection of interest is improbable; (b) impaired bonds more than 60 days past due; (c) bonds in default; (d) mortgage loans in default where interest is 180 days past due; (e) rent in arrears for more than 90 days; and (f) policy loan interest due and accrued more than 90 days past due and included in the unpaid balance of the policy loan in excess of the cash surrender value of the underlying contract. Assets that are designated as nonadmitted are excluded from the Statutory Statements of Financial Position through a change in nonadmitted assets on the Statutory Statements of Changes in Surplus.

q.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk or to assume business.

Premium income, benefits to policyholders (including unpaid claims) and policyholders’ reserves are reported net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid, but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance (Modco) reserve adjustments on reinsurance ceded are recorded as revenue. Commissions and expense allowances on Retirement Plan Group reinsurance assumed and Modco reserve adjustments on reinsurance assumed are recorded as an expense.

r.	Policyholders’ reserves

Policyholders’ reserves provide for the present value of estimated future obligations in excess of estimated future premium on policies in force.

Reserves for individual life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium or CRVM bases using the American Experience or the 1941, 1958, 1980 or the 2001 Commissioners’ Standard Ordinary mortality tables with assumed interest rates. Reserves for disability riders associated with life contracts are calculated using morbidity rates from the 1952 Period 2 Intercompany Disability Table, modified to reflect the Company’s morbidity experience.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The Company charges a higher premium on certain contracts that cover substandard mortality risk. For these policies, the reserve calculations are based on a substandard mortality rate, which is a multiple of the standard mortality tables.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDBs and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statements of Operations.

Reserves for individual and group payout annuities are developed using accepted actuarial methods computed principally under CARVM using applicable interest rates and mortality tables. Individual payout annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. Group payout annuities primarily use the 1983 Group Annuity Mortality and 1994 Group Annuity Reserving tables.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Certain individual variable annuity products have a variety of additional guarantees such as GMDBs and variable annuity guaranteed living benefits (VAGLB). The primary types of VAGLBs include guaranteed minimum accumulation benefits (GMAB), guaranteed minimum income benefits (GMIB) including GMIB Basic and GMIB Plus and guaranteed minimum withdrawal benefits (GMWB). In general, these benefit guarantees require the contract owner or policyholder to adhere to a company-approved asset allocation strategy. The liabilities for individual variable annuity GMDBs and VAGLBs are included in policyholders’ reserves in the Statutory Statements of Financial Position and the related changes in these liabilities are included in change in policyholders’ reserves in the Statutory Statement of Operations.

Variable annuity GMDBs provide a death benefit in excess of the contract value if the contract value is less than the guaranteed minimum amount. Some contracts provide that guarantee upon the contract owner’s death and others provide it upon the annuitant’s death. This amount may be based on a return of premium (the premium paid generally adjusted for withdrawals), a roll-up (an accumulation of premium at a specified interest rate adjusted for withdrawals), a reset (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is allowed to decrease when reset) or a ratchet (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is never allowed to decrease when reset). For a variable annuity contract, a decline in the stock or bond markets causing the contract value to fall below the guaranteed specified amount will increase the net amount at risk, which is the amount of the GMDBs in excess of the contract value.

GMABs provide the annuity contract holder with a guaranteed minimum contract value at the end of the product’s guarantee period. If the contract value is below that guarantee at the end of the period, the contract value is increased to the guaranteed minimum account benefit value and the contract continues from that point. Options for the guarantee period are 10, 12, 20 and 26 years. These options are only available upon contract issue.

GMWBs provide the annuity contract holder with a guarantee that a minimum amount will be available for withdrawal annually for life regardless of the contract value.

GMIBs provide the annuity contract holder with a guaranteed minimum amount when the contract is annuitized. The GMIBs would be beneficial to the contract holder if the contract holder’s contract value would otherwise not provide a higher annuitization value using currently offered rates at the time of annuitization. GMIBs generally anticipate payout between ages 60 and 90. The Company issued GMIB Basic from 2002 to 2007.

GMIB Plus replaced GMIB Basic and was issued from 2007 to 2009. GMIB Plus includes a product version, which provides a minimum floor amount that can be applied to an annuity option. The GMIB Plus value is equal to the initial purchase amount increased by a compound annual interest rate. If a contract owner takes a withdrawal, the GMIB Plus value is recalculated by making an adjustment for withdrawals. There are two types of adjustments for withdrawals: (1) Dollar for dollar adjustment – during each contract year, the GMIB Plus value will be lower for each dollar that is withdrawn up to and equal to the current contract year interest credited on the GMIB Plus value; (2) Pro-rata adjustment – during each contract year, for any amount withdrawn that exceeds the current contract year interest credited on the GMIB Plus value, the GMIB Plus value will be further reduced by a pro-rata adjustment. Such a withdrawal will negatively impact the GMIB Plus value. GMIB Plus cannot be annuitized within ten years of contract issuance as the rider can only be exercised after a ten year waiting period has elapsed. This guarantee was only available upon contract issuance.

Reserves for individual and group fixed deferred annuities are developed using accepted actuarial methods computed principally under CARVM using applicable interest rates and mortality tables. Individual deferred annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. Group deferred annuities primarily use the 1983 Group Annuity Mortality and 1994 Group Annuity Reserving tables.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Reserves for individual and group variable deferred annuities are developed using accepted actuarial methods computed principally under CARVM for variable annuities using applicable interest rates and mortality tables. Individual variable deferred annuities primarily use the 1994 Minimum Guaranteed Death Benefit or Annuity 2000 tables. The liability is evaluated under both a standard scenario and stochastic scenarios net of currently held applicable hedge asset cash flows. The Company holds the reserve liability valuation at the higher of the standard or stochastic scenario values. Based on the Company’s currently held hedges, if market interest rates increase, the fair value of the Company hedges would decrease in value and reserves would decrease. Should market interest rates decrease, the fair value of the Company hedges would increase in value and reserves would increase. In addition, the Company elected to hold additional reserves above those indicated based on the stochastic or standard scenario in order to maintain a prudent level of reserve adequacy.

The standard scenario is a prescriptive reserve with minimal company discretion. The primary driver of the standard scenario result is the composition of the in force policies, with the key factor being the extent to which the product guarantees are “in the money.” The value of the reserve guarantees under the standard scenario is driven primarily by equity markets.

For the stochastic scenarios, the Company uses the American Academy of Actuaries’ scenarios. Prudent estimate assumptions are used for mortality, expenses and commissions, investment management fees, taxes and policyholder behavior including lapses, partial withdrawals, annuitization and additional premium. These assumptions are consistent with those used for asset adequacy testing and are based on Company experience. Stochastic reserves are driven by the degree that the variable annuity benefits are “in the money” at projected interest rates and equity market levels, expenses, discount rates, net derivative values, and policyholder behavior.

Separate accounts include certain group annuity contracts used to fund retirement plans that offer a guarantee of a contract holder’s principal, which can be withdrawn over a stated period of time. These contracts offer a stated rate of return backed by the Company. Contract payments are not contingent upon the life of the retirement plan participants.

Disability income policy reserves are generally calculated using the two-year preliminary term method and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and the 1985 Commissioners’ Individual Disability Table A with assumed interest and mortality rates in accordance with applicable statutes and regulations.

Disabled life claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and 1985 Commissioners’ Individual Disability Tables A and C with assumed interest rates in accordance with applicable statutes and regulations.

LTC policy reserves are generally calculated using the one-year preliminary term method and actuarially accepted morbidity, mortality and lapse tables with assumed interest rates in accordance with applicable statutes and regulations.

LTC claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables with assumed interest rates in accordance with applicable statutes and regulations.

Unpaid claims and claim expense reserves are related to disability and LTC claims. Unpaid disability claim liabilities are projected based on the average of the last three disability payments. LTC unpaid claim liabilities are projected using policy specific daily benefit amounts and aggregate utilization factors. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by year incurred.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Tabular interest, tabular reserves, reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a Single Premium Immediate Annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are presented net of reinsurance. Management believes that these liabilities and accruals represent management’s best estimate and will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

s.	Liabilities for deposit-type contracts

Liabilities for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

t.	Participating contracts

Participating contracts are those that may be eligible to share in any dividends declared by the Company. Participating contracts issued by the Company represented 56% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2017 and 54% as of December 31, 2016.

u.	Policyholders’ dividends

Dividends expected to be paid to policyholders in the following year are approved annually by MassMutual’s Board of Directors and are recorded as an expense in the current year. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses and taxes. The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends. A settlement dividend is an extra dividend payable at termination of a policy upon maturity, death or surrender.

v.	Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize surplus against fluctuations in the carrying value of common stocks, real estate, partnerships and LLCs as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives. The AVR is reported as a liability within the Statutory Statements of Financial Position and the change in AVR, net of tax, is reported within the Statutory Statements of Changes in Surplus.

w.	Repurchase agreements

Repurchase agreements are contracts under which the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are carried at cost and accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability while the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The carrying value reported in the Statutory Statements of Financial Position for repurchase agreements approximates the fair value.

x.	Commercial paper

The Company issues commercial paper (CP) in the form of unsecured notes. Interest on CP is calculated using a 360-day year based on the actual number of days elapsed. Due to the short-term nature of CP, the carrying value approximates fair value.

y.	Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in interest rates for all types of fixed-income investments and interest-related derivatives, are deferred into the IMR and amortized into net investment income using the grouped amortization method. In the grouped amortization method, assets are grouped based on years of maturity. IMR is reduced by the amount ceded to reinsurers when entering into in force coinsurance ceding agreements. The IMR is included in other liabilities, or if negative, is recorded as a nonadmitted asset.

z.	Other liabilities

Other liabilities primarily consist of the derivative interest expense liability, liability for employee benefits, pending security settlements, unearned income and remittances and items not allocated.

aa.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received. Disability income and LTC premium is recognized as revenue when due.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.

Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

bb.	Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)

Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of bonds. OTTI is evaluated in a manner consistent with market participant assumptions. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

When a bond is other-than-temporarily impaired, a new cost basis is established.

Bonds - corporate

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date.

Bonds - loan-backed and structured securities

For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance, prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority.

ABS and MBS are evaluated for OTTI using scenarios and assumptions based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Cash flow estimates are based on these assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the underlying collateral values.

The Company has a review process for determining if CDOs are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using multiple scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each CDO. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these multiple scenarios are assigned an expectation weight according to current market and economic conditions and fed into a final scenario. OTTI is recorded if this final scenario results in the loss of any principal or interest payments due.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

For the most subordinated junior CDO tranches, the present value of the projected cash flows in the final scenario is measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all of the scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign currency denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected remaining life of the bond.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

Mortgage loans are considered to be impaired when, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Such information or events could include property performance, capital budgets, future lease roll, a property inspection as well as payment trends. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral.

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment is recorded when the property’s estimated future net operating cash flows over ten years, undiscounted and without interest charges, is less than book value.

Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve as realized capital losses when the fair value less estimated selling costs is less than the carrying value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Partnerships and LLCs

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair values of limited partnership interests are generally based on the Company’s share of the net asset value (NAV) as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

For determining impairments in partnerships that generate LIHTCs, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate for future benefits of ten or more years and compares the results to its current book value. Impairments are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment.

Unrealized capital gains (losses)

Unrealized capital gains (losses) include changes in the fair value of derivatives, excluding interest rate swaps and credit default index swaps associated with replicated assets; currency translation adjustments on foreign-denominated bonds; changes in the fair value of unaffiliated common stocks; changes in the fair value of bonds and preferred stocks that are carried at fair value; and changes in the inflation adjustments on U.S Treasury inflation-indexed securities. Changes in the Company’s equity investments in partnerships and LLCs, including the earnings as reported on the financial statements, earnings recorded as accumulated undistributed earnings, foreign exchange asset valuation and mark-to-market on operating assets, and certain subsidiaries and affiliates are also reported as changes in unrealized capital gains (losses). Unrealized capital gains (losses) are recorded as a change in net unrealized capital gains (losses), net of tax, within the Statutory Statements of Changes in Surplus.

3.	New accounting standards

Adoption of new accounting standards

In April 2016, the NAIC adopted modifications to the Statements of Statutory Accounting Principles (SSAP) No. 41R, Surplus Notes, which were effective January 1, 2017. These modifications required that the surplus notes with a designation equivalent to NAIC 3 through 6 be reported at the lesser of amortized cost or fair value. Prior to 2017, these surplus notes are reported at amortized cost. The modifications also incorporate guidance to clarify when surplus notes shall be nonadmitted, an unrealized loss should be recognized, and an OTTI assessment should be performed. These modifications did not have an impact on the Company’s financial statements.

In June 2016, the NAIC adopted modifications to SSAP No. 26R, Bonds and SSAP No. 43R, Loan-backed and Structured Securities, which were effective January 1, 2017 and should be prospectively applied. These modifications clarified that the amount of prepayment penalties or acceleration fees reported as investment income should equal the total proceeds received less the par value of the investment; and any difference between the carrying value and the par value at the time of disposal will be reported as realized capital gains and losses. These modifications also added specific disclosures related to securities sold, redeemed or otherwise disposed of as a result of a callable feature. These modifications did not have a significant impact on the Company’s financial statements.

In June 2016, the NAIC adopted substantive revisions to SSAP No. 51R, Life Contracts, to incorporate references to the Valuation Manual (VM) and to facilitate the implementation of principles-based reserving (PBR), which were effective on January 1, 2017. The adoption of PBR only applies to new life insurance policies issued after January 1, 2017, however the Company plans to adopt these revisions to SSAP No. 51 using the 3-year phased in approach by no later than January 1, 2020. The Company currently uses formulas and assumptions to determine reserves as prescribed by state laws and regulations. Under PBR, the Company will be required to hold the higher of (a) the reserve using prescribed factors and (b) the PBR reserve which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses. The Company is currently assessing the impact of these modifications on the Company’s financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In August 2016, the NAIC adopted modifications to SSAP No. 51R, Life Contracts, which were effective January 1, 2017. These modifications clarified that annual assumption changes from reserving methods used in PBR would not qualify as a change in valuation basis. Changes in valuation basis are recorded directly to surplus instead of through income. These modifications were made to accommodate PBR which became effective January 1, 2017. These modifications are not expected to have an impact on the Company’s financial statements.

In December 2016, the NAIC adopted modifications to SSAP No. 35R, Guaranty Fund and Other Assessments, which became effective March 16, 2017. The modification allows insurers to consider expected renewals of short-term health contracts in determining the assets recognized from accrued guaranty fund liability assessments from insolvencies of entities that write long-term care. Also, in August 2017, the NAIC made an additional modification to SSAP No. 35R to require discounting guaranty fund assessments and the related recoverable tax credit in excess of one year to payment or recovery at the whole life discount rate in effect as of the reporting date. The Company has adopted these modifications, which did not have a significant impact on its financial statements.

In April 2017, the NAIC adopted modifications to SSAP No. 26R, Bonds, which is effective December 31, 2017. These modifications are part of an ongoing investment classification project. These modifications (a) provide a definition of a security, (b) update the description of bonds included in scope of the guidance, (c) require fair value accounting for certain SVO identified investments, such as bond exchange traded funds, unless a systematic value has been elected, and (d) clarify the scope of the standard to specifically include bank loans acquired through organization, participation, syndication or assignment. The adoption of these modifications did not have an impact on the Company’s financial statements in 2017.

In June 2017, the NAIC adopted modifications to SSAP No. 30, Unaffiliated Common Stock, SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities as they relate to ASU 2016-07, Simplifying the Transition to the Equity Method of Accounting which were effective January 1, 2017. These modifications included the definition of control and provided guidance as to when an investment qualified (or no longer qualifies) for the equity method of accounting. These modifications further specified that when the level of investment in a subsidiary, controlled or affiliated (SCA) entity fell below the level of control, defined as the possession, directly or indirectly, of the power to direct or cause the direction of the management and policies of the investee in SSAP No. 97, the reporting entity should discontinue the use of the equity method of accounting. When an entity becomes qualified to use the equity method of accounting, the entity should add the cost of acquiring the additional interest in the investee to the current basis of the previously held interest and apply the equity method of accounting, prospectively. The Company has adopted these modifications.

In June 2017, the NAIC adopted modifications to SSAP No. 37, Mortgage Loans, which became effective June 8, 2017. These modifications clarify that a reporting entity providing a mortgage loan as a “participant in a mortgage loan agreement”, should consider the mortgage loan in the scope of SSAP No. 37. Specifically, in addition to mortgage loans directly originated, a mortgage loan also includes mortgages acquired through assignment, syndication or participation. These modifications also clarify the impairment assessment and incorporate new disclosures for these types of mortgage loans to identify mortgage loans in which the insurer is a participant or co-lender. These modifications did not have a financial impact on the Company. The Company has added the additional disclosures to the Company’s financial statements.

Future adoption of new accounting standards

In January 2017, the NAIC adopted modifications to SSAP No. 86, Derivatives, which will be effective January 1, 2018. The modifications maintain gross reporting of derivative variation margin as a separate unit of account, rather than characterizing as legal settlement with mark-to-market changes recorded in surplus. Regarding exchange traded futures, these modifications further clarify that variation margin and mark-to-market changes should be recorded in the same manner as all other derivative instruments. The Company will record mark-to-market gains and losses from exchange traded futures as unrealized gains or losses instead of realized gains or losses and gross up the derivatives and collateral line items on its financial statements. The modifications will not impact total surplus and the Company anticipates an immaterial impact on its financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In April 2017, the NAIC adopted modifications to SSAP No. 69, Statement of Cash Flow: Classification of Certain Cash Receipts and Cash Payments, to adopt ASU No. 2016-15, Classification of Certain Cash Receipts and Cash Payments, in its entirety, which will be effective January 1, 2018 on a retrospective basis. In June 2017, the NAIC adopted additional modifications to SSAP No. 69 to incorporate portions of ASU No. 2016-18, Restricted Cash, which will be effective December 31, 2019 with early adoption permitted. The initial modifications address the classification and disclosure of certain items within the statements of cash flows. Upon adoption, proceeds from the settlement of corporate owned life insurance policies owned by the Company will be classified as investing activities instead of operating activities. Additionally, the Company will apply the nature of distribution approach to SCA equity method investments and the cumulative earnings approach to all other equity method investments in determining whether distributions received from equity method investees are returns on investment, recorded as operating activities, or returns of investment, recorded as investing activities. Effective January 1, 2018, the Company will early adopt on a retrospective basis, the second modification that adds restricted cash, cash equivalents and short-term investments to the existing statutory disclosure requirements in SSAP No.1, Accounting Policies, Risks & Uncertainties, and Other Disclosures. Although the adoption of these modifications will require reclassification between investing and operating cash flows, they will not have a material impact on the Company’s financial statements.

In November 2017, the NAIC adopted modifications to SSAP No. 100R, Fair Value, allowing NAV per share as a practical expedient to fair value, either when specifically named in a SSAP or when the investee qualifies as an investment company, which will be effective January 1, 2018. These modifications adopt, with modification, applicable U.S. GAAP, allowing greater consistency with FASB’s allowable use of NAV. These modifications also include the U.S. GAAP requirement to report instruments measured at NAV as a practical expedient outside of the fair value hierarchy disclosure as a separate item, along with a description of the terms and conditions of redemption features, amounts of unfunded commitments, restrictions to sell, and various other items. Previously, statutory guidance only allowed NAV as a practical expedient for money market mutual funds and SVO-identified bond exchange traded funds. As a result of these modifications, the NAIC issued SSAP No. 100R, Fair Value. The adoption of these modifications is not expected to have a significant impact on the Company’s financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company’s financial instruments:

	December 31, 2017

	Carrying Value	Fair Value	Level 1	Level 2	Level 3

	(In Millions)

Financial assets:
Bonds:
U. S. government and agencies	$7,149	$7,697	$-	$7,696	$1
All other governments	1,181	1,269	-	1,200	69
States, territories and possessions	596	651	-	651	-
Political subdivisions	532	576	-	576	-
Special revenue	5,814	6,518	-	6,507	11
Industrial and miscellaneous	68,140	71,342	-	41,333	30,009
Parent, subsidiaries and affiliates	7,023	7,133	-	1,075	6,058
Preferred stocks	768	786	36	-	750
Common stocks - subsidiaries and affiliates	454	454	344	-	110
Common stocks - unaffiliated	1,212	1,212	901	-	311
Mortgage loans - commercial	20,777	21,301	-	-	21,301
Mortgage loans - residential	1,803	1,760	-	-	1,760
Derivatives:
Interest rate swaps	7,684	8,269	-	8,269	-
Options	745	745	-	745	-
Currency swaps	386	386	-	385	1
Forward contracts	13	22	-	22	-
Credit default swaps	29	36	-	36	-
Cash, cash equivalents and short-term investments	3,580	3,580	218	3,362	-
Separate account assets	69,162	69,162	46,006	22,447	709
Financial liabilities:
Guaranteed interest contracts	8,834	8,549	-	-	8,549
Group annuity contracts and other deposits	18,132	18,505	-	-	18,505
Individual annuity contracts	6,570	8,009	-	-	8,009
Supplementary contracts	1,167	1,168	-	-	1,168
Repurchase agreements	4,204	4,204	-	4,204	-
Commercial paper	250	250	-	250	-
Derivatives:
Interest rate swaps	5,314	5,372	-	5,372	-
Options	7	7	-	7	-
Currency swaps	569	569	-	561	8
Forward contracts	88	88	-	88	-
Credit default swaps	1	1	-	1	-

Common stocks – subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $13,970 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2016
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$6,819	$7,327	$-	$7,323	$4
All other governments	924	934	-	863	71
States, territories and possessions	676	723	-	723	-
Political subdivisions	483	514	-	514	-
Special revenue	5,605	6,167	-	6,134	33
Industrial and miscellaneous	62,806	64,478	-	39,231	25,247
Parent, subsidiaries and affiliates	6,508	6,604	-	615	5,989
Preferred stocks	465	482	1	30	451
Common stocks - subsidiaries and affiliates	573	573	487	23	63
Common stocks - unaffiliated	1,120	1,120	582	349	189
Mortgage loans - commercial	19,193	19,660	-	-	19,660
Mortgage loans - residential	1,768	1,728	-	-	1,728
Derivatives:
Interest rate swaps	8,084	8,633	-	8,633	-
Options	653	653	-	653	-
Currency swaps	937	937	-	937	-
Forward contracts	51	51	-	51	-
Credit default swaps	38	40	-	40	-
Cash, cash equivalents and short-term investments	3,726	3,726	(95)	3,821	-
Separate account assets	62,204	62,204	39,641	21,825	738
Financial liabilities:
Guaranteed interest contracts	7,086	7,028	-	-	7,028
Group annuity contracts and other deposits	19,097	19,661	-	-	19,661
Individual annuity contracts	6,715	8,272	-	-	8,272
Supplementary contracts	1,152	1,153	-	-	1,153
Repurchase agreements	4,729	4,729	-	4,729	-
Commercial paper	250	250	-	250	-
Derivatives:
Interest rate swaps	5,915	5,960	-	5,960	-
Options	6	6	-	6	-
Currency swaps	36	36	-	36	-
Forward contracts	56	56	-	56	-
Credit default swaps	1	1	-	1	-

Common stocks – subsidiaries and affiliates do not include unconsolidated subsidiaries, which had a statutory carrying value of $13,671 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance for fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments, and classifies such items within Level 1 of the fair value hierarchy. If quoted prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as London Inter-Bank Offered Rate (LIBOR), cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company has established and maintains policies and guidelines that govern its valuation methodologies and their consistent application. These policies and guidelines address the use of inputs, price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators for reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

Annually, the Company reviews the primary pricing vendor to validate that the inputs used in that vendor’s pricing process are deemed to be market observable as defined above. While the Company was not provided access to proprietary models of the vendor, the reviews have included on-site walk-throughs of the pricing process, methodologies and control procedures for each asset class and level for which prices are provided. The review also included an examination of the underlying inputs and assumptions for a sample of individual securities across asset classes. In addition, the Company and its pricing vendors have an established challenge process in place for all security valuations, which facilitates identification and resolution of prices that fall outside expected ranges. The Company believes that the prices received from the pricing vendors are representative of prices that would be received to sell the assets at the applicable measurement date (exit prices) and are classified appropriately in the hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The fair value of group annuity contracts and other deposits is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay’s Aggregate Bond Index, subject to certain adjustments, and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For contracts with longer durations, GICs and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company’s asset-liability management analysis.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts.

The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2017
	Level 1	Level 2	Level 3	Total

	(In Millions)
Financial assets:
Bonds:
Special revenue	$-	$6	$-	$6
Industrial and miscellaneous	-	11	55	66
Parent, subsidiaries and affiliates	-	18	61	79
Preferred stocks	3	-	2	5
Common stocks - subsidiaries and affiliates	344	-	110	454
Common stocks - unaffiliated	901	-	311	1,212
Derivatives:
Interest rate swaps	-	7,684	-	7,684
Options	-	745	-	745
Currency swaps	-	385	1	386
Forward contracts	-	13	-	13
Separate account assets	46,006	22,447	709	69,162

Total financial assets carried at fair value	$47,254	$31,309	$1,249	$79,812

Financial liabilities:
Derivatives:
Interest rate swaps	$-	$5,314	$-	$5,314
Options	-	7	-	7
Currency swaps	-	561	8	569
Forward contracts	-	88	-	88

Total financial liabilities carried at fair value	$-	$5,970	$8	$5,978

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes and the level of market activity may result in a reclassification of certain financial assets or liabilities between fair value hierarchy classifications. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. For the period ended December 31, 2017, $298 million of unaffiliated common stock were transferred from Level 2 to Level 1.

The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2016
	Level 1	Level 2	Level 3	Total

	(In Millions)
Financial assets:
Bonds:
States, territories and possessions	$-	$8	$-	$8
Special revenue	-	1	-	1
Industrial and miscellaneous	-	3	57	60
Parent, subsidiaries and affiliates	-	58	52	110
Preferred stocks	-	-	3	3
Common stocks - subsidiaries and affiliates	487	23	63	573
Common stocks - unaffiliated	582	349	189	1,120
Derivatives:
Interest rate swaps	-	8,084	-	8,084
Options	-	653	-	653
Currency swaps	-	937	-	937
Forward contracts	-	51	-	51
Credit default swaps	-	4	-	4
Separate account assets	39,641	21,825	738	62,204

Total financial assets carried at fair value	$40,710	$31,996	$1,102	$73,808

Financial liabilities:
Derivatives:
Interest rate swaps	$-	$5,915	$-	$5,915
Options	-	6	-	6
Currency swaps	-	36	-	36
Forward contracts	-	56	-	56
Credit default swaps	-	1	-	1

Total financial liabilities carried at fair value	$-	$6,014	$-	$6,014

For the year ended December 31, 2016, there were no significant transfers between Level 1 and Level 2.

Valuation Techniques and Inputs

The Company determines the fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

Separate account assets – These assets primarily include bonds (industrial and miscellaneous; U.S. government and agencies), and derivatives. Their fair values are determined as follows:

Bonds (Industrial and miscellaneous) – These securities are principally valued using the market or the income approaches. Level 2 valuations are based primarily on quoted prices in markets that are not active, broker quotes, matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads versus benchmark yields, new issuances, issuer ratings, duration, and trades of identical or comparable securities. Privately placed securities are valued using discounted cash flow models using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issuances that incorporate the credit quality and industry sector of the issuer. This level also includes securities priced by independent pricing services that use observable inputs. Valuations based on matrix pricing or other similar techniques that utilize significant unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including adjustments for illiquidity, delta spread adjustments or spreads to reflect industry trends or specific credit–related issues are classified as Level 3. In addition, inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 are classified as Level 3.

Bonds (U.S. government and agencies) – These securities are principally valued using the market approach. Level 2 valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spreads versus the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

Derivative assets and liabilities – These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily on quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps and LIBOR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company’s valuation techniques.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents changes in the Company’s Level 3 assets carried at fair value:

	Balance as of 1/1/17	Gains (Losses) in Net Income	Gains (Losses) in Surplus	Purchases	Issuances	Sales	Settlements	In	Transfers Out	Other	Balance as of 12/31/17

	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$57	$1	$(4)	$-	$-	$-	$(4)	$-	$(8)	$13	$55
Parent, subsidiaries, and affiliates	52	-	9	-	-	-	-	-	-	-	61
Preferred stocks	3	-	-	1	-	-	-	-	-	(2)	2
Common stocks - subsidiaries and affiliates	63	-	13	-	46	-	(11)	-	-	(1)	110
Common stocks - unaffiliated	189	(6)	30	38	-	(8)	(3)	75	(6)	2	311
Derivatives:
Currency swaps	-	-	(5)	-	-	-	-	6	-	-	1
Separate account assets	738	55	-	72	-	(150)	(1)	-	(5)	-	709

Total financial assets	$1,102	$50	$43	$111	$46	$ (158)	$ (19)	$81	$ (19)	$12	$1,249

Financial liabilities
Derivatives:
Currency swaps	$-	$-	$4	$-	$-	$-	$-	$4	$-	$-	$8

Level 3 transfers in are assets that are consistently carried at fair value but have had a level change. The common stock unaffiliated assets were transferred from Level 2 to Level 3 due to a change in the observability of pricing inputs.

	Balance as of 1/1/16	Gains (Losses) in Net Income	Losses (Gains) in Surplus	Purchases	Issuances	Sales	Settlements	In	Transfers Out	Other	Balance as of 12/31/16

	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$22	$(12)	$(13)	$-	$4	$-	$(6)	$-	$-	$62	$57
Parent, subsidiaries, and affiliates	45	1	7	2	11	(3)	(20)	-	-	9	52
Preferred stocks	2	-	-	2	-	-	-	-	-	(1)	3
Common stocks - subsidiaries and affiliates	40	-	7	-	1	-	(1)	-	-	16	63
Common stocks - unaffiliated	180	(1)	(5)	12	1	(2)	(1)	-	-	5	189
Separate account assets	725	22	-	149	-	(153)	(10)	5	-	-	738

Total financial assets	$1,014	$10	$(4)	$165	$17	$ (158)	$ (38)	$5	$-	$91	$1,102

Level 3 transfers in are assets that are consistently carried at fair value but have had a level change. The separate account assets were transferred from Level 2 to Level 3 due to a change in the observability of pricing inputs.

Other transfers include assets that are either no longer carried at fair value, or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis. Industrial and miscellaneous bonds were transferred from Level 2 to Level 3 due to a change in the observability of pricing inputs.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2017

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(In Millions)

U.S. government and agencies	$7,149	$566	$18	$7,697
All other governments	1,181	93	5	1,269
States, territories and possessions	596	56	1	651
Political subdivisions	532	45	1	576
Special revenue	5,814	711	7	6,518
Industrial and miscellaneous	68,140	3,510	308	71,342
Parent, subsidiaries and affiliates	7,023	147	37	7,133

Total	$90,435	$5,128	$377	$95,186

The December 31, 2017 gross unrealized losses exclude $24 million of losses included in the carrying value. These losses include $22 million from NAIC Class 6 bonds and $2 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

	December 31, 2016

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(In Millions)

U.S. government and agencies	$6,819	$562	$54	$7,327
All other governments	924	37	27	934
States, territories and possessions	676	52	5	723
Political subdivisions	483	33	2	514
Special revenue	5,605	588	26	6,167
Industrial and miscellaneous	62,806	2,427	755	64,478
Parent, subsidiaries and affiliates	6,508	128	32	6,604

Total	$83,821	$3,827	$901	$86,747

The December 31, 2016 gross unrealized losses exclude $23 million of losses included in the carrying value. These losses include $19 million from NAIC Class 6 bonds and $4 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use outside modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS:

		December 31,
		2017		2016

NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total	Carrying Value	% of Total

		($ In Millions)

1	Aaa/ Aa/ A	$48,770	54%	$47,693	57%
2	Baa	33,221	37	29,069	35
3	Ba	4,253	5	3,256	4
4	B	2,809	3	2,390	3
5	Caa and lower	995	1	1,049	1
6	In or near default	387	-	364	-

	Total	$90,435	100%	$83,821	100%

The following summarizes NAIC ratings for RMBS and CMBS investments subject to NAIC modeling:

	December 31,
	2017				2016

	RMBS		CMBS		RMBS		CMBS

NAIC Class	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total

	($ In Millions)
1	$672	100%	$1,749	99%	$793	100%	$1,694	100%
2	-	-	6	-	-	-	-	-
3	-	-	3	-	-	-	-	-
5	-	-	-	-	-	-	6	-
6	-	-	26	1	-	-	5	-

	$672	100%	$1,784	100%	$793	100%	$1,705	100%

The following is a summary of the carrying value and fair value of bonds as of December 31, 2017 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities with more than one maturity date are included in the table using the final maturity date.

	Carrying Value	Fair Value

	(In Millions)
Due in one year or less	$1,762	$1,779
Due after one year through five years	21,922	22,471
Due after five years through ten years	25,079	25,984
Due after ten years	41,672	44,952

Total	$90,435	$95,186

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)
Proceeds from sales	$6,669	$6,097	$4,267
Gross realized capital gains from sales	114	132	216
Gross realized capital losses from sales	(153)	(248)	(74)

The following is a summary of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position:

	December 31, 2017

	Less Than 12 Months			12 Months or Longer

	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers

	($ In Millions)

U.S. government and agencies	$857	$11	14	$194	$7	9
All other governments	39	1	11	73	3	15
States, territories and possessions	83	1	3	3	-	4
Political subdivisions	12	-	2	19	-	5
Special revenue	302	2	41	164	5	61
Industrial and miscellaneous	7,161	101	794	5,824	227	678
Parent, subsidiaries and affiliates	3,247	40	6	104	3	5

Total	$11,701	$156	871	$6,381	$245	777

The December 31, 2017 gross unrealized losses include $24 million of losses included in the carrying value. These losses include $22 million from NAIC Class 6 bonds and $2 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2016

	Less Than 12 Months			12 Months or Longer

	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers

	($ In Millions)

U.S. government and agencies	$757	$51	13	$87	$3	4
All other governments	451	24	47	20	1	8
States, territories and possessions	63	1	5	42	4	2
Political subdivisions	55	2	13	-	-	-
Special revenue	779	24	172	41	2	138
Industrial and miscellaneous	15,535	452	1,257	7,330	324	666
Parent, subsidiaries and affiliates	3,878	29	8	409	7	20

Total	$21,518	$583	1,515	$7,929	$341	838

The December 31, 2016 gross unrealized losses include $23 million of losses included in the carrying value. These losses include $19 million from NAIC Class 6 bonds and $4 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2017 and 2016, management has not deemed these unrealized losses to be other than temporary because the investment’s carrying value is expected to be realized and the Company has the ability and intent not to sell these investments until recovery, which may be at maturity.

As of December 31, 2017, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $3,157 million. Securities in an unrealized loss position for less than 12 months had a fair value of $1,504 million and unrealized losses of $18 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $1,653 million and unrealized losses of $49 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2016, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $7,939 million. Securities in an unrealized loss position for less than 12 months had a fair value of $3,270 million and unrealized losses of $62 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $4,669 million and unrealized losses of $103 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the NAIC Designation 3 or below for the years ended December 31, 2017 or 2016, that were reacquired within 30 days of the sale date.

The Company had assets on deposit with government authorities or trustees, as required by law, in the amount of $9 million as of December 31, 2017 and 2016.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Residential mortgage-backed exposure

RMBS are included in the U.S. government and agencies, special revenue, and industrial and miscellaneous bond categories. The Alt-A category includes option adjustable-rate mortgages and the subprime category includes ‘scratch and dent’ or reperforming pools, high loan-to-value pools, and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

As of December 31, 2017, RMBS had a total carrying value of $1,452 million and a fair value of $1,620 million, of which approximately 21%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $566 million and a fair value of $687 million. As of December 31, 2016, RMBS had a total carrying value of $1,516 million and a fair value of $1,728 million, of which approximately 23%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $686 million and a fair value of $825 million.

During the year ended December 31, 2017, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans, reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2017, total leveraged loans and leveraged loan CDOs had a carrying value of $10,698 million and a fair value of $10,831 million, of which approximately 84%, based on carrying value, were domestic leveraged loans and CDOs. As of December 31, 2016, total leveraged loans and leveraged loan CDOs had a carrying value of $10,550 million and a fair value of $10,556 million, of which approximately 88%, based on carrying value, were domestic leveraged loans and CDOs.

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower’s risk profile and ability to refinance and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $1,818 million and fair value of $1,835 million as of December 31, 2017 and a carrying value of $1,982 million and fair value of $2,000 million as of December 31, 2016.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Preferred stocks

The carrying value and fair value of preferred stocks were as follows:

	December 31,
	2017	2016

	(In Millions)

Carrying value	$768	$465
Gross unrealized gains	29	43
Gross unrealized losses	(11)	(26)

Fair value	$786	$482

As of December 31, 2017, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $545 million in fifteen issuers, $139 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2016, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $125 million in four issuers, all of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2017 or 2016.

The Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $688 million as of December 31, 2017 and $304 million as of December 31, 2016.

c.	Common stocks – subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life, which primarily provides fixed and variable annuities and universal life insurance business, and MML Bay State, a subsidiary of C.M. Life, which primarily issues variable life and bank-owned life insurance (BOLI) policies.

Summarized below is certain combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for the Years Ended December 31,
	2017	2016	2015

	(In Billions)

Total revenue	$0.7	$0.5	$0.8
Net income	0.1	0.1	0.1
Assets	13.3	13.0	13.3
Liabilities	11.7	11.5	11.9
Shareholder’s equity	1.6	1.5	1.4

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MMHLLC is the parent of subsidiaries that include Oppenheimer Acquisition Corp. (OAC) and Barings LLC (Barings) and for 2015, includes investments in international life insurance operations in Japan and Hong Kong. These subsidiaries deal in markets that include retail and institutional asset management entities, registered broker dealers, and international life and annuity operations.

On October 1, 2016, MassMutual purchased MMI from MMHLLC for $3,904 million, which represented MMHLLC’s carrying value of MMI. MassMutual purchased MMI with cash and invested assets with a carrying value of $3,788 million, net of deferred tax, and deferred a $116 million gain on the transfer of these assets, as this transaction was considered a related party transaction. This purchase was part of MassMutual’s execution of its’ operating strategy and segregated its foreign insurance subsidiaries from its asset manager subsidiaries.

Summarized below is certain U.S. GAAP financial information for MMHLLC. MMI was included in this information for the years ended December 31, 2015 and for the nine month period ended September 30, 2016. As of October 1, 2016, MMI was no longer a MMHLLC subsidiary.

	As of and for the Years Ended December 31,
	2017	2016	2015

	(In Billions)

Total revenue	$4.7	$8.8	$8.7
Net income	0.8	1.6	0.8
Assets	17.1	16.7	50.1
Liabilities	6.6	6.1	40.4
Member’s equity	10.5	10.6	9.7

The MMHLLC statutory carrying value was $9,083 million as of December 31, 2017 and $8,870 million as of December 31, 2016. The current fair value of MMHLLC remains greater than its statutory carrying value.

The Company recorded dividends in net investment income from MMHLLC of $425 million through the year ended December 31, 2017, $430 million through the year ended December 31, 2016 and $500 million through the year ended December 31, 2015.

The Company contributed additional capital of $145 million to MMHLLC through the year ended December 31, 2017 and $889 million through the year ended December 31, 2016. The 2016 capital contributions included the transfer of nine investments with book value of $670 million from the Company to MMHLLC. The contribution of the nine investments was recorded at book value, and accordingly, there was no gain or loss recognized.

On July 1, 2016, the Company’s purchase of MSI Financial Services (MSIFS) was accounted for under the statutory purchase method, classified as investments in common stocks – subsidiaries and affiliates at a cost of $126 million, which included the recognition of statutory goodwill of $38 million. In March 2017, the Company contributed MSIFS to MMHLLC at carrying value of $115 million, which excluded the remaining unamortized statutory goodwill of $35 million. The remaining unamortized statutory goodwill was transferred from the Company’s carrying value of MSIFS to its carrying value of MMHLLC. MSIFS was subsequently merged with MMHLLC’s other broker dealer, MML Investor Services LLC.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiaries of MMHLLC are involved in litigation and investigations arising in the ordinary course of their business, which seek compensatory damages, punitive damages and equitable remedies. Although the Company is not aware of any actions or allegations that reasonably could give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s Statutory Statements of Changes in Surplus for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s changes in surplus for the period.

Summarized below is certain U.S. GAAP financial information for MMI. This information prior to October 1, 2016 was also included in the operations of MMHLLC:

	As of and for the Years Ended December 31,
	2017	2016	2015

	(In Billions)

Total revenue	$3.3	$4.8	$4.5
Net income	-	0.6	0.4
Assets	32.7	30.8	26.2
Liabilities	29.6	27.7	24.0
Member’s equity	3.1	3.1	2.2

The current fair value of MMI remains greater than its statutory carrying value.

In August 2017, MMI, a wholly-owned subsidiary of the Company, entered into an agreement to sell MassMutual Asia Limited (MM Asia), a wholly-owned Hong Kong based life insurance and wealth management subsidiary. The sale is expected to close in 2018, subject to regulatory approval and customary closing conditions. Under the terms of the agreement, MMI will receive consideration of approximately $1.7 billion in cash and stock, and MM Asia’s $182 million investment in MassMutual Life Insurance Company (MM Japan). The stock is from an entity that is expected to own 60% of MM Asia. On the transaction date, the agreement also requires MM Asia to have a Solvency Margin Ratio (SMR) at a certain level. This may require additional capital from MMI in order to meet this capital level. In the third quarter of 2017, MMI classified MM Asia as held for sale. Accordingly, the expected gain on disposal will be realized when the sale is finalized.

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements. For the domestic life insurance subsidiaries, substantially all of their statutory shareholder’s equity of $1,547 million as of December 31, 2017 was subject to dividend restrictions imposed by the State of Connecticut.

For further information on related party transactions with subsidiaries and affiliates, see Note 17. “Related party transactions”.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

d.	Common stocks - unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2017	2016

	(In Millions)

Adjusted cost basis	$1,030	$1,038
Gross unrealized gains	223	167
Gross unrealized losses	(42)	(85)

Carrying value	$1,212	$1,120

As of December 31, 2017, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $253 million in 172 issuers, $146 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2016, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $280 million in 153 issuers, $186 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2017 or 2016.

The Company held common stocks, for which the transfer of ownership was restricted by contractual requirements, with carrying values of $275 million as of December 31, 2017 and $244 million as of December 31, 2016.

e.	Mortgage loans

Mortgage loans comprised commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of real estate properties throughout the U.S., the United Kingdom and Canada. The Company holds commercial mortgage loans for which it is the primary lender or a participant or co-lender in a mortgage loan agreement and mezzanine loans that are subordinate to senior secured first liens. The Company’s loan agreements with the senior lender contain negotiated provisions that are designed to maximize the Company’s influence with the objective of mitigating the Company’s risks as the secondary lender for mezzanine loans. Commercial mortgage loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

Residential mortgage loans are primarily seasoned pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees. As of December 31, 2017 and 2016, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant collateral concentrations in any particular geographic region as of December 31, 2017 or 2016.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The carrying value and fair value of the Company’s mortgage loans were as follows:

	December 31,
	2017		2016

	Carrying Value	Fair Value	Carrying Value	Fair Value

	(In Millions)

Commercial mortgage loans:
Primary lender	$20,729	$21,253	$19,122	$19,588
Mezzanine loans	48	48	71	72

Total commercial mortgage loans	20,777	21,301	19,193	19,660

Residential mortgage loans:
FHA insured and VA guaranteed	1,799	1,756	1,763	1,723
Other residential loans	4	4	5	5

Total residential mortgage loans	1,803	1,760	1,768	1,728

Total mortgage loans	$22,580	$23,061	$20,961	$21,388

As of December 31, 2017, scheduled commercial mortgage loan maturities were as follows (in millions):

2018	$373
2019	921
2020	1,509
2021	1,655
2022	1,114
Thereafter	15,205

Commercial mortgage loans	20,777
Residential mortgage loans	1,803

Total	$22,580

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio rating, translated into the equivalent rating agency designation:

	December 31, 2017

	AAA/AA/A	BBB	BB	B	CCC and Lower	Total

	(In Millions)

Commercial mortgage loans:
Primary lender	$11,498	$8,567	$468	$196	$-	$20,729
Mezzanine loans	-	-	48	-	-	48

Total commercial mortgage loans	11,498	8,567	516	196	-	20,777

Residential mortgage loans:
FHA insured and VA guaranteed	1,799	-	-	-	-	1,799
Other residential loans	4	-	-	-	-	4

Total residential mortgage loans	1,803	-	-	-	-	1,803

Total mortgage loans	$13,301	$8,567	$516	$196	$-	$22,580

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2016
	AAA/AA/A	BBB	BB	B	CCC and Lower	Total

	(In Millions)
Commercial mortgage loans:
Primary lender	$10,632	$7,683	$647	$144	$16	$19,122
Mezzanine loans	-	17	54	-	-	71

Total commercial mortgage loans	10,632	7,700	701	144	16	19,193

Residential mortgage loans:
FHA insured and VA guaranteed	1,763	-	-	-	-	1,763
Other residential loans	5	-	-	-	-	5

Total residential mortgage loans	1,768	-	-	-	-	1,768

Total mortgage loans	$12,400	$7,700	$701	$144	$16	$20,961

The loan-to-value ratios by property type of the Company’s commercial mortgage loans were as follows:

	December 31, 2017

	Less Than 81%	81% to 95%	Above 95%	Total	% of Total

	($ In Millions)

Office	$6,409	$-	$-	$6,409	31%
Apartments	5,415	-	-	5,415	26
Industrial and other	3,619	-	-	3,619	18
Hotels	2,778	-	-	2,778	13
Retail	2,519	37	-	2,556	12

Total	$20,740	$37	$-	$20,777	100%

	December 31, 2016
	Less Than 81%	81% to 95%	Above 95%	Total	% of Total

	($ In Millions)
Office	$6,125	$-	$16	$6,141	32%
Apartments	5,045	-	-	5,045	26
Industrial and other	3,109	-	-	3,109	16
Hotels	2,597	-	-	2,597	14
Retail	2,274	27	-	2,301	12

Total	$19,150	$27	$16	$19,193	100%

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 81.6% as of December 31, 2017 and 2016. The maximum percentage of any one mezzanine loan to the estimated value of secured collateral at the time the loan was originated was 61.3% as of December 31, 2017 and 2016.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2017

	Carrying Value	Average Loan-to-Value Ratio

	($ In Millions)

California	$4,917	49%
New York	2,161	49%
Illinois	1,953	49%
United Kingdom	1,554	48%
Texas	1,462	55%
Washington	1,329	47%
District of Columbia	1,235	55%
All other	6,166	52%

Total commercial mortgage loans	$20,777	50%

All other consists of 27 jurisdictions, with no individual exposure exceeding $1,047 million.

	December 31, 2016

	Carrying Value	Average Loan-to-Value Ratio

	($ In Millions)

California	$4,977	51%
New York	2,088	49%
Illinois	2,074	50%
Texas	1,558	54%
Massachusetts	1,190	50%
United Kingdom	982	51%
Washington	957	46%
All other	5,367	53%

Total commercial mortgage loans	$19,193	51%

All other consists of 28 jurisdictions, with no individual exposure exceeding $837 million.

Interest rates, including fixed and variable, on the Company’s portfolio of mortgage loans were:

December 31,
	2017			2016

	Low	High	Weighted Average	Low	High	Weighted Average

Commercial mortgage loans	3.1%	12.3%	4.2%	3.1%	12.3%	4.3%
Residential mortgage loans	2.8%	11.4%	4.7%	2.5%	11.4%	4.9%
Mezzanine mortgage loans	10.4%	12.0%	11.4%	9.6%	12.0%	10.9%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Interest rates, including fixed and variable, on new mortgage loans were:

	Years Ended December 31,
	2017			2016
	Low	High	Weighted Average	Low	High	Weighted Average
Commercial mortgage loans	3.3%	9.8%	4.1%	3.2%	6.0%	3.8%
Residential mortgage loans	3.6%	4.6%	4.2%	4.1%	4.4%	4.2%
Mezzanine mortgage loans	-%	-%	-%	9.6%	9.6%	9.6%

As of December 31, 2017, the Company had no impaired mortgage loans with or without a valuation allowance, including mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction.

	December 31, 2016
	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income
	(In Millions)
With allowance recorded:
Commercial mortgage loans:
Primary lender	$16	$17	$23	$(3)	$1

With no allowance recorded:
Commercial mortgage loans:
Primary lender	6	9	13	-	-
Total impaired commercial mortgage loans	$22	$26	$36	$(3)	$1

The Company did not hold any impaired mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction as of December 31, 2016.

	December 31, 2015
	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income
	(In Millions)
With no allowance recorded:
Commercial mortgage loans:
Primary lender	$28	$31	$33	$-	$2

The Company did not hold any impaired mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction as of December 31, 2015.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents changes in the valuation allowance recorded for the Company’s commercial mortgage loans:

	Years Ended December 31,
	2017	2016	2015
	Primary Lender
	(In Millions)
Beginning balance	$(3)	$-	$-
Additions	-	(8)	(5)
Decreases	3	-	-
Write-downs	-	5	5

Ending balance	$-	$(3)	$-

The Company did not hold any restructured mortgage loans, mortgage loans with principal or interest past due, or mortgage loans with suspended interest accruals as of December 31, 2017 or 2016. The carrying value of commercial mortgage loans subject to a participant or co-lender mortgage loan agreement was $671 million as of December 31, 2017 and $623 million as of December 31, 2016.

f.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2017	2016
	(In Millions)
Held for the production of income	$1,873	$2,549
Accumulated depreciation	(654)	(1,101)
Encumbrances	(611)	(710)

Held for the production of income, net	608	738

Held for sale	105	81

Occupied by the Company	344	343
Accumulated depreciation	(200)	(185)

Occupied by the Company, net	144	158

Total real estate	$857	$977

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Partnerships and limited liability companies

The carrying value of partnership and LLC holdings by annual statement category were:

	December 31,
	2017	2016
	(In Millions)
Joint venture interests:
Common stocks	$4,188	$4,282
Real estate	1,531	1,203
Fixed maturities/preferred stock	870	743
Other	302	271
LIHTCs	330	325
Mortgage loans	211	169
Surplus notes	246	194

Total	$7,678	$7,187

The Company’s unexpired tax credits expire within a range of less than 1 year to 13 years.

The Company recorded tax credits on these investments of $49 million and $41 million for 2017 and 2016. The minimum holding period required for the Company’s LIHTC investments extends from 1 year to 15 years.

For determining impairments for LIHTC investments, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 1.8% for future benefits of two years to 2.4% for future benefits of ten or more years, and compares the result to its current carry value. The Tax Cuts and Jobs Act, enacted into law on December 22, 2017, reduced the statutory federal tax rate from 35% to 21%, effective January 1, 2018. Due to this law change, impairments of $2 million to LIHTC investments were recorded for the year ended December 31. 2017. Impairments were less than $1 million for the year ended December 31, 2016.

There were no write-downs or reclassifications of LIHTC partnerships made during the years ended December 31, 2017 or December 31, 2016, due to forfeiture or ineligibility of tax credits or similar issues. In addition, there are no LIHTC properties currently subject to regulatory review for the years ended December 31, 2017 or 2016.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.	Derivatives

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create synthetic investments. These synthetic investments are created when they are economically more attractive than the actual instrument or when similar instruments are unavailable. Synthetic investments are created either to hedge and reduce the Company’s credit and foreign currency exposure or to create an investment in a particular asset. The Company held synthetic investments with a notional amount of $13,137 million as of December 31, 2017 and $12,083 million as of December 31, 2016. These notional amounts included replicated asset transaction values of $11,517 million as of December 31, 2017 and $10,739 million as of December 31, 2016, as defined under statutory accounting practices as the result of pairing of a long derivative contract with cash instruments.

The Company’s derivative strategy employs a variety of derivative financial instruments, including: interest rate, currency, equity, bond, and credit default swaps; options; forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by statutory accounting practices, the Company intentionally has not applied hedge accounting.

Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 15 years. A swaption is an option to enter an interest rate swap to either receive or pay a fixed rate at a future date. The Company purchases these options for the purpose of managing interest rate risks in its assets and liabilities.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in risk-based capital (RBC) calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio consists mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for GMDB and VAGLB.

The Company utilizes certain other agreements including forward contracts and financial futures. Currency forwards are contracts in which the Company agrees with other parties to exchange specified amounts of identified currencies at a specified future date. Typically, the exchange rate is agreed upon at the time of the contract. In addition, the Company also uses “to be announced” forward contracts (TBAs) to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost effective way. Typically, the price is agreed upon at contract inception and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus, accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Forward contracts and financial futures are used by the Company to reduce exposures to various risks including interest rates and currency rates.

The Company’s principal derivative exposures to market risk are interest rate risk, which includes inflation and

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as a result of changes in market interest rates. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company regularly monitors counterparty credit ratings, derivative positions, valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized, and monitors its derivative credit exposure as part of its overall risk management program.

The Company enters derivative transactions through bilateral derivative agreements with counterparties, or through over the counter cleared derivatives with a counterparty and the use of a clearinghouse. To minimize credit risk for bilateral transactions, the Company and its counterparties generally enter into master netting agreements based on agreed upon requirements that outline the framework for how collateral is to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse. Certain interest rate swaps and credit default swaps are considered cleared transactions. These cleared transactions require initial and daily variation margin collateral postings. These agreements allow for contracts in a positive position, in which amounts are due to the Company, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s credit exposure.

Net collateral pledged by the counterparties was $2,493 million as of December 31, 2017 and $3,274 million as of December 31, 2016. In the event of default, the full market value exposure at risk in a net gain position, net of offsets and collateral, was $115 million as of December 31, 2017 and $250 million as of December 31, 2016. The statutory net amount at risk, defined as net collateral pledged and statement values excluding accrued interest, was $595 million as of December 31, 2017 and $747 million as of December 31, 2016.

The Company had the right to rehypothecate or repledge securities totaling $635 million of the $2,493 million as of December 31, 2017 and $998 million of the $3,274 million as of December 31, 2016 of net collateral pledged by counterparties. There were no securities rehypothecated to other counterparties as of December 31, 2017 or December 31, 2016.

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2017
	Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount
	(In Millions)
Interest rate swaps	$7,684	$77,193	$5,314	$86,754
Options	745	10,562	7	420
Currency swaps	386	4,308	569	6,405
Forward contracts	13	1,384	88	6,723
Credit default swaps	29	1,503	1	64
Financial futures	-	3,288	-	-

Total	$8,857	$98,238	$5,979	$100,366

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2016

	Assets		Liabilities

	Carrying Value	Notional Amount	Carrying Value	Notional Amount

	(In Millions)

Interest rate swaps	$8,084	$71,560	$5,915	$86,362
Options	653	6,677	6	5
Currency swaps	937	6,834	36	1,068
Forward contracts	51	3,320	56	2,817
Credit default swaps	38	2,435	1	207
Financial futures	-	3,196	-	-

Total	$9,763	$94,022	$6,014	$90,459

The average fair value of outstanding derivative assets was $9,271 million for the year ended December 31, 2017 and $12,715 million for the year ended December 31, 2016. The average fair value of outstanding derivative liabilities was $5,957 million for the year ended December 31, 2017 and $8,899 million for the year ended December 31, 2016.

The following summarizes the notional amounts of the Company’s credit default swaps by contractual maturity:

	December 31,
	2017	2016

	(In Millions)

Due in one year or less	$-	$198
Due after one year through five years	1,567	2,444

Total	$1,567	$2,642

The following presents the Company’s gross notional interest rate swap positions:

	December 31,
	2017	2016

	(In Millions)

Open interest rate swaps in a fixed pay position	$80,472	$78,472
Open interest rate swaps in a fixed receive position	81,676	78,001
Other interest related swaps	1,799	1,449

Total interest rate swaps	$163,947	$157,922

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the Company’s net realized gains (losses) on closed contracts and change in net unrealized gains (losses) related to market fluctuations on open contracts by derivative type:

	Year Ended December 31, 2017
	Net Realized Gains (Losses) on Closed Contracts	Change In Net Unrealized Gains (Losses) on Open Contracts

	(In Millions)

Interest rate swaps	$ (224)	$ 202
Currency swaps	94	(1,081)
Options	(172)	(151)
Credit default swaps	23	-
Forward contracts	(147)	(72)
Financial futures	112	-

Total	$ (314)	$ (1,102)

	Year Ended December 31, 2016
	Net Realized Gains (Losses) on Closed Contracts	Change In Net Unrealized Gains (Losses) on Open Contracts

	(In Millions)

Interest rate swaps	$ (2)	$ (65)
Currency swaps	24	368
Options	(131)	(13)
Credit default swaps	16	2
Forward contracts	303	(46)
Financial futures	(217)	-

Total	$ (7)	$ 246

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended December 31, 2015
	Net Realized Gains (Losses) on Closed Contracts	Change In Net Unrealized Gains (Losses) on Open Contracts

	(In Millions)

Interest rate swaps	$ (187)	$ (93)
Currency swaps	21	343
Options	(99)	2
Credit default swaps	9	(1)
Forward contracts	249	(24)
Financial futures	(57)	-

Total	$ (64)	$ 227

The following summarizes gross and net information of derivative assets and liabilities, along with collateral posted in connection with master netting agreements:

	December 31, 2017			December 31, 2016

	Derivative Assets	Derivative Liabilities	Net	Derivative Assets	Derivative Liabilities	Net

	(In Millions)

Gross	$8,857	$5,979	$2,878	$9,763	$6,014	$3,749
Due and accrued	867	1,781	(914)	842	1,626	(784)
Gross amounts offset	(6,936)	(6,936)	-	(6,873)	(6,873)	-

Net asset	2,788	824	1,964	3,732	767	2,965
Collateral posted	(3,296)	(803)	(2,493)	(3,803)	(529)	(3,274)

Net	$(508)	$21	$(529)	$(71)	$238	$(309)

i.	Repurchase agreements

The Company had repurchase agreements with carrying values of $4,204 million as of December 31, 2017 and $4,729 million as of December 31, 2016. As of December 31, 2017, the maturities of these agreements ranged from January 3, 2018 through March 6, 2018 and the interest rates ranged from 1.4% to 1.5%. The outstanding amounts were collateralized by cash and bonds with a carrying value of $4,221 million as of December 31, 2017 and $4,736 million as of December 31, 2016.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

j.	Net investment income

Net investment income, including IMR amortization, comprised the following:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Bonds	$3,712	$3,583	$3,439
Preferred stocks	17	24	27
Common stocks - subsidiaries and affiliates	436	431	511
Common stocks - unaffiliated	39	59	48
Mortgage loans	928	1,009	976
Policy loans	797	757	709
Real estate	159	174	169
Partnerships and LLCs	658	460	639
Derivatives	305	343	292
Cash, cash equivalents and short-term investments	42	33	14
Other	2	-	13

Subtotal investment income	7,095	6,873	6,837
Amortization of the IMR	113	135	140
Investment expenses	(666)	(674)	(590)

Net investment income	$6,542	$6,334	$6,387

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

k.	Net realized capital (losses) gains

Net realized capital losses, which include OTTI and are net of deferral to the IMR, comprised the following:

	Years Ended December, 31
	2017	2016	2015

	(In Millions)

Bonds	$(102)	$(248)	$(66)
Preferred stocks	(6)	9	2
Common stocks - subsidiaries and affiliates	27	11	64
Common stocks - unaffiliated	(9)	(60)	(8)
Mortgage loans	(27)	(14)	(8)
Real estate	68	14	50
Partnerships and LLCs	(87)	(94)	(97)
Derivatives	(314)	(7)	(64)
Other	(135)	(4)	216

Net realized capital (losses) before federal and state taxes and deferral to the IMR	(585)	(393)	89
Net federal and state tax benefit	175	40	(151)

Net realized capital (losses) before deferral to the IMR	(410)	(353)	(62)
Net after tax (gains) losses deferred to the IMR	(12)	145	121

Net realized capital (losses)	$(422)	$(208)	$59

As of December 31, 2017, IMR had an asset balance of $112 million which was nonadmitted. The IMR liability balance was $5 million as of December 31, 2016 and was included in other liabilities on the Statutory Statements of Financial Position. Refer to Note 2y. “Interest maintenance reserve” for information on the Company’s policy for IMR. Refer to Note 14. “Surplus notes” for information on the other realized capital loss.

OTTI, included in the realized capital losses, consisted of the following:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Bonds	$(64)	$ (78)	$ (170)
Preferred stock	(6)	(1)	(11)
Common stocks	(62)	(11)	(14)
Mortgage loans	-	(7)	(5)
Partnerships and LLCs	(53)	(91)	(70)

Total OTTI	$(185)	$ (188)	$ (270)

The Company recognized OTTI of $7 million for the year ended December 31, 2017 and $6 million for the year ended December 31, 2016 on structured and loan-backed securities, which are included in bonds, primarily due to the present value of expected cash flows being less than the amortized cost.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company utilized internally-developed models to determine less than 1% of the $64 million of bond OTTI for the year ended December 31, 2017, 1% of the $78 million of bond OTTI for the year ended December 31, 2016, and 1% of the $170 million of bond OTTI for the year ended December 31, 2015. The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for more information on assumptions and inputs used in the Company’s OTTI models.

Refer to Note 21. “Impairment listing for loan-backed and structured securities” for a CUSIP level list of impaired structured securities where the present value of cash flows expected to be collected is less than the amortized cost basis.

6.	Federal income taxes

On December 22, 2017, the president signed into law H.R. 1/Public Law 115-97, commonly known as the Tax Cuts and Jobs Act (the Act). The Act contains several key provisions that have significant financial statement effects. These provisions required the remeasurement of deferred tax assets and liabilities, imposed a tax liability for mandatory deemed repatriation of previously untaxed foreign earnings, changed the method for computing deductions for life insurance reserves, introduced new taxes on foreign subsidiaries, and modified the provision for expensing of certain capital costs.

The Act required the remeasurement of deferred taxes, as it reduces the corporate tax rate to 21 percent, effective January 1, 2018. Accordingly, the Company remeasured its net admitted deferred taxes as of the enactment date and recognized a decrease in surplus of $507 million. Of the $507 million net decrease, $919 million was reflected in the change in other deferred income taxes, $27 million was reflected in the change in net unrealized foreign exchange capital gains (losses), offset by increases of $439 million reflected in the change in net unrealized capital gains (losses).

Under the Act, a company is required to establish a liability for taxes due on mandatory deemed repatriation of previously untaxed foreign earnings. A company is deemed to have repatriated foreign earnings accumulated and deferred under prior tax law. Companies can no longer indefinitely defer the tax on those accumulated earnings, but may elect to pay the deemed repatriation tax over eight years. Mandatory deemed repatriation for a controlled foreign corporation (CFC) with the same year end as the US taxpayer creates a current tax liability. The Company recorded a provisional tax benefit of $3 million in the statements of operations. Provisional amounts have not been provided for specified foreign corporation investments under the Act for which a reasonable estimate of the tax effects could not be determined. The Company is in the process of obtaining the information needed to complete the calculation of the deemed repatriation tax liability. The Company will update the provisional amounts as it obtains additional information throughout the measurement period, but no later than December 2018.

The Act revised the computation of life insurance tax reserves to be the greater of the net surrender value of a contract and 92.81 percent of statutory reserves. The revised reserve computation is effective for taxable years beginning after December 31, 2017. A transition rule requires life insurers to spread the difference between the prior year end reserves computed on the old basis and those computed on the new basis over eight years as either income or a deduction. The Company has recorded an estimated provision for this change by recognizing a net $487 million increase in its deferred tax asset, offset by a corresponding increase in its deferred tax liability that will reverse over the eight year transition period. The Company is in the process of modifying its tax reserve systems to incorporate the new method. The Company will update the provisional amount when it completes its system modifications during the measurement period, but no later than December 2018.

The Act introduces a new tax on global intangible low-taxed income (GILTI). Generally, a CFC may incur a GILTI tax if its income exceeds a prescribed return on its business property. Recently issued accounting guidance does not require companies to recognize deferred taxes on the potential future impact of the GILTI provision. In accordance with this guidance, the Company’s policy will be to recognize the tax impact in the period in which it is incurred.

The Act introduces full expensing as the principal capital cost recovery regime, increasing the current first-year “bonus” depreciation deduction from 50 percent to 100 percent on a temporary basis of the cost of qualified plant and equipment acquired and placed in service after September 27, 2017 and before January 1, 2023. This expensing

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

regime goes further than current law bonus depreciation by applying to both new and used property. The 100 percent bonus depreciation rule applies through 2022, then phases down 20 percent annually through 2026. For qualified property acquired before September 27, 2017, the applicable bonus percentage is 50 percent if placed in service before January 1, 2018, 40 percent if placed in service in 2018, 30 percent if placed in service in 2019, and 0 percent thereafter. The Company recorded a provisional current tax benefit of $22 million for qualified property acquired and placed in service after September 27, 2017, offset by a corresponding deferred tax liability that will reverse over the useful life of the qualified property. The Company will update the provisional amount when it completes its analysis during the measurement period, but no later than December 2018.

The Company provides for DTAs in accordance with statutory accounting practices and has met the required threshold to utilize the three-year reversal period and 15% of surplus limitation.

The net DTA or deferred tax liability (DTL) recognized in the Company’s assets, liabilities and surplus is as follows:

	December 31, 2017
	Ordinary	Capital	Total

	(In Millions)
Gross DTAs	$2,479	$154	$2,633
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	2,479	154	2,633
DTAs nonadmitted	-	-	-

Subtotal net admitted DTA	2,479	154	2,633
Total gross DTLs	(1,637)	(235)	(1,872)

Net admitted DTA(L)	$842	$(81)	$761

	December 31, 2016
	Ordinary	Capital	Total

	(In Millions)
Gross DTAs	$3,252	$617	$3,869
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	3,252	617	3,869
DTAs nonadmitted	(44)	-	(44)

Subtotal net admitted DTA	3,208	617	3,825
Total gross DTLs	(1,669)	(550)	(2,219)

Net admitted DTA(L)	$1,539	$67	$1,606

	Change
	Ordinary	Capital	Total

	(In Millions)
Gross DTAs	$(773)	$(463)	$(1,236)
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	(773)	(463)	(1,236)
DTAs nonadmitted	44	-	44

Subtotal net admitted DTA	(729)	(463)	(1,192)
Total gross DTLs	32	315	347

Net admitted DTA(L)	$(697)	$(148)	$(845)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amount of adjusted gross DTA admitted under each component of the guidance and the resulting change by tax character are as follows:

	December 31, 2017
	Ordinary	Capital	Total

	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$-	$67	$67
Remaining adjusted gross DTAs expected to be realized within 3 years (lesser of 1 or 2):
1. Adjusted gross DTA to be realized	880	-	880
2. Adjusted gross DTA allowed per limitation threshold	2,202	-	2,202

Lesser of lines 1 or 2	880	-	880
Adjusted gross DTAs offset by existing DTLs	1,599	87	1,686

Total admitted DTA realized within 3 years	$2,479	$154	$2,633

	December 31, 2016
	Ordinary	Capital	Total

	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$486	$131	$617
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	989	-	989
2. Adjusted gross DTA allowed per limitation threshold	2,071	-	2,071

Lesser of lines 1 or 2	989	-	989
Adjusted gross DTAs offset by existing DTLs	1,733	486	2,219

Total admitted DTA realized within 3 years	$3,208	$617	$3,825

	Change
	Ordinary	Capital	Total

	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$(486)	$(64)	$(550)
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	(109)	-	(109)
2. Adjusted gross DTA allowed per limitation threshold	131	-	131

Lesser of lines 1 or 2	(109)	-	(109)
Adjusted gross DTAs offset by existing DTLs	(134)	(399)	(533)

Total admitted DTA realized within 3 years	$(729)	$(463)	$(1,192)

Effective January 1, 2018, the Act eliminates the ability to carryback net operating losses, therefore the amount of adjusted gross DTA admitted based on recoverable federal taxes is limited only to capital DTAs.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s total realization threshold limitations are as follows:

	December 31,
	2017	2016

	($ In Millions)

Ratio percentage used to determine recovery period and threshold limitation	867%	869%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$14,933	$13,808

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs, including the impact of available carryback and carryforward periods, projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning strategies is as follows:

December 31, 2017
	Ordinary	Capital	Total
(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	- %	- %	- %

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	57%	- %	57%

December 31, 2016
	Ordinary	Capital	Total
(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	- %	- %	- %

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	67%	100%	69%

Change
	Ordinary	Capital	Total
(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	- %	- %	- %

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	(10)%	(100)%	(12)%

There are no reinsurance strategies included in the Company’s tax-planning strategies.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Federal income tax benefit on operating earnings	$(300)	$(333)	$(159)
Foreign income tax expense on operating earnings	2	7	6

Total federal and foreign income tax benefit before impact of change in enacted legislation	(298)	(326)	(153)
Impact of change in enacted tax legislation on operating earnings	(22)	-	-

Total federal and foreign income tax benefit on operating earnings	(320)	(326)	(153)
Federal income tax (benefit) expense on net realized capital gains (losses) before impact of change in enacted legislation	(178)	(40)	151
Impact of change in enacted tax legislation on net realized capital gains (losses)	3	-	-

Total federal and foreign income tax benefit	$(495)	$(366)	$(2)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2017	2016	Change

	(In Millions)

DTAs:
Ordinary
Reserve items	$1,059	$980	$79
Policy acquisition costs	459	700	(241)
Nonadmitted assets	293	555	(262)
Pension and compensation related items	191	291	(100)
Policyholders’ dividends	189	342	(153)
Investment items	150	183	(33)
Expense items	45	45	-
Unrealized investment losses	3	1	2
Other	90	155	(65)

Total ordinary DTAs	2,479	3,252	(773)
Nonadmitted DTAs	-	(44)	44

Admitted ordinary DTAs	2,479	3,208	(729)

Capital
Unrealized investment losses	111	431	(320)
Investment items	43	186	(143)

Total capital DTAs	154	617	(463)

Admitted capital DTAs	154	617	(463)

Admitted DTAs	2,633	3,825	(1,192)

DTLs:
Ordinary
Reserve items	528	76	452
Unrealized investment gains	498	759	(261)
Deferred and uncollected premium	212	319	(107)
Pension items	180	255	(75)
Reserve for audits and settlements	-	74	(74)
Investment Items	46	21	25
Other	173	165	8

Total ordinary DTLs	1,637	1,669	(32)

Capital
Unrealized investment gains	235	479	(244)
Investment items	-	71	(71)

Total capital DTLs	235	550	(315)

Total DTLs	1,872	2,219	(347)

Net admitted DTA	$761	$1,606	$(845)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes comprised the following:

		Years Ended December 31,
		2017	2016	2015

		(In Millions)

Net DTA(L)		$(889)	$352	$340
Less:	Items not recorded in the change in net deferred income taxes:
	Tax-effect of unrealized gains/(losses)	(188)	(59)	(109)
	Tax-effect of changes from acquisitions/transfers	(7)	(46)	-

	Change in net deferred income taxes	$(1,084)	$247	$231

The change in net deferred income taxes includes a decrease of $507 million due to the remeasurement of net DTA(L), of which an increase of $412 million is reflected in the change in unrealized gains/(losses).

As of December 31, 2017, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has no tax credit carryforwards included in deferred taxes.

The components of federal and foreign income tax are recorded in the Statutory Statements of Operations and the Statutory Statements of Changes in Surplus and are different from those which would be obtained by applying the prevailing federal income tax rate to net gain from operations before federal income taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Provision computed at statutory rate of 35%	$(151)	$(184)	$101
Corporate rate reduction	919	-	-
Change in reserve valuation basis	15	26	23
Expense items	6	16	25
Foreign governmental income taxes	2	6	4
Investment items	(250)	(322)	(325)
Nonadmitted assets	67	(99)	(6)
Tax credits	(51)	(48)	(52)
Other impacts of tax reform	4	-	-
Other	28	(8)	(3)

Total statutory income tax expense (benefit)	$589	$(613)	$(233)

Federal and foreign income tax benefit	$(495)	$(366)	$(2)
Change in net deferred income taxes	1,084	(247)	(231)

Total statutory income tax expense (benefit)	$589	$(613)	$(233)

The Company paid federal income taxes of $3 million in 2017, received refunds of $353 million in 2016 and paid $234 million in 2015.

The total income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses total nil related to December 31, 2017 and 2016, and totaled $135 million related to 2015.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return. The Company and its subsidiaries and affiliates also file income tax returns in various states and foreign jurisdictions. The Company and its eligible subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides the Company with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Agreement provides the Company with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes.

Companies are generally required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns that may be challenged by various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting practices for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2017	$146
Gross change related to positions taken in prior years	12
Gross change related to settlements	-
Gross change related to positions taken in current year	33
Gross change related to lapse of statutes of limitations	-

Balance, December 31, 2017	$191

Included in the liability for unrecognized tax benefits as of December 31, 2017, are $184 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefits as of December 31, 2017 includes $5 million of unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate.

The Company recognized an increase of $7 million in accrued interest related to the liability for unrecognized tax benefits as a component of the provision for income taxes. $6 million of the increase relates to the corporate tax rate reduction enacted as part of the Act in 2017. The amount of net interest recognized was $37 million as of December 31, 2017 and $24 million as of December 31, 2016. The Company has no accrued penalties related to the liability for unrecognized tax benefits. In the next year, the Company does not anticipate the total amount of uncertain tax positions to significantly increase or decrease.

The Internal Revenue Service (IRS) has completed its examination of the tax returns filed for the years 2013 and prior. The IRS commenced its exam of years 2014-2015 in September 2017. The adjustments resulting from these examinations are not expected to materially affect the position or liquidity of the Company.

The Company’s litigation with the federal government regarding the timing of the deduction for certain policyholder dividends for tax years 1995 through 1997 was successfully concluded in 2015. The favorable effect of the decision in the U.S. Court of Federal Claims was reflected in the Company’s financial statements in prior years.

As of December 31, 2017 and 2016, the Company did not recognize any protective deposits as admitted assets.

7.	Other than invested assets

a.	Corporate-owned life insurance

The Company holds corporate-owned life insurance issued by unaffiliated third party insurers to cover the lives of certain qualified senior employees. The primary purpose of the program is to offset future employee benefit expenses. The Company pays all premiums and is the beneficiary of these policies. The Company had recorded cash surrender values of these policies of $2,104 million as of December 31, 2017 and $1,981 million as of December 31, 2016.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as, net of loading and reinsurance:

	December 31,
	2017		2016

	Gross	Net	Gross	Net

	(In Millions)

Ordinary new business	$151	$47	$135	$42
Ordinary renewal	751	798	695	728
Group life	10	10	9	9

Total	$912	$855	$839	$779

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses. Refer to Note 2r. “Policyholders’ reserves” for information on the Company’s accounting policies regarding gross premium and net premium.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in deferred and uncollected life insurance premium is included in premium income. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

In certain instances, gross premium is less than net premium according to the standard valuation set by the Division and the Department. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers. The Company had life insurance in force of $31,952 million as of December 31, 2017 and $31,660 million as of December 31, 2016 for which gross premium was less than net premium.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

8.	Policyholders’ liabilities

a.	Policyholders’ reserves

The Company had life insurance in force of $621,740 million as of December 31, 2017 and $560,789 million as of December 31, 2016.

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2017				2016
	Amount	Interest Rates			Amount	Interest Rates
	($ In Millions)
Individual life	$51,295	2.5%	-	6.0%	$47,789	2.5%	-	6.0%
Group life	16,486	2.5%	-	4.5%	18,449	2.5%	-	4.5%
Group annuities	24,718	2.3%	-	11.3%	23,729	2.3%	-	11.3%
Individual annuities	14,123	2.3%	-	11.8%	13,491	2.3%	-	11.8%
Individual universal and variable life	5,957	3.5%	-	6.0%	5,621	3.5%	-	6.0%
Disabled life claim reserves	1,852	3.5%	-	6.0%	1,896	3.5%	-	6.0%
Disability active life reserves	1,007	3.5%	-	6.0%	899	3.5%	-	6.0%
Other	326	2.5%	-	6.0%	312	2.5%	-	6.0%

Total	$115,764				$112,186

Individual life includes whole life and term insurance. Group life includes corporate-owned life insurance, BOLI, group universal life and group variable universal life products. Individual annuities include individual annuity contracts, supplementary contracts involving life contingencies and structured settlements. Group annuities include deferred annuities and single premium annuity contracts. Disabled life claim reserves include disability income and LTC contracts and cover the future payments of known claims. Disability active life reserves include disability income and LTC contracts issued. Other is comprised of disability life and accidental death insurance.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Liabilities for deposit-type contracts

The following summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2017				2016
	Amount	Interest Rates			Amount	Interest Rates
	($ In Millions)
Guaranteed interest contracts:
Note programs	$6,233	1.6%	-	6.2%	$4,710	1.6%	-	6.2%
Federal Home Loan Bank of Boston	1,054	1.4%	-	3.0%	1,103	1.4%	-	3.0%
Municipal contracts	761	1.3%	-	7.3%	831	0.9%	-	7.3%
Other	787	1.0%	-	9.7%	445	8.3%	-	9.7%
Supplementary contracts	834	0.3%	-	7.0%	808	0.3%	-	7.0%
Dividend accumulations	522	3.2%	-	4.0%	531	3.4%	-	4.1%
Other deposits	2,823	4.0%	-	8.0%	3,146	4.0%	-	8.0%

Total	$13,014				$11,574

Note programs

Funding agreements are investment contracts sold to domestic and international institutional investors. Funding agreement liabilities are equal to the account value and are established by contract deposits, increased by interest credited and decreased by contract coupon payments and maturities. Contract holders do not have the right to terminate the contract prior to the contractually stated maturity date. The Company may retire funding agreements prior to the contractually-stated maturity date by repurchasing the agreement in the market or, in some cases, by calling the agreement. If this occurs, the difference in value is an adjustment to interest credited to liabilities for deposit-type contracts in the Statutory Statements of Operations. Credited interest rates vary by contract and can be fixed or floating. Agreements do not have put provisions or ratings-based triggers. The liability of non-U.S. dollar denominated funding agreements may increase or decrease due to changes in foreign exchange rates. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes.

Under the note programs, the Company creates special purpose entities (SPEs), which are investment vehicles or trusts, for the purpose of issuing medium-term notes to investors. Proceeds from the sale of the medium-term notes issued by these SPEs are used to purchase funding agreements from the Company. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes were issued from the Company’s $2.0 billion European Medium-Term Note Program with approximately $118 million outstanding as of December 31, 2017. Notes are currently issued from the Company’s $17.0 billion Global Medium-Term Note Program.

Federal Home Loan Bank of Boston

The Company has funding agreements with Federal Home Loan Bank of Boston (FHLB Boston) in an investment spread strategy, consistent with its other funding agreements. These funding agreements are collateralized by securities with estimated fair values of $982 million as of December 31, 2017. The Company’s borrowing capacity with FHLB Boston is subject to the lower of the limitation on the pledge of collateral for a loan set forth by law or by the Company’s internal limit. The Company’s unused capacity was $946 million as of December 31, 2017. As a member of FHLB Boston, the Company held common stock of FHLB Boston with a statement value of $74 million as of December 31, 2017 and $75 million as of 2016.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Municipal contracts

Municipal guaranteed investment contracts (municipal contracts) include contracts that contain terms with above market crediting rates. Liabilities for these contracts includes the municipal contracts’ account values, which are established by contract deposits, increased by interest credited (fixed or floating) and decreased by contract coupon payments, additional withdrawals, maturities and amortization of premium. Certain municipal contracts allow additional deposits, subject to restrictions, which are credited based on the rates in the contracts. Contracts have scheduled payment dates and amounts and interest is paid periodically. In addition, certain contracts allow additional withdrawals above and beyond the scheduled payments. These additional withdrawals have certain restrictions on the number per year, minimum dollar amount and are limited to the maximum contract balance. The majority of the municipal contracts allow early contract termination under certain conditions.

Certain municipal contracts contain make-whole provisions, which document the formula for full contract payout. Certain municipal contracts have ratings-based triggers that allow the trustee to declare the entire balance due and payable. Municipal contracts may also have terms that require the Company to post collateral to a third party based on the contract balance in the event of a downgrade in ratings below certain levels under certain circumstances. When the collateral is other than cash, the collateral value is required to be greater than the account balance. The collateral was $169 million as of December 31, 2017 and $176 million as of December 31, 2016. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various liability risks. By performing asset liability management and performing other risk management activities, the Company believes that these contract provisions do not create an undue level of operating risk to the Company.

Other deposits

Other deposits primarily consist of investment contracts assumed as part of the indemnity reinsurance agreement discussed in Note 9. “Reinsurance”. These contracts are used to fund retirement plans. Contract payments are not contingent upon the life of the retirement plan participant.

As of December 31, 2017, the Company’s GICs by expected maturity year were as follows (in millions):

2018	$959
2019	1,535
2020	1,407
2021	1,399
2022	1,017
Thereafter	2,518

Total	$8,835

Most GICs only mature on their contractual maturity date. Actual maturities for municipal contracts may differ from their contractual maturity dates, as these contracts permit early contract termination under certain conditions.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of claims for individual disability and LTC policies. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that experience is an appropriate indicator of future events and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claims and claim expense reserves represent the Company’s best estimate based upon facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

The following summarizes the changes in disabled life and LTC unpaid claims and claim expense reserves:

	December 31,
	2017	2016

	(In Millions)

Claim reserves, beginning of year	$2,083	$2,051
Less: Reinsurance recoverables	163	150

Net claim reserves, beginning of year	1,920	1,901

Claims paid related to:
Current year	(12)	(13)
Prior years	(335)	(332)

Total claims paid	(347)	(345)

Incurred related to:
Current year’s incurred	223	237
Current year’s interest	3	3
Prior year’s incurred	(4)	43
Prior year’s interest	82	81

Total incurred	304	364

Net claim reserves, end of year	1,877	1,920
Reinsurance recoverables	192	163

Claim reserves, end of year	$2,069	$2,083

The changes in reserves for incurred claims related to prior years are generally the result of recent loss development trends. The $4 million decrease in the prior years’ incurred claims for 2017 and the $43 million increase in the prior years’ incurred claims for 2016 were generally the result of differences between actual termination experience and statutorily prescribed termination tables.

The following reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders’ reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2017	2016

	(In Millions)

Disabled life claim reserves	$1,852	$1,896
Accrued claim liabilities	25	24

Net claim reserves, end of year	$1,877	$1,920

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

d.	Additional liability for annuity contracts

Certain variable annuity contracts include additional death or other insurance benefit features, such as GMDBs, GMIBs, GMABs and GMWBs. In general, living benefit guarantees require the contract holder or policyholder to adhere to a company-approved asset allocation strategy. Election of these benefits is generally only available at contract issue.

The following shows the changes in the liabilities for GMDBs, GMIBs, GMABs and GMWBs (in millions):

Liability as of January 1, 2016	$572
Incurred guarantee benefits	84
Paid guarantee benefits	(5)

Liability as of December 31, 2016	651
Incurred guarantee benefits	(131)
Paid guarantee benefits	(8)

Liability as of December 31, 2017	$512

The Company held reserves in accordance with the stochastic scenarios as of December 31, 2017 and 2016. As of December 31, 2017 and 2016, the Company held additional reserves above those indicated based on the stochastic scenarios in order to maintain a prudent level of reserve adequacy.

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDBs, GMIBs, GMABs and GMWBs classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2017			December 31, 2016
	Account Value	Net Amount at Risk	Weighted Average Attained Age	Account Value	Net Amount at Risk	Weighted Average Attained Age
	($ In Millions)
GMDB	$20,118	$25	64	$18,800	$36	63
GMIB Basic	910	37	68	894	92	67
GMIB Plus	3,210	416	66	3,059	589	66
GMAB	3,233	1	59	3,158	22	58
GMWB	204	7	69	206	15	69

As of December 31, 2017, the GMDB account value above consists of $4,717 million of Modco assumed within the separate accounts. As of December 31, 2016, the GMDB account value above consists of $4,247 million of Modco assumed within the separate accounts.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Account values of variable annuity contracts with GMDBs, GMIBs, GMABs and GMWBs are summarized below:

	December 31,
	2017			2016

	Separate Account	General Account	Total	Separate Account	General Account	Total

	(In Millions)

GMDB	$16,057	$4,061	$20,118	$14,776	$4,024	$18,800
GMIB Basic	891	19	910	876	18	894
GMIB Plus	3,210	-	3,210	3,059	-	3,059
GMAB	3,183	50	3,233	3,104	54	3,158
GMWB	204	-	204	206	-	206

e.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDBs or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The following presents the changes in the liability, net of reinsurance, for guarantees on universal life and variable universal life type contracts:

	December 31,
	2017	2016

	(In Millions)

Beginning balance	$3,098	$3,047
Net liability increase	355	51

Ending balance	$3,453	$3,098

9.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to mitigate the impact of underwriting mortality and morbidity risks or to assume business. Such transfers do not relieve the Company of its primary liability to its customers and, as such, failure of reinsurers to honor their obligations could result in credit losses that could arise if a reinsurer defaults. The Company reduces reinsurance default risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations within the Company’s reinsurers and using trust structures, when appropriate. The Company reinsures a portion of its mortality risk in its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement with reinsurers. The Company also reinsures a portion of its morbidity risk in its disability and LTC business. The amounts reinsured are on a yearly renewable term, coinsurance funds withheld, coinsurance or Modco basis. The Company’s highest retention limit for new issues of life policies ranges from $15 million to $25 million.

Refer to Note 17. “Related party transactions” for information about the Company’s affiliated assumed reinsurance transactions.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company did not reinsure any policies with a company chartered in a country other than the U.S., excluding U.S. branches of these companies, which was owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business. There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

If all reinsurance agreements were terminated by either party as of December 31, 2017, the resulting reduction in surplus due to loss of reinsurance reserve credits, net of unearned premium, would be approximately $3,396 million assuming no return of the assets, excluding assets in trust, backing these reserves from the reinsurer to the Company.

Reinsurance amounts included in the Statutory Statements of Operations were as follows:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Direct premium	$21,097	$21,319	$20,754
Premium assumed	1,359	1,442	1,608
Premium ceded	(4,970)	(1,329)	(819)

Total net premium	$17,486	$21,432	$21,543

Ceded reinsurance recoveries	$658	$566	$594

Assumed losses	$216	$95	$88

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2017	2016

	(In Millions)

Reinsurance reserves:
Assumed	$9,101	$9,368
Ceded	(8,898)	(4,488)

Ceded amounts recoverable	$165	$150

Benefits payable on assumed business	$37	$45

Funds held under coinsurance
Ceded	$4,001	$-

Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2017 include $7,125 million associated with life insurance policies, $1,733 million for LTC, $30 million for disability and $10 million for group life and health. Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2016 include $2,925 million associated with life insurance policies, $1,517 million for LTC, $35 million for disability and $11 million for group life and health.

Effective December 31, 2017, the Company entered into a reinsurance agreement with a third-party, authorized reinsurer to reinsure certain inforce universal life policies. The agreement is structured as a combination of 90%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

coinsurance funds withheld on certain universal life policies and 40% yearly renewable term on certain other universal life policies. The Company maintains responsibility for servicing the policies and managing the assets. Under the terms of the agreement, at December 31, 2017, the Company ceded policyholder reserves of $4.0 billion and recorded a liability for funds held under coinsurance of $4.0 billion on the Statutory Statement of Financial Position and ceded premium of $4.0 billion and reduced changes in policyholder reserves of $4.0 billion in the Statutory Statements of Operations.

In 2016, the Company entered into a series of reinsurance agreements with an authorized third-party to reinsure approximately 100% of certain of the Company’s inforce universal life, variable life, and 20-year term life policies. Under the terms of the agreements, the Company gave approximately $85 million of consideration to the reinsurer. The universal life and term life policies are reinsured on a coinsurance basis, and the variable life policies on a Modco basis. Under the terms of the agreements, the Company will maintain responsibility for servicing the policies. In 2016, the Company ceded premium of $473 million and policyholders’ reserves of $411 million in the change in policyholders’ reserves in the Statutory Statement of Operations and recorded a $192 million increase in the Statutory Statements of Changes in Surplus in conjunction with these agreements.

In 2017, the Company strengthened its gross LTC policyholders’ reserves by $270 million to reflect the risk inherent in the cash flows of this business. This risk is ceded to an unaffiliated reinsurer, therefore the ceded policyholders’ reserves have also been increased by $270 million.

In 2016, the Company strengthened its gross LTC policyholders’ reserves by $189 million to reflect the risk inherent in the cash flows of this business. This risk is ceded to an unaffiliated reinsurer, therefore the ceded policyholders’ reserves have also been increased by $189 million.

As of December 31, 2017, one reinsurer accounted for 29% of the outstanding balance of the reinsurance recoverable and the next largest reinsurer had 19%. The Company continues to monitor its morbidity risk ceded to one unaffiliated reinsurer for its LTC business, in which approximately half of the reserves are held in trust. Overall, the Company believes that each of these exposures to a single reinsurer does not create an undue concentration of risk and the Company’s business is not substantially dependent upon any single reinsurer.

10.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2017 are illustrated below:

	General Account	Separate Account w/ Guarantees	Separate Account Nonguaranteed	Amount	% of Total

	($ In Millions)

Subject to discretionary withdrawal:
With market value adjustment	$13,960	$-	$-	$13,960	12%
At book value less current surrender charge of 5% or more	1,402	-	-	1,402	1
At fair value	-	11,948	46,986	58,934	51

Subtotal	15,362	11,948	46,986	74,296	64
Subject to discretionary withdrawal:
At book value without fair value adjustment	10,739	532	-	11,271	10
Not subject to discretionary withdrawal	25,234	5,820	-	31,054	26

Total	$51,335	$18,300	$46,986	$116,621	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2017 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves – group annuities	$24,713
Policyholders’ reserves – individual annuities	13,608
Liabilities for deposit-type contracts	13,014

Subtotal	51,335

Separate Account Annual Statement:
Annuities	59,466
Other annuity contract deposit-funds and guaranteed interest contracts	5,820

Subtotal	65,286

Total	$116,621

b.	Separate accounts

The Company has guaranteed separate accounts classified as the following: nonindexed, which have multiple concurrent guarantees, including a guarantee that applies for as long as the contract is in effect and does not exceed a 4% rate of return. The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2017 is as follows:

	Guaranteed

	Indexed	Nonindexed Less Than/ Equal to 4%	Non Guaranteed	Total

	(In Millions)

Net premium, considerations or deposits for the year ended December 31, 2017	$-	$-	$8,099	$8,099

Reserves at December 31, 2017:
For accounts with assets at:
Fair value	$-	$18,300	$49,736	$68,036
Nonpolicy liabilities	-	-	1,126	1,126

Total	$-	$18,300	$50,862	$69,162

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$-	$17,768	$49,736	$67,504
At book value without market value adjustment and current surrender charge of less than 5%	-	532	-	532

Subtotal	-	18,300	49,736	68,036
Nonpolicy liabilities	-	-	1,126	1,126

Total	$-	$18,300	$50,862	$69,162

The Company does not have any reserves in separate accounts for asset default risk in lieu of AVR.

The following is a reconciliation of amounts reported as transfers (from) to separate accounts in the Summary of Operations of the Company’s NAIC Separate Account Annual Statement to the amounts reported as net transfers (from) to separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Operations:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

From the Separate Account Annual Statement:
Transfers to separate accounts	$8,099	$7,366	$8,167
Transfers from separate accounts	(9,078)	(8,408)	(7,560)

Subtotal	(979)	(1,042)	607
Reconciling adjustments:
Net withdrawals on deposit-type liabilities	(1,902)	(1,183)	(1,360)

Net transfers from separate accounts	$(2,881)	$(2,225)	$(753)

Net deposits on deposit-type liabilities are not considered premium and therefore are excluded from the Statutory Statements of Operations.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

11.	Debt

The Company issues commercial paper in the form of Notes in minimum denominations of $250 thousand up to a total aggregation of $1 billion with maturity dates up to a maximum of 270 days from the date of issuance. Noninterest bearing Notes are sold at par less a discount representing an interest factor. Interest bearing Notes are sold at par. The Notes are not redeemable or subject to voluntary prepayments by the Company. The Notes had a carrying value and face amount of $250 million as of December 31, 2017, 2016 and 2015. Notes issued in 2017 had interest rates ranging from 0.60% to 1.25% with maturity dates ranging from 1 to 48 days. Interest expense for commercial paper was less than $1 million for the years ended December 31, 2017, 2016 and 2015.

The Company has a $1 billion, five year credit facility, with a syndicate of lenders that can be used for general corporate purposes and to support commercial paper borrowings. The facility has an upsize option for an additional $500 million. The terms of the credit facility provide for, among other provisions, covenants pertaining to liens, fundamental changes, transactions with affiliates and adjusted statutory surplus. As of and for the years ended December 31, 2017, 2016 and 2015, the Company was in compliance with all covenants under the credit facility. For the years ended December 31, 2017, 2016 and 2015, there were no draws on the credit facilities. Credit facility fees were less than $1 million for the years ended December 31, 2017, 2016 and 2015.

12.	Employee benefit plans

The Company sponsors multiple employee benefit plans, providing retirement, life, health and other benefits to employees, certain employees of unconsolidated subsidiaries, agents, general agents and retirees who meet plan eligibility requirements.

Prior to January 1, 2016, the Company’s Retiree Health Plans provided medical, dental and life insurance benefits to eligible retirees (the participant) and their eligible beneficiaries. Various eligibility rules applied based on specific coverage. Effective January 1, 2016, the Company amended the Retiree Health Plans to eliminate the retiree medical and dental options, with the exception of certain limited run-out coverage. On and after January 1, 2016, the Plans continue to provide medical reimbursements benefits, through the existing Retiree Health Reimbursement Arrangement (the “RHRA”) for Home Office participants and the newly created Health Reimbursement Account (the “HRA”) for certain grandfathered Home Office participants and all Agent participants, as well as life insurance benefits, to eligible retired employees (and in some cases, their eligible beneficiaries) of the Company and its affiliated companies that have adopted the Plan. The changes to the Plans were communicated to Plan participants in August 2015. Outside of the Plan, the Company also provides eligible retirees with access to a private insurance marketplace through which retirees may obtain purchase individual medical coverage.

On July 1, 2016, the Company agreed to provide certain service credits under the MassMutual Retired Agents’ Welfare Benefits Plan for prior Premier Client Group (PCG) service. This resulted in an increase to the accumulated projected benefit obligation of $41 million recognized at the time of the acquisition. The expense attributable to prior service periods is recorded as amortization of the nonadmitted assets acquired rather than through the amortization of prior service cost. See Note 18. “Business combinations and goodwill” for further information on the acquisition of PCG.

The Society of Actuaries released updated mortality improvement scales in October 2017 (MP 2017) and 2016 (MP 2016). The Company adopted the new mortality projection scales and other key plan assumptions as part of its fourth quarter 2017 and 2016 remeasurements. As a result of these changes in projection scales, the Company’s aggregate projected benefit obligation decreased by approximately $20 million as of December 31, 2017 and $37 million as of December 31, 2016.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

a.	Pension plans

The Company has funded and unfunded noncontributory defined benefit pension plans that cover substantially all employees, agents and retirees. The qualified defined benefit plan includes a defined benefit formula and a cash balance formula. Participants earn benefits under the plan based on the defined benefit formula, the cash balance formula, or a combination of both formulas as determined by their date of hire or rehire. Under the defined benefit formula, benefits are calculated based on final average earnings and length of service. Benefits under the cash balance formula are determined based on age, service and salary during the participants’ careers.

The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. The Company contributed $88 million in 2017 and $66 million in 2016 to its qualified defined benefit plan.

b.	Defined contribution plans

The Company sponsors funded (qualified 401(k) thrift savings) and unfunded (nonqualified deferred compensation thrift savings) defined contribution plans for its employees, agents and retirees. The qualified 401(k) thrift savings plan’s net assets available for benefits were $2,874 million as of December 31, 2017 and $2,453 million as of December 31, 2016. The Company match for the qualified 401(k) thrift savings plan is limited to 5% of eligible W-2 compensation. The Company’s total matching thrift savings contributions, included in general insurance expenses were $56 million for the year ended December 31, 2017 and $46 million for the year ended December 31, 2016 and $42 million for 2015.

The Company also maintains a defined contribution plan for agents, which was frozen in 2001. The net assets available for these benefits were $182 million as of December 31, 2017 and $174 million as of December 31, 2016.

c.	Other postretirement benefits

The Company provides certain life insurance and health care benefits (other postretirement benefits) for its retired employees and agents, their beneficiaries and covered dependents. MMHLLC has the obligation to pay the Company’s other postretirement benefits. The transfer of this obligation to MMHLLC does not relieve the Company of its primary liability. MMHLLC is allocated other postretirement expenses related to interest cost, amortization of actuarial gains (losses) and expected return on plan assets, whereas service cost and prior service cost are recorded by the Company.

Substantially all of the Company’s U.S. employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as the benefits are provided to the participants. For employees who retire after 2009, except certain employees who were close to retirement in 2010, the Company’s cost is limited to a retiree health reimbursement account “RHRA” which accumulates during an employee’s career and can be drawn down by the retiree to purchase coverage outside of the Company or for other health care costs. Retired employees with a RHRA also may choose to purchase coverage through the private retiree exchange.

For other current and future retired employees, and current and future retired agents, the Company provides access to postretirement health care plans through a private retiree exchange. The Company’s cost is limited to the fixed annual subsidy provided to retirees through a Health Reimbursement Account each year that the retiree can use to purchase coverage on the exchange or for other health care costs.

Company-paid basic life insurance is provided to retirees who retired before 2010 and certain employees who retire after 2009 but were close to retirement in 2010. Supplemental life insurance is available to certain retirees on a retiree-pay-all basis.

The Company provides retiree life insurance coverage for home office employees who, as of January 1, 2010, were age 50 with at least 10 years of service or had attained 75 points, generally age plus service, with a minimum 10 years of service.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

d.	Benefit obligations

Accumulated benefit obligations are the present value of pension benefits earned as of a December 31 measurement date (the Measurement Date) based on service and compensation and do not take into consideration future salary levels.

Projected benefit obligations for pension benefits are the present value of pension benefits earned as of the Measurement Date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

Refer to Note 12f. “Amounts recognized in the Statutory Statements of Financial Position,” for details on the funded status of the plans.

Accumulated and projected postretirement benefit obligations for other postretirement benefits are the present value of postretirement medical and life insurance benefits earned as of the Measurement Date projected for estimated salary and medical claim rate increases to an assumed date with respect to retirement, disability or death.

Actuarial (gains) losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation, accumulated benefit obligation and current year expense. Select assumptions used in this calculation include expected future compensation levels, healthcare cost trends, mortality and expected retirement age.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the total pension and other postretirement accumulated benefit obligation:

	December 31,
	2017	2016	2017	2016

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Accumulated benefit obligation	$2,936	$2,715	$354	$340

The following sets forth the change in projected benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2017	2016	2017	2016

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Projected benefit obligation, beginning of year	$2,785	$2,675	$340	$305
Service cost	126	100	12	11
Interest cost	112	113	12	12
Contributions by plan participants	-	-	-	1
Plan amendments	-	-	-	41
Actuarial (gains) losses	(17)	(15)	(9)	(15)
Medicare prescription drug direct subsidy	-	-	-	1
Benefits paid	(146)	(126)	(15)	(16)
Change in discount rate	194	72	15	3
Change in actuarial assumptions	(18)	(34)	(1)	(3)

Projected benefit obligation, end of year	$3,036	$2,785	$354	$340

The determination of the discount rate is based upon rates commensurate with current yields on high quality corporate bonds as of the Measurement Date. A spot yield curve is developed from this data that is used to determine the present value for the obligation. The projected plan cash flows are discounted to the Measurement Date based on the spot yield curve. A single discount rate is utilized to ensure the present value of the benefits cash flow equals the present value computed using the spot yield curve. A 25 basis point change in the discount rate results in approximately a $100 million change in the projected pension benefit obligation. The methodology includes producing a cash flow of annual accrued benefits. Refer to Note 12h. “Assumptions” for details on the discount rate.

e.	Plan assets

The assets of the qualified pension plan investments are invested through a MassMutual group annuity contract and investments held in a trust. The group annuity contract invests in the General Investment Account (GIA) of the Company and separate investment accounts. The separate investment accounts are managed by the Company, the Company’s indirectly wholly owned asset manager, subsidiaries, as well as unaffiliated asset managers.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s qualified pension plan assets managed by the Company and its indirectly wholly owned subsidiaries are as follows:

	December 31,
	2017	2016

	(In Millions)

General Investment Account	$241	$234
Separate Investment Accounts:
Barings Long Duration Bond Fund	263	228
Oppenheimer International Growth Fund	147	116
Alternative Investment Separate Account	134	221
Oppenheimer Large Core Fund	115	98
MM Select Large Cap Value Fund	61	50
MM Premier Strategic Emerging Markets Fund	53	39
Oppenheimer Small Capitalization Core Fund	50	50
MM Select Blue Chip Growth Fund	51	48
MM Select Growth Opportunities Fund	48	36
MM Select Small Cap Value Fund	30	27
MM Select Small Cap Growth Fund	29	23
Oppenheimer Real Estate Fund	-	22

	$1,222	$1,192

The approximate amount of annual benefits to be paid to plan participants covered by a group annuity contract issued by the employer or related parties is $77 million for 2018.

The Company employs a total return investment approach whereby a mix of equities and fixed-income investments are used to maximize the long-term return of plan assets with a prudent level of risk. Risk tolerance is established through consideration of plan liabilities, plan funded status and the Company’s financial condition. The investment portfolio contains a diversified blend of equity and fixed-income investments. Alternative assets such as private equity funds, hedge funds, private real estate funds, equity index exchange traded funds and bond index exchange traded funds are used to improve portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements and periodic asset and liability studies.

The target range allocations for the qualified pension plan assets are 13% to 23% domestic equity securities, 25% to 45% long duration bond securities, 5% to 15% GIA and aggregate bond assets, 13% to 23% international equity securities and 10% to 30% alternative investments. Domestic equities primarily include investments in large capitalization (large-cap) companies and small capitalization (small-cap) companies. Long duration bond securities invest in several long-duration bond exchange traded funds. International equities include investments in American Depository Receipts and limited partnerships that trade primarily in foreign markets in Europe, Latin America and Asia. The pension plan assets invested in the GIA through the unallocated group annuity contract earn a fixed interest. These assets comprised approximately 10% of the plan assets as of December 31, 2017 and 11% as of December 31, 2016.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the change in fair value of plan assets:

	December 31,
	2017	2016	2017	2016

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Fair value of plan assets, beginning of year	$2,180	$2,074	$4	$5
Actual return on plan assets	331	142	-	-
Employer contributions	120	90	15	14
Contributions by plan participants	-	-	-	1
Benefits paid	(146)	(126)	(15)	(16)

Fair value of plan assets, end of year	$2,485	$2,180	$4	$4

The General Investment Account is designed to provide stable, long-term investment growth. The account value is maintained at a stable value (generally referred to as “book value”) regardless of financial market fluctuations; however, if the plan sponsor initiates a full or partial termination, the amount liquidated is subject to an adjustment that could result in an increase or decrease in the book value of the plan’s investment.

The following presents the GIA allocation by type of investment:

	December 31,
	2017	2016

Bonds	59%	58%
Mortgage loans	15	16
Common stocks - subsidiaries and affiliates	10	10
Other investments	7	8
Partnerships and LLCs	5	5
Cash and cash equivalents	3	2
Real estate	1	1

	100%	100%

The majority of the assets of the qualified pension plan are invested in the following separate investment account options as well as certain private equity funds, hedge funds, private real estate funds and an all cap U.S. equity index exchange traded fund held in the MassMutual Pension Plan Trust (Pension Trust Assets):

Barings Long Duration Bond Fund is a separate investment account advised by Barings with a long duration bond strategy that invests in a diversified portfolio of fixed-income securities, including, short-term, intermediate and long-term credit, government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg Barclays U.S. Long Government/Credit Bond index.

Oppenheimer International Growth Fund is a separate investment account investing in a mutual fund sub-advised by OFI Institutional Asset Management (OFI Institutional) that invests in international large-cap securities, primarily in the developed international markets. This international equity strategy focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Alternative Investment Separate Account is a separate investment account advised by Barings. Barings’ strategy includes investing in private equity funds, hedge funds, a private real estate fund and an all cap U.S. equity index exchange traded fund.

Goldman Sachs Asset Management Long Duration Bond Fund is a separate investment account advised by Goldman Sachs Asset Management that invests in a diversified portfolio of fixed-income securities, including short-term, intermediate and long-term credit, government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg Barclays U.S. Long Government/Credit Bond index.

Pacific Investment Management Company Long Duration Bond Fund is a separate investment account advised by Pacific Investment Management Company that invests in a diversified portfolio of fixed-income securities, including short-term, intermediate and long-term credit and government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg Barclays U.S. Long Government/Credit Bond index.

Oakmark International Collective Fund is a separate investment account advised by Harris Associates that invests primarily in developed market international large-cap equity securities, which may include common stocks, preferred stocks, securities that are convertible into common stocks, depositary receipts and rights and warrants to buy common stocks. This international equity strategy seeks out companies that it believes to be trading in the market at significant discounts to their underlying values.

MassMutual Pension Plan Trust is a trust account with a strategy of investing in alternative investments as directed by the Company. These investments include private equity, hedge funds, and private real estate, with allocations temporarily awaiting investment held in an all cap U.S. equity index exchange traded fund.

Fair Value Measurements

The Company’s fair value hierarchy is defined in Note 4. “Fair value of financial instruments”.

The following is a description of the valuation methodologies used to measure fair value for the investments in the qualified pension plan.

Separate Investment Accounts: There are two methods of determining unit value for the separate investment accounts. The portfolio method is used when the separate investment account invests in a portfolio of securities or two or more underlying mutual funds, bank collective trust funds or other investment vehicles (each an “Underlying fund”). Under this method, the unit value of a separate investment account is determined by dividing the market value of such separate investment account on any valuation date by the total number of units in the separate investment account. The net investment factor method (“NIF”) is used when the separate investment account invests in shares or units of a single underlying fund. Under this method, the unit value of a separate investment account is determined by taking the unit value for the prior valuation day and multiplying it by the net investment factor for the current valuation day. Under both of these methods the separate investment accounts are therefore classified as Level 2. As of December 31, 2017, the Plan had no specific plans or intentions to sell investments at amounts other than NAV. These investments can be redeemed on a daily basis and have no lockups or funding commitments.

Corporate debt instruments: If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing and therefore, is classified as Level 2, which uses quoted market prices of debt securities with similar characteristics. Valued using the closing price reported on the active market on which the individual securities are traded.

PIMCO bond funds: Valued using the closing price reported on the active market on which the individual securities are traded and therefore classified as Level 1.

Government securities: Marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations furnished by a pricing service take into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and are therefore classified as Level 2.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Common stocks: Valued using the closing price reported on the active market on which the individual securities are traded and therefore classified as Level 1.

Collective investment trust: Valued using the NAV per unit. The net asset value per unit of the Funds is calculated on each business day by dividing the total value of assets, less liabilities, by the number of units outstanding. Unit issuances and redemptions are based on the net asset value determined at the end of the current day and therefore classified as Level 2.

Limited partnerships: The Plan utilizes the practical expedient to calculate fair value of its investments based on the Plan’s pro rata interest in net assets of each underlying partnership. All valuations utilize financial information supplied by the partnership, including income, expenses, gains and losses. The underlying investments of the partnership are accounted for at fair value as described in the partnership’s audited financial statements. The multi-strategy hedge fund can be redeemed semi-annually with 95 days notice. The remaining funds can be redeemed periodically with notice that generally ranges from 45 to 90 days. There are no lockups or funding commitments. These limited partnership investments are classified as Level 3.

Registered investment companies: There are two methods of determining the unit value for the registered investment companies. For the registered investment company that is valued at an unaffiliated company the investment is valued using the closing price reported on the active market on which the funds are traded and is therefore classified as Level 1. For the registered investment company that is valued in-house on the unival system the NIF method is used which takes the unit value for the prior valuation day and multiplies it by the NIF for the current valuation day and is therefore classified as Level 2.

Other: Valued using the closing price reported on the active market on which the individual securities are traded. If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing and therefore, is classified as Level 2, which uses quoted market prices with similar characteristics. Investments included in this category include short term investments, real estate investment trusts, asset backed securities, mortgage backed securities, swaps, derivatives, futures and options. Investments in multi-strategy hedge fund and real estate are based on the Plan’s pro rata interest in the net assets of the partnership and have a redemption period and are reported in the Level 3 column. The multi-strategy hedge fund is comprised of two funds, one of which has a quarterly redemption period and the other with a monthly redemption period. They both require 45 days notice. The real estate fund does not have a specific redemption period, but is dependent upon the liquidation of underlying assets. None of the funds have a lock up period or funding commitment.

Cash: Stated at cost, which is equal to fair value, and held by an unaffiliated bank.

General Investment Account option: Liquidation value based on an actuarial formula as defined under the terms of the contract.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the fair value hierarchy of the Company’s pension plan assets by asset class:

	December 31, 2017

	Level 1	Level 2	Level 3	Total

	(In Millions)

Investments in the qualified pension plan:
Separate investment accounts:
Common stocks:
U.S. large capitalization	$83	$243	$-	$326
U.S. small capitalization	35	59	-	94
U.S. mid capitalization	28	-	-	28
International small/mid capitalization	8	-	-	8
International large capitalization	7	147	-	154

Total common stocks	161	449	-	610

Debt instruments:
Corporate and other bonds	-	367	-	367
Long-term bond mutual fund	111	-	-	111
Short-term bond mutual funds	14	-	-	14

Total debt instruments	125	367	-	492

Registered investment companies:
Emerging markets	-	86	-	86
U.S. large capitalization	17	-	-	17

Total registered investment companies	17	86	-	103

Limited partnerships:
Private equity/venture capital	-	-	43	43

Total limited partnerships	-	-	43	43

Other:
Government securities	-	303	-	303
Collective investment trust	-	209	-	209
Real estate	-	-	53	53
Emerging markets	-	53	-	53
Other	-	42	19	61

Total other	-	607	72	679

Total separate investment accounts	303	1,509	115	1,927

Pension trust assets:
Common stocks:
U.S. large capitalization	125	-	-	125
Collective investment trust	-	44	-	44
Limited partnerships:
Other	-	-	109	109
Other	-	1	38	39

Total pension trust assets	125	45	147	317

Total General Investment Account	-	-	241	241

Total	$428	$1,554	$503	$2,485

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2016
	Level 1	Level 2	Level 3	Total

	(In Millions)
Investments in the qualified pension plan:
Separate investment accounts:
Common stocks:
U.S. large capitalization	$78	$204	$-	$282
U.S. small capitalization	32	51	-	83
U.S. mid capitalization	24	-	-	24
International small/mid capitalization	6	-	-	6
International large capitalization value	5	116	-	121

Total common stocks	145	371	-	516

Debt instruments:
Corporate and other bonds	-	315	-	315
Long-term bond mutual fund	97	-	-	97
Short-term bond mutual funds	13	-	-	13

Total debt instruments	110	315	-	425

Registered investment companies:
Exchange traded fund	63	-	-	63
Emerging markets	64	-	-	64

Total registered investment companies	127	-	-	127

Limited partnerships:
International small/mid capitalization	-	-	168	168
Multi-strategy hedge funds	-	-	25	25
Private equity/venture capital	-	-	43	43

Total limited partnerships	-	-	236	236

Other:
Government securities	-	278	-	278
Real estate	-	-	51	51
Other	-	87	37	124

Total other	-	365	88	453

Total separate investment accounts	382	1,051	324	1,757

Pension trust assets:
Common stocks:
U.S. large capitalization	84	-	-	84
Limited partnerships:
Other	-	-	39	39
Real estate	-	-	41	41
Other	-	-	25	25

Total pension trust assets	84	-	105	189

Total general investment account	-	-	234	234

Total	$466	$1,051	$663	$2,180

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following sets forth a summary of changes in the fair value of the plan’s Level 3 invested assets:

	Beginning Balance 1/1/2017	Actual Return on Plan Assets	Purchases	Sales	Transfers	Ending Balance 12/31/2017

	(In Millions)

Separate investment accounts:
Real estate	$51	$2	$-	$-	$-	$53
Other	37	2	-	(20)	-	19
Limited partnerships:
International small/mid cap	168	-	-	-	(168)	-
Private equity/venture capital	43	4	1	(5)	-	43
Multi-strategy hedge fund	25	1	-	(26)	-	-
General investment account	234	3	120	(116)	-	241
Pension trust assets:
Limited partnerships:
Other	39	2	69	(1)	-	109
Other	25	2	36	(25)	-	38
Real estate	41	-	-	-	(41)	-

Total	$663	$16	$226	$(193)	$(209)	$503

	Beginning Balance 1/1/2016	Actual Return on Plan Assets	Purchases	Sales	Transfers	Ending Balance 12/31/2016

	(In Millions)

Separate investment accounts:
Real estate	$46	$5	$-	$-	$-	$51
Other	37	-	-	-	-	37
Limited partnerships:
International small/mid cap	155	13	-	-	-	168
Private equity venture capital	39	1	5	(2)	-	43
Other	25	-	-	-	-	25
General investment account	197	10	131	(104)	-	234
Pension trust assets:
Limited partnerships:
Other	-	-	41	(2)	-	39
Real estate	-	1	40	-	-	41
Other	-	-	25	-	-	25

Total	$499	$30	$242	$(108)	$-	$663

The Company evaluated the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. Based on these criteria, there were no significant transfers into or out of Level 1, 2, or 3 for the years ended December 31, 2017 and 2016.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.    Amounts recognized in the Statutory Statements of Financial Position

Unrecognized prior service cost is the adjustment to the projected benefit obligation as a result of plan amendments. It represents the increase or decrease in benefits for service performed in prior periods. For pension benefits, this cost is amortized into net periodic benefit cost over the average remaining service years of active employees at the time of the amendment. For other postretirement benefits, this cost is amortized into net periodic benefit cost over the average remaining lifetime of eligible employees and retirees at the time of the amendment.

Unrecognized net actuarial (gains) losses are variances between assumptions used and actual experience. These assumptions include return on assets, discount rate, demographics and mortality. The unrecognized net actuarial (gains) losses are amortized if they exceed 10% of the projected benefit obligation and are amortized starting in the period after recognition. These are amortized for pension and other postretirement benefits into net periodic benefit cost over the remaining service-years of active employees.

As of December 31, 2017, the unamortized balance of the transition liability upon adoption of SSAP 102 was $3 million. This transition liability is being amortized through 2018.

The prepaid pension asset is a cumulative balance of employer contributions made to the plan netted against the plan’s accumulated net periodic benefit costs. The prepaid pension asset is a nonadmitted asset.

The accrued benefit cost recognized is the funded status of the plan adjusted for the remaining balance of unrecognized prior service cost, unrecognized net actuarial loss and the nonadmitted prepaid pension asset.

The following sets forth the amounts amortized from net surplus in the “Statutory Statements of Financial Position” and recognized as components of net periodic benefit cost in 2017 and 2016 and the amounts expected to be recognized in 2018:

	December 31,
	2018	2017	2016	2018	2017	2016

	Pension Benefits			Other Postretirement Benefits

	(In Millions)

Net prior service cost	$3	$3	$3	$(6)	$(6)	$(6)
Net recognized actuarial losses	55	65	70	2	2	3

The following sets forth the amounts to be amortized from net surplus in the “Statutory Statements of Financial Position” that have not yet been recognized as components of net periodic benefit cost:

	December 31,
	2017	2016	2017	2016

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Net prior service cost	$3	$6	$(46)	$(52)
Net actuarial losses	898	981	26	23
Unrecognized transition liability	3	10	-	-

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following sets forth the projected benefit obligation funded status of the plans:

	December 31,
	2017	2016	2017	2016

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Projected benefit obligation	$3,036	$2,785	$354	$340
Less: fair value of plan assets	2,485	2,180	4	4

Projected benefit obligation funded status	$(551)	$(605)	$(350)	$(336)

The qualified pension plan was underfunded by $145 million as of December 31, 2017 and by $246 million as of December 31, 2016. The nonqualified pension plans are not funded and have total projected benefit obligations of $406 million as of December 31, 2017 and $359 million as of December 31, 2016.

The qualified pension plan non-admitted pension plan asset was $599 million as of December 31, 2017 and $624 million as of December 31, 2016.

The Company intends to fund $126 million in 2018 to meet its expected current obligations under its qualified and nonqualified pension plans and other postretirement benefit plans.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g. Net periodic cost

The net periodic cost represents the annual accounting income or expense recognized by the Company and is included in general insurance expenses in the Statutory Statements of Operations. The net periodic cost recognized is as follows:

	Years Ended December 31,
	2017	2016	2015	2017	2016	2015

	Pension Benefits			Other Postretirement Benefits

	(In Millions)

Service cost	$126	$100	$71	$12	$12	$9
Interest cost	112	113	99	12	14	13
Expected return on plan assets	(147)	(144)	(154)	-	-	-
Amortization of unrecognized net actuarial and other losses	65	70	65	2	3	3
Amortization of unrecognized prior service cost	3	3	4	(6)	(6)	2

Total net periodic cost	$159	$142	$85	$20	$23	$27

The expected future pension and other postretirement benefit payments, which reflect expected future service, are as follows:

	Pension Benefits	Other Postretirement Benefits

	(In Millions)

2018	$95	$20
2019	101	21
2020	107	21
2021	113	21
2022	118	20
2023-2027	674	97

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net expense recognized in the Statutory Statements of Operations for all employee and agent benefit plans is as follows:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Pension	$159	$142	$85
Health	131	103	88
Thrift	56	46	42
Postretirement	20	23	27
Postemployment	-	-	4
Life	4	4	3
Disability	4	4	3
Other benefits	10	10	9

Total	$384	$332	$261

h.	Assumptions

The assumptions the Company used to calculate the benefit obligations and to determine the benefit costs are as follows:

December 31,
	2017	2016	2015	2017	2016	2015

	Pension Benefits			Other Postretirement Benefits

Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	3.60%	4.10%	4.30%	3.40%	3.85%	3.95%
Expected long-term rate of return on plan assets	6.75%	6.75%	7.00%	3.00%	3.00%	3.00%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%

Net periodic benefit cost:
Discount rate	4.10%	4.30%	3.90%	3.85%	3.95%	3.75%
Expected long-term rate of return on plan assets	6.75%	7.00%	7.25%	3.00%	3.00%	3.00%
Expected rate of compensation increase	3.50%	3.50%	4.00%	3.50%	3.50%	4.00%

The discount rate used to determine the benefit obligations as of year end is used to determine the expense in the next fiscal year.

The Company determines its assumptions for the expected rate of return on plan assets for its plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted range of nominal rates is determined based on target allocations for each class of asset.

13.	Employee compensation plans

The Company has a long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom stock-based compensation awards. These awards include PSARs and PRS. These awards do not grant an equity or ownership interest in the Company.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

A summary of the weighted average grant price of PSARs and PRS shares granted, the intrinsic value of PSARs shares exercised, the PRS liabilities paid and the fair value of shares vested during the year is as follows:

	December 31,
	2017	2016	2015

Weighted average grant date fair value:
PSARs granted during the year	$79.47	$86.80	$99.42
PRS granted during the year	80.09	86.67	98.64
Intrinsic value (in thousands):
PSARs options exercised	4,794	5,220	38,282
PRS liabilities paid	19,802	25,931	30,560
Fair value of shares vested during the year	35,563	26,622	44,476

A summary of PSARs and PRS shares is as follows:

	PSARs			PRS

		Weighted Average			Weighted Average

	Number of Share Units	Price	Remaining Contract Terms	Number of Share Units	Price	Remaining Contract Terms

	(In Thousands)		(In Years)	(In Thousands)		(In Years)

Outstanding as of December 31, 2015	2,562	$85.88	3.3	1,088	$80.89	2.7
Granted	1,175	86.80		400	86.67
Exercised	(445)	77.79		(301)	69.54
Forfeited	(298)	86.68		(105)	83.88

Outstanding as of December 31, 2016	2,994	87.35	3.2	1,082	85.33	2.9
Granted	1,251	79.47		428	80.09
Exercised	(512)	78.54		(246)	75.22
Forfeited	(108)	90.33		(60)	87.19

Outstanding as of December 31, 2017	3,625	85.78	3.1	1,204	85.46	3.0

Exercisable as of December 31, 2017	713	$81.44	1.3	-	$-	-

The PSARs compensation was an expense of $23 million for the year ended December 31, 2017 and a benefit of $4 million for the year ended December 31, 2016 and an expense of $5 million for the year ended December 31, 2015. The PSARs accrued compensation liability was $20 million as of December 31, 2017 and $2 million as of December 31, 2016. The unrecognized compensation expense related to nonvested PSARs awards was $16 million for the year ended December 31, 2017 and there was no unrecognized compensation expense related to novested PSARs awards for the year ended December 31, 2016 and $3 million for the year ended December 31, 2015. The weighted average period over which the expense is expected to be recognized is 3.1 years. The PSARs unrecognized compensation expense represents the total intrinsic value of all shares issued if 100% vested at current stock price, minus current compensation liability.

The PRS compensation expense was $33 million for the year ended December 31, 2017 and $18 million for the year ended December 31, 2016 and $16 million for the year ended December 31, 2015. The PRS accrued compensation liability was $55 million for the year ended December 31, 2017 and $44 million for the year ended December 31,

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

2016. The Unrecognized compensation expense related to nonvested PRS awards was $53 million as of December 31, 2017, $39 million as of December 31, 2016 and December 31, 2015, respectively. The weighted average period over which the expense is expected to be recognized is 3.0 years. The PRS unrecognized compensation expense represents the total value of all shares issued if 100% vested at the current stock price, minus current compensation liability.

14.	Surplus notes

The Company executed a tender offer in March 2017 for $440 million par value of surplus notes maturing in 2039. The Company paid $711 million of cash to settle the tender offer which resulted in a pre-tax loss of $271 million. This loss is included in net realized gains (losses) within the Statutory Statements of Operations and other costs of investments acquired within the Statutory Statements of Cash Flows and is net of a tax benefit of $95 million.

The following table summarizes the surplus notes issued and outstanding as of December 31, 2017:

Issue Date	Face Amount	Carrying Value	Interest Rate	Maturity Date	Scheduled Annual Interest Payment Dates
($ In Millions)
11/15/1993	$ 250	$ 250	7.625%	11/15/2023	May 15 & Nov 15
03/01/1994	100	100	7.500%	03/01/2024	Mar 1 & Sept 1
05/12/2003	250	250	5.625%	05/15/2033	May 15 & Nov 15
06/01/2009	310	307	8.875%	06/01/2039	Jun 1 & Dec 1
01/17/2012	400	399	5.375%	12/01/2041	Jun 1 & Dec 1
04/15/2015	500	491	4.500%	04/15/2065	Apr 15 & Oct 15
03/20/2017	475	471	4.900%	04/01/2077	Apr 1 & Oct 1

Total	$ 2,285	$ 2,268

All payments of interest and principal are subject to the prior approval of the Division. Interest expense is not recorded until approval for payment is received from the Division. As of December 31, 2017, the unapproved interest was $21 million. Through December 31, 2017, the Company paid cumulative interest of $1,571 million on surplus notes. Interest of $137 million was approved and paid during the year ended December 31, 2017.

Anticipated sinking fund payments are due for the notes issued in 1993 and 1994 as follows: $62 million in 2021, $88 million in 2022, $150 million in 2023 and $50 million in 2024. There are no sinking fund requirements for the notes issued in 2003, 2009, 2012 or 2015.

These notes are unsecured and subordinate to all present and future indebtedness of the Company, all policy claims and all prior claims against the Company as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Division. Surplus notes are included in surplus on the Statutory Statements of Financial Position.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

15.	Presentation of the Statutory Statements of Cash Flows

The following table presents those transactions that have affected the Company’s recognized assets or liabilities but have not resulted in cash receipts or payments during the years ended December 31, 2017, 2016 and 2015. Accordingly, the Company has excluded these non-cash activities from the Statutory Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Premium ceded under new reinsurance agreement	$4,002	$-	$-
Bond conversions and refinancing	796	419	1,197
Partnerships and LLCs contributed to Insurance Road LLC	743	-	-
Premium recognized for group annuity contracts	490	905	1,471
Partnerships and LLCs contributed to MassMutual Asset Finance LLC	350	-	-
Stock conversions	331	22	-
Transfer of real estate to partnerships and LLCs	138	-	-
Contributions of affiliated common stock	103	-	-
Bond distributions from partnerships and LLCs	94	80	-
Stock to bond	74	-	-
Mortgage loans contributed to partnerships	20	98	-
Stock distributions from partnerships and LLCs	2	106	-
Acquisition of affiliated common stock for bonds and mortgage loans	-	3,287	-
Partnerships and LLCs contributed to MMHLLC	-	682	-
Bonds converted from long-term to short-term	-	89
Bank loan rollovers	-	5	143
Deposit-type liabilities assigned in exchange for bonds	-	-	690
Bonds received in exchange for equity of an indirect subsidiary	-	-	185
Bonds received as consideration for assignment of deposit-type liabilities	-	-	(690)
Bonds received as consideration for group annuity contracts	(490)	(905)	(1,466)
Funds held under coinsurance	(4,002)	-	-
Other	151	93	129

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

16.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. The principal risks include insurance and underwriting risks, investment and interest rate risks, currency exchange risk and credit risk.

Insurance and underwriting risks

The Company prices its products based on estimated benefit payments reflecting assumptions with respect to mortality, morbidity, longevity, persistency, interest rates and other factors. If actual policy experience emerges that is significantly and adversely different from assumptions used in product pricing, the effect could be material to the profitability of the Company. For participating whole life products, the Company’s dividends to policyholders primarily reflect the difference between actual investment, mortality, expense and persistency experience and the experience embedded in the whole life premiums and guaranteed elements. The Company also reinsures certain life insurance and other LTC insurance policies to mitigate the impact of its underwriting risk.

Investment and interest rate risks

The fair value, cash flows and earnings of investments can be influenced by a variety of factors including changes in interest rates, credit spreads, equity markets, portfolio asset allocation and general economic conditions. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various investment risks, in particular interest rate risk. By effectively matching the market sensitivity of assets with the liabilities they support, the impact of interest rate changes is addressed, on an economic basis, as the change in the value of the asset is offset by a corresponding change in the value of the supported liability. The Company uses derivatives, such as interest rate swaps and swaptions, as well as synthetic assets to reduce interest rate and duration imbalances determined in asset/liability analyses.

The levels of U.S. interest rates are influenced by U.S. monetary policies and by the relative attractiveness of U.S. markets to investors versus other global markets. As interest rates increase, certain debt securities may experience amortization or prepayment speeds that are slower than those assumed at purchase, impacting the expected maturity of these securities and the ability to reinvest the proceeds at the higher yields. Rising interest rates may also result in a decrease in the fair value of the investment portfolio. As interest rates decline, certain debt securities may experience accelerated amortization and prepayment speeds than what was assumed at purchase. During such periods, the Company is at risk of lower net investment income as it may not be able to reinvest the proceeds at comparable yields. Declining interest rates may also increase the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and on interest credited to account holders. As interest rates decrease, investment spreads may contract as crediting rates approach minimum guarantees, resulting in an increased liability.

In periods of increasing interest rates, policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar investments and medium-term notes along with its indirect international operations. The Company mitigates currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Credit and other market risks

The Company manages its investments to limit credit and other market risks by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

Stressed conditions, volatility and disruptions in global capital markets or in particular markets or financial asset classes can have an adverse effect on the Company, in part because the Company has a large investment portfolio and assets supporting the Company’s insurance liabilities are sensitive to changing market factors. Global market factors, including interest rates, credit spread, equity prices, real estate markets, foreign currency exchange rates, consumer spending, business investment, government spending, the volatility and strength of the capital markets, deflation and inflation, all affect the business and economic environment and, ultimately, the profitability of the Company’s business. Disruptions in one market or asset class can also spread to other markets or asset classes. Upheavals in the financial markets can also affect the Company’s business through their effects on general levels of economic activity, employment and customer behavior.

Significant volatility in the financial markets, and government actions taken in response, may exacerbate some of the risks the Company faces. The Company holds investments in energy and certain other commodity sectors, which have experienced similar overall market volatility and declines. With the continued weaker economic outlook in these sectors, there may be an increase in reported default rates or potential downgrades to the ratings of companies exposed to these sectors. In addition, concerns over the solvency of certain countries and sovereignties and the entities that have significant exposure to their debt have created market volatility. This volatility may continue to affect the performance of various asset classes until there is an ultimate resolution of the sovereign debt related concerns.

Real estate markets are monitored continuously with attention on regional differences in price performance, absorption trends and supply and demand fundamentals that can impact the rate of foreclosures and delinquencies. Public sector strengths and weaknesses, job growth and macro-economic issues are factors that are closely monitored to identify any impact on the Company’s real estate related investments.

The CMBS, RMBS and leveraged loan sectors are sensitive to evolving conditions that can impair the cash flows realized by investors and is subject to uncertainty. Management’s judgment regarding OTTI and estimated fair value depends upon the evolving investment sector and economic conditions. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Any deterioration in economic fundamentals, especially related to the housing sector could affect management’s judgment regarding OTTI.

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDOs. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDOs and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lags the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of CDOs may differ from the Company’s assumptions.

The Company continuously monitors its investments and assesses their liquidity and financial viability; however, the existence of the factors described above, as well as other market factors, could negatively impact the market value of the Company’s investments. If the Company sells its investments prior to maturity or market recovery, these investments may yield a return that is less than the Company otherwise would have been able to realize.

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the investment markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Market risk arises within the Company’s employee benefit plans to the extent that the obligations of the plans are not fully matched by assets with determinable cash flows. Pension and postretirement obligations are subject to change due to fluctuations in the discount rates used to measure the liabilities as well as factors such as changes in inflation, salary increases and participants living longer. The risks are that such fluctuations could result in assets that are insufficient over time to cover the level of projected benefit obligations. In addition, increases in inflation and members living longer could increase the pension and postretirement obligations. Management determines the level of this risk using reports prepared by independent actuaries and takes action, where appropriate, in terms of setting investment strategy and determining contribution levels. In the event that the pension obligations arising under the Company’s employee benefit plans exceed the assets set aside to meet the obligations, the Company may be required to make additional contributions or increase its level of contributions to these plans.

Political Uncertainties

Political events, such as the ongoing volatility with respect to the European Union, may trigger or exacerbate the risk factors described above. Whether those underlying risk factors are driven by politics or not, the Company’s dynamic approach to managing risks enables management to utilize the mitigating actions described above to attempt to reduce the potential impact of each underlying risk factor on the Company.

b.	Leases

The Company leases office space and equipment in the normal course of business under various noncancelable operating lease agreements. Additionally, the Company, as lessee, has entered various sublease agreements with affiliates for office space, such as OppenheimerFunds, Inc. (OFI) and Barings. Total rental expense on net operating leases, recorded in general insurance expenses, was $160 million for the year ended December 31, 2017, $130 million for the year ended December 31, 2016. Net operating leases are net of sublease receipts of $10 million for the year ended December 31, 2017 and $8 million for the year ended December 31, 2016.

The Company has entered into three sale-leaseback transactions with unrelated parties to sell and leaseback certain fixed assets with book values of $120 million, $110 million and $100 million, which resulted in no gain or loss. The leases have five year terms, which expire in 2018, 2020 and 2021 with annual lease payments of approximately $24 million, $22 million and $20 million. At the end of the leases, the Company has the option to purchase the underlying assets at fair value.

Future minimum commitments for all lease obligations as of December 31, 2016 were as follows:

	Gross	Affiliated Subleases	Nonaffiliated Subleases	Net

	(In Millions)

2018	$155	$9	$2	$144
2019	124	9	2	113
2020	110	9	1	100
2021	72	7	1	64
2022	38	4	1	33
Thereafter	58	4	-	54

Total	$557	$42	$7	$508

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Guaranty funds

The Company is subject to state insurance guaranty fund laws. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

d.	Litigation and regulatory matters

In the normal course of business, the Company is involved in disputes, litigation and governmental or regulatory inquiries, administrative proceedings, examinations and investigations, both pending and threatened. These matters, if resolved adversely against the Company or settled, may result in monetary damages, fines and penalties or require changes in the Company’s business practices. The resolution or settlement of these matters is inherently difficult to predict. Based upon the Company’s assessment of these pending matters, the Company does not believe that the amount of any judgment, settlement or other action arising from any pending matter is likely to have a material adverse effect on the statement of financial position. However, an adverse outcome in certain matters could have a material adverse effect on the results of operations for the period in which such matter is resolved, or an accrual is determined to be required, on the financial statement financial position, or on our reputation.

The Company evaluates the need for accruals of loss contingencies for each matter. When a liability for a matter is probable and can be estimated, the Company accrues an estimate of the loss and any related insurance recoveries, if any. An accrual is subject to subsequent adjustment as a result of additional information and other developments. The resolution of matters are inherently difficult to predict, especially in the early stages of matter. Even if a loss is probable, due to many complex factors, such as speed of discovery and the timing of court decisions or rulings, a loss or range of loss may not be reasonably estimated until the later stages of the matter. For matters where a loss is material and it is either probable or reasonably possible then it is disclosed. For matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimated, no accrual is established, but the matter, if material, is disclosed. The Company is not able to provide a reasonable estimate of the aggregate range of any reasonably possible losses related to these matters.

e.	Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2017, the Company had approximately $123 million of these unsecured funding commitments to its subsidiaries and $300 million as of December 31, 2016. The unsecured commitments are included in private placements in the table below. As of December 31, 2017 and 2016, the Company had not funded, nor had an outstanding balance due on, these commitments.

In the normal course of business, the Company enters into letter of credit arrangements. The Company had outstanding letter of credit arrangements of approximately $152 million as of December 31, 2017 and approximately $144 million as of December 31, 2016. As of December 31, 2017 and 2016, the Company did not have any funding requests attributable to these letter of credit arrangements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2017, the Company had the following outstanding commitments:

	2018	2019	2020	2021	2022	Thereafter	Total

	(In Millions)

Private placements	$845	$1	$1,320	$32	$53	$210	$2,461
Mortgage loans	349	312	907	19	12	185	1,784
Real estate	-	16	204	-	-	-	220
Partnerships and LLC	481	439	292	213	350	910	2,685
LIHTCs (including equity contributions)	17	101	262	200	-	31	611

Total	$1,692	$869	$2,985	$464	$415	$1,336	$7,761

In the normal course of business the Company enters into commitments related to property lease arrangements, certain indemnities, investments and other business obligations. As of December 31, 2017 and 2016, the Company had no outstanding obligations attributable to these commitments.

f.	Guarantees

In the normal course of business the Company enters into guarantees related to employee and retirement benefits, the maintenance of subsidiary regulatory capital, surplus levels and liquidity sufficient to meet certain obligations, and other property lease arrangements. If the Company were to recognize a liability, the financial statement impact would be to recognize either an expense or an investment in a subsidiary, controlled, or affiliated entity. The Company has no expectations for recoveries from third parties should these guarantees be triggered. As of December 31, 2017 and 2016, the Company had no outstanding obligations to any obligor attributable to these guarantees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following details contingent guarantees that are made on behalf of the Company’s subsidiaries and affiliates as of December 31, 2017.

Type of guarantee	Nature of guarantee (including term) and events and circumstances that would require the guarantor to perform under guarantee	Carrying amount of liability	Maximum potential amount of future payments (undiscounted) required under the guarantee

Employee and Retirement Benefits	The Company guarantees the payment of certain employee and retirement benefits for specific wholly-owned subsidiaries (BREA and Barings), if the subsidiary is unable to pay.	-	The liabilities for these plans of $206 million have been recorded on the subsidiaries’ books and represent the Company’s maximum obligation.

Capital and Surplus Support of Subsidiaries	Certain guarantees of the Company provide for the maintenance of a subsidiary’s regulatory capital, surplus levels and liquidity sufficient to meet certain obligations. These unlimited guarantees are made on behalf of certain wholly-owned subsidiaries. (C.M. Life, MML Bay State Life, MassMutual Asia Limited, Oppenheimer Acquisition Corp. and MassMutual Japan).	-	These guarantees are not limited and cannot be estimated.

Other Property Lease Arrangements	The Company guarantees the payment of various lease obligations on behalf of its subsidiaries and affiliates.	-	The future maximum potential obligations are immaterial to the Company.

Real Estate Development Completion Guarantee	The Company issued a construction loan for a real estate development project. The land on which the property is to be built is subject to a ground lease. In conjunction with issuing this construction loan, the Company has also issued a completion guarantee to the land owner that pays only in the event the project is not completed. The project is expected to be completed by June 2019.	-	$350 million

Secure Capital for Variable Annuity Separate Accounts	The Company guarantees the capital contributions required to be made by a variable annuity separate account contract holder in the event the contract holder fails to payoff a subscription line utilized to deploy capital for the separate account.	-	$45 million with the right to increase the line to $220 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

17.	Related party transactions

The Company has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates where the Company, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services.

The Company has agreements with its subsidiaries and affiliates, including IRLLC, Copper Hill LLC (CHLLC), OFI, MML Investment Advisers, LLC, The MassMutual Trust Company, FSB, MMI and Baring International Investment Limited, where the Company receives revenue for certain recordkeeping and other services that the Company provides to customers who select, as investment options, mutual funds managed by these affiliates.

The Company has agreements with its subsidiaries, Barings, Barings Real Estate Advisers, LLC (BREA), MML Investment Advisers LLC, OFI and MassMutual Intellectual Property (MMIP), which provide investment advisory services and licensing agreements to the Company.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended
	2017	2016	2015

	(In Millions)

Fee income:
Management and service contracts and cost-sharing arrangements	$341	$310	$253
Investment advisory income	23	21	24
Recordkeeping and other services	23	23	21
Fee expense:
Investment advisory services	248	303	270
Roaylty and licensing fees	26	-	-

The Company reported amounts due from subsidiaries and affiliates of $59 million as of December 31, 2017 and $69 million as of December 31, 2016. The Company reported amounts due to subsidiaries and affiliates of ($7) million as of December 31, 2017 and $37 million as of December 31, 2016. Terms generally require settlement of these amounts within 30 to 90 days.

MassMutual’s wholly owned indirect subsidiaries, Barings and BREA, invest a portion of their nonqualified compensation plan in GICs. For the year ended December 31, 2017, MassMutual credited interest on deposits of $2 million to the Barings contract and $1 million to the BREA contract. For the year ended December 31, 2016, MassMutual credited interest on deposits of $4 million to the Barings contract and $2 million to the BREA contract.

MassMutual and C.M. Life together, approved financing for MassMutual Asset Finance, LLC (MMAF) of $4,475 million for 2017 and 2016, which can be used to finance ongoing asset purchases and refinance existing Company provided lines of credit. As of December 31, 2017 and 2016, the Company approved financing of $4,229 million. During 2017, MMAF borrowed $1,781 million and repaid $1,890 million under the credit facility. During 2016 MMAF borrowed $1,647 million and repaid $1,136 million under the credit facility. Outstanding borrowings under the facility with MassMutual were $3,177 million as of December 31, 2017 and $3,286 million as of December 31, 2016. Interest for these borrowings was $73 million for the year ended December 31, 2017 and $63 million for the year ended December 31, 2016. The interest of this facility adjusts monthly based on the 30-day LIBOR.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MassMutual and C.M. Life together, approved financing of $250 million as of December 31, 2017 and 2016, for Jefferies Finance LLC (Jefferies) that can be used for the short-term financing of assets underwritten by Jefferies. As of December 31, 2017 and 2016, MassMutual approved financing of $225 million for Jefferies. During 2017, Jefferies borrowed $2,379 million and repaid $2,177 million under the credit facility. During 2016, Jefferies borrowed $203 million and repaid $178 million under the credit facility. There were no outstanding borrowings under the facility as of December 31, 2017 and 2016 and all outstanding interest had been paid. The interest of this facility is calculated based on a full pass through of interest accrued on the underlying loans purchased.

In November 2017, MassMutual contributed certain receivables of $315 million to CHLLC, a wholly-owned subsidiary. The contribution was recorded at book value with no gain or loss recognized on the transaction. In December 2017, CHLLC paid a return of capital to the Company of $305 million.

In June 2017, MassMutual contributed certain intellectual property, with no carrying value, in an affiliated transaction with IRLLC, a wholly-owned subsidiary of MassMutual and therefore no gain or loss was recognized on the transaction. In June 2017, MassMutual became party to an agreement MMIP effective June 30, 2017, that gave MassMutual the right to use certain intellectual property in the operation of its business. In 2017, MassMutual paid a fee of $26 million for these rights.

In 2017, MassMutual contributed its ownership in certain partnerships and LLCs with a carrying value of approximately $743 million to IRLLC in an affiliated transaction and therefore no gain or loss was recognized on the transaction.

On November 23, 2015, MassMutual and Pioneers Gate LLC (Pioneers Gate) completed an equity for debt swap. Pioneers Gate swapped $185 million of MassMutual’s contributed capital for $185 million of additional Pioneers Gate debt. No cash was distributed by Pioneers Gate.

The Company held debt issued by MMHLLC that amounted to $1,769 million as of December 31, 2017 and $1,769 million as of December 31, 2016. The Company recorded interest income on MMHLLC debt of $67 million in 2017 and $76 million in 2016.

The Company has reinsurance agreements with its subsidiary, C.M. Life, and its indirect subsidiary, MML Bay State, including stop-loss, coinsurance, Modco and yearly renewable term agreements on life insurance products. The Company also has coinsurance agreements with C.M. Life where the Company assumes substantially all of the premium on certain universal life policies.

As of December 31, 2017, the net reinsurance amounts due to C.M. Life and MML Bay State were $39 million and as of December 31, 2016, the net reinsurance amounts due to C.M. Life and MML Bay State were $66 million. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table summarizes the reinsurance transactions for these reinsurance agreements:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Premium assumed	$52	$53	$57
Modco adjustments, included in fees and other income	14	9	15
Expense allowance on reinsurance assumed, included in commissions	(20)	(21)	(21)
Policyholders’ benefits	(134)	(109)	(97)
Experience refunds paid	1	-	-

For further information on common stocks - subsidiaries and affiliates, refer to Note 5c. “Common stocks - subsidiaries and affiliates.”

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. Refer to Note 16e. “Commitments” for information on the Company’s accounting policies regarding these related party commitments and Note 16f. “Guarantees” for information on the guarantees.

18.	Business combinations and goodwill

On July 1, 2016, the Company acquired the PCG. The advisor force includes more than 40 local sales and advisory operations and approximately 4,000 advisors across the country, which expands the Company’s existing MMFA to more than 9,200 financial professionals. The purchase of MSIFS was accounted for under the statutory purchase method, classified as investments in common stocks – subsidiaries and affiliates at a cost of $126 million and resulted in the recognition of statutory goodwill of $38 million. The Company also paid $162 million of cash to acquire the remaining PCG assets of $251 million and liabilities of $89 million, which includes the $41 million of liabilities as disclosed in Note 12. “Employee benefit plans”. The remaining PCG assets include $208 million of assets that are nonadmitted. The Company recorded $4 million of goodwill amortization in 2017.

19.	Subsequent events

Management of the Company has evaluated subsequent events through February 16, 2018, the date the financial statements were available to be issued.

On January 11, 2018, MassMutual issued a $500 million funding agreement with a 2.95% fixed rate and a 7-year maturity.

No additional events have occurred subsequent to the date of the Statements of Financial Position.

20.	Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2017 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries of Massachusetts Mutual Life Insurance Company

C.M. Life Insurance Company

MML Mezzanine Investor L, LLC

Berkshire Way

MML Special Situations Investor LLC

Timberland Forest Holding LLC

WP – SC, LLC – 81% (remaining 19% owned by C.M. Life Insurance Company)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MSP – SC, LLC

Country Club Office Plaza LLC – 88% (remaining 12% owned by C.M. Life Insurance Company)

Insurance Road LLC

MM Copper Hill Road LLC

Invicta Advisors LLC

Jefferies Finance LLC– 50% (remaining 50% owned by Jefferies Group, Inc.)

MassMutual Retirement Services, LLC

MML Distributors LLC – 99% (remaining 1% owned by MassMutual Holding LLC)

MML Investment Advisers, LLC

MML Mezzanine Investor, LLC

MML Strategic Distributors, LLC

The MassMutual Trust Company, FSB

MassMutual Asset Finance LLC

MassMutual Mortgage Lending LLC

MML Private Placement Investment Company I, LLC

MML Private Equity Fund Investor LLC

MM Private Equity Intercontinental LLC

Pioneers Gate LLC

MassMutual Holding LLC

MassMutual International, LLC

MML Management Corporation

MML Mezzanine Investor II, LLC

MML Mezzanine Investor III, LLC

MassMutual External Benefits Group LLC

Subsidiaries of C.M. Life Insurance Company

MML Bay State Life Insurance Company

CML Mezzanine Investor, LLC

CML Mezzanine Investor L, LLC

CML Mezzanine Investor III, LLC

CML Special Situations Investor LLC

Subsidiaries of MML Bay State Life Insurance Company

(No subsidiaries)

Subsidiaries of Timberland Forest Holding LLC

Lyme Adirondack Forest Company, LLC

Subsidiaries of Insurance Road LLC

MassMutual Trad Private Equity LLC

MassMutual Intellectual Property LLC

MML Investment Advisers, LLC

(No Subsidiaries)

Subsidiaries of MassMutual Asset Finance LLC

MMAF Equipment Finance LLC 2009-A

MMAF Equipment Finance LLC 2011-A

Pioneers Gate LLC

(No subsidiaries)

Subsidiaries of MassMutual Holding LLC

Fern Street LLC

First Mercantile Trust Company

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Haven Life Insurance Agency, LLC

MassMutual Assignment Company

MassMutual Capital Partners LLC

MassMutual Ventures LLC

MM Rothesay Holdco US LLC

MML Investors Services, LLC

LifeScore Labs, LLC

MM Asset Management Holding LLC

Subsidiaries of MassMutual International LLC

MassMutual Asia Limited

MassMutual Life Insurance Company

MassMutual Internacional (Chile) SpA

Subsidiaries of MML Management Corporation

MassMutual Holding MSC, Inc.

MassMutual International Holding MSC, Inc.

MSI Financial Services, Inc.

(No subsidiaries)

Subsidiaries of Barings LLC (a subsidiary of MM Asset Management Holding LLC)

Barings Finance LLC

Barings Securities LLC

Barings Guernsey Limited

Barings Advisers (Japan) KK

Barings Multifamily Capital Holdings LLC

Barings Real Estate Advisers Inc.

Barings Real Estate Advisers Japan K.K.

Barings Real Estate UK Holdings Limited

MassMutual Baring Holding, LLC

Barings Australia Holding Company Pty Ltd.

Barings Investment Advisers (Hong Kong) Ltd

Subsidiaries of OppenheimerFunds, Inc. (an indirect subsidiary of MM Asset Management Holding LLC)

OppenheimerFunds Distributor, Inc.

Oppenheimer Real Asset Management, Inc.

OFI Global Institutional, Inc.

OFI SteelPath, Inc.

Shareholder Services, Inc.

OFI Advisors, LLC

OFI Global Asset Management, Inc.

OFI Private Investments, Inc.

Subsidiaries of OppenheimerFunds Distributor, Inc.

(No subsidiaries)

Subsidiaries of Tremont Group Holdings, Inc. (an indirect subsidiary of MM Asset Management Holding LLC)

Tremont Partners, LLC

Tremont GP, LLC

Settlement Agent LLC

Tremont (Bermuda) Limited

Subsidiaries of Baring Asset Management Limited (an indirect subsidiary of MassMutual Baring Holding LLC)

Baring International Investment Limited

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Baring International Investment Management Holdings Limited

Baring Fund Managers Limited

Baring Pension Trustees Limited

Baring Investment Services Limited

Subsidiaries of Baring International Investment Limited

(No subsidiaries)

Information regarding filings of Subsidiaries and Controlled Affiliates

The following presents certain information regarding the Company’s valuation filings for non-domestic insurance subsidiaries and controlled affiliates of the Company:

		As of December 31, 2017

	CUSIP	Gross Value	Non- admitted	Admitted	Latest Filing	2016 Approved Valuation	Filing Code	Valuation Method Disallowed?

	($ in Millions)

MassMutual Holding LLC	57543#-11-8	$9,116	$-	$9,116	6/29/2017	$8,870	Sub-2	No
The MassMutual Trust Co, FSB	57631@-10-5	22	-	22	6/27/2017	19	Sub-2	No
Cornerstone Global REIT Corp	21926@-10-5	-	-	-	6/22/2017	2	Sub-2	No
MML Management Corporation	55338@105	956	-	956	6/27/2017	-	Sub-1	No

Aggregate Total:		$10,094	$-	$10,094		$8,891

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

21.	Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2017	$3,949,512.96	$-	$3,949,512.96	$1,958,758.69	$(1,990,754.27)	$1,958,758.69	$2,023,951.71
September 30, 2017	4,436,541.89	-	4,436,541.89	876,942.38	(3,559,599.51)	876,942.38	4,647,683.14
June 30, 2017	40,538,550.91	-	40,538,550.91	39,808,955.56	(729,595.35)	39,808,955.56	60,990,731.58
March 31, 2017	41,788,379.55	-	41,788,379.55	41,391,888.99	(396,490.56)	41,391,888.99	56,156,935.64
December 31, 2016	42,175,937.60	-	42,175,937.60	42,045,720.84	(130,216.76)	42,045,720.84	54,619,477.38
September 30, 2016	44,266,477.52	-	44,266,477.52	41,890,535.09	(2,375,942.43)	41,890,535.09	61,300,065.96
June 30, 2016	49,097,216.64	-	49,097,216.64	48,202,702.65	(894,513.99)	48,202,702.65	63,207,410.31
March 31, 2016	57,985,070.61	-	57,985,070.61	55,783,978.83	(2,201,091.78)	55,783,978.83	70,578,396.73
December 31, 2015	4,881,393.98	-	4,881,393.98	4,783,193.97	(98,200.01)	4,783,193.97	4,728,735.62
September 30, 2015	50,531,382.40	-	50,531,382.40	45,665,858.52	(4,865,523.88)	45,665,858.52	58,523,652.24
June 30, 2015	66,924,926.70	-	66,924,926.70	65,240,585.41	(1,684,341.29)	65,240,585.41	72,953,475.23
March 31, 2015	17,856,447.05	-	17,856,447.05	17,681,510.35	(174,936.70)	17,681,510.35	17,553,998.88
December 31, 2014	69,225,742.98	-	69,225,742.98	68,301,291.28	(924,451.70)	68,301,291.28	79,410,553.48
September 30, 2014	645,720.82	-	645,720.82	604,437.11	(41,283.71)	604,437.11	627,381.39
June 30, 2014	57,012,606.16	-	57,012,606.16	55,422,168.01	(1,590,438.15)	55,422,168.01	75,253,387.54
March 31, 2014	91,702,041.47	-	91,702,041.47	80,744,073.99	(10,957,967.48)	80,744,073.99	97,672,070.74
December 31, 2013	113,707,950.98	-	113,707,950.98	108,815,640.18	(4,892,310.80)	108,815,640.18	111,783,051.88
September 30, 2013	81,945,730.49	-	81,945,730.49	80,589,482.19	(1,356,248.30)	80,589,482.19	77,049,314.39
June 30, 2013	147,215,936.13	-	147,215,936.13	142,140,571.53	(5,075,364.60)	142,140,571.53	130,973,022.96
March 31, 2013	194,772,024.52	-	194,772,024.52	188,372,088.50	(6,399,936.02)	188,372,088.50	176,678,910.26
December 31, 2012	378,096,660.04	-	378,096,660.04	366,323,110.21	(11,773,549.83)	366,323,110.21	333,086,072.58
September 30, 2012	816,573,456.06	-	816,573,456.06	788,350,822.82	(28,222,633.24)	788,350,822.82	697,683,288.85
June 30, 2012	912,025,936.52	-	912,025,936.52	890,494,220.76	(21,531,715.76)	890,494,220.76	708,872,106.49
March 31, 2012	1,095,018,529.18	-	1,095,018,529.18	1,058,132,041.09	(36,886,488.09)	1,058,132,041.09	841,095,012.78
December 31, 2011	1,090,904,993.06	-	1,090,904,993.06	1,056,761,288.41	(34,143,704.65)	1,056,761,288.41	754,310,837.90
September 30, 2011	762,320,631.78	-	762,320,631.78	738,510,047.63	(23,810,584.15)	738,510,047.63	546,494,231.96
June 30, 2011	1,130,732,656.14	-	1,130,732,656.14	1,078,535,670.23	(52,196,985.91)	1,078,535,670.23	839,143,290.12
March 31, 2011	1,097,705,351.09	-	1,097,705,351.09	1,068,852,203.67	(28,853,147.42)	1,068,852,203.67	816,688,348.33
December 31, 2010	968,742,508.30	-	968,742,508.30	950,111,416.81	(18,631,091.49)	950,111,416.81	708,895,636.97
September 30, 2010	915,728,029.86	-	915,728,029.86	889,896,058.18	(25,831,971.68)	889,896,058.18	673,462,492.71
June 30, 2010	1,362,887,892.31	-	1,362,887,892.31	1,335,628,211.52	(27,259,680.79)	1,335,628,211.52	975,241,505.93
March 31, 2010	1,471,905,695.71	-	1,471,905,695.71	1,391,337,542.96	(80,568,152.75)	1,391,337,542.96	1,015,645,802.04
December 31, 2009	1,349,124,213.70	-	1,349,124,213.70	1,290,817,167.68	(58,307,046.02)	1,290,817,167.68	852,088,739.42
September 30, 2009	2,953,442,689.02	(106,853,708.32)	2,846,588,980.70	2,700,948,264.43	(145,640,716.27)	2,700,948,264.43	1,692,409,639.54
Totals		$(106,853,708.32)			$(643,996,675.34)

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
03927RAA2	2,886,562.89	-	2,886,562.89	1,464,907.06	(1,421,655.83)	1,464,907.06	1,481,241.11
03927RAB0	910,639.01	-	910,639.01	363,542.69	(547,096.32)	363,542.69	362,175.51
07386HCP4	7,994.89	-	7,994.89	1,386.05	(6,608.84)	1,386.05	2,673.29
12669GMS7	25,100.71	-	25,100.71	21,923.44	(3,177.27)	21,923.44	21,921.13
22541QQR6	21,202.35	-	21,202.35	12,504.34	(8,698.01)	12,504.34	16,105.52
2254W0NK7	97,695.32	-	97,695.32	94,495.11	(3,200.21)	94,495.11	139,833.41

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

86359ACG6	317.79	-	317.79	-	(317.79)	-	1.74
Totals	$3,949,512.96	$-	$3,949,512.96	$1,958,758.69	$(1,990,754.27)	$1,958,758.69	$2,023,951.71

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
22541NMA4	42,273.18	-	42,273.18	41,434.09	(839.09)	41,434.09	41,095.03
22541NMB2	11,868.56	-	11,868.56	11,634.10	(234.46)	11,634.10	11,534.82
22541SSD1	12,232.04	-	12,232.04	19.50	(12,212.54)	19.50	5,978.48
52108MDP5	3,497,947.00	-	3,497,947.00	-	(3,497,947.00)	-	1,925,412.53
55274SAM3	167,196.18	-	167,196.18	153,990.63	(13,205.55)	153,990.63	179,428.50
76110W4J2	1,131.15	-	1,131.15	229.03	(902.12)	229.03	555.83
88157QAL2	686,944.68	-	686,944.68	660,920.66	(26,024.02)	660,920.66	2,125,942.76
89789KAC9	16,949.10	-	16,949.10	8,714.37	(8,234.73)	8,714.37	357,735.19
Totals	$4,436,541.89	$-	$4,436,541.89	$876,942.38	$(3,559,599.51)	$876,942.38	$4,647,683.14

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
76110H4M8	4,413.15	-	4,413.15	2,326.35	(2,086.80)	2,326.35	4,073.27
86358RLG0	3,484.71	-	3,484.71	2,669.64	(815.07)	2,669.64	30,170.77
86359ACG6	16,323.86	-	16,323.86	2.02	(16,321.84)	2.02	2.49
88157QAL2	774,182.08	-	774,182.08	675,598.95	(98,583.13)	675,598.95	1,947,675.43
89789KAC9	17,294.14	-	17,294.14	8,919.66	(8,374.48)	8,919.66	356,046.75
77277LAF4	22,514,590.18	-	22,514,590.18	22,167,493.44	(347,096.74)	22,167,493.44	34,318,674.16
77277LAH0	1,135,087.94	-	1,135,087.94	1,118,158.56	(16,929.38)	1,118,158.56	2,738,435.22
77277LAJ6	16,073,174.85	-	16,073,174.85	15,833,786.94	(239,387.91)	15,833,786.94	21,595,653.49
Totals	$40,538,550.91	$-	$40,538,550.91	$39,808,955.56	$(729,595.35)	$39,808,955.56	$60,990,731.58

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
17307GH76	$274,893.76	$-	$274,893.76	$44,730.49	$(230,163.27)	$44,730.49	$152,776.75
22541QJR4	11,175.33	-	11,175.33	53.52	(11,121.81)	53.52	6,865.92
32051DCK6	182,177.17	-	182,177.17	160,728.11	(21,449.06)	160,728.11	179,180.14
55274SAM3	225,789.88	-	225,789.88	209,839.17	(15,950.71)	209,839.17	218,832.17
86358RA23	1,326,199.14	-	1,326,199.14	1,253,635.93	(72,563.21)	1,253,635.93	1,289,098.83
86359ACG6	6,287.32	-	6,287.32	48.80	(6,238.52)	48.80	2.41
US77277LAF40	22,537,014.10	-	22,537,014.10	22,514,590.18	(22,423.92)	22,514,590.18	31,699,906.98
US77277LAH06	1,136,181.78	-	1,136,181.78	1,135,087.94	(1,093.84)	1,135,087.94	2,662,526.10
US77277LAJ61	16,088,661.07	-	16,088,661.07	16,073,174.85	(15,486.22)	16,073,174.85	19,947,746.34
Totals	$41,788,379.55	$-	$41,788,379.55	$41,391,888.99	$(396,490.56)	$41,391,888.99	$56,156,935.64

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

22.	Structured Notes

A structured note is a direct debt issuance by a corporation, municipality, or government entity, ranking pari-passu with the issuer’s other debt issuance of equal seniority where either: (a) the coupon and/or principal payments are linked, in whole or in part, to prices or payment streams from index or indices, or assets deriving their value from other than the issuer’s credit quality, or (b) the coupon and/or principal payments are leveraged by a formula that is different from either a fixed coupon, or a non-leveraged floating rate coupon linked to an interest rate index, including but not limited to LIBOR or the prime rate. As structured notes are issuer obligations without a trust, they are within the scope of SSAP No. 26R, “Bonds, Excluding Loan-backed and Structured Securities”. Structured notes are different than the asset backed structured securities, which are accounted for under SSAP No. 43R, “Loan-Backed and Structured Securities”, as they lack either a trust or assets backing them. The disclosure below allows regulators to assess the volume of activity in structured notes and to determine whether additional accounting or reporting revisions, such as valuation and risk-based capital, are needed. To satisfy this request, the Company is required to separately identify structured notes, on a CUSIP basis and provide information by CUSIP for actual cost, fair value, book/adjusted carrying value, and whether the structured note is a mortgage-referenced security. The following sets forth the actual cost, fair value and carrying value of structured notes as of December 31, 2017:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
3137G0EQ8	$836,289	$837,227	$836,289	YES
3137G0HQ5	1,058,318	1,060,396	1,058,318	YES
391164AF7	8,467,560	8,283,764	8,234,722	NO
5262720	1,262,834	1,268,626	1,270,727	NO
912810FR4	4,944,283	6,292,872	5,593,897	NO
912810PS1	1,874,118	2,718,974	2,310,670	NO
912810RF7	67,974,258	85,528,045	80,374,392	NO
BYZK109	9,327,385	10,243,850	9,347,705	NO
XS0841385411	937,950	937,950	951,189	NO
Total	$96,682,995	$117,171,704	$109,977,909

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

	(a)	Financial Statements

Financial Statements included in Part A

Condensed Financial Information

Financial Statements included in Part B

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2017

Statements of Operations and Changes in Net Assets for the years ended December 31, 2017 and 2016

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2017 and 2016

Statutory Statements of Operations for the years ended December 31, 2017, 2016 and 2015

Statutory Statements of Changes in Surplus for the years ended December 31, 2017, 2016 and 2015

Statutory Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015

Notes to Statutory Financial Statements

	(b)	Exhibits

		Exhibit 1	Resolution of Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account – Incorporated by reference to the Separate Account’s Initial Registration Statement File No. 333-45039 filed January 28, 1998

		Exhibit 2	Not Applicable.

		Exhibit 3	i.	Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Initial Registration Statement File No. 333-202684 filed March 12, 2015

			ii.	Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

			iii.	Template for Insurance Products Distribution Agreement (version 2014) MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

		Exhibit 4	i.	Template Individual Variable Deferred Annuity Contract with Flexible Purchase Payments – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-203063 filed September 8, 2015

			ii.	Template Contract Schedule(s) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-203063 filed September 8, 2015

			iii.	Return of Purchase Payment Death Benefit Rider – Incorporated by reference to Initial Registration Statement File No. 333-203063 filed March 27, 2015

			iv.	Nursing Home and Hospital Withdrawal Benefit Rider – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

			v.	Terminal Illness Withdrawal Benefit Rider – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

			vi.	Unisex Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

			vii.	Qualified Plan Contract Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

			viii.	IRA Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

			ix.	Roth IRA Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

			x.	SIMPLE IRA Supplemental Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

		Exhibit 5	Individual Variable Deferred Annuity Contract Application – Incorporated by reference to Initial Registration Statement File No. 333-203063 filed March 27, 2015

		Exhibit 6	i.	Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

			ii.	By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

		Exhibit 7	Not Applicable.

		Exhibit 8	i.	Fund Participation Agreements

				a.	BlackRock Funds

					–	Participation Agreement effective July 13, 2015 (BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-203063 filed September 8, 2015

				b.	Fidelity Funds

					–	Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed on or about April 24, 2018

•

First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File
No. 333-202684 filed on or about April 24, 2018

	–	Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

c.	Ivy Funds

	–	Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

		•	First Amendment dated January 18, 2013 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

		•	Second Amendment dated June 12, 2015 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-203063 filed June 18, 2015

		•	Third Amendment dated February 18, 2016 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed on or about April 26, 2017

		•	Fourth Amendment dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed on or about April 26, 2017

		•	Fifth Amendment dated March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

d.	MML Funds

	–	Participation Agreement dated August 15, 2008 (MML Series Investment Fund, American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

	–	Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

		•	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

		•	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

		•	Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

		•	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

		•	Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

		•	Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

		•	Seventh Amendment dated August 11, 2015 – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

e.	MML II Funds

	–	Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

		•	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

		•	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

		•	Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

		•	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

		•	Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

		•	Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-122804 filed March 1, 2013

		•	Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

		•	Ninth Amendment dated August 11, 2015 – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

f.	Oppenheimer Funds

	–	Participation Agreement, entered into as of May 1, 2006 and executed on November 20, 2007, (Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

		•	Amendment No. 1 effective April 3, 2008 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed April 28, 2009

		•	Amendment No. 2 effective June 8, 2009 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Amendment No. 3 effective October 13, 2010 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

• Amendment No. 4 dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

	ii.	Rule 22c-2 Agreements (Shareholder Information Agreements)

		a.	Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		b.	Ivy Funds Variable Insurance Portfolios Amended and Restated Agreement dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

		c.	MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		d.	MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		e.	OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

	iii.	Administrative Services

a.

se2, LLC

First Amended and Restated Master Services Agreement effective May 28, 2013 by and between Massachusetts Mutual Life Insurance Company and se2, LLC – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-203063 filed June 18, 2015

Exhibit 9	Opinion and Consent of Counsel – Incorporated herein by reference to Exhibit 10 (i.) under Item 24 in Pre-Effective Amendment No. 1 to Registration Statement File No. 333-203063 filed June 18, 2015

Exhibit 10	i.	Auditor Consents:

• Company Financial Statements *

• Separate Account Financial Statements *

	ii.	Powers of Attorney for:

		•	Roger W. Crandall	• Jeffrey H. Leiden

		•	Karen H. Bechtel	• Laura J. Sen

		•	Mark T. Bertolini	• William T. Spitz

		•	Karen A. Corbet	• H. Todd Stitzer

		•	James H. DeGraffenreidt, Jr.	• Elizabeth A. Ward

		•	Isabel D. Goren

– Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

	iii.	Power of Attorney for:

		•	Sean Newth

– Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-50410 filed November 21, 2017

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

*	filed herewith

Item 25.    Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman 1295 State Street B101 Springfield, MA 01111	Kathleen A. Corbet, Director 49 Cross Ridge Road New Canaan, CT 06840	Karen Bechtel, Director 100 South Point Drive, Apt 3604 Miami, FL 33139
Mark T. Bertolini, Director 151 Farmington Avenue Hartford, CT 06156	James H. DeGraffenreidt, Jr., Director 1340 Smith Avenue Suite 200 Baltimore, MD 21209	Isabella D. Goren, Director 16228 Shadybank Drive Dallas, TX 7524
Jeffrey M. Leiden, Director 50 Northern Avenue Boston, MA 02210	Marc Racicot, Director 28013 Swan Cove Drive Bigfork, MT 59911	Laura J. Sen, Director 95 Pembroke Street, Unit 1 Boston, MA 02118
William T. Spitz, Director 16 Wynstone Nashville, TN 37215	H. Todd Stitzer, Lead Director 1312 Casey Key Road Nokomis, FL 34275

Principal Officers of Massachusetts Mutual Life Insurance Company

Todd G. Picken, Corporate Vice President and Treasurer 1295 State Street Springfield, MA 01111	Melvin T. Corbett, Executive Vice President and Chief Investment Officer 1295 State Street Springfield, MA 01111
Roger W. Crandall, President and Chief Executive Officer (principal executive officer) 1295 State Street B101 Springfield, MA 01111	Pia Flanagan, Vice President, Corporate Secretary & Chief of Staff 1295 State Street Springfield, MA 01111
Michael J. O’Connor, Senior Vice President and General Counsel 1295 State Street Springfield, MA 01111	Mark Roellig, Executive Vice President, Head of Technology and Administration 1295 State Street Springfield, MA 01111
Elizabeth A. Ward, Executive Vice President, Chief Financial Officer and Chief Actuary 1295 State Street Springfield, MA 01111	Susan Cicco, Senior Vice President, Chief Human Resources and Communications Officer 1295 State Street Springfield, MA 01111
Michael Fanning, Executive Vice President - MassMutual U.S. 1295 State Street Springfield, MA 01111	Gareth F. Ross, Senior Vice President -Chief Customer Officer 1295 State Street Springfield, MA 01111
Sean Newth, Chief Accounting Officer and Corporate Controller 1295 State Street Springfield, MA 01111	Geoff Craddock, Chief Risk Officer 1295 State Street Springfield, MA 01111

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

–      Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684, as filed with the Securities and Exchange Commission on or about April 24, 2018.

Item 27.	Number of Contract Owners

As of March 29, 2018, the number of contract owners was 1,792.

Item 28.	Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II.

(b)	MMLIS and MSD are the principal underwriters for this contract. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
John Vaccaro	Chief Executive Officer, Director (Chairman of the Board)	*
Wendy Benson	President, Director	*
Michael Fanning	Director	*
Elizabeth Ward	Director	*
Mark Kaye	Director	*
Geoffrey Craddock	Director	*
William F. Monroe, Jr.	Vice President, Chief Operating Officer	*
Christine Frederick	Chief Compliance Office	*
Susan Scanlon	Deputy Chief Compliance Officer	**
James P. Puhala	Deputy Chief Compliance Officer	*
Thomas Bauer	Chief Technology Officer	*
David Mink	Vice President	***
Mary B. Wilkinson	Vice President	***
James Fago	Vice President	***
Paul Lapiana	Vice President, Agency Field Force Supervisor	***
David Holtzer	Field Risk Officer	***
Robert S. Rosenthal	Chief Legal Officer, Vice President, and Secretary	*
Edward K. Duch, Ill	Assistant Secretary	*
Amy Francella	Assistant Secretary	470 Atlantic Avenue
Boston, MA 02110
Alyssa M. O’Connor	Assistant Secretary	*
Nathan Hall	Chief Financial Officer, Treasurer and Assistant Vice President	*
Joseph Olesky	Controller	*
Derek Darley	Assistant Treasurer	*
Bruce C. Frisbie	Assistant Treasurer	**
Todd Picken	Assistant Treasurer	*
Kevin LaComb	Assistant Treasurer	*
Kathy Rogers	Continuing Education Officer
Mark Viviano	Co-Chief Operations Officer and Assistant Vice President	**
Mark Larose	Co-Chief Operations Officer and Assistant Vice President	*
Mario Morton	Assistant Vice President and Registration Manager	*
Mathew Verdi	Assistant Vice President	*
Delphine Soucie	Assistant Vice President
Anthony Frogameni	Assistant Vice President and Chief Privacy Officer	*
John Rogan	Regional Assistant Vice President	*
Nick DeLuca	Regional Assistant Vice President	1101 North Black Canyon
Highway
PH30
Phoenix, AZ 85209
David Cove	Regional Assistant Vice President	*
Jack Yvon	Regional Assistant Vice President	*
Sean Murphy	Regional Assistant Vice President	*
Michelle Pedigo	Regional Assistant Vice President	*
Laura Perlotto	Assistant Vice President and AML Compliance Officer	*
Craig Waddington	Variable Life Product Distribution Officer; and	*
Variable Annuity Product Distribution Officer
Michael Dunn	Worksite Product Distribution Officer	**

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981
***	11215 North Community House Rd., Charlotte, NC 28277

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Eric Wietsma	Chairman of the Board, Chief Executive Officer and President	*
Geoffrey Craddock	Director	*
Elizabeth Ward	Director	**
Nathan Hall	Chief Financial Officer and Treasurer	**
Robert S. Rosenthal	Chief Legal Officer, Secretary and Vice President	**
Susan Scanlon	Chief Compliance Officer	*
Laura Perlotto	Assistant Vice President and AML Compliance Officer	**
Edward K. Duch, III	Assistant Secretary	**
Alyssa O’Connor	Assistant Secretary	**
Mario Morton	Registration Manager	**
Craig Waddington	Variable Life Product Distribution Officer; and Variable Annuity Product Distribution Officer	**

*	100 Bright Meadow Boulevard, Enfield, CT 06082-1981
**	1295 State Street, Springfield, MA 01111-0001

(c)	Compensation From the Registrant

For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 30.    Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the administrator, se2, inc., at its place of business at 5801 SW 6th Avenue, Topeka, KS 66636-0001.

Item 31.    Management Services

For information about the management services provided by se2, LLC, refer to the “Services” section of the Statement of Additional Information. As of the date of this fling, the Contract has not yet been offered for sale; therefore, no compensation has been paid or reported at this time.

Item 32.    Undertakings

(a)	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)	Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the individual deferred variable annuity contract described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, has caused this Post-Effective Amendment No. 3 to Registration Statement No. 333-203063 to be signed on its behalf by the undersigned thereto duly authorized, in the City of Springfield, Commonwealth of Massachusetts on the 23rd day of April, 2018.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4
(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	Roger W. Crandall *
Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, and the Investment Company Act of 1940 (together referred to as the “Acts”), this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature**	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	April 23, 2018
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	April 23, 2018
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Chief Accounting Officer and Corporate Controller	April 23, 2018
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	April 23, 2018
Mark T. Bertolini

KAREN H. BECHTEL *	Director	April 23, 2018
Karen H. Betchel

KATHLEEN A. CORBET *	Director	April 23, 2018
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	April 23, 2018
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	April 23, 2018
Isabella D. Goren

JEFFREY M. LEIDEN *	Director	April 23, 2018
Jeffrey M. Leiden

Director
Marc F. Racicot

LAURA J. SEN *	Director	April 23, 2018
Laura J. Sen

WILLIAM T. SPITZ *	Director	April 23, 2018
William T. Spitz

H. TODD STITZER *	Director	April 23, 2018
H. Todd Stitzer

/s/ JOHN E DEITELBAUM
* John E. Deitelbaum
Attorney-in-Fact pursuant to Powers of Attorney

** MAJORITY OF DIRECTORS

INDEX TO EXHIBITS

Exhibit No.	Exhibit

Exhibit 99.24 (10i)	Auditor Consents
• Company Financial Statements
• Separate Account Financial Statements